UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23738
Capital Group Fixed Income ETF Trust
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Troy S. Tanner
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
Explanatory Note
:

The Registrant is filing this amendment to its Form N-CSR for the reporting period ended December 31, 2024, originally filed with the Securities and Exchange Commission on March 7, 2025 (Accession Number 0001145549-25-016812). The purpose of this amendment is to revise parts of Item 16 - Controls and Procedures. The Registrant has updated the language in 16(a) to include “as of a date within 90 days of the filing date of this report” to the existing disclosure to clarify the date of the conclusion made. Additionally, the Registrant has removed “Registrant’s semi-annual” from the language in 16(b) to clarify the reporting period covered by the report. The signature page and certification dates have also been updated to the amendment date. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
Capital Group Core Bond ETF
CGCB
for the year ended December 31, 2024
Stock Exchange:
NYSE Arca, Inc.
This annual shareholder report contains important information about Capital Group Core Bond ETF (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGCB	$ 27	0.27%
Management's discussion of fund performance
The fund's shares gained 1.58%

for the year ended December 31, 2024. These results compare with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While rates at the very front end of the yield curve have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields has reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.
Overall, many of the fund’s sectors contributed positively to relative returns for the portfolio. In particular, sector allocation decisions including overweights to securitized bonds and corporate credit were additive. Security selection within securitized sectors and corporate credit was also positive for relative returns.
Conversely, interest rate exposures, including duration and yield curve positioning, slightly detracted from relative results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
Capital Group Core Bond ETF 2	1.58%	6.47%
Bloomberg U.S. Aggregate Index 3	1.25%	6.26%
1
The fund began investment operations on September 26, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,579
Total number of portfolio holdings	598
Total advisory fees paid (in millions)	$ 2
Portfolio turnover rate including mortgage dollar roll transactions	354%
Portfolio turnover rate excluding mortgage dollar roll transactions	125%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXARX-312-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Group Core Plus Income ETF
CGCP
for the year ended December 31, 2024
Stock Exchange:
NYSE Arca, Inc.
This annual shareholder report contains important information about Capital Group Core Plus Income ETF (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGCP	$ 35	0.34%
Management's discussion of fund performance
The fund's shares gained 3.01%

for the year ended December 31, 2024. These results compare with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth.
Within the portfolio, sector and security selection proved beneficial. Overweight exposure to high-yield corporates and securitized credit were key positive drivers. High-yield markets were helped by interest rate cuts from the Fed and the anticipation of pro-business policies from the incoming administration. Curve positioning also helped relative returns as the curve steepened over the period.
Conversely, duration exposure hurt relative returns. Being overweight duration towards the end of the year detracted as yields rose across the curve in response to less dovish rhetoric from the Fed and improved economic expectations. Being underweight to investment-grade corporates was a further detractor.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
Capital Group Core Plus Income ETF 2	3.01%	(0.04) %
Bloomberg U.S. Aggregate Index 3	1.25%	(1.21) %
1
The fund began investment operations on February 22, 2022.
2
Investment results assume all distributions are reinvested and reflect applicable fees
and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,985
Total number of portfolio holdings	1,155
Total advisory fees paid (in millions)	$ 9
Portfolio turnover rate including mortgage dollar roll transactions	420%
Portfolio turnover rate excluding mortgage dollar roll transactions	83%
Po
rtfol
io holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXARX-306-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Group International Bond ETF
(USD-Hedged)
CGIB
for the period ended December 31, 2024
Stock Exchange:
NYSE Arca, Inc.
This annual shareholder report contains important information about Capital Group International Bond ETF (USD-Hedged) (the "fund") for the period from June 25, 2024, commencement of operations, to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a
hypothetical
$1
0
,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGIB	$ 24 *	0.45% †
*
Based on operations for the period from June 25, 2024 to December 31, 2024. Expenses for the full year w
o
uld be higher.
†
Annualized.
Management's discussion of fund performance
The fund's shares gained 2.79%

for the period from June 25, 2024 to December 31, 2024. These results compare with a 3.95% gain for the Bloomberg Global Aggregate ex-USD (USD Hedged) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
During the fund’s fiscal year, the global bond market experienced record-setting inflows as investors poured assets into developed and emerging markets bond funds, seeking to lock in some of the highest starting yields in decades. Additionally, easing inflation across many global regions enabled central banks to lower interest rates, offering investors the potential for price appreciation.
The fund’s off-benchmark allocation to high-yield corporate and emerging markets sovereign bonds had a positive impact on returns. In addition, active positions in the Turkish lira funded from a negative exposure to the Chinese renminbi helped the fund’s results. In credit, the fund’s greater-than-benchmark allocation to Commonwealth of Australia and state of New South Wales Australia bonds contributed positively to returns.
One of the primary detractors from results during the fiscal year was the fund’s lack of exposure to the Chinese government bond market. Additionally, the fund’s greater-than-benchmark allocation to the asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) markets weighed on comparative returns, as did its off-benchmark allocation to Brazilian interest rates. Finally, the fund’s less-than-benchmark allocation to investment-grade corporate bonds slightly detracted from comparative results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
Capital Group International Bond ETF (USD-Hedged) 2	2.79%
Bloomberg U.S. Aggregate Index 3	1.22%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index 3	3.95%
1
The fund began investment operations on June 25, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 50,053
Total number of portfolio holdings	167
Total advisory fees paid (in thousands)	$ 117
Portfolio turnover rate including mortgage dollar roll transactions	185%
Portfolio turnover rate excluding mortgage dollar roll transactions	118%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one c
opy of m
ost shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXARX-321-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Group Municipal Income ETF
CGMU
for the year ended December 31, 2024
Stock Exchange:
NYSE Arca, Inc.
This annual shareholder report contains important information about Capital Group Municipal Income ETF (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $1
0
,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGMU	$ 27	0.27%
Management's discussion of fund performance
The fund's shares gained 2.80%

for the year ended December 31, 2024. These results compare with a 1.55% gain for the 85%/15% Bloomberg 1-15 Year Blend (1-17 Year) Municipal Bond Index/Bloomberg 1-15 Year Blend (1-17 Year) High Yield Municipal Bond Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
In September, the U.S. Federal Reserve (Fed) cut rates for the first time since 2020 and followed with additional reductions in November and December. While shorter term bond yields fell significantly since the Fed’s initial cut, longer term yields rose. Municipal bond yields began at elevated levels in 2024 and continued to rise throughout the year.
During the period, each of the fund’s sectors added positive returns to the overall portfolio, with corporates, housing and health care bonds being particularly additive. Holdings in escrowed, special tax and education bonds were also positive, though below the portfolio’s overall return. Curve positioning further helped the fund’s absolute returns.
Conversely, holdings in non-general obligation governmental, tobacco and general obligation bonds detracted from the broader portfolio’s return. Duration positioning also dampened the fund’s overall results.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual t
otal
returns
	1 year	Since inception 1
Capital Group Municipal Income ETF 2	2.80%	6.68%
Bloomberg Municipal Bond Index 3	1.05%	5.66%
85%/15% Bloomberg 1-15 Year Blend (1-17 Year) Municipal Bond Index/Bloomberg 1-15 Year Blend (1-17 Year) High Yield Municipal Bond Index 3	1.55%	5.06%
Effective July 24, 2024, the fund's primary benchmark changed from the 85%/15% Bloomberg 1-15 Year Blend (1-17 Year) Municipal Bond Index/Bloomberg 1-15 Year Blend (1-17 Year) High Yield Municipal Bond Index (the "Previous Primary Benchmark") to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
The fund began investment operations on October 25, 2022.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown
is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,666
Total number of portfolio holdings	1,370
Total advisory fees paid (in millions)	$ 4
Portfolio turnover rate	29%
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXARX-309-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Group Municipal High-Income ETF
CGHM
for the period ended December 31, 2024
Stock Exchange:
NYSE Arca, Inc.
This annual shareholder report contains important information about Capital Group Municipal High-Income ETF (the "fund") for the period from June 25, 2024, commencement of operations, to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGHM	$ 18 *	0.34% †
*
Based on operations for the period from June 25, 2024 to December 31, 2024. Expenses for the full year would be higher.
†
Annualized.
Management's discussion of fund performa
nc
e
The fund's shares gained 2.76%

for the period from June 25, 2024 to December 31, 2024. These results compare with a 1.86% gain for the 70%/20%/10% Bloomberg Muni HY Index/Bloomberg Muni BBB Index/Bloomberg Muni Bond Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
In September, the U.S. Federal Reserve (Fed) cut rates for the first time since 2020 and followed with additional reductions in November and December. While shorter term bond yields fell significantly since the Fed’s initial cut, longer term yields rose. Municipal bond yields began at elevated levels in 2024 and continued to rise throughout the year.
The fund’s holdings in the non-general obligation governmental debt and transportation bonds saw positive returns surpassing those of the overall portfolio. Curve positioning further helped the fund’s absolute returns. Select overweight positions, which posted strong results, were additive to results.
Conversely, investments in the tobacco, housing and escrowed sectors were the notable detractors to overall results. Also, duration positioning negatively impacted the overall results. Additionally, while security selection was a slight positive for results, sector/industry selection was a meaningful negative detractor to absolute returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
Capital Group Municipal High-Income ETF 2	2.76%
Bloomberg Municipal Bond Index 3	1.26%
70%/20%/10% Bloomberg Muni HY Index/Bloomberg Muni BBB Index/Bloomberg Muni Bond Index 3	1.86%
1
The fund began investment operations on June 25, 2024.
2
Investment results assume all distributions are reinvested and reflect app licab
le fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 84,552
Total number of portfolio holdings	320
Total advisory fees paid (in thousands)	$ 99
Portfolio turnover rate	25%
Portfolio qu
al
ity summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXARX-322-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Group Short Duration Income ETF
CGSD
for the year ended December 31, 2024
Stock Exchange:
NYSE Arca, Inc.
This annual shareholder report contains important information about Capital Group Short Duration Income ETF (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last y
ea
r?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGSD	$ 26	0.25%
Management's discussion of fund performance
The fund's shares gained 5.51%

for the year ended December 31, 2024. These results compare with a 4.36% gain for the Bloomberg U.S. Government/Credit (1-3 years) Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
Within the fund, credit sectors contributed positively to relative results, with securitized credit posting the strongest returns. The fund’s holdings in asset-backed securities and commercial mortgage-backed securities were particularly additive to relative results during the period. Residential mortgage-backed securities and investment-grade (BBB/Baa and above) corporate bonds also contributed. Duration and curve positioning both helped the fund’s returns.
The negative carry, or cost, of using futures to manage duration and cur
v
e positioning slightly offset positive relative returns. Exposure and selection within investment-grade financials also slightly detracted.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
Capital Group Short Duration Income ETF 2	5.51%	5.69%
Bloomberg U.S. Aggregate Index 3	1.25%	4.76%
Bloomberg U.S. Government/Credit (1-3 years) Index 3	4.36%	4.60%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg U.S. Government/Credit (1-3 years) Index (the "Previous Primary Benchmark") to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
The fund began investment operations on
October 25, 2022.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millio n s)	$ 874
Total number of portfolio holdings	771
Total advisory fees paid (in millions)	$ 1
Portfolio turnover rate including mortgage dollar roll transactions	192%
Portfolio turnover rate exclu din g mortgage dollar roll transactions	42%
Portfolio holdings by asset type
 (percent of n
e
t assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXARX-307-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Group Short Duration Municipal Income ETF
CGSM
for the year ended December 31, 2024
Stock Exchange:
NYSE Arca, Inc
.
This annual shareholder report contains important information about Capital Group Short Duration Municipal Income ETF (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGSM	$ 25	0.25%
Management's discussion of fund performance
The fund's shares gained 3.77%

for the year ended December 31, 2024. These results compare with a 2.07% gain for the Bloomberg Municipal Short 1-5 Years Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
In September, the U.S. Federal Reserve (Fed) cut rates for the first time since 2020 and followed with additional reductions in November and December. While shorter term bond yields fell significantly since the Fed’s initial cut, longer term yields rose. Municipal bond yields began at elevated levels in 2024 and continued to rise throughout the year.
During the period, each of the fund’s sectors added positive returns to the overall portfolio, with holdings in health care, corporates and special tax bonds being particularly additive. Transportation and housing bonds were also positive, though below the portfolio’s overall return. Curve positioning further helped the fund’s absolute returns.
Conversely, holdings in education and non-general obligation governmental bonds detracted from the broader portfolio’s return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
Capital Group Short Duration Municipal Income ETF 2	3.77%	7.93%
Bloomberg Municipal Bond Index 3	1.05%	6.64%
Bloomberg Municipal Short 1-5 Years Index 3	2.07%	4.29%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg Municipal Short 1-5 Years Index (the "Previous Primary Benchmark") to the Bloomberg Municipal Bond Index, a
br
oad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
1
The fund began investment operations on September 26, 2023.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged
, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 553,877
Total number of portfolio holdings	508
Total advisory fees paid (in thousands)	$ 615
Portfolio turnover rate	54%
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†
Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXARX-313-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Group Ultra Short Income ETF
CGUI
for the period ended December 31, 2024
Stock Exchange:
NYSE Arca, Inc.
This annual shareholder report contains important information about Capital Group Ultra Short Income ETF (the "fund") for the period from June 25, 2024, commencement of operations, to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGUI	$ 9 *	0.18% †
*
Based on operatio
n
s for the period from June 25, 2024 to December 31, 2024. Expenses for the full
year would be higher.
†
Annualized.
Management's discussion of fund performance
The fund's shares gained 3.14%

for the period from June 25, 2024 to December 31, 2024. These results compare with a 2.62% gain for the ICE BofA 3 Month U.S. Treasury Bill Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate three times. Following its first rate cut in September 2024, the Fed made additional rate reductions in November and December. While ultra-short bond yields have fallen significantly since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for stronger U.S. economic growth.
Securitized bonds and investment-grade corporate bonds added to the fund’s positive returns for the six months since it launched. The fund’s holdings in asset-backed securities and both financial and industrial investment-grade corporate bonds were particularly additive to results during the period. Duration positioning further aided the fund’s relative returns.
Exposure to longer maturity bonds detracted from the portfolio’s relative results. Commercial paper holdings had no impact on returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
Capital Group Ultra Short Income ETF 2	3.14%
Bloomberg U.S. Aggregate Index 3	1.22%
ICE BofA 3 Month U.S. Treasury Bill Index 3	2.62%
1
The fund began investment operations on June 25, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd. and ICE Data Indices, LLC.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in thousands)	$ 34,669
Total number of portfolio holdings	194
Total advisory fees paid (in thousands)	$ 30
Portfolio turnover rate	26%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXARX-320-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Capital Group U.S. Multi-Sector Income ETF
CGMS
for the year ended December 31, 2024
Stock Exchange:
NYSE Arca, Inc.
This annual shareholder report contains important information about Capital Group U.S. Multi-Sector Income ETF (the "fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGMS	$ 40	0.39%
Management's discussion of fund performance
The fund's shares gained 7.29%

for the year ended December 31, 2024. These results compare with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
The U.S. Federal Reserve (Fed) lowered its monetary policy rate three times during the fund’s fiscal year. Following rate cuts in September and November, the Fed reduced rates again in December 2024. While shorter term bond yields fell significantly since the Fed’s initial cut, longer term yields rose. This upward trend in longer term yields reflected the bond market’s anticipation of stronger U.S. economic growth.
Within the fund, each of the sectors contributed positively to overall returns. The fund’s position in opportunistic bonds and securitized debt were particularly additive to absolute results during the period. Likewise, returns for most high-yield corporate bonds surpassed those of the overall portfolio. From a ratings perspective, returns for high-yield bonds outpaced those of the overall portfolio except for BB/Ba-rated bonds.
Conversely, holdings in investment-grade corporate bonds, while still positive, detracted somewhat from the broader portfolio’s return. Additionally, exposure to high-yield derivatives negatively impacted absolute returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
Capital Group U.S. Multi-Sector Income ETF 2	7.29%	10.29%
Bloomberg U.S. Aggregate Index 3	1.25%	4.76%
Bloomberg Custom Multi-Sector Composite Index 3	6.93%	9.23%
1
The fund began investment operations on October 25, 2022.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,951
Total number of portfolio holdings	1,139
Total advisory fees paid (in millions)	$ 4
Portfolio turnover rate including mortgage dollar roll transactions	41%
Portfolio turnover rate excluding mortgage dollar roll transactions	39%
Portfolio holding
s
by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (househol di
ng). If you would p
ref
er that your documen
ts not b
e householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. ETMXARX-308-0225 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Leslie Stone Heisz, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
December 31, 2024	235,000	None	None	None
December 31, 2023	82,000	None	None	None
Adviser and Affiliates2
December 31, 2024	Not Applicable	44,000	None	None
December 31, 2023	Not Applicable	None	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
December 31, 2024	44,000
December 31, 2023	None

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

a)  The following individuals are members of the registrant's separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Vanessa C. L. Chang

Jennifer C. Feikin

Pablo R. Gonzalez Guajardo

Leslie Stone Heisz

William D. Jones

b)  Not applicable

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital Group Fixed Income ETF Trust
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended December 31, 2024
Lit. No. ETGEFP4-350-0225 © 2025 Capital Group. All rights reserved.

Capital Group Core Bond ETF
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 97.28%		Principal amount (000)	Value (000)
Mortgage-backed obligations 39.91%
Federal agency mortgage-backed obligations 30.26%
	Fannie Mae Pool #CA6078 2.50% 6/1/2050[1]	USD2,952	$2,412
	Fannie Mae Pool #FS3550 2.50% 1/1/2051[1]	954	780
	Fannie Mae Pool #FS5929 2.50% 1/1/2051[1]	509	416
	Fannie Mae Pool #BQ7729 2.50% 3/1/2051[1]	1,612	1,315
	Fannie Mae Pool #CA9390 2.50% 3/1/2051[1]	991	809
	Fannie Mae Pool #BR6304 2.50% 4/1/2051[1]	24	20
	Fannie Mae Pool #FM7408 2.50% 5/1/2051[1]	1,360	1,110
	Fannie Mae Pool #FM7304 2.50% 5/1/2051[1]	924	754
	Fannie Mae Pool #CB0517 2.50% 5/1/2051[1]	638	521
	Fannie Mae Pool #FM7325 2.50% 5/1/2051[1]	548	450
	Fannie Mae Pool #BR9603 2.50% 5/1/2051[1]	19	16
	Fannie Mae Pool #FM8315 2.50% 7/1/2051[1]	983	807
	Fannie Mae Pool #BQ0991 2.50% 7/1/2051[1]	496	405
	Fannie Mae Pool #CB1295 2.00% 8/1/2051[1]	2,870	2,250
	Fannie Mae Pool #CB1394 2.50% 8/1/2051[1]	951	776
	Fannie Mae Pool #BU0341 2.50% 9/1/2051[1]	24	20
	Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]	3,561	2,789
	Fannie Mae Pool #CB2211 2.50% 11/1/2051[1]	3,940	3,223
	Fannie Mae Pool #FM9481 2.50% 11/1/2051[1]	1,040	848
	Fannie Mae Pool #BQ7453 2.50% 11/1/2051[1]	459	378
	Fannie Mae Pool #CB2029 2.50% 11/1/2051[1]	95	78
	Fannie Mae Pool #CB2404 2.50% 12/1/2051[1]	707	576
	Fannie Mae Pool #FM9904 2.50% 12/1/2051[1]	528	431
	Fannie Mae Pool #BQ7006 2.00% 1/1/2052[1]	2,685	2,100
	Fannie Mae Pool #FS5613 2.50% 1/1/2052[1]	2,010	1,656
	Fannie Mae Pool #BU7244 2.50% 1/1/2052[1]	1,362	1,111
	Fannie Mae Pool #BU3083 2.50% 1/1/2052[1]	907	741
	Fannie Mae Pool #FS4203 2.50% 1/1/2052[1]	287	234
	Fannie Mae Pool #FS0381 2.50% 1/1/2052[1]	250	204
	Fannie Mae Pool #FS0502 2.50% 1/1/2052[1]	194	158
	Fannie Mae Pool #FS6479 2.50% 1/1/2052[1]	114	93
	Fannie Mae Pool #MA4547 2.00% 2/1/2052[1]	7,886	6,162
	Fannie Mae Pool #BT6607 2.50% 2/1/2052[1]	642	525
	Fannie Mae Pool #FS0834 2.50% 2/1/2052[1]	22	18
	Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]	622	485
	Fannie Mae Pool #CB3031 2.50% 3/1/2052[1]	749	615
	Fannie Mae Pool #MA4563 2.50% 3/1/2052[1]	601	491
	Fannie Mae Pool #CB3744 2.50% 3/1/2052[1]	81	66
	Fannie Mae Pool #FS4433 2.50% 3/1/2052[1]	29	24
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]	3,797	2,963
	Fannie Mae Pool #FS8274 2.00% 4/1/2052[1]	1,982	1,547
	Fannie Mae Pool #FS1598 2.00% 4/1/2052[1]	1,906	1,488
	Fannie Mae Pool #MA4578 2.50% 4/1/2052[1]	1,905	1,560
	Fannie Mae Pool #BV4656 2.50% 4/1/2052[1]	982	805
	Fannie Mae Pool #CB3520 2.50% 4/1/2052[1]	771	629
	Fannie Mae Pool #CB3353 2.50% 4/1/2052[1]	369	301
	Fannie Mae Pool #MA4579 3.00% 4/1/2052[1]	2,075	1,768
	Fannie Mae Pool #CB3665 2.50% 5/1/2052[1]	761	621
	Fannie Mae Pool #MA4600 3.50% 5/1/2052[1]	10,070	8,928
	Fannie Mae Pool #MA4623 2.50% 6/1/2052[1]	1,112	908
	Fannie Mae Pool #FS6034 2.50% 6/1/2052[1]	28	22
	Fannie Mae Pool #BV5623 3.00% 6/1/2052[1]	4,751	4,043
	Fannie Mae Pool #CB3891 3.00% 6/1/2052[1]	1,735	1,483
	Fannie Mae Pool #MA4626 4.00% 6/1/2052[1]	949	869
	Fannie Mae Pool #MA4651 2.00% 7/1/2052[1]	2,329	1,817
	Fannie Mae Pool #FS5493 2.50% 7/1/2052[1]	2,899	2,381
	Fannie Mae Pool #FS2239 2.50% 7/1/2052[1]	865	711
	Fannie Mae Pool #FS6130 2.50% 7/1/2052[1]	579	475
	Fannie Mae Pool #FS7879 2.50% 7/1/2052[1]	421	344
	Fannie Mae Pool #FS6631 2.50% 7/1/2052[1]	39	32
	Fannie Mae Pool #MA4654 3.50% 7/1/2052[1]	8,174	7,248
	Fannie Mae Pool #MA4743 2.50% 8/1/2052[1]	1,709	1,394
	Fannie Mae Pool #MA4768 2.50% 9/1/2052[1]	2,209	1,803

1	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #MA4782 3.50% 10/1/2052[1]	USD3,133	$2,776
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	260	258
	Fannie Mae Pool #MA5026 3.50% 4/1/2053[1]	1,554	1,376
	Fannie Mae Pool #BY0943 4.00% 4/1/2053[1]	656	603
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	243	223
	Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	8,632	8,346
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	1,601	1,549
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	967	885
	Fannie Mae Pool #MA5163 4.50% 10/1/2053[1]	980	923
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	1,948	1,783
	Fannie Mae Pool #CB7862 6.00% 1/1/2054[1]	438	440
	Fannie Mae Pool #MA5273 6.50% 2/1/2054[1]	8,956	9,148
	Fannie Mae Pool #MA5274 7.00% 2/1/2054[1]	243	252
	Fannie Mae Pool #MA5294 5.00% 3/1/2054[1]	5,167	4,991
	Fannie Mae Pool #MA5295 6.00% 3/1/2054[1]	7,437	7,477
	Fannie Mae Pool #MA5341 4.00% 4/1/2054[1]	2,517	2,304
	Fannie Mae Pool #MA5326 4.50% 4/1/2054[1]	3,857	3,631
	Fannie Mae Pool #DB3607 4.00% 5/1/2054[1]	199	183
	Fannie Mae Pool #MA5352 5.00% 5/1/2054[1]	9,844	9,508
	Fannie Mae Pool #MA5353 5.50% 5/1/2054[1]	2,561	2,529
	Fannie Mae Pool #MA5386 4.50% 6/1/2054[1]	1,682	1,583
	Fannie Mae Pool #MA5389 6.00% 6/1/2054[1]	3,110	3,131
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	772	781
	Fannie Mae Pool #FS8223 6.00% 6/1/2054[1]	222	224
	Fannie Mae Pool #FS8219 6.00% 6/1/2054[1]	201	204
	Fannie Mae Pool #FS8400 6.00% 7/1/2054[1]	7,597	7,692
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	3,310	3,331
	Fannie Mae Pool #DB7039 6.00% 7/1/2054[1]	169	171
	Fannie Mae Pool #MA5422 6.50% 7/1/2054[1]	320	327
	Fannie Mae Pool #DB6906 6.50% 7/1/2054[1]	170	173
	Fannie Mae Pool #MA5443 5.00% 8/1/2054[1]	5,780	5,582
	Fannie Mae Pool #MA5444 5.50% 8/1/2054[1]	5,030	4,967
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]	2,755	2,772
	Fannie Mae Pool #DB7687 6.00% 8/1/2054[1]	90	91
	Fannie Mae Pool #DB7690 6.00% 8/1/2054[1]	75	76
	Fannie Mae Pool #DC0296 6.00% 8/1/2054[1]	67	67
	Fannie Mae Pool #MA5446 6.50% 8/1/2054[1]	4,934	5,040
	Fannie Mae Pool #MA5520 3.50% 9/1/2054[1]	2,767	2,449
	Fannie Mae Pool #MA5468 4.50% 9/1/2054[1]	4,470	4,207
	Fannie Mae Pool #MA5470 5.50% 9/1/2054[1]	7,050	6,961
	Fannie Mae Pool #MA5495 4.50% 10/1/2054[1]	4,959	4,667
	Fannie Mae Pool #MA5528 4.00% 11/1/2054[1]	9,304	8,514
	Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]	12,298	10,696
	Freddie Mac Pool #RA3528 2.50% 9/1/2050[1]	710	580
	Freddie Mac Pool #QB8797 2.50% 2/1/2051[1]	277	226
	Freddie Mac Pool #SD4957 2.00% 3/1/2051[1]	35,004	27,504
	Freddie Mac Pool #QC3532 2.50% 6/1/2051[1]	524	427
	Freddie Mac Pool #QC5574 2.50% 8/1/2051[1]	24	20
	Freddie Mac Pool #QC6759 2.00% 9/1/2051[1]	8,168	6,384
	Freddie Mac Pool #QC6225 2.50% 9/1/2051[1]	888	724
	Freddie Mac Pool #SD5485 2.50% 9/1/2051[1]	714	583
	Freddie Mac Pool #RA5759 2.50% 9/1/2051[1]	174	142
	Freddie Mac Pool #QC6597 2.50% 9/1/2051[1]	27	22
	Freddie Mac Pool #QC8196 2.50% 10/1/2051[1]	236	193
	Freddie Mac Pool #QC7814 2.50% 10/1/2051[1]	196	160
	Freddie Mac Pool #QC9251 2.50% 10/1/2051[1]	187	152
	Freddie Mac Pool #QD1841 2.00% 11/1/2051[1]	3,401	2,660
	Freddie Mac Pool #QC9561 2.50% 11/1/2051[1]	444	362
	Freddie Mac Pool #RA6411 2.50% 11/1/2051[1]	375	306
	Freddie Mac Pool #RA6231 2.50% 11/1/2051[1]	25	20
	Freddie Mac Pool #SD8183 2.50% 12/1/2051[1]	2,730	2,234
	Freddie Mac Pool #RA6433 2.50% 12/1/2051[1]	1,051	857
	Freddie Mac Pool #QD2923 2.50% 12/1/2051[1]	821	669

Capital Group Fixed Income ETF Trust	2

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD5712 2.50% 1/1/2052[1]	USD3,405	$2,802
	Freddie Mac Pool #SD8189 2.50% 1/1/2052[1]	2,366	1,939
	Freddie Mac Pool #SD0853 2.50% 1/1/2052[1]	1,218	993
	Freddie Mac Pool #SD5892 2.00% 2/1/2052[1]	10,947	8,534
	Freddie Mac Pool #SD0902 2.50% 2/1/2052[1]	1,991	1,623
	Freddie Mac Pool #QD7219 2.50% 2/1/2052[1]	28	23
	Freddie Mac Pool #SD8199 2.00% 3/1/2052[1]	2,658	2,076
	Freddie Mac Pool #QD8010 2.00% 3/1/2052[1]	969	758
	Freddie Mac Pool #SD8200 2.50% 3/1/2052[1]	763	624
	Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	2,996	2,338
	Freddie Mac Pool #QE0312 2.00% 4/1/2052[1]	975	760
	Freddie Mac Pool #SD6498 2.50% 4/1/2052[1]	5,281	4,318
	Freddie Mac Pool #QE0800 2.50% 4/1/2052[1]	749	611
	Freddie Mac Pool #QE0521 2.50% 4/1/2052[1]	144	118
	Freddie Mac Pool #SD8212 2.50% 5/1/2052[1]	1,731	1,413
	Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]	40,670	34,608
	Freddie Mac Pool #SD8220 3.00% 6/1/2052[1]	5,230	4,452
	Freddie Mac Pool #SD5368 2.50% 7/1/2052[1]	551	449
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	8,687	7,399
	Freddie Mac Pool #SD4520 3.50% 7/1/2052[1]	15,155	13,430
	Freddie Mac Pool #SD3117 4.00% 7/1/2052[1]	2,158	1,979
	Freddie Mac Pool #SD8234 2.50% 8/1/2052[1]	158	129
	Freddie Mac Pool #SD8237 4.00% 8/1/2052[1]	786	721
	Freddie Mac Pool #SD1581 2.50% 9/1/2052[1]	41	33
	Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	2,529	2,152
	Freddie Mac Pool #SD8255 3.50% 10/1/2052[1]	4,289	3,799
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]	3,821	3,693
	Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	1,008	996
	Freddie Mac Pool #SD3432 6.00% 7/1/2053[1]	182	185
	Freddie Mac Pool #SD8379 4.00% 10/1/2053[1]	963	881
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	7,388	7,141
	Freddie Mac Pool #RJ0854 6.50% 1/1/2054[1]	41	42
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[1]	1,242	1,248
	Freddie Mac Pool #SD8403 6.50% 2/1/2054[1]	4,250	4,340
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	1,189	1,174
	Freddie Mac Pool #SD8418 4.50% 4/1/2054[1]	12,321	11,597
	Freddie Mac Pool #SD8419 5.00% 4/1/2054[1]	1,422	1,373
	Freddie Mac Pool #SD8420 5.50% 4/1/2054[1]	1,825	1,802
	Freddie Mac Pool #QI3333 6.00% 4/1/2054[1]	106	107
	Freddie Mac Pool #SD8428 4.00% 5/1/2054[1]	2,140	1,958
	Freddie Mac Pool #SD8431 5.50% 5/1/2054[1]	28,837	28,478
	Freddie Mac Pool #SD5692 6.00% 5/1/2054[1]	137	139
	Freddie Mac Pool #SD8439 6.00% 6/1/2054[1]	3,679	3,698
	Freddie Mac Pool #RJ1725 6.50% 6/1/2054[1]	70	72
	Freddie Mac Pool #SD8446 5.50% 7/1/2054[1]	3,002	2,964
	Freddie Mac Pool #SD5790 6.00% 7/1/2054[1]	7,970	8,060
	Freddie Mac Pool #SD5896 6.00% 7/1/2054[1]	195	197
	Freddie Mac Pool #RJ1986 6.50% 7/1/2054[1]	714	730
	Freddie Mac Pool #SD8448 6.50% 7/1/2054[1]	278	284
	Freddie Mac Pool #SD5986 6.50% 7/1/2054[1]	238	245
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[1]	91	93
	Freddie Mac Pool #SD8460 4.50% 9/1/2054[1]	6,365	5,990
	Freddie Mac Pool #SD8462 5.50% 9/1/2054[1]	6,862	6,776
	Freddie Mac Pool #SD8468 5.00% 10/1/2054[1]	4,032	3,894
	Freddie Mac Pool #SD8471 6.50% 10/1/2054[1]	9,339	9,540
	Freddie Mac Pool #SD8473 4.50% 11/1/2054[1]	9,308	8,759
	Freddie Mac Pool #SD8474 5.00% 11/1/2054[1]	2,930	2,829
	Freddie Mac Pool #SD8489 4.50% 12/1/2054[1]	2,793	2,628
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/27/2060[1]	258	227

3	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030[1]	USD253	$222
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031[1]	248	221
	Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031[1]	271	238
			478,025

Collateralized mortgage-backed obligations (privately originated) 6.20%
	Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028)[1,2,3]	2,688	2,568
	BRAVO Residential Funding Trust, Series 2024-RPL1, Class A1, 3.25% 10/25/2063[1,2,4]	4,773	4,334
	BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,2,3]	5,186	5,152
	Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027)[1,2,3]	2,116	2,116
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,2,4]	500	488
	Cascade Funding Mortgage Trust, Series 2024-HB13, Class M1, 3.00% 5/25/2034[1,2,4]	2,100	1,966
	Cascade Funding Mortgage Trust, Series 2024-HB13, Class A, 3.00% 5/25/2034[1,2,4]	888	868
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[1,2,4]	1,194	1,178
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034[1,2,4]	291	278
	Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[1,2,4]	5,398	5,239
	Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054[1,2]	2,727	2,650
	Cascade Funding Mortgage Trust, Series 2024-R1, Class A2, 4.00% 10/25/2054[1,2]	300	282
	Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 6.669% 3/25/2042[1,2,4]	2,572	2,608
	Connecticut Avenue Securities Trust, Series 2022-R07, Class 1M1, (30-day Average USD-SOFR + 2.95%) 7.519% 6/25/2042[1,2,4]	90	93
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.969% 12/25/2042[1,2,4]	254	261
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.869% 5/25/2043[1,2,4]	363	371
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.619% 1/25/2044[1,2,4]	114	114
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 2/25/2044[1,2,4]	134	134
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.569% 5/25/2044[1,2,4]	271	272
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 5/25/2044[1,2,4]	292	292
	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.619% 9/25/2044[1,2,4]	438	438
	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 6.169% 9/25/2044[1,2,4]	412	415
	Finance of America HECM Buyout, Series 24-HB1, Class A1A, 4.00% 10/1/2034[1,2,4]	5,556	5,495
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.919% 2/25/2044[1,2,4]	456	459
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.769% 5/25/2044[1,2,4]	1,559	1,565
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.819% 5/25/2044[1,2,4]	1,536	1,543
	GCAT Trust, Series 2024-NQM1, Class A1, 6.007% 1/25/2059 (7.007% on 1/1/2028)[1,2,3]	203	204
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,2,3]	391	393
	GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[1,2,3]	706	684
	JP Morgan Mortgage Trust, Series 2016-3, Class B2, 3.292% 10/25/2046[1,2,4]	271	257
	JP Morgan Mortgage Trust, Series 2019-6, Class B3, 4.267% 12/25/2049[1,2,4]	1,092	986
	JPMorgan Mortgage Trust, Series 2017-1, Class B2, 3.447% 1/25/2047[1,2,4]	424	374
	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 4.65% 11/25/2060 (4.65% on 8/25/2024)[1,2,3]	1,832	1,833
	Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, 4.75% 7/25/2061 (5.75% on 5/25/2025)[1,2,3]	1,520	1,519

Capital Group Fixed Income ETF Trust	4

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 4.892% 10/25/2066 (5.892% on 1/25/2025)[1,2,3]	USD2,310	$2,313
	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 5.25% 7/25/2067 (6.25% on 11/25/2025)[1,2,3]	321	320
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[1,2,3]	2,482	2,507
	New York Mortgage Trust, Series 2022-SP1, Class A1, 5.25% 7/25/2062 (8.25% on 7/1/2025)[1,2,3]	4,031	4,007
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[1,2,4]	142	131
	Ocwen Loan Investment Trust, Series 2024-HB1, Class A, 3.00% 2/25/2037[1,2]	890	863
	Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.627% 3/25/2053[1,2,4]	267	263
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,2,3]	342	344
	Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.642% 4/25/2053[1,2,4]	583	569
	Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[1,2,3]	1,885	1,860
	Onslow Bay Financial, LLC, Series 2024-NQM1, Class A1, 5.928% 11/25/2063 (6.928% on 12/1/2027)[1,2,3]	290	292
	Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,2,3]	341	343
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,2,3]	481	486
	Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[1,2,3]	3,655	3,689
	Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028)[1,2,3]	1,443	1,442
	PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059[1,2,4]	746	745
	Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029[1,2,3]	2,014	1,832
	Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[1,2]	391	375
	Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[1,2]	153	143
	Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[1,2]	545	506
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[1,2]	1,968	1,798
	Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1-month USD CME Term SOFR + 1.115%) 5.453% 10/25/2048[1,2,4]	5,335	5,401
	Towd Point Mortgage Trust, Series 2015-5, Class B1, 4.033% 5/25/2055[1,2,4]	2,490	2,432
	Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (1-month USD CME Term SOFR + 1.114%) 5.453% 5/25/2058[1,2,4]	2,333	2,389
	Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, (1-month USD CME Term SOFR + 1.115%) 5.453% 10/25/2059[1,2,4]	2,747	2,810
	Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.163% 7/25/2065[1,2,4]	1,311	1,291
	Tricon Residential Trust, Series 2024-SFR2, Class B, 5.70% 6/17/2028[1,2]	3,246	3,252
	Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041[1,2]	4,000	3,858
	Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[1,2,3]	926	934
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,2,3]	923	931
	Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/01/2028)[1,2,3]	907	900
	Verus Securitization Trust, Series 2024-9, Class A1, 5.493% 11/25/2069[1,2,4]	1,442	1,449
			97,904

Commercial mortgage-backed securities 3.45%
	AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[1,2]	160	154
	ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.089% 7/15/2041[1,2,4]	447	450
	Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.590% 11/10/2029[1,2,4]	1,870	1,863
	Bank Commercial Mortgage Trust, Series 2024-BNK48, Class AS, 5.355% 10/15/2034[1,4]	1,428	1,408
	Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057[1]	2,153	2,192
	Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[1]	35	32

5	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[1,4]	USD38	$37
	Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054[1]	250	212
	Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056[1,4]	4,348	4,524
	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[1]	118	122
	Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057[1]	689	701
	BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 5.739% 3/15/2041[1,2,4]	301	301
	BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057[1,4]	985	1,019
	BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 5.769% 6/15/2041[1,2,4]	1,996	2,006
	BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.80% 12/15/2039[1,2,4]	2,309	2,313
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.997% 5/15/2034[1,2,4]	655	657
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.212% 9/15/2036[1,2,4]	2,000	1,997
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.387% 2/15/2039[1,2,4]	1,500	1,497
	BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.088% 8/15/2039[1,2,4]	2,476	2,497
	BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[1,2,4]	4,754	4,702
	BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.839% 11/15/2026[1,2,4]	2,864	2,866
	CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.288% 7/15/2041[1,2,4]	994	999
	CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[1,2,4]	1,613	1,624
	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 4/10/2049[1]	280	275
	CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050[1]	319	308
	ELM Trust 2024, Series 2024-ELM, Class B10, 5.995% 6/10/2039[1,2,4]	1,057	1,067
	ELM Trust 2024, Series 2024-ELM, Class B15, 5.995% 6/10/2039[1,2,4]	949	958
	ELM Trust 2024, Series 2024-ELM, Class C15, 6.189% 6/10/2039[1,2,4]	661	668
	ELM Trust 2024, Series 2024-ELM, Class C10, 6.189% 6/10/2039[1,2,4]	595	601
	ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039[1,2,4]	234	236
	ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2029[1,2,4]	210	212
	Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.943% 12/15/2029[1,2,4]	1,067	1,070
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,2]	121	125
	Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.088% 5/15/2041[1,2,4]	1,446	1,454
	GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.31% 3/6/2029[1,2,4]	479	476
	Hilton USA Trust, Series 2024-ORL, Class A, (1-month USD CME Term SOFR + 1.541%) 5.997% 5/15/2037[1,2,4]	1,500	1,503
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[1,2,4]	177	178
	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.555% 5/10/2039[1,2,4]	594	601
	HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.088% 5/10/2039[1,2,4]	189	193
	JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.99% 11/15/2039[1,2,4]	921	923
	KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 6.115% 12/15/2039[1,2,4]	3,983	3,984
	LV Trust, Series 2024-SHOW, Class A, 5.104% 10/10/2041[1,2,4]	2,549	2,513
	Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.319% 7/25/2054[1,2,4]	610	618
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.789% 5/15/2039[1,2,4]	354	354
	SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.662% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,2,3]	1,750	1,709
	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050[1,4]	300	282
			54,481
	Total mortgage-backed obligations		630,410

Capital Group Fixed Income ETF Trust	6

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 34.34%
Financials 16.51%
	AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[2,3]	USD3,028	$3,166
	American Express Co. (USD-SOFR + 0.93%) 6.113% 7/26/2028[4]	6,036	6,071
	Aon North America, Inc. 5.125% 3/1/2027	3,509	3,534
	Arthur J. Gallagher & Co. 4.85% 12/15/2029	1,963	1,955
	Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[3]	13,499	12,872
	Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029)[3]	8,514	8,163
	Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[3]	1,157	1,159
	Bank of Nova Scotia (The) 5.25% 6/12/2028	816	825
	BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[2,3]	4,273	4,062
	BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[2,3]	1,885	1,888
	BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[2,3]	3,658	3,463
	BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029)[2,3]	3,397	3,416
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[2,3]	1,904	1,888
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[2,3]	5,408	5,543
	Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[3]	4,920	5,023
	Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028)[3]	6	6
	Citigroup, Inc. 4.412% 3/31/2031 (USD-SOFR + 3.914% on 3/31/2030)[3]	5,648	5,431
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[3]	364	370
	Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[2,3]	4,843	4,774
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[3]	3,305	3,143
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[3]	5,249	5,495
	DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[2,3]	4,374	4,178
	Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[3]	7,259	7,533
	Five Corners Funding Trust III 5.791% 2/15/2033[2]	2,759	2,834
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[3]	6,857	7,001
	Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[3]	2,471	2,457
	Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029)[3]	2,729	2,673
	HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028)[3]	8,775	8,602
	JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)[3]	5,049	5,169
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[3]	5,646	5,668
	JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[3]	905	921
	JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[3]	2,892	2,867
	JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028)[3]	10,922	10,632
	KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[2,3]	5,315	5,406
	Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[3]	4,066	4,143
	Metropolitan Life Global Funding I 4.85% 1/8/2029[2]	2,023	2,023
	Metropolitan Life Global Funding I 5.15% 3/28/2033[2]	1,855	1,834
	Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)[3]	2,334	2,368
	Mizuho Financial Group, Inc. 1.234% 5/22/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 5/22/2026)[3]	4,581	4,363
	Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029)[3]	1,619	1,636
	Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[3]	12,008	12,043
	Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[3]	6,855	6,833
	Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[3]	2,671	2,615
	NatWest Group PLC 5.294% 8/15/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.22% on 8/15/2029)[3]	7,031	6,928
	New York Life Global Funding 4.55% 1/28/2033[2]	321	307
	PNC Financial Services Group, Inc. 6.615% 10/20/2027 (USD-SOFR + 1.73% on 10/20/2026)[3]	758	781
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[3]	5,432	5,528

7	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	PNC Financial Services Group, Inc. 4.812% 10/21/2032 (USD-SOFR + 1.289% on 10/21/2031)[3]	USD2,116	$2,060
	Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029)[3]	3,519	3,448
	Sumitomo Mitsui Financial Group, Inc. 1.902% 9/17/2028	2,607	2,339
	Svenska Handelsbanken AB 5.50% 6/15/2028[2]	4,444	4,505
	Toronto-Dominion Bank (The) 5.523% 7/17/2028	947	963
	Toronto-Dominion Bank (The) 4.783% 12/17/2029	1,442	1,423
	Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[3]	7,772	7,843
	U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[3]	1,671	1,654
	UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[2,3]	997	1,013
	UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[2,3]	4,789	5,786
	Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[3]	23,926	24,298
	Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[3]	6,149	5,795
			260,717

Utilities 4.36%
	DTE Energy Co. 5.10% 3/1/2029	6,618	6,637
	Edison International 4.125% 3/15/2028	1,472	1,428
	Eversource Energy 5.00% 1/1/2027	8,418	8,441
	FirstEnergy Corp. 2.65% 3/1/2030	8,440	7,487
	Georgia Power Co. 4.95% 5/17/2033	5,565	5,452
	Pacific Gas and Electric Co. (USD-SOFR Index + 0.95%) 5.59% 9/4/2025[4]	5,332	5,344
	Pacific Gas and Electric Co. 4.55% 7/1/2030	9,560	9,259
	Pacific Gas and Electric Co. 5.80% 5/15/2034	1,474	1,508
	PacifiCorp 5.10% 2/15/2029	10,583	10,663
	Southern California Edison Co. 5.45% 6/1/2031	7,384	7,508
	Xcel Energy, Inc. 5.45% 8/15/2033	5,225	5,186
			68,913

Health care 3.69%
	Amgen, Inc. 5.25% 3/2/2033	8,126	8,069
	Baxter International, Inc. 2.272% 12/1/2028	10,415	9,391
	Becton, Dickinson and Co. 5.081% 6/7/2029	3,140	3,161
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	5,424	5,420
	Cencora, Inc. 2.70% 3/15/2031	1,126	977
	Centene Corp. 4.25% 12/15/2027	1,158	1,123
	Centene Corp. 2.45% 7/15/2028	9,679	8,718
	Cigna Group (The) 5.00% 5/15/2029	5,274	5,272
	CVS Health Corp. 5.40% 6/1/2029	7,291	7,297
	Humana, Inc. 5.375% 4/15/2031	3,092	3,067
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	3,150	3,062
	Roche Holdings, Inc. 4.203% 9/9/2029[2]	2,599	2,542
	Viatris, Inc. 2.70% 6/22/2030	279	242
			58,341

Consumer discretionary 1.77%
	Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[2]	3,622	3,293
	Ford Motor Credit Co., LLC 5.80% 3/5/2027	10,460	10,561
	Hyundai Capital America 5.275% 6/24/2027[2]	4,523	4,561
	Hyundai Capital America 4.55% 9/26/2029[2]	1,941	1,885
	Sands China, Ltd. 5.125% 8/8/2025	500	498
	Volkswagen Group of America Finance, LLC 4.90% 8/14/2026[2]	7,194	7,171
			27,969

Capital Group Fixed Income ETF Trust	8

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Energy 1.67%
	Cheniere Energy, Inc. 4.625% 10/15/2028	USD11,197	$10,962
	Diamondback Energy, Inc. 5.15% 1/30/2030	3,695	3,704
	Energy Transfer, LP 5.25% 7/1/2029	5,507	5,537
	GreenSaif Pipelines Bidco SARL 5.852% 2/23/2036[2]	1,710	1,690
	South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027[2]	4,485	4,471
			26,364

Industrials 1.61%
	BAE Systems PLC 5.125% 3/26/2029[2]	6,141	6,158
	Boeing Co. (The) 5.04% 5/1/2027	10,484	10,515
	Boeing Co. (The) 6.259% 5/1/2027	6,266	6,417
	Carrier Global Corp. 2.722% 2/15/2030	818	732
	Carrier Global Corp. 2.70% 2/15/2031	178	154
	Carrier Global Corp. 5.90% 3/15/2034	1,350	1,399
			25,375

Consumer staples 1.44%
	BAT Capital Corp. 6.343% 8/2/2030	6,054	6,368
	Campbells Co. (The) 5.20% 3/19/2027	6,179	6,238
	Constellation Brands, Inc. 2.875% 5/1/2030	3,310	2,964
	Philip Morris International, Inc. 5.625% 11/17/2029	7,028	7,241
			22,811

Communication services 1.40%
	AT&T, Inc. 4.30% 2/15/2030	10,317	9,995
	Charter Communications Operating, LLC 6.10% 6/1/2029	2,836	2,892
	Charter Communications Operating, LLC 6.384% 10/23/2035	3,058	3,056
	T-Mobile USA, Inc. 3.875% 4/15/2030	6,471	6,092
			22,035

Information technology 1.21%
	Broadcom, Inc. 5.05% 7/12/2027	3,568	3,603
	Broadcom, Inc. 4.15% 2/15/2028	4,020	3,953
	Broadcom, Inc. 3.469% 4/15/2034[2]	3,227	2,798
	Microchip Technology, Inc. 5.05% 3/15/2029	2,932	2,927
	Microchip Technology, Inc. 5.05% 2/15/2030	716	711
	Roper Technologies, Inc. 4.50% 10/15/2029	3,195	3,138
	SK hynix, Inc. 6.375% 1/17/2028[2]	1,934	1,996
			19,126

Real estate 0.68%
	Equinix, Inc. 3.20% 11/18/2029	6,407	5,894
	VICI Properties, LP 4.95% 2/15/2030	5,016	4,921
			10,815
	Total corporate bonds, notes & loans		542,466
U.S. Treasury bonds & notes 14.24%
U.S. Treasury 14.24%
	U.S. Treasury 4.50% 5/31/2029	20,700	20,807
	U.S. Treasury 4.125% 10/31/2029	15,450	15,279
	U.S. Treasury 4.125% 3/31/2031	1,230	1,208
	U.S. Treasury 4.625% 4/30/2031[5]	25,752	25,981
	U.S. Treasury 4.125% 10/31/2031	7,170	7,022
	U.S. Treasury 4.00% 2/15/2034	605	580
	U.S. Treasury 4.25% 11/15/2034	7,510	7,319
	U.S. Treasury 4.375% 8/15/2043	9,340	8,796
	U.S. Treasury 3.75% 11/15/2043[5]	20,531	17,693
	U.S. Treasury 4.125% 8/15/2044	4,850	4,394
	U.S. Treasury 4.625% 11/15/2044[5]	36,320	35,242
	U.S. Treasury 3.375% 11/15/2048[5]	23,120	18,087

9	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 1.25% 5/15/2050	USD29,720	$14,121
	U.S. Treasury 4.25% 2/15/2054	21,865	19,981
	U.S. Treasury 4.625% 5/15/2054[5]	29,150	28,376
			224,886
Asset-backed obligations 8.74%
	ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[1,2]	5	5
	ACHV ABS Trust, Series 2024-2PL, Class A, 5.07% 10/27/2031[1,2]	2,040	2,046
	Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[2,4,6,7]	1,900	1,886
	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[1,2]	1,000	1,001
	Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028[1,2]	1,230	1,248
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,2]	12	12
	Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029[1,2]	3,143	3,167
	Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,2]	139	140
	Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[1,2]	388	389
	American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027[1,2]	50	50
	American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030[1,2]	313	315
	American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030[1,2]	683	699
	Apidos CLO, Ltd., Series 2015-23, Class AR, (3-month USD CME Term SOFR + 1.482%) 6.138% 4/15/2033[1,2,4]	275	275
	Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027[1,2]	453	456
	Auxilior Term Funding, LLC, Series 2023-1A, Class A3, 5.70% 2/15/2030[1,2]	170	172
	Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031[1,2]	613	621
	Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[1,2]	5,000	4,966
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,2]	100	99
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,2]	250	258
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030[1,2]	150	156
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[1,2]	117	119
	AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031[1,2]	2,204	2,224
	Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.921% 2/20/2036[1,2,4]	480	481
	Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,2]	118	116
	Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[1,2]	15	15
	Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029[1,2]	668	670
	Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031[1,2]	139	139
	BofA Auto Trust, Series 2024-1, Class A4, 5.31% 6/17/2030[1,2]	1,000	1,015
	Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027[1,2]	403	408
	Bridge Trust, Series 2024-SFR1, Class A, 4.00% 8/17/2040[1,2]	5,000	4,750
	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[1]	69	70
	Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[1]	111	111
	Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[1]	67	67
	Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[1]	99	100
	Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030[1]	656	655
	Business Jet Securities, LLC, Series 2024-2A, Class A, 5.346% 9/15/2039[1,2]	1,213	1,201
	Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[1,2]	2,071	2,086
	CarMax Auto Owner Trust, Series 2024-1, Class A4, 4.94% 8/15/2029[1]	500	503

Capital Group Fixed Income ETF Trust	10

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[1]	USD289	$291
Carvana Auto Receivables Trust, Series 2023-N4, Class A, 6.42% 1/10/2028[1,2]	101	102
Carvana Auto Receivables Trust, Series 2024-P3, Class A3, 4.26% 10/10/2029[1]	2,000	1,981
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,2]	585	571
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,2]	3,722	3,530
Citizens Auto Receivables Trust, Series 2024-1, Class A3, 5.11% 4/17/2028[1,2]	111	112
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,2]	150	153
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[1,2]	1,392	1,388
Clarus Capital Funding, LLC, Series 2024-1A, Class B, 4.79% 8/20/2032[1,2]	1,691	1,668
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,2]	494	455
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047[1,2]	4,116	3,704
ClickLease Equipment Receivables 2024-1 Trust, Series 2024-1, Class A, 6.86% 2/15/2030[1,2]	288	290
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029[1,2]	262	265
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[1,2]	22	22
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[1,2]	68	68
CPS Auto Receivables Trust, Series 2023-D, Class A, 6.40% 6/15/2027[1,2]	28	28
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[1,2]	100	101
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028[1,2]	401	402
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028[1,2]	505	511
CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[1,2]	100	100
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,2]	100	101
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,2]	100	102
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[1,2]	576	583
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[1]	75	75
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[1]	122	123
Dryden Senior Loan Fund, CLO, Series 2016-45A, Class A1RR, (3-month USD CME Term SOFR + 1.08%) 5.736% 10/15/2030[1,2,4]	3,600	3,605
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[1,2]	868	875
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027[1,2]	1,611	1,614
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[1,2]	134	135
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[1,2]	108	109
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[1,2]	2,481	2,487
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032[1,2]	1,581	1,584
Exeter Automobile Receivables Trust, Series 2023-5A, Class A3, 6.32% 3/15/2027[1]	24	24
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027[1]	41	41
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028[1]	101	102
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[1]	116	117
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[1]	121	122
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029[1]	150	152
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029[1]	100	101
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,2]	150	151
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029[1,2]	2,725	2,700
Fortress Credit BSL, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 5.522% 10/20/2032[1,2,4]	1,200	1,200
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[1,2]	132	124
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,2]	134	126
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,2]	152	139
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,2]	160	145
GLS Auto Receivables Trust, Series 2023-4, Class A3, 6.42% 6/15/2027[1,2]	96	97
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[1,2]	433	434
GLS Auto Receivables Trust, Series 2024-1, Class A3, 5.40% 9/15/2027[1,2]	32	32
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028[1,2]	553	553
GLS Auto Receivables Trust, Series 2024-4A, Class B, 4.89% 4/16/2029[1,2]	457	456
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[1,2]	983	979
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030[1,2]	169	170
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030[1,2]	131	133
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[1,2]	312	324
Greatamerica Leasing Receivables Funding, LLC, Series 2023-1, Class A3, 5.15% 7/15/2027[1,2]	2,241	2,258
Greatamerica Leasing Receivables Funding, LLC, Series 22-1, Class A4, 5.35% 7/16/2029[1,2]	2,646	2,675
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[1,2]	150	154

11	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027[1,2]	USD2,505	$2,528
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,2]	250	235
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,2]	150	141
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028[1,2]	2,700	2,746
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[1,2]	517	521
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[1,2]	2,836	2,755
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[1,2]	100	101
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 5.867% 7/20/2036[1,2,4]	1,958	1,961
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,2]	85	85
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[1,2]	33	33
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028[1,2]	35	35
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,2]	250	251
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028[1,2]	80	81
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029[1,2]	355	359
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.531% 7/23/2032[1,2,4]	2,638	2,653
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028[1]	75	76
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[1,2]	1,066	1,077
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029[1,2]	1,638	1,658
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[1,2]	2,012	2,025
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.58% 8/15/2029[1,2]	798	803
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[1,2]	103	93
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,2]	5,000	4,615
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[1,2]	2,243	2,249
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[1,2]	612	619
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[1,2]	272	277
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[1,2]	801	785
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[1,2]	1,647	1,644
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[1,2]	1,116	1,127
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031[1,2]	585	578
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[1,2]	100	100
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,2]	150	152
Pg&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2035[1]	1,440	1,430
Post Road Equipment Finance, Series 2024-1, Class C, 5.81% 10/15/2030[1,2]	300	305
Prestige Auto Receivables Trust, Series 2024-2, Class A2, 4.72% 2/15/2028[1,2]	724	724
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[1,2]	854	858
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[1]	24	24
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[1]	940	943
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[1]	18	18
Santander Drive Auto Receivables Trust, Series 2024-5, Class B, 4.63% 8/15/2029[1]	2,394	2,384
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028[1,2]	780	780
SBNA Auto Lease Trust, Series 2024-B, Class A4, 5.55% 12/20/2028[1,2]	1,000	1,016
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032[1,2]	3,597	3,659
SFS Auto Receivables Securitization Trust, Series 2024-1, Class A3, 4.95% 5/21/2029[1,2]	234	235
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[1,2]	2,548	2,487
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,2]	2,531	2,354
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[1,2]	166	151
The Huntington National Bank, Series 2024-2, Class B1, 5.44% 10/20/2032[1,2]	3,914	3,920
TICP CLO, Ltd., Series 2018-12, Class AR, (3-month USD CME Term SOFR + 1.432%) 6.088% 7/15/2034[1,2,4]	275	276
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[1,2]	533	494
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[1,2]	299	265
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[1,2]	826	837
Verdant Receivables, LLC, Series 2024-1, Class B, 5.72% 12/12/2031[1,2]	1,750	1,777
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[1]	120	121
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[1,2]	109	110
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027[1,2]	62	63
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[1,2]	137	138
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[1,2]	2,493	2,498
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039[1,2]	2,404	2,403

Capital Group Fixed Income ETF Trust	12

Capital Group Core Bond ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 5.817% 10/20/2030[1,2,4]	USD542	$541
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[1,2]	1,140	1,143
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031[1]	405	412
		138,064
Municipals 0.05%
Massachusetts 0.05%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	705	714
Total bonds, notes & other debt instruments (cost: $1,550,961,000)		1,536,540

Short-term securities 3.72%	Shares
Money market investments 3.72%
Capital Group Central Cash Fund 4.50%[8,9]	587,866	58,798
Total short-term securities (cost: $58,796,000)		58,798
Total investment securities 101.00% (cost: $1,609,757,000)		1,595,338

Other assets less liabilities (1.00)%	(15,862)
Net assets 100.00%	$1,579,476
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
2 Year U.S. Treasury Note Futures	Short	125	3/31/2025	USD(25,701)	$27
5 Year U.S. Treasury Note Futures	Long	940	3/31/2025	99,926	(559)
10 Year U.S. Treasury Note Futures	Long	761	3/20/2025	82,759	(1,188)
10 Year Ultra U.S. Treasury Note Futures	Long	218	3/20/2025	24,266	(329)
30 Year U.S. Treasury Bond Futures	Long	289	3/20/2025	32,901	(912)
30 Year Ultra U.S. Treasury Bond Futures	Long	143	3/20/2025	17,004	(847)
					$(3,808)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount[10] (000)	Value at 12/31/2024[11] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
1.00%	Quarterly	CDX.NA.IG.S43	12/20/2029	USD27,118	$605	$611	$(6)

13	Capital Group Fixed Income ETF Trust

Capital Group Core Bond ETF  (continued)
Investments in affiliates9

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 3.72%
Money market investments 3.72%
Capital Group Central Cash Fund 4.50% [8]	$16,276	$877,960	$835,451	$9	$4	$58,798	$4,945

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $361,945,000, which represented
22.92% of the net assets of the fund.

[3]	Step bond; coupon rate may change at a later date.
[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $6,625,000, which represented .42% of the net assets of the fund.
[6]	Value determined using significant unobservable inputs.
[7]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,886,000, which represented 0.12% of the net assets of the fund.

[8]	Rate represents the seven-day yield at 12/31/2024.
[9]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[10]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[11]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
Fncg. = Financing
ICE = Intercontinental Exchange, Inc.
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	14

Capital Group Core Plus Income ETF
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 97.70%		Principal amount (000)	Value (000)
Mortgage-backed obligations 42.80%
Federal agency mortgage-backed obligations 31.64%
	Fannie Mae Pool #BT6823 2.50% 10/1/2051[1]	USD22	$18
	Fannie Mae Pool #BQ7006 2.00% 1/1/2052[1]	2,111	1,650
	Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	3,606	3,121
	Fannie Mae Pool #FS0893 3.00% 2/1/2052[1]	747	637
	Fannie Mae Pool #CB3031 2.50% 3/1/2052[1]	262	215
	Fannie Mae Pool #FS1030 3.00% 3/1/2052[1]	838	713
	Fannie Mae Pool #BV2954 3.00% 3/1/2052[1]	721	614
	Fannie Mae Pool #BV3117 3.00% 3/1/2052[1]	691	588
	Fannie Mae Pool #FS1598 2.00% 4/1/2052[1]	1,138	888
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]	868	678
	Fannie Mae Pool #BV5370 2.50% 4/1/2052[1]	7,111	5,805
	Fannie Mae Pool #BV5332 2.50% 4/1/2052[1]	233	191
	Fannie Mae Pool #FS1405 3.00% 4/1/2052[1]	712	607
	Fannie Mae Pool #CB3361 3.00% 4/1/2052[1]	680	582
	Fannie Mae Pool #FS9189 2.00% 5/1/2052[1]	2,626	2,056
	Fannie Mae Pool #MA4597 2.00% 5/1/2052[1]	813	635
	Fannie Mae Pool #BV9644 2.50% 5/1/2052[1]	11,158	9,165
	Fannie Mae Pool #CB3586 3.00% 5/1/2052[1]	2,545	2,177
	Fannie Mae Pool #BV9700 2.50% 6/1/2052[1]	3,388	2,778
	Fannie Mae Pool #MA4623 2.50% 6/1/2052[1]	2,170	1,773
	Fannie Mae Pool #BW7323 2.50% 6/1/2052[1]	470	387
	Fannie Mae Pool #MA4626 4.00% 6/1/2052[1]	8,314	7,620
	Fannie Mae Pool #MA4652 2.50% 7/1/2052[1]	3,922	3,202
	Fannie Mae Pool #MA4743 2.50% 8/1/2052[1]	241	196
	Fannie Mae Pool #BV8015 2.50% 8/1/2052[1]	203	167
	Fannie Mae Pool #FS3056 2.00% 10/1/2052[1]	10,623	8,280
	Fannie Mae Pool #MA4824 2.50% 10/1/2052[1]	2,262	1,846
	Fannie Mae Pool #BX0466 4.00% 11/1/2052[1]	946	867
	Fannie Mae Pool #BX2469 5.50% 12/1/2052[1]	275	272
	Fannie Mae Pool #FS5520 4.50% 1/1/2053[1]	3,750	3,532
	Fannie Mae Pool #FS4435 2.50% 2/1/2053[1]	1,136	927
	Fannie Mae Pool #BW4985 4.00% 2/1/2053[1]	1,283	1,175
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	1,441	1,424
	Fannie Mae Pool #BW5000 4.00% 3/1/2053[1]	985	903
	Fannie Mae Pool #MA4962 4.00% 3/1/2053[1]	962	880
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	349	347
	Fannie Mae Pool #SD3124 2.50% 6/1/2053[1]	468	384
	Fannie Mae Pool #CB6297 4.00% 5/1/2053[1]	976	894
	Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	5,754	5,563
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	248	245
	Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	2,591	2,506
	Fannie Mae Pool #FS6037 2.50% 7/1/2053[1]	68	55
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	1,880	1,859
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	106	104
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	7,033	6,437
	Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	437	431
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	10,360	10,420
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]	2,645	2,660
	Fannie Mae Pool #BY1448 4.00% 12/1/2053[1]	4,922	4,505
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	266	263
	Fannie Mae Pool #MA5217 6.50% 12/1/2053[1]	368	376
	Fannie Mae Pool #FS7880 2.50% 1/1/2054[1]	62	51
	Fannie Mae Pool #MA5263 4.00% 1/1/2054[1]	11,632	10,646
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	247	244
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	6,293	6,214
	Fannie Mae Pool #CB8148 5.50% 3/1/2054[1]	2,812	2,792
	Fannie Mae Pool #DA7881 5.50% 3/1/2054[1]	295	291
	Fannie Mae Pool #MA5295 6.00% 3/1/2054[1]	7,380	7,419
	Fannie Mae Pool #MA5341 4.00% 4/1/2054[1]	308	282
	Fannie Mae Pool #MA5328 6.00% 4/1/2054[1]	954	959
	Fannie Mae Pool #MA5329 6.50% 4/1/2054[1]	20,399	20,835
	Fannie Mae Pool #MA5355 6.50% 5/1/2054[1]	1,842	1,882
	Fannie Mae Pool #MA5388 5.50% 6/1/2054[1]	34	34

15	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	USD3,595	$3,636
	Fannie Mae Pool #MA5417 4.00% 7/1/2054[1]	100	91
	Fannie Mae Pool #CB8842 5.50% 7/1/2054[1]	6,391	6,330
	Fannie Mae Pool #FS8400 6.00% 7/1/2054[1]	25,025	25,337
	Fannie Mae Pool #CB8858 6.00% 7/1/2054[1]	5,685	5,750
	Fannie Mae Pool #FS8318 6.00% 7/1/2054[1]	3,824	3,871
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	2,731	2,748
	Fannie Mae Pool #MA5422 6.50% 7/1/2054[1]	40,072	40,939
	Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	1,104	1,132
	Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	630	648
	Fannie Mae Pool #DB4433 6.50% 7/1/2054[1]	120	123
	Fannie Mae Pool #MA5441 4.00% 8/1/2054[1]	8,505	7,783
	Fannie Mae Pool #DB8381 5.50% 8/1/2054[1]	684	675
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]	7,943	7,994
	Fannie Mae Pool #MA5446 6.50% 8/1/2054[1]	156	159
	Fannie Mae Pool #MA5470 5.50% 9/1/2054[1]	3,463	3,419
	Fannie Mae Pool #DC1349 6.50% 9/1/2054[1]	37	38
	Fannie Mae Pool #MA5496 5.00% 10/1/2054[1]	66,742	64,457
	Fannie Mae Pool #CB9333 5.50% 10/1/2054[1]	65,598	64,894
	Fannie Mae Pool #DC6011 5.50% 11/1/2054[1]	700	691
	Fannie Mae Pool #MA5550 4.00% 12/1/2054[1]	415	380
	Fannie Mae Pool #DC4826 5.50% 12/1/2054[1]	3,787	3,739
	Fannie Mae Pool #DC6842 5.50% 12/1/2054[1]	1,825	1,802
	Fannie Mae Pool #DC4736 5.50% 12/1/2054[1]	1,610	1,589
	Freddie Mac Pool #ZS4017 5.50% 9/1/2027[1]	4	4
	Freddie Mac Pool #QD1841 2.00% 11/1/2051[1]	1,874	1,466
	Freddie Mac Pool #RA6493 2.50% 12/1/2051[1]	899	734
	Freddie Mac Pool #SD0853 2.50% 1/1/2052[1]	159	130
	Freddie Mac Pool #QD5465 2.50% 1/1/2052[1]	79	65
	Freddie Mac Pool #RA6114 2.00% 2/1/2052[1]	1,166	910
	Freddie Mac Pool #SD2962 2.50% 2/1/2052[1]	541	443
	Freddie Mac Pool #QD7819 3.00% 2/1/2052[1]	639	549
	Freddie Mac Pool #SD8199 2.00% 3/1/2052[1]	2,079	1,624
	Freddie Mac Pool #QD8010 2.00% 3/1/2052[1]	969	758
	Freddie Mac Pool #QE0615 2.50% 3/1/2052[1]	825	676
	Freddie Mac Pool #QD8972 2.50% 3/1/2052[1]	443	364
	Freddie Mac Pool #QE0312 2.00% 4/1/2052[1]	967	754
	Freddie Mac Pool #QE1102 2.50% 4/1/2052[1]	10,483	8,548
	Freddie Mac Pool #QE0170 2.50% 4/1/2052[1]	639	524
	Freddie Mac Pool #RA8828 2.50% 4/1/2052[1]	591	484
	Freddie Mac Pool #QE0323 2.50% 4/1/2052[1]	413	338
	Freddie Mac Pool #QE0292 2.50% 4/1/2052[1]	272	223
	Freddie Mac Pool #QE2310 2.50% 4/1/2052[1]	128	106
	Freddie Mac Pool #SD1156 3.00% 4/1/2052[1]	835	711
	Freddie Mac Pool #SD8206 3.00% 4/1/2052[1]	828	706
	Freddie Mac Pool #RA7130 3.00% 4/1/2052[1]	797	678
	Freddie Mac Pool #RA7139 2.50% 5/1/2052[1]	303	247
	Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]	43,806	37,277
	Freddie Mac Pool #QE5301 3.50% 5/1/2052[1]	693	614
	Freddie Mac Pool #QE4044 2.50% 6/1/2052[1]	487	399
	Freddie Mac Pool #SD8219 2.50% 6/1/2052[1]	407	332
	Freddie Mac Pool #QE4383 4.00% 6/1/2052[1]	772	708
	Freddie Mac Pool #QE6097 2.50% 7/1/2052[1]	548	449
	Freddie Mac Pool #SD3632 2.50% 7/1/2052[1]	102	83
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	38,234	32,565
	Freddie Mac Pool #SD3117 4.00% 7/1/2052[1]	5,879	5,389
	Freddie Mac Pool #SD8234 2.50% 8/1/2052[1]	1,556	1,269
	Freddie Mac Pool #QE8026 2.50% 8/1/2052[1]	395	323
	Freddie Mac Pool #SD8262 2.50% 9/1/2052[1]	6,223	5,074
	Freddie Mac Pool #QF0923 2.50% 9/1/2052[1]	637	521
	Freddie Mac Pool #SD8271 2.50% 10/1/2052[1]	458	373
	Freddie Mac Pool #QF5342 4.00% 12/1/2052[1]	981	898
	Freddie Mac Pool #SD8303 2.50% 1/1/2053[1]	390	319

Capital Group Fixed Income ETF Trust	16

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8299 5.00% 2/1/2053[1]	USD4,072	$3,944
	Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]	2,344	2,148
	Freddie Mac Pool #SD2610 4.00% 3/1/2053[1]	290	265
	Freddie Mac Pool #RA8720 4.00% 4/1/2053[1]	998	913
	Freddie Mac Pool #QG1193 5.50% 4/1/2053[1]	300	296
	Freddie Mac Pool #SD8321 4.00% 5/1/2053[1]	1,207	1,105
	Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]	2,547	2,462
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	3,610	3,568
	Freddie Mac Pool #SD3417 2.50% 7/1/2053[1]	1,084	888
	Freddie Mac Pool #SD8353 4.00% 7/1/2053[1]	961	880
	Freddie Mac Pool #SD8342 5.50% 6/1/2053[1]	2,048	2,025
	Freddie Mac Pool #RA9735 2.50% 8/1/2053[1]	117	95
	Freddie Mac Pool #SD8357 4.00% 8/1/2053[1]	973	891
	Freddie Mac Pool #QG9041 4.00% 8/1/2053[1]	585	536
	Freddie Mac Pool #SD8375 4.00% 9/1/2053[1]	968	887
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	21,288	21,046
	Freddie Mac Pool #SD8363 6.00% 9/1/2053[1]	5,619	5,652
	Freddie Mac Pool #SD4077 2.50% 10/1/2053[1]	3,123	2,560
	Freddie Mac Pool #SD8367 5.50% 10/1/2053[1]	1,611	1,593
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[1,2]	101,022	97,644
	Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]	5,678	5,613
	Freddie Mac Pool #SD8392 4.00% 12/1/2053[1]	6,381	5,840
	Freddie Mac Pool #SD8386 7.00% 12/1/2053[1]	5,455	5,661
	Freddie Mac Pool #SD8396 6.00% 1/1/2054[1]	346	348
	Freddie Mac Pool #SD8398 7.00% 1/1/2054[1]	7,196	7,468
	Freddie Mac Pool #SD8401 5.50% 2/1/2054[1]	25,453	25,136
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[1]	28,571	28,723
	Freddie Mac Pool #SD8403 6.50% 2/1/2054[1]	563	575
	Freddie Mac Pool #SD8424 4.00% 3/1/2054[1]	1,997	1,828
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	49,574	48,957
	Freddie Mac Pool #SD8432 6.00% 5/1/2054[1]	16,260	16,346
	Freddie Mac Pool #SD8438 5.50% 6/1/2054[1]	989	977
	Freddie Mac Pool #QI7522 5.50% 6/1/2054[1]	25	25
	Freddie Mac Pool #SD8439 6.00% 6/1/2054[1]	6,978	7,015
	Freddie Mac Pool #RJ1960 5.50% 7/1/2054[1]	2,049	2,033
	Freddie Mac Pool #RJ1963 5.50% 7/1/2054[1]	1,641	1,621
	Freddie Mac Pool #SD5790 6.00% 7/1/2054[1]	26,258	26,552
	Freddie Mac Pool #RJ1964 6.00% 7/1/2054[1]	11,189	11,376
	Freddie Mac Pool #RJ1975 6.00% 7/1/2054[1]	8,534	8,630
	Freddie Mac Pool #RJ1973 6.00% 7/1/2054[1]	8,115	8,209
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]	2,519	2,536
	Freddie Mac Pool #SD8448 6.50% 7/1/2054[1]	11,036	11,269
	Freddie Mac Pool #QJ3659 4.00% 8/1/2054[1]	999	914
	Freddie Mac Pool #SD8455 6.50% 8/1/2054[1]	7,023	7,174
	Freddie Mac Pool #QJ3674 4.00% 9/1/2054[1]	323	296
	Freddie Mac Pool #SD8462 5.50% 9/1/2054[1]	20,664	20,404
	Freddie Mac Pool #SD6578 6.00% 9/1/2054[1]	1,258	1,268
	Freddie Mac Pool #SD8469 5.50% 10/1/2054[1]	254	251
	Freddie Mac Pool #QJ6165 5.50% 10/1/2054[1]	207	205
	Freddie Mac Pool #SD6585 5.50% 10/1/2054[1]	49	48
	Freddie Mac Pool #SD8471 6.50% 10/1/2054[1]	2,324	2,374
	Freddie Mac Pool #SD8484 4.00% 11/1/2054[1]	4,030	3,687
	Freddie Mac Pool #SD8473 4.50% 11/1/2054[1]	38,328	36,068
	Freddie Mac Pool #QJ8400 4.50% 11/1/2054[1]	458	431
	Freddie Mac Pool #SD8487 4.00% 12/1/2054[1]	8,047	7,362
	Freddie Mac Pool #SD8489 4.50% 12/1/2054[1]	26,848	25,265
	Freddie Mac Pool #SD8493 5.50% 12/1/2054[1]	2,000	1,975
	Freddie Mac Pool #SD8488 4.00% 1/1/2055[1]	585	535
	Freddie Mac Pool #SD8494 5.50% 1/1/2055[1]	7,902	7,803
	Government National Mortgage Assn. 2.50% 1/1/2055[1]	2,100	1,754
	Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	4,976	4,452
	Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054[1]	11,985	11,338
	Uniform Mortgage-Backed Security 2.00% 1/1/2055[1,3]	12,432	9,675

17	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Uniform Mortgage-Backed Security 2.50% 1/1/2055[1,3]	USD5,820	$4,741
	Uniform Mortgage-Backed Security 3.00% 1/1/2055[1,3]	5,400	4,587
	Uniform Mortgage-Backed Security 3.50% 1/1/2055[1,3]	77,350	68,422
	Uniform Mortgage-Backed Security 4.50% 1/1/2055[1,3]	20,957	19,712
	Uniform Mortgage-Backed Security 5.00% 1/1/2055[1,3]	96,640	93,280
	Uniform Mortgage-Backed Security 5.50% 1/1/2055[1,3]	5,600	5,527
	Uniform Mortgage-Backed Security 6.00% 1/1/2055[1,3]	9,498	9,543
	Uniform Mortgage-Backed Security 4.50% 2/1/2055[1,3]	25,797	24,254
			1,260,608

Commercial mortgage-backed securities 9.35%
	3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.29% 11/15/2055[1,4]	1,690	1,592
	Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056[1,4]	1,873	1,899
	Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.279% 2/15/2056[1,4]	512	501
	Bank Commercial Mortgage Trust, Series 2023-5YR1, Class AS, 6.41% 4/15/2056[1,4]	3,787	3,902
	Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.41% 3/15/2056[1,4]	2,641	2,627
	Bank Commercial Mortgage Trust, Series 2023-5YR2, Class C, 7.164% 7/15/2028[1,4]	2,288	2,317
	Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.774% 8/15/2056[1,4]	4,200	4,486
	Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 6.774% 8/15/2056[1,4]	2,960	3,063
	Bank Commercial Mortgage Trust, Series 2023-5YR3, Class C, 7.315% 9/15/2056[1,4]	2,818	2,941
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.605% 12/15/2056[1,4]	2,989	3,194
	Bank Commercial Mortgage Trust, Series 2024-5YR6, Class C, 6.967% 5/15/2057[1,4]	1,782	1,830
	Bank Commercial Mortgage Trust, Series 2024-5YR9, Class B, 6.483% 8/15/2057[1,4]	6,530	6,722
	Bank Commercial Mortgage Trust, Series 2024-5YR11, Class B, 6.322% 11/15/2057[1,4]	7,100	7,298
	Bank Commercial Mortgage Trust, Series 2024-5YR12, Class B, 6.277% 12/15/2057[1,4]	7,925	8,144
	Bank Commercial Mortgage Trust, Series 2019-BN19, Class B, 3.647% 8/15/2061[1]	1,000	843
	Bank Commercial Mortgage Trust, Series 2019-BN24, Class B, 3.455% 11/15/2062[1,4]	1,033	905
	Bank Commercial Mortgage Trust, Series 2022-BNK40, Class B, 3.393% 3/15/2064[1,4]	273	231
	Bank Commercial Mortgage Trust, Series 2022-BNK40, Class AS, 3.393% 3/15/2064[1,4]	250	218
	Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 5.316% 3/15/2037[1,4,5]	2,927	2,775
	Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.145% 12/15/2055[1,4]	1,355	1,371
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.609% 7/15/2056[1,4]	1,882	1,919
	Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057[1]	276	275
	Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class C, 6.00% 5/15/2057[1,4]	476	472
	Barclays Commercial Mortgage Securities, LLC, Series 2024-5C29, Class B, 5.858% 9/15/2057[1]	1,837	1,854
	Barclays Commercial Mortgage Securities, LLC, Series 2024-C30, Class B, 6.031% 11/15/2057[1,4]	4,242	4,329
	Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class B, 6.002% 12/15/2057[1]	7,000	7,132
	Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.769% 5/15/2050[1,4]	4,994	5,143
	Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254% 12/17/2053[1]	250	208
	Benchmark Mortgage Trust, Series 2021-B23, Class A5, 2.07% 2/15/2054[1]	1,200	987
	Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.444% 5/15/2055[1,4]	2,005	1,564
	Benchmark Mortgage Trust, Series 2023-V2, Class C, 6.769% 5/15/2055[1,4]	3,464	3,556
	Benchmark Mortgage Trust, Series 2023-B38, Class B, 6.245% 4/15/2056[1,4]	4,994	5,125
	Benchmark Mortgage Trust, Series 2023-B38, Class C, 6.245% 4/15/2056[1,4]	2,996	3,051
	Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056[1]	1,499	1,548
	Benchmark Mortgage Trust, Series 2023-V3, Class C, 7.173% 7/15/2056[1,4]	2,644	2,718
	Benchmark Mortgage Trust, Series 2024-V5, Class B, 6.059% 1/10/2057[1]	693	702
	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[1]	1,681	1,740
	Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057[1]	3,496	3,557
	Benchmark Mortgage Trust, Series 2024-V9, Class B, 6.466% 8/15/2057[1]	2,600	2,680
	Benchmark Mortgage Trust, Series 2024-V10, Class B, 5.977% 9/15/2057[1,4]	6,000	6,042
	Benchmark Mortgage Trust, Series 2024-V11, Class B, 6.373% 11/15/2057[1,4]	7,298	7,479
	Benchmark Mortgage Trust, Series 2024-V12, Class B, 6.282% 12/15/2057[1,4]	5,123	5,255

Capital Group Fixed Income ETF Trust	18

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 5.739% 3/15/2041[1,4,5]	USD3,007	$3,012
	BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 6.987% 3/15/2041[1,4,5]	1,293	1,297
	BMO Mortgage Trust, Series 2023-C4, Class B, 5.396% 2/15/2056[1,4]	711	701
	BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056[1,4]	3,505	3,647
	BMO Mortgage Trust, Series 2023-5C1, Class C, 7.118% 8/15/2056[1,4]	1,075	1,104
	BMO Mortgage Trust, Series 2024-5C3, Class B, 6.557% 2/15/2057[1,4]	1,115	1,148
	BMO Mortgage Trust, Series 2024-5C5, Class B, 6.746% 2/15/2057[1,4]	7,774	8,063
	BMO Mortgage Trust, Series 2024-5C3, Class C, 6.859% 2/15/2057[1,4]	443	457
	BMO Mortgage Trust, Series 2024-5C4, Class C, 7.019% 5/15/2057[1,4]	5,202	5,366
	BMO Mortgage Trust, Series 2024-5C6, Class B, 6.086% 9/15/2057[1,4]	2,504	2,487
	BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057[1,4]	3,470	3,506
	BMO Mortgage Trust, Series 2024-5C7, Class B, 6.198% 11/15/2057[1,4]	9,000	9,183
	BMO Mortgage Trust, Series 2024-5C8, Class B, 6.091% 12/15/2057[1,4]	10,000	10,193
	BMP Trust, Series 2024-MF23, Class D, (1-month USD CME Term SOFR + 2.39%) 6.788% 6/15/2041[1,4,5]	5,000	5,017
	BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 7.786% 6/15/2041[1,4,5]	2,408	2,395
	BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class B, (1-month USD CME Term SOFR + 2.839%) 7.236% 8/15/2041[1,4,5]	3,645	3,658
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.295% 4/15/2037[1,4,5]	8,000	8,041
	BX Commercial Mortgage Trust, Series 2024-GPA3, Class C, (1-month USD CME Term SOFR + 1.892%) 6.399% 12/15/2039[1,4,5]	9,616	9,629
	BX Trust, Series 2024-FNX, Class C, (1-month USD CME Term SOFR + 2.291%) 6.688% 11/15/2026[1,4,5]	13,389	13,412
	BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.512% 6/15/2027[1,4,5]	716	719
	BX Trust, Series 2024-VLT4, Class E, (1-month USD CME Term SOFR + 2.889%) 7.286% 5/15/2029[1,4,5]	4,757	4,790
	BX Trust, Series 2024-KING, Class C, (1-month USD CME Term SOFR + 1.94%) 6.397% 5/15/2034[1,4,5]	5,325	5,333
	BX Trust, Series 2021-SDMF, Class D, (1-month USD CME Term SOFR + 1.501%) 5.899% 9/15/2034[1,4,5]	471	464
	BX Trust, Series 2021-VOLT, Class D, (1-month USD CME Term SOFR + 1.764%) 6.162% 9/15/2036[1,4,5]	2,480	2,476
	BX Trust, Series 2021-VOLT, Class E, (1-month USD CME Term SOFR + 2.114%) 6.512% 9/15/2036[1,4,5]	4,000	3,994
	BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.809% 10/15/2036[1,4,5]	2,976	2,970
	BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 7.236% 4/15/2037[1,4,5]	113	113
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.387% 2/15/2039[1,4,5]	4,887	4,876
	BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.848% 8/15/2039[1,4,5]	393	395
	BX Trust, Series 2024-AIR2, Class C, (1-month USD CME Term SOFR + 2.241%) 6.639% 10/15/2041[1,4,5]	2,000	2,009
	BX Trust, Series 2020-VIV2, Class C, 3.542% 3/9/2044[1,4,5]	2,000	1,780
	BX Trust, Series 2020-VIV3, Class B, 3.544% 3/9/2044[1,4,5]	989	897
	BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 6.489% 3/15/2035[1,4,5]	2,985	2,989
	BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 7.585% 3/15/2035[1,4,5]	249	250
	CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 8.377% 8/15/2026[1,4,5]	5,768	5,785
	CENT Trust 2023-CITY, Series 2023-CITY, Class B, (1-month USD CME Term SOFR + 3.15%) 7.547% 9/15/2028[1,4,5]	3,354	3,362
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 5.852% 6/10/2028[1,4,5]	3,950	3,886
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 5.852% 10/12/2040[1,4,5]	1,225	1,219

19	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class C, 4.499% 2/10/2048[1,4]	USD442	$439
	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053[1,4]	840	698
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.919% 8/12/2043[1,4,5]	3,984	3,643
	DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.379% 9/10/2040[1,4,5]	5,155	5,219
	ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039[1,4,5]	973	983
	ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2029[1,4,5]	875	885
	Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.762% 7/15/2038[1,4,5]	440	442
	FIVE Mortgage Trust, Series 2023-V1, Class B, 6.297% 2/10/2056[1,4]	1,982	2,003
	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.297% 2/10/2056[1,4]	973	967
	Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class E, (1-month USD CME Term SOFR + 3.15%) 7.643% 12/15/2029[1,4,5]	2,568	2,589
	Great Wolf Trust, Series 2024-WOLF, Class C, (1-month USD CME Term SOFR + 2.391%) 6.847% 3/15/2039[1,4,5]	3,963	3,981
	Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 7.287% 3/15/2039[1,4,5]	3,379	3,412
	GS Mortgage Securities Trust, Series 2024-70P, Class B, 5.697% 3/10/2041[1,4,5]	2,174	2,154
	GS Mortgage Securities Trust, Series 2024-70P, Class C, 6.084% 3/10/2041[1,4,5]	3,769	3,710
	Hilton USA Trust, Series 2024-ORL, Class A, (1-month USD CME Term SOFR + 1.541%) 5.997% 5/15/2037[1,4,5]	6,000	6,011
	Hilton USA Trust, Series 2024-ORL, Class B, (1-month USD CME Term SOFR + 1.941%) 6.397% 5/15/2037[1,4,5]	2,000	2,004
	Hilton USA Trust, Series 2024-ORL, Class C, (1-month USD CME Term SOFR + 2.44%) 6.897% 5/15/2037[1,4,5]	996	998
	HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.088% 5/10/2039[1,4,5]	1,260	1,284
	HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.198% 5/10/2039[1,4,5]	2,564	2,621
	JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class C, (1-month USD CME Term SOFR + 2.242%) 6.639% 11/15/2039[1,4,5]	6,779	6,807
	KSL Commercial Mortgage Trust, Series 2024-HT2, Class D, (1-month USD CME Term SOFR + 3.29%) 7.863% 12/15/2039[1,4,5]	10,000	10,017
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class B, 4.16% 2/15/2048[1]	2,000	1,983
	Morgan Stanley Capital I Trust, Series 2019-L3, Class B, 3.649% 11/15/2052[1,4]	750	674
	MSWF Commercial Mortgage Trust, Series 2023-1, Class C, 6.683% 5/15/2033[1,4]	1,698	1,759
	MSWF Commercial Mortgage Trust, Series 2023-1, Class B, 6.683% 5/15/2033[1,4]	1,642	1,739
	Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 8.433% 3/25/2050[1,4,5]	2,876	2,930
	Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.569% 11/25/2053[1,4,5]	1,645	1,719
	Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 11.069% 11/25/2053[1,4,5]	2,699	3,044
	Multifamily Structured Credit Risk, Series 21-MN1, Class M2, (30-day Average USD-SOFR + 3.75%) 8.319% 1/25/2051[1,4,5]	910	932
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 6.138% 5/15/2039[1,4,5]	1,943	1,929
	SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.662% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,5,6]	8,900	8,692
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 6.347% 1/15/2039[1,4,5]	3,000	2,959
	UBS Commercial Mortgage Trust, Series 2017-C1, Class AS, 3.724% 6/15/2050[1,5]	6,702	6,412
	UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.381% 8/15/2050[1,4]	1,582	1,459
	Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048[1,4]	3,000	2,861
	Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class B, 6.12% 8/15/2057[1,4]	1,442	1,474
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class B, 6.334% 11/15/2057[1,4]	1,997	2,058
	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.541% 9/15/2058[1,4]	130	121

Capital Group Fixed Income ETF Trust	20

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.186% 11/15/2027[1,4,5]	USD1,646	$1,666
	WSTN Trust, Series 2023-MAUI, Class C, 7.69% 8/5/2027[1,4,5]	594	605
	WSTN Trust, Series 2023-MAUI, Class D, 8.455% 8/5/2027[1,4,5]	1,820	1,863
			372,564

Collateralized mortgage-backed obligations (privately originated) 1.81%
	Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027)[1,5,6]	3,526	3,527
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,4,5]	1,425	1,391
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034[1,4,5]	969	924
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[1,4,5]	716	706
	Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[1,4,5]	6,748	6,549
	Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, (30-day Average USD-SOFR + 3.364%) 7.933% 1/25/2040[1,4,5]	6,883	7,135
	Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 6.669% 3/25/2042[1,4,5]	178	180
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.119% 5/25/2043[1,4,5]	813	870
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M2, (30-day Average USD-SOFR + 1.50%) 6.069% 10/25/2041[1,4,5]	793	798
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.569% 4/25/2042[1,4,5]	299	303
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.919% 2/25/2044[1,4,5]	3,345	3,370
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA1, Class B2, (30-day Average USD-SOFR + 5.214%) 9.783% 1/25/2050[1,4,5]	3,055	3,352
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B2, (30-day Average USD-SOFR + 9.464%) 14.033% 6/25/2050[1,4,5]	8,401	11,198
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 14.683% 8/25/2050[1,4,5]	5,500	7,535
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 16.344% 10/25/2050[1,4,5]	6,000	8,373
	Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,5,6]	1,312	1,306
	Progress Residential Trust, Series 2024-SFR1, Class E1, 3.85% 2/17/2041[1,5]	1,697	1,537
	Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041[1,5]	698	618
	Progress Residential Trust, Series 2024-SFR2, Class E1, 3.40% 4/17/2041[1,4,5]	1,532	1,372
	Progress Residential Trust, Series 2024-SFR2, Class E2, 3.65% 4/17/2041[1,4,5]	642	573
	Progress Residential Trust, Series 2024-SFR3, Class E1, 4.00% 6/17/2041[1,5]	3,457	3,139
	Progress Residential Trust, Series 2024-SFR3, Class E2, 4.00% 6/17/2041[1,5]	889	798
	Starwood Mortgage Residential Trust, Series 2024-SFR4, Class C, (1-month USD CME Term SOFR + 2.45%) 6.847% 10/17/2041[1,4,5]	6,667	6,679
			72,233
	Total mortgage-backed obligations		1,705,405
Corporate bonds, notes & loans 30.68%
Financials 6.30%
	AerCap Ireland Capital DAC 1.75% 1/30/2026	150	145
	AG Issuer, LLC 6.25% 3/1/2028[5]	290	289
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[5]	1,175	1,219
	Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[5]	4,167	4,211
	Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[6]	EUR520	601
	Alpha Bank SA 4.25% 2/13/2030 (5-year EUR Mid-Swap + 4.504% on 2/13/2025)[6]	715	741
	Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[6]	300	330
	Alpha Bank SA 4.25% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[6]	105	111
	American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[6]	USD200	197
	American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034)[6]	150	148

21	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	AmWINS Group, Inc. 6.375% 2/15/2029[5]	USD1,000	$1,007
	Aon Corp. 3.90% 2/28/2052	2,567	1,885
	Aon North America, Inc. 5.45% 3/1/2034	2,250	2,248
	Aretec Group, Inc. 7.50% 4/1/2029[5]	175	174
	Aretec Group, Inc. 10.00% 8/15/2030[5]	355	388
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[6]	1,530	1,388
	Bangkok Bank Public Co., Ltd. 3.466% 9/23/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 9/23/2031)[6]	1,000	855
	Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[6]	4,110	4,077
	Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[6]	1,834	1,884
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[6]	2,325	2,329
	Bank of Montreal 2.65% 3/8/2027	350	336
	Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034)[6]	3,647	3,631
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[5,6]	1,155	1,197
	BlackRock Funding, Inc. 5.00% 3/14/2034	2,460	2,431
	BlackRock Funding, Inc. 5.25% 3/14/2054	2,190	2,071
	Block, Inc. 6.50% 5/15/2032[5]	2,200	2,224
	BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[5,6]	200	190
	BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034)[5,6]	4,150	4,165
	Boost Newco Borrower, LLC 7.50% 1/15/2031[5]	1,200	1,259
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[5,6]	3,400	3,372
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[5,6]	2,100	2,234
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[5,6]	4,420	4,463
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[6]	1,700	1,724
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[6]	1,980	2,057
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[6]	3,596	3,656
	Capital One Financial Corp. 5.884% 7/26/2035 (USD-SOFR + 1.99% on 7/26/2034)[6]	1,480	1,489
	Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[6]	1,592	1,640
	Chubb INA Holdings, LLC 5.00% 3/15/2034	3,250	3,212
	Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[6]	1,238	1,033
	Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[6]	1,040	894
	Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[6]	1,087	1,140
	Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[6]	2,030	2,069
	Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034)[6]	100	100
	Citigroup, Inc. 5.449% 6/11/2035 (USD-SOFR + 1.447% on 6/11/2034)[6]	1,930	1,915
	Coinbase Global, Inc. 3.625% 10/1/2031[5]	350	296
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[5]	3,349	3,217
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[5]	2,080	1,914
	Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[5,6]	600	591
	Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)[6]	943	953
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[6]	1,950	2,041
	Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[6]	4,405	4,176
	Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029)[6]	EUR100	106
	Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[6]	3,050	3,361
	Goldman Sachs Group, Inc. 2.383% 7/21/2032 (USD-SOFR + 1.248% on 7/21/2031)[6]	USD431	359
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[6]	623	537
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[6]	6,425	6,549
	Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[6]	7,680	7,541
	Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034)[6]	630	603
	Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[6]	3,793	2,829
	Howden UK Refinance 2 PLC 8.125% 2/15/2032[5]	2,125	2,173
	Howden UK Refinance PLC 7.25% 2/15/2031[5]	1,855	1,887
	HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032)[6]	1,125	1,114
	HUB International, Ltd. 5.625% 12/1/2029[5]	300	291
	HUB International, Ltd. 7.25% 6/15/2030[5]	2,450	2,513
	ING Groep NV 4.017% 3/28/2028 (USD-SOFR + 1.83% on 3/28/2027)[6]	375	367
	JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[6]	338	335
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[6]	1,925	1,924

Capital Group Fixed Income ETF Trust	22

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034)[6]	USD1,300	$1,292
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[6]	4,775	4,886
	JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[6]	11,360	11,244
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[6]	950	910
	Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	5,900	5,762
	Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	4,900	4,699
	Mastercard, Inc. 4.85% 3/9/2033	65	64
	Mastercard, Inc. 4.55% 1/15/2035	2,525	2,421
	MetLife, Inc. 5.375% 7/15/2033	300	303
	Metropolitan Life Global Funding I 5.15% 3/28/2033[5]	3,302	3,264
	Metropolitan Life Global Funding I 5.05% 1/8/2034[5]	4,105	4,022
	Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[6]	471	464
	Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[6]	160	161
	Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[6]	3,193	3,172
	Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[6]	6,375	6,499
	Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[6]	7,960	7,833
	Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039)[6]	1,750	1,757
	Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054)[6]	1,600	1,543
	Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[6]	289	283
	Navient Corp. 5.50% 3/15/2029	1,620	1,531
	Navient Corp. 11.50% 3/15/2031	1,850	2,071
	Navient Corp. 5.625% 8/1/2033	8,753	7,582
	OneMain Finance Corp. 7.50% 5/15/2031	2,645	2,718
	OneMain Finance Corp. 7.125% 11/15/2031	2,695	2,749
	Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[6]	EUR210	243
	Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[6]	1,800	1,975
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[6]	USD6,730	7,349
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[6]	273	276
	PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034)[6]	5,945	5,902
	Ryan Specialty, LLC 5.875% 8/1/2032[5]	2,655	2,629
	State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[6]	276	274
	Synchrony Financial 5.935% 8/2/2030 (USD-SOFR index + 2.13% on 8/2/2029)[6]	3,598	3,634
	Synchrony Financial 7.25% 2/2/2033	1,892	1,954
	Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[6]	1,755	1,735
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[6]	1,972	2,009
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[6]	5,712	5,758
	U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[6]	25	26
	U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[6]	3,775	3,808
	UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[5,6]	3,630	3,159
	UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033)[5,6]	1,600	1,675
	Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[6]	469	468
	Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[6]	1,050	1,046
	Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[6]	3,345	3,309
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[6]	4,949	5,263
	Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034)[6]	2,850	2,774
			250,902

Energy 4.88%
	3R Lux SARL 9.75% 2/5/2031[5]	585	605
	Apache Corp. 5.10% 9/1/2040	350	306
	Apache Corp. 5.25% 2/1/2042	1,450	1,258
	Apache Corp. 5.35% 7/1/2049	965	803
	Archrock Partners, LP 6.625% 9/1/2032[5]	730	730
	Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032[5]	1,050	1,045
	Baytex Energy Corp. 7.375% 3/15/2032[5]	3,545	3,457

23	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Blue Racer Midstream, LLC 7.00% 7/15/2029[5]	USD675	$690
	Borr IHC, Ltd. 10.00% 11/15/2028[5]	1,970	1,967
	Borr IHC, Ltd. 10.375% 11/15/2030[5]	2,141	2,138
	BP Capital Markets America, Inc. 4.893% 9/11/2033	1,200	1,161
	Cheniere Energy Partners, LP 4.00% 3/1/2031	789	730
	Cheniere Energy Partners, LP 5.95% 6/30/2033	1,800	1,844
	Cheniere Energy, Inc. 4.625% 10/15/2028	175	171
	Chord Energy Corp. 6.375% 6/1/2026[5]	350	350
	Civitas Resources, Inc. 8.375% 7/1/2028[5]	1,425	1,482
	Civitas Resources, Inc. 8.625% 11/1/2030[5]	3,175	3,328
	Civitas Resources, Inc. 8.75% 7/1/2031[5]	2,275	2,375
	CNX Resources Corp. 7.375% 1/15/2031[5]	185	190
	CNX Resources Corp. 7.25% 3/1/2032[5]	3,435	3,510
	Comstock Resources, Inc. 5.875% 1/15/2030[5]	4,207	3,927
	ConocoPhillips Co. 3.80% 3/15/2052	4,380	3,200
	ConocoPhillips Co. 5.55% 3/15/2054	1,480	1,424
	ConocoPhillips Co. 5.50% 1/15/2055	700	666
	Crescent Energy Finance, LLC 9.25% 2/15/2028[5]	1,173	1,227
	Crescent Energy Finance, LLC 7.625% 4/1/2032[5]	1,440	1,434
	Crescent Energy Finance, LLC 7.375% 1/15/2033[5]	3,745	3,641
	Diamondback Energy, Inc. 5.15% 1/30/2030	731	733
	Diamondback Energy, Inc. 5.40% 4/18/2034	3,748	3,687
	Diamondback Energy, Inc. 5.75% 4/18/2054	3,027	2,843
	Diamondback Energy, Inc. 5.90% 4/18/2064	1,777	1,670
	Ecopetrol SA 7.75% 2/1/2032	4,900	4,759
	Ecopetrol SA 8.875% 1/13/2033	3,408	3,475
	Ecopetrol SA 8.375% 1/19/2036	6,055	5,844
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[5]	3,325	3,511
	Eni SpA 5.50% 5/15/2034[5]	3,883	3,840
	Eni SpA 5.95% 5/15/2054[5]	7,082	6,805
	Enterprise Products Operating, LLC 4.95% 2/15/2035	435	421
	EOG Resources, Inc. 5.65% 12/1/2054	5,450	5,342
	EQM Midstream Partners, LP 7.50% 6/1/2030[5]	25	27
	EQM Midstream Partners, LP 4.75% 1/15/2031[5]	1,994	1,877
	Expand Energy Corp. 5.875% 2/1/2029[5]	425	422
	Expand Energy Corp. 6.75% 4/15/2029[5]	860	870
	Exxon Mobil Corp. 3.452% 4/15/2051	3,755	2,635
	Genesis Energy, LP 8.25% 1/15/2029	1,017	1,028
	Genesis Energy, LP 7.875% 5/15/2032	1,400	1,372
	Global Partners, LP 8.25% 1/15/2032[5]	285	293
	GreenSaif Pipelines Bidco SARL 5.852% 2/23/2036[5]	2,500	2,471
	Gulfport Energy Operating Corp. 6.75% 9/1/2029[5]	845	852
	Harvest Midstream I, LP 7.50% 9/1/2028[5]	75	76
	Hilcorp Energy I, LP 6.00% 4/15/2030[5]	135	128
	Hilcorp Energy I, LP 6.25% 4/15/2032[5]	4,462	4,126
	Hilcorp Energy I, LP 8.375% 11/1/2033[5]	3,210	3,280
	Kinetik Holdings, LP 6.625% 12/15/2028[5]	740	758
	Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029[5]	825	795
	Matador Resources Co. 6.25% 4/15/2033[5]	1,695	1,647
	Murphy Oil Corp. 6.00% 10/1/2032	675	649
	MV24 Capital BV 6.748% 6/1/2034	677	642
	Nabors Industries, Inc. 8.875% 8/15/2031[5]	3,160	2,937
	NewCo Holding USD 20 SARL 9.375% 11/7/2029[5]	3,440	3,430
	NFE Financing, LLC 12.00% 11/15/2029[5]	14,046	14,769
	NGL Energy Operating, LLC 8.125% 2/15/2029[5]	1,775	1,800
	NGL Energy Operating, LLC 8.375% 2/15/2032[5]	3,230	3,258
	Noble Finance II, LLC 8.00% 4/15/2030[5]	3,425	3,463
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[5]	1,215	1,256
	Occidental Petroleum Corp. 6.125% 1/1/2031	415	425
	Occidental Petroleum Corp. 5.55% 10/1/2034	1,230	1,197
	Occidental Petroleum Corp. 6.60% 3/15/2046	1,875	1,895
	ONEOK, Inc. 4.00% 7/13/2027	50	49
	ONEOK, Inc. 6.35% 1/15/2031	40	42

Capital Group Fixed Income ETF Trust	24

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	ONEOK, Inc. 4.50% 3/15/2050	USD75	$59
	ONEOK, Inc. 7.15% 1/15/2051	150	164
	Permian Resources Operating, LLC 9.875% 7/15/2031[5]	820	902
	Permian Resources Operating, LLC 7.00% 1/15/2032[5]	285	290
	Petrobras Global Finance BV 5.60% 1/3/2031	611	589
	Petroleos Mexicanos 6.49% 1/23/2027	1,475	1,432
	Petroleos Mexicanos 6.50% 3/13/2027	1,300	1,258
	Petroleos Mexicanos 6.84% 1/23/2030	600	549
	Petroleos Mexicanos 5.95% 1/28/2031	3,300	2,789
	Petroleos Mexicanos 6.70% 2/16/2032	1,650	1,437
	Petroleos Mexicanos 10.00% 2/7/2033	850	883
	Saturn Oil & Gas, Inc. 9.625% 6/15/2029[5]	1,059	1,030
	Saudi Arabian Oil Co. 5.75% 7/17/2054[5]	3,730	3,495
	Seadrill Finance, Ltd. 8.375% 8/1/2030[5]	210	214
	Shell Finance US, Inc. 2.75% 4/6/2030	75	68
	Shell International Finance BV 3.00% 11/26/2051	4,847	3,070
	South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[5]	1,260	1,221
	Sunoco, LP 7.00% 5/1/2029[5]	1,625	1,669
	Sunoco, LP 4.50% 4/30/2030	150	139
	Sunoco, LP 7.25% 5/1/2032[5]	1,851	1,913
	Talos Production, Inc. 9.00% 2/1/2029[5]	705	724
	Talos Production, Inc. 9.375% 2/1/2031[5]	185	189
	TotalEnergies Capital SA 4.724% 9/10/2034	2,386	2,295
	Transocean Aquila, Ltd. 8.00% 9/30/2028[5]	1,126	1,156
	Transocean, Inc. 8.00% 2/1/2027[5]	686	688
	Transocean, Inc. 8.25% 5/15/2029[5]	1,180	1,157
	Transocean, Inc. 8.75% 2/15/2030[5]	577	598
	Transocean, Inc. 8.50% 5/15/2031[5]	1,210	1,188
	Transocean, Inc. 6.80% 3/15/2038	1,255	1,030
	Transportadora de Gas del Sur SA 8.50% 7/24/2031[5]	1,630	1,703
	USA Compression Partners, LP 7.125% 3/15/2029[5]	1,340	1,365
	Vallourec SA 7.50% 4/15/2032[5]	1,370	1,421
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[5]	1,549	1,565
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[5]	2,019	1,810
	Venture Global LNG, Inc. 8.125% 6/1/2028[5]	750	781
	Vista Energy Argentina S.A.U 7.625% 12/10/2035[5]	4,400	4,377
	Vital Energy, Inc. 7.875% 4/15/2032[5]	1,955	1,883
	Weatherford International, Ltd. 8.625% 4/30/2030[5]	125	129
	Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029[5]	2,195	2,118
			194,406

Health care 4.36%
	AbbVie, Inc. 5.05% 3/15/2034	6,550	6,474
	AbbVie, Inc. 5.35% 3/15/2044	625	610
	AbbVie, Inc. 5.40% 3/15/2054	5,300	5,106
	AbbVie, Inc. 5.50% 3/15/2064	2,150	2,055
	Amgen, Inc. 5.25% 3/2/2030	623	629
	Amgen, Inc. 4.20% 3/1/2033	3,365	3,122
	Amgen, Inc. 5.25% 3/2/2033	2,095	2,080
	Amgen, Inc. 4.875% 3/1/2053	675	580
	Amgen, Inc. 5.65% 3/2/2053	10,286	9,911
	Amgen, Inc. 5.75% 3/2/2063	3,460	3,321
	Astrazeneca Finance, LLC 5.00% 2/26/2034	1,725	1,707
	Bausch Health Companies, Inc. 6.125% 2/1/2027[5]	75	68
	Baxter International, Inc. 2.539% 2/1/2032	1,072	894
	Baxter International, Inc. 3.132% 12/1/2051	5,229	3,248
	Bayer US Finance, LLC 6.50% 11/21/2033[5]	3,603	3,667
	Bayer US Finance, LLC 6.875% 11/21/2053[5]	3,573	3,605
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	800	805
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	7,630	7,624
	Bristol-Myers Squibb Co. 5.50% 2/22/2044	325	323
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	6,582	6,390

25	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	USD2,365	$2,278
	Centene Corp. 2.625% 8/1/2031	4,045	3,334
	CHS / Community Health Systems, Inc. 5.25% 5/15/2030[5]	75	62
	CVS Health Corp. 1.875% 2/28/2031	50	40
	CVS Health Corp. 5.70% 6/1/2034	6,100	5,999
	CVS Health Corp. 6.00% 6/1/2044	2,600	2,461
	CVS Health Corp. 5.875% 6/1/2053	4,563	4,189
	CVS Health Corp. 6.05% 6/1/2054	4,400	4,131
	CVS Health Corp. 6.00% 6/1/2063	1,511	1,379
	DaVita, Inc. 6.875% 9/1/2032[5]	2,990	3,017
	Elevance Health, Inc. 5.20% 2/15/2035	6,707	6,553
	Elevance Health, Inc. 4.55% 5/15/2052	203	164
	Elevance Health, Inc. 5.70% 2/15/2055	3,340	3,223
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[5]	2,455	2,604
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.745% 4/23/2031[4,7]	1,476	1,488
	Gilead Sciences, Inc. 5.25% 10/15/2033	650	653
	Gilead Sciences, Inc. 5.10% 6/15/2035	3,658	3,600
	Gilead Sciences, Inc. 5.55% 10/15/2053	1,025	1,009
	Grifols, SA 7.50% 5/1/2030	EUR2,500	2,718
	HCA, Inc. 3.625% 3/15/2032	USD79	70
	Humana, Inc. 5.75% 4/15/2054	2,867	2,659
	Molina Healthcare, Inc. 6.25% 1/15/2033[5]	3,100	3,067
	Owens & Minor, Inc. 6.25% 4/1/2030[5]	3,895	3,656
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	1,451	1,411
	Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	1,750	1,644
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	7,996	7,493
	Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[5,8]	863	853
	Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 1.50% PIK and 8.275% Cash 1/31/2029[4,7,8]	36	35
	Roche Holdings, Inc. 5.593% 11/13/2033[5]	1,350	1,397
	Roche Holdings, Inc. 4.985% 3/8/2034[5]	5,660	5,608
	Roche Holdings, Inc. 4.592% 9/9/2034[5]	5,985	5,739
	Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[5]	1,700	1,724
	Tenet Healthcare Corp. 6.75% 5/15/2031	200	202
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	2,027	1,949
	Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	1,850	1,808
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	982	1,004
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	5,173	5,056
	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	1,300	1,403
	Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	1,589	1,778
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	768	553
	UnitedHealth Group, Inc. 4.20% 5/15/2032	230	217
	UnitedHealth Group, Inc. 5.00% 4/15/2034	1,500	1,465
	UnitedHealth Group, Inc. 5.15% 7/15/2034	8,052	7,949
	UnitedHealth Group, Inc. 5.50% 7/15/2044	3,540	3,436
	UnitedHealth Group, Inc. 4.75% 5/15/2052	355	304
	Viatris, Inc. 4.00% 6/22/2050	250	170
			173,771

Utilities 2.37%
	Aegea Finance SARL 9.00% 1/20/2031[5]	2,063	2,107
	AES Panama Generation Holdings, SRL 4.375% 5/31/2030[5]	190	166
	Alabama Power Co. 5.85% 11/15/2033	300	312
	Comision Federal de Electricidad 6.45% 1/24/2035[5]	1,685	1,592
	Consumers Energy Co. 4.625% 5/15/2033	583	563
	Duke Energy Corp. 4.50% 8/15/2032	860	820
	Duke Energy Corp. 6.10% 9/15/2053	300	305
	Edison International 5.45% 6/15/2029	510	515
	Edison International 5.25% 3/15/2032	2,795	2,767

Capital Group Fixed Income ETF Trust	26

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[5,6]	USD1,325	$1,498
	Eversource Energy 5.50% 1/1/2034	1,525	1,514
	FirstEnergy Corp. 2.25% 9/1/2030	985	848
	Florida Power & Light Co. 5.30% 4/1/2053	60	57
	Florida Power & Light Co. 5.60% 6/15/2054	600	599
	Jersey Central Power & Light Co. 5.10% 1/15/2035[5]	450	439
	NiSource, Inc. 5.40% 6/30/2033	250	251
	Northern States Power Co. 2.60% 6/1/2051	32	19
	Pacific Gas and Electric Co. 3.15% 1/1/2026	40	39
	Pacific Gas and Electric Co. 4.65% 8/1/2028	600	592
	Pacific Gas and Electric Co. 4.55% 7/1/2030	755	731
	Pacific Gas and Electric Co. 3.25% 6/1/2031	200	178
	Pacific Gas and Electric Co. 6.15% 1/15/2033	400	416
	Pacific Gas and Electric Co. 6.40% 6/15/2033	3,280	3,459
	Pacific Gas and Electric Co. 6.95% 3/15/2034	350	384
	Pacific Gas and Electric Co. 4.95% 7/1/2050	5,885	5,117
	Pacific Gas and Electric Co. 3.50% 8/1/2050	13,630	9,349
	Pacific Gas and Electric Co. 6.70% 4/1/2053	6,629	7,184
	Pacific Gas and Electric Co. 5.90% 10/1/2054	3,950	3,901
	PacifiCorp 5.45% 2/15/2034	4,293	4,268
	PacifiCorp 5.35% 12/1/2053	3,487	3,209
	PacifiCorp 5.50% 5/15/2054	5,251	4,913
	PacifiCorp 5.80% 1/15/2055	6,290	6,119
	PG&E Corp. 5.25% 7/1/2030	996	976
	PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[6]	5,350	5,504
	Public Service Company of Colorado 3.20% 3/1/2050	2,785	1,852
	Public Service Company of Colorado 2.70% 1/15/2051	2,575	1,532
	Southern California Edison Co. 2.75% 2/1/2032	864	738
	Southern California Edison Co. 5.20% 6/1/2034	4,100	4,060
	Southern California Edison Co. 3.65% 2/1/2050	1,600	1,144
	Southern California Edison Co. 2.95% 2/1/2051	4,650	2,927
	Southern California Edison Co. 3.45% 2/1/2052	8,990	6,086
	Southern California Edison Co. 5.75% 4/15/2054	1,260	1,237
	Talen Energy Supply, LLC 8.625% 6/1/2030[5]	1,567	1,671
	YPF Energia Electrica SA 7.875% 10/16/2032[5]	2,390	2,366
			94,324

Communication services 2.25%
	AT&T, Inc. 2.55% 12/1/2033	2,300	1,853
	AT&T, Inc. 5.40% 2/15/2034	200	201
	AT&T, Inc. 3.50% 9/15/2053	1,850	1,247
	AT&T, Inc. 3.55% 9/15/2055	1,200	808
	CCO Holdings, LLC 4.75% 2/1/2032[5]	1,789	1,572
	CCO Holdings, LLC 4.50% 5/1/2032	800	689
	CCO Holdings, LLC 4.50% 6/1/2033[5]	2,785	2,346
	CCO Holdings, LLC 4.25% 1/15/2034[5]	5,067	4,117
	Charter Communications Operating, LLC 4.40% 4/1/2033	890	796
	Charter Communications Operating, LLC 6.65% 2/1/2034	580	597
	Charter Communications Operating, LLC 3.70% 4/1/2051	8,115	5,074
	Charter Communications Operating, LLC 3.90% 6/1/2052	8,205	5,284
	Charter Communications Operating, LLC 5.25% 4/1/2053	7,477	6,049
	Comcast Corp. 5.30% 6/1/2034	4,369	4,366
	Comcast Corp. 2.887% 11/1/2051	4,085	2,459
	Comcast Corp. 5.65% 6/1/2054	4,284	4,145
	Connect Finco SARL 9.00% 9/15/2029[5]	7,790	7,105
	DISH Network Corp. 11.75% 11/15/2027[5]	1,450	1,538
	EchoStar Corp. 10.75% 11/30/2029	1,380	1,485
	Frontier Communications Holdings, LLC 5.00% 5/1/2028[5]	711	696
	Gray Television, Inc. 10.50% 7/15/2029[5]	3,590	3,594
	Gray Television, Inc. 4.75% 10/15/2030[5]	140	76

27	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	Gray Television, Inc. 5.375% 11/15/2031[5]	USD1,829	$977
	Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.803% 6/4/2029[4,7]	706	671
	Intelsat Jackson Holdings SA 6.50% 3/15/2030[5]	250	231
	Meta Platforms, Inc. 4.75% 8/15/2034	3,316	3,230
	Meta Platforms, Inc. 4.45% 8/15/2052	725	611
	Meta Platforms, Inc. 5.40% 8/15/2054	2,683	2,601
	News Corp. 3.875% 5/15/2029[5]	369	343
	Sirius XM Radio, LLC 4.00% 7/15/2028[5]	944	871
	Sirius XM Radio, LLC 4.125% 7/1/2030[5]	250	218
	Sirius XM Radio, LLC 3.875% 9/1/2031[5]	7,729	6,477
	T-Mobile USA, Inc. 5.15% 4/15/2034	150	148
	T-Mobile USA, Inc. 3.40% 10/15/2052	3,345	2,233
	T-Mobile USA, Inc. 5.75% 1/15/2054	252	246
	Univision Communications, Inc. 8.00% 8/15/2028[5]	1,460	1,488
	Univision Communications, Inc. 4.50% 5/1/2029[5]	5,450	4,884
	Univision Communications, Inc. 7.375% 6/30/2030[5]	4,100	3,928
	Univision Communications, Inc. 8.50% 7/31/2031[5]	2,994	2,939
	Verizon Communications, Inc. 1.75% 1/20/2031	400	330
	Verizon Communications, Inc. 2.55% 3/21/2031	97	84
	Verizon Communications, Inc. 2.875% 11/20/2050	132	81
	Verizon Communications, Inc. 3.55% 3/22/2051	200	141
	Verizon Communications, Inc. 3.875% 3/1/2052	782	578
	Verizon Communications, Inc. 5.50% 2/23/2054	53	51
	Verizon Communications, Inc. 2.987% 10/30/2056	264	157
			89,615

Real estate 1.87%
	Boston Properties, LP 2.55% 4/1/2032	2,281	1,848
	Boston Properties, LP 2.45% 10/1/2033	3,900	3,007
	Boston Properties, LP 6.50% 1/15/2034	2,826	2,963
	Boston Properties, LP 5.75% 1/15/2035	4,474	4,389
	Crown Castle, Inc. 5.80% 3/1/2034	2,178	2,220
	Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	725	728
	Equinix, Inc. 3.40% 2/15/2052	4,250	2,894
	Howard Hughes Corp. (The) 4.375% 2/1/2031[5]	1,887	1,700
	Hudson Pacific Properties, LP 3.25% 1/15/2030	2,180	1,486
	Iron Mountain, Inc. 6.25% 1/15/2033[5]	1,735	1,729
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	4,125	3,746
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	3,842	3,403
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	6,635	5,832
	Kilroy Realty, LP 2.65% 11/15/2033	1,500	1,148
	Kilroy Realty, LP 6.25% 1/15/2036	3,959	3,930
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[5]	670	689
	MPT Operating Partnership, LP 5.00% 10/15/2027	1,250	1,055
	MPT Operating Partnership, LP 3.50% 3/15/2031	1,400	884
	Prologis, LP 5.125% 1/15/2034	3,375	3,328
	Prologis, LP 5.00% 3/15/2034	2,680	2,619
	Prologis, LP 5.00% 1/31/2035	1,950	1,901
	Prologis, LP 5.25% 3/15/2054	580	542
	Service Properties Trust 4.75% 10/1/2026	1,925	1,823
	Service Properties Trust 3.95% 1/15/2028	1,316	1,104
	Service Properties Trust 8.375% 6/15/2029	2,625	2,540
	Service Properties Trust 4.95% 10/1/2029	5,150	4,102
	Service Properties Trust 4.375% 2/15/2030	10,082	7,629
	Service Properties Trust 8.625% 11/15/2031[5]	4,125	4,311
	VICI Properties, LP 4.125% 8/15/2030[5]	250	233
	VICI Properties, LP 5.125% 5/15/2032	930	906
			74,689

Capital Group Fixed Income ETF Trust	28

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Industrials 1.87%
	Ambipar Lux SARL 9.875% 2/6/2031[5]	USD1,349	$1,348
	Amentum Holdings, Inc. 7.25% 8/1/2032[5]	1,440	1,453
	Automatic Data Processing, Inc. 4.45% 9/9/2034	2,977	2,835
	BAE Systems PLC 5.30% 3/26/2034[5]	2,264	2,259
	Boeing Co. (The) 2.75% 2/1/2026	115	112
	Boeing Co. (The) 3.625% 2/1/2031	1,642	1,491
	Boeing Co. (The) 6.388% 5/1/2031	1,201	1,256
	Boeing Co. (The) 6.528% 5/1/2034	1,336	1,400
	Boeing Co. (The) 5.705% 5/1/2040	655	624
	Boeing Co. (The) 5.805% 5/1/2050	5,380	5,012
	Boeing Co. (The) 6.858% 5/1/2054	4,825	5,133
	Boeing Co. (The) 5.93% 5/1/2060	1,100	1,020
	Bombardier, Inc. 7.875% 4/15/2027[5]	791	793
	Bombardier, Inc. 7.50% 2/1/2029[5]	840	875
	Bombardier, Inc. 8.75% 11/15/2030[5]	550	592
	Canadian Pacific Railway Co. 3.10% 12/2/2051	3,485	2,266
	Carrier Global Corp. 2.722% 2/15/2030	130	116
	Clean Harbors, Inc. 6.375% 2/1/2031[5]	73	74
	CoreLogic, Inc. 4.50% 5/1/2028[5]	300	281
	EquipmentShare.com, Inc. 8.625% 5/15/2032[5]	1,880	1,967
	EquipmentShare.com, Inc. 8.00% 3/15/2033[5]	600	610
	Fortress Transportation and Infrastructure Investors, LLC 5.875% 4/15/2033[5]	2,500	2,415
	Garda World Security Corp. 8.375% 11/15/2032[5]	2,200	2,242
	Herc Holdings, Inc. 6.625% 6/15/2029[5]	1,340	1,358
	Hertz Corp. (The) 12.625% 7/15/2029[5]	665	709
	Honeywell International, Inc. 5.00% 3/1/2035	3,750	3,677
	Icahn Enterprises, LP 5.25% 5/15/2027	580	550
	Icahn Enterprises, LP 9.75% 1/15/2029	6,208	6,232
	Icahn Enterprises, LP 10.00% 11/15/2029[5]	1,615	1,621
	IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[5]	685	694
	LATAM Airlines Group SA 7.875% 4/15/2030[5]	830	841
	Lockheed Martin Corp. 5.70% 11/15/2054	212	216
	Norfolk Southern Corp. 4.45% 3/1/2033	78	74
	Norfolk Southern Corp. 5.35% 8/1/2054	4,524	4,311
	Regal Rexnord Corp. 6.30% 2/15/2030	2,060	2,120
	Regal Rexnord Corp. 6.40% 4/15/2033	2,197	2,268
	RTX Corp. 6.10% 3/15/2034	877	924
	RTX Corp. 2.82% 9/1/2051	925	561
	RTX Corp. 5.375% 2/27/2053	2,317	2,202
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[5]	1,333	1,429
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[5]	925	1,025
	Union Pacific Corp. 2.80% 2/14/2032	409	355
	Union Pacific Corp. 2.95% 3/10/2052	1,885	1,191
	Union Pacific Corp. 4.95% 5/15/2053	2,481	2,269
	Waste Management, Inc. 4.95% 3/15/2035	3,942	3,845
			74,646

Consumer discretionary 1.85%
	Advance Auto Parts, Inc. 3.90% 4/15/2030	2,825	2,520
	Advance Auto Parts, Inc. 3.50% 3/15/2032	4,100	3,400
	Allied Universal Holdco, LLC 4.625% 6/1/2028[5]	2,492	2,358
	Amazon.com, Inc. 2.10% 5/12/2031	100	85
	Amazon.com, Inc. 3.60% 4/13/2032	600	556
	Amazon.com, Inc. 3.95% 4/13/2052	400	316
	Atlas LuxCo 4 SARL 4.625% 6/1/2028[5]	200	189
	Carnival Corp. 6.00% 5/1/2029[5]	2,655	2,651
	Carnival Corp. 7.00% 8/15/2029[5]	1,500	1,561
	Cougar JV Subsidiary, LLC 8.00% 5/15/2032[5]	465	483
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[5]	350	340
	Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[5]	2,210	2,194
	Fertitta Entertainment, LLC 4.625% 1/15/2029[5]	350	326
	Ford Motor Co. 3.25% 2/12/2032	940	782

29	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Ford Motor Co. 4.75% 1/15/2043	USD995	$785
	Ford Motor Credit Co., LLC 2.30% 2/10/2025	980	977
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	837	837
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	600	614
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	1,475	1,418
	Ford Motor Credit Co., LLC 5.85% 5/17/2027	1,700	1,719
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	1,065	1,056
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	250	244
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	2,900	3,054
	Ford Motor Credit Co., LLC 6.054% 11/5/2031	3,259	3,234
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,528	1,595
	Ford Motor Credit Co., LLC 6.125% 3/8/2034	988	967
	Ford Otomotiv Sanayi AS 7.125% 4/25/2029[5]	913	916
	General Motors Financial Co., Inc. 2.35% 2/26/2027	75	71
	General Motors Financial Co., Inc. 5.45% 9/6/2034	4,987	4,844
	Genting New York, LLC 7.25% 10/1/2029[5]	825	851
	Great Canadian Gaming Corp. 8.75% 11/15/2029[5]	1,580	1,619
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.107% 3/8/2030[4,7]	57	58
	Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029[5]	3,084	3,089
	Home Depot, Inc. 4.95% 6/25/2034	1,150	1,135
	Home Depot, Inc. 5.40% 6/25/2064	5,434	5,215
	Hyundai Capital America 1.65% 9/17/2026[5]	100	95
	International Game Technology PLC 5.25% 1/15/2029[5]	650	635
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[5]	1,335	1,248
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[5]	1,350	1,402
	Lithia Motors, Inc. 3.875% 6/1/2029[5]	308	282
	Lithia Motors, Inc. 4.375% 1/15/2031[5]	900	819
	Macy’s Retail Holdings, LLC 5.875% 3/15/2030[5]	50	48
	Newell Brands, Inc. 6.375% 5/15/2030	1,865	1,873
	Newell Brands, Inc. 6.625% 5/15/2032	2,025	2,041
	Newell Brands, Inc. 6.875% 4/1/2036[6]	900	912
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[5,8,9]	148	15
	Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[5]	650	646
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[5]	706	701
	Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031[5]	3,400	3,347
	Sonic Automotive, Inc. 4.875% 11/15/2031[5]	5,063	4,547
	Universal Entertainment Corp. 9.875% 8/1/2029[5]	2,730	2,725
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[5]	514	536
			73,931

Materials 1.85%
	Ball Corp. 6.875% 3/15/2028	590	604
	Ball Corp. 6.00% 6/15/2029	200	202
	BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	314	309
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	1,546	1,554
	BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	1,227	1,199
	Braskem Idesa SAPI 6.99% 2/20/2032	5,230	3,850
	Braskem Netherlands Finance BV 8.75% 1/12/2031[5]	1,530	1,535
	Braskem Netherlands Finance BV 7.25% 2/13/2033	5,107	4,726
	Braskem Netherlands Finance BV 7.25% 2/13/2033[5]	475	440
	Braskem Netherlands Finance BV 8.00% 10/15/2034[5]	4,665	4,452
	Celanese US Holdings, LLC 6.35% 11/15/2028	1,194	1,224
	Celanese US Holdings, LLC 6.379% 7/15/2032	539	548
	Celanese US Holdings, LLC 6.70% 11/15/2033	3,242	3,366
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[5]	300	270
	Consolidated Energy Finance SA 12.00% 2/15/2031[5]	4,560	4,383
	Dow Chemical Co. (The) 5.15% 2/15/2034	273	267
	Dow Chemical Co. (The) 5.55% 11/30/2048	571	536
	Dow Chemical Co. (The) 3.60% 11/15/2050	2,070	1,423
	Dow Chemical Co. (The) 6.90% 5/15/2053	107	118
	Dow Chemical Co. (The) 5.60% 2/15/2054	3,727	3,528

Capital Group Fixed Income ETF Trust	30

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[5]	USD3,897	$3,893
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[5]	5,455	5,808
	FXI Holdings, Inc. 12.25% 11/15/2026[5]	4,732	4,525
	International Flavors & Fragrances, Inc. 2.30% 11/1/2030[5]	230	195
	International Flavors & Fragrances, Inc. 3.468% 12/1/2050[5]	4,335	2,843
	LSB Industries, Inc. 6.25% 10/15/2028[5]	698	678
	Magnera Corp. 7.25% 11/15/2031[5]	6,200	6,060
	Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[5]	696	704
	NOVA Chemicals Corp. 4.25% 5/15/2029[5]	1,385	1,254
	OCI NV 6.70% 3/16/2033[5]	949	957
	Owens-Brockway Glass Container, Inc. 7.375% 6/1/2032[5]	2,325	2,226
	PT Krakatau Posco 6.375% 6/11/2029	2,500	2,499
	Sasol Financing USA, LLC 8.75% 5/3/2029[5]	1,065	1,082
	Sasol Financing USA, LLC 8.75% 5/3/2029[10]	100	102
	Sasol Financing USA, LLC 5.50% 3/18/2031	2,900	2,450
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[5]	742	699
	Sealed Air Corp. 6.125% 2/1/2028[5]	607	609
	Stillwater Mining Co. 4.00% 11/16/2026[10]	600	570
	Vale Overseas, Ltd. 6.40% 6/28/2054	930	915
	Veritiv Operating Co. 10.50% 11/30/2030[5]	930	1,003
			73,606

Information technology 1.69%
	Accenture Capital, Inc. 4.25% 10/4/2031	1,469	1,412
	Accenture Capital, Inc. 4.50% 10/4/2034	1,749	1,663
	Acuris Finance US, Inc. 9.00% 8/1/2029[5]	7,130	6,846
	Amphenol Corp. 5.00% 1/15/2035	3,145	3,072
	Amphenol Corp. 5.375% 11/15/2054	2,452	2,333
	Analog Devices, Inc. 2.95% 10/1/2051	3,353	2,131
	Broadcom, Inc. 5.15% 11/15/2031	2,302	2,317
	Broadcom, Inc. 4.55% 2/15/2032	3,154	3,051
	Broadcom, Inc. 4.80% 10/15/2034	3,522	3,400
	Broadcom, Inc. 3.187% 11/15/2036[5]	450	363
	Broadcom, Inc. 4.926% 5/15/2037[5]	3,176	3,023
	Cisco Systems, Inc. 5.05% 2/26/2034	3,250	3,240
	Cloud Software Group, Inc. 6.50% 3/31/2029[5]	2,149	2,112
	Cloud Software Group, Inc. 9.00% 9/30/2029[5]	2,745	2,790
	Cloud Software Group, Inc. 8.25% 6/30/2032[5]	3,053	3,151
	Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.829% 3/30/2029[4,7]	366	368
	CommScope, LLC 4.75% 9/1/2029[5]	400	357
	Diebold Nixdorf, Inc. 7.75% 3/31/2030[5]	4,000	4,116
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[4,7,10]	271	273
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[4,7,10]	28	19
	Helios Software Holdings, Inc. 8.75% 5/1/2029[5]	7,830	8,043
	ION Trading Technologies SARL 9.50% 5/30/2029[5]	2,850	2,994
	Microchip Technology, Inc. 5.05% 2/15/2030	1,591	1,580
	NCR Atleos Corp. 9.50% 4/1/2029[5]	900	976
	Oracle Corp. 3.95% 3/25/2051	450	334
	Roper Technologies, Inc. 4.90% 10/15/2034	2,525	2,430
	Texas Instruments, Inc. 4.85% 2/8/2034	833	820
	UKG, Inc. 6.875% 2/1/2031[5]	2,150	2,183
	Viasat, Inc. 5.625% 4/15/2027[5]	160	155
	Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% on 6/23/2025)[6,8,9,10]	919	926
	Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% on 6/23/2026)[6,8,9,10]	803	809
			67,287

31	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Consumer staples 1.38%
	B&G Foods, Inc. 5.25% 9/15/2027	USD400	$383
	BAT Capital Corp. 2.259% 3/25/2028	100	92
	BAT Capital Corp. 4.742% 3/16/2032	450	433
	BAT Capital Corp. 6.421% 8/2/2033	673	712
	BAT Capital Corp. 6.00% 2/20/2034	2,490	2,559
	BAT Capital Corp. 4.758% 9/6/2049	1,551	1,258
	BAT Capital Corp. 5.65% 3/16/2052	929	852
	BAT Capital Corp. 7.081% 8/2/2053	3,425	3,761
	Campbells Co. (The) 5.40% 3/21/2034	2,527	2,516
	Campbells Co. (The) 4.75% 3/23/2035	3,872	3,653
	Campbells Co. (The) 5.25% 10/13/2054	541	489
	Coca-Cola Co. 4.65% 8/14/2034	852	829
	Coca-Cola Co. 5.20% 1/14/2055	1,995	1,896
	Coca-Cola Consolidated, Inc. 5.45% 6/1/2034	3,343	3,369
	Constellation Brands, Inc. 4.35% 5/9/2027	326	323
	Constellation Brands, Inc. 4.75% 5/9/2032	1,683	1,620
	Constellation Brands, Inc. 4.90% 5/1/2033	886	856
	Coty, Inc. 6.625% 7/15/2030[5]	490	498
	Imperial Brands Finance PLC 5.875% 7/1/2034[5]	3,250	3,241
	Keurig Dr Pepper, Inc. 3.20% 5/1/2030	40	37
	Kroger Co. 5.50% 9/15/2054	1,978	1,865
	Kronos Acquisition Holdings, Inc. 8.25% 6/30/2031[5]	665	635
	Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032[5]	905	834
	Lamb Weston Holdings, Inc. 4.375% 1/31/2032[5]	250	227
	Minerva Luxembourg SA 8.875% 9/13/2033[5]	2,030	2,108
	Philip Morris International, Inc. 5.75% 11/7/2032	1,297	1,334
	Philip Morris International, Inc. 5.375% 2/15/2033	400	401
	Philip Morris International, Inc. 5.625% 9/7/2033	4,430	4,503
	Philip Morris International, Inc. 5.25% 2/13/2034	4,071	4,026
	Philip Morris International, Inc. 4.90% 11/1/2034	4,797	4,612
	Post Holdings, Inc. 4.625% 4/15/2030[5]	650	600
	Post Holdings, Inc. 6.25% 2/15/2032[5]	540	537
	Post Holdings, Inc. 6.375% 3/1/2033[5]	4,000	3,925
			54,984

Municipals 0.01%
	Texas Combined Tirz I, LLC 0% 3/15/2053[5,9]	600	600
	Total corporate bonds, notes & loans		1,222,761

U.S. Treasury bonds & notes 16.99%
U.S. Treasury 16.54%
	U.S. Treasury 4.875% 4/30/2026	73,247	73,839
	U.S. Treasury 4.625% 6/30/2026	50,592	50,881
	U.S. Treasury 4.375% 7/31/2026	5,770	5,781
	U.S. Treasury 4.125% 10/31/2026	6,325	6,312
	U.S. Treasury 4.25% 11/30/2026	51,860	51,860
	U.S. Treasury 4.25% 12/31/2026	5,200	5,201
	U.S. Treasury 4.50% 4/15/2027	22,900	23,020
	U.S. Treasury 4.50% 5/15/2027	10,350	10,406
	U.S. Treasury 4.625% 6/15/2027	30,490	30,757
	U.S. Treasury 4.00% 12/15/2027	9,370	9,299
	U.S. Treasury 4.375% 8/31/2028[2]	14,750	14,767
	U.S. Treasury 4.625% 4/30/2029	48,820	49,311
	U.S. Treasury 4.25% 6/30/2029	40,203	40,000
	U.S. Treasury 4.125% 10/31/2029	21,758	21,517
	U.S. Treasury 4.375% 12/31/2029	9,164	9,161
	U.S. Treasury 4.625% 5/31/2031	4,550	4,590
	U.S. Treasury 4.125% 10/31/2031	4,200	4,113
	U.S. Treasury 4.25% 11/15/2034	16,440	16,023
	U.S. Treasury 4.625% 2/15/2040	28,200	27,783
	U.S. Treasury 4.75% 11/15/2043	10,500	10,377

Capital Group Fixed Income ETF Trust	32

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
	U.S. Treasury 4.625% 5/15/2044[2]	USD30,770	$29,859
	U.S. Treasury 4.125% 8/15/2044	48,875	44,278
	U.S. Treasury 4.625% 11/15/2044	18,800	18,242
	U.S. Treasury 4.25% 8/15/2054[2]	111,060	101,629
			659,006

U.S. Treasury inflation-protected securities 0.45%
	U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[11]	18,221	18,118
	Total U.S. Treasury bonds & notes		677,124

Asset-backed obligations 5.17%
	Affirm, Inc., Series 2023-B, Class D, 8.78% 9/15/2028[1,5]	995	1,016
	Affirm, Inc., Series 2023-B, Class E, 11.32% 9/15/2028[1,5]	1,447	1,485
	American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030[1,5]	7,281	7,451
	Auxilior Term Funding, LLC, Series 24-1, Class C, 6.01% 7/15/2031[1,5]	4,786	4,836
	Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029[1,5]	11,000	10,927
	Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029[1,5]	5,000	4,967
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class B, 7.09% 4/20/2027[1,5]	2,394	2,444
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class C, 6.85% 4/20/2028[1,5]	3,333	3,393
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class B, 6.32% 6/20/2029[1,5]	2,369	2,428
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class C, 7.24% 6/20/2029[1,5]	890	920
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class C, 7.03% 12/20/2029[1,5]	4,000	4,113
	Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030[1,5]	713	714
	CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,5]	486	471
	CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[1,5]	1,530	1,536
	Clarus Capital Funding, LLC, Series 2024-1A, Class C, 5.01% 8/20/2032[1,5]	7,083	6,970
	CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 8/15/2028[1,5]	1,250	1,251
	CPS Auto Trust, Series 2024-A, Class E, 8.42% 8/15/2031[1,5]	700	723
	CPS Auto Trust, Series 2024-C, Class E, 8.04% 3/15/2032[1,5]	5,800	5,934
	Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 10/15/2032[1,5]	1,000	1,003
	Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032[1,5]	1,000	1,003
	Credit Acceptance Auto Loan Trust, Series 2024-2, Class C, 6.70% 10/16/2034[1,5]	5,769	5,910
	Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[1,5]	4,035	4,070
	EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[1,5]	4,653	4,665
	Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1,5]	26	26
	Exeter Automobile Receivables Trust, Series 2023-1A, Class E, 12.07% 9/16/2030[1,5]	4,000	4,552
	Exeter Automobile Receivables Trust, Series 2023-2, Class E, 9.75% 11/15/2030[1,5]	848	914
	Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031[1,5]	1,022	1,109
	Exeter Automobile Receivables Trust, Series 2023-4A, Class E, 9.57% 2/18/2031[1,5]	3,010	3,214
	Exeter Automobile Receivables Trust, Series 2023-5A, Class E, 9.58% 6/16/2031[1,5]	5,403	5,789
	Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031[1,5]	4,799	4,901
	Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D, 6.62% 5/15/2028[1,5]	2,335	2,364
	GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030[1,5]	950	1,009
	GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030[1,5]	1,900	2,038
	GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031[1,5]	1,170	1,195
	GLS Auto Receivables Trust, Series 2024-4A, Class E, 7.51% 8/15/2031[1,5]	1,596	1,600
	Hertz Vehicle Financing III, LLC, Series 2023-1, Class C, 6.91% 6/25/2027[1,5]	2,200	2,224
	Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,5]	672	678
	Hertz Vehicle Financing III, LLC, Series 2022-2A, Class C, 2.95% 6/26/2028[1,5]	300	280
	Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,5]	2,389	2,203
	Hertz Vehicle Financing III, LLC, Series 2023-2, Class C, 7.13% 9/25/2029[1,5]	2,167	2,209
	Hertz Vehicle Financing III, LLC, Series 2023-4, Class C, 7.51% 3/25/2030[1,5]	3,950	4,095
	Hertz Vehicle Financing, LLC, Series 2021-2, Class D, 4.34% 12/27/2027[1,5]	5,000	4,659
	LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,5]	1,368	1,386

33	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032[1,5]	USD537	$529
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029[1,5]	5,734	5,806
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[1,5]	2,459	2,480
Mission Lane Credit Card Master Trust, Series 2023-A, Class C, 10.03% 7/17/2028[1,5]	5,600	5,682
Mission Lane Credit Card Master Trust, Series 2023-B, Class D, 12.43% 11/15/2028[1,5]	5,000	5,095
Mission Lane Credit Card Master Trust, Series 2023-B, Class E, 0.162% 11/15/2028[1,5]	5,000	5,079
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[1,5]	2,021	2,034
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.58% 8/15/2029[1,5]	1,996	2,008
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030[1,5]	1,364	1,401
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[1,5]	726	740
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class C, 8.99% 6/17/2031[1,5]	632	652
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031[1,5]	964	950
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031[1,5]	183	183
PEAC Solutions Receivables, LLC, Series 2024-1A, Class B, 5.79% 11/20/2030[1,5]	7,274	7,359
PK ALIFT Loan Funding, Series 2024-2, Class A, 5.052% 10/15/2039[1,5]	3,561	3,498
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029[1,5]	1,912	1,937
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031[1,5]	1,196	1,220
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,5]	276	277
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[1,5]	337	339
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[1]	796	818
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053[1,5]	1,499	1,343
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053[1,5]	763	683
SMB Private Education Loan Trust, Series 2023-A, Class B, 5.88% 1/15/2053[1,5]	2,490	2,468
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054[1,5]	129	122
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056[1,5]	8,883	9,151
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056[1,5]	5,000	5,011
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058[1,5]	2,000	1,997
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029[1,5]	6,000	6,155
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031[1,5]	771	783
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48% 9/15/2027[1,5]	1,562	1,571
Wingspire Equipment Finance, LLC, Series 2024-1A, Class B, 5.06% 9/20/2032[1,5]	2,333	2,326
Wingspire Equipment Finance, LLC, Series 2024-1A, Class C, 5.28% 9/20/2032[1,5]	1,653	1,652
		206,024
Bonds & notes of governments & government agencies outside the U.S. 1.93%
Abu Dhabi (Emirate of) 1.70% 3/2/2031[5]	300	249
Angola (Republic of) 8.00% 11/26/2029	1,375	1,233
Angola (Republic of) 8.75% 4/14/2032	5,275	4,671
Angola (Republic of) 8.75% 4/14/2032[5]	1,000	886
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[6]	1,056	816
Bank Gospodarstwa Krajowego 5.75% 7/9/2034[5]	795	791
Bank Gospodarstwa Krajowego 6.25% 7/9/2034[5]	2,260	2,221
Chile (Republic of) 2.45% 1/31/2031	400	343
Chile (Republic of) 4.34% 3/7/2042	200	168
Colombia (Republic of) 8.00% 4/20/2033	430	440
Colombia (Republic of) 7.50% 2/2/2034	4,395	4,336
Colombia (Republic of) 8.00% 11/14/2035	4,040	4,072
Colombia (Republic of) 7.75% 11/7/2036	3,215	3,149
Colombia (Republic of) 8.375% 11/7/2054	4,320	4,199
Dominican Republic 4.50% 1/30/2030[5]	500	459
Dominican Republic 5.875% 1/30/2060	2,280	1,934
Egypt (Arab Republic of) 5.80% 9/30/2027	200	188
Egypt (Arab Republic of) 5.875% 2/16/2031	600	502
Egypt (Arab Republic of) 8.50% 1/31/2047	3,780	2,942
Egypt (Arab Republic of) 8.70% 3/1/2049	1,700	1,340
Egypt (Arab Republic of) 8.75% 9/30/2051	2,589	2,048
Egypt (Arab Republic of) 8.15% 11/20/2059	600	443
Egypt (Arab Republic of) 7.50% 2/16/2061	5,150	3,543
Export-Import Bank of India 2.25% 1/13/2031[5]	250	211
Honduras (Republic of) 5.625% 6/24/2030	4,570	4,095

Capital Group Fixed Income ETF Trust	34

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
	Mongolia (State of) 4.45% 7/7/2031	USD500	$435
	Nigeria (Republic of) 7.875% 2/16/2032	1,200	1,082
	Panama (Republic of) 7.50% 3/1/2031	315	320
	Panama (Republic of) 2.252% 9/29/2032	1,800	1,263
	Panama (Republic of) 6.875% 1/31/2036	1,220	1,148
	Panama (Republic of) 8.00% 3/1/2038	1,015	1,020
	Panama (Republic of) 4.50% 4/16/2050	2,050	1,271
	Panama (Republic of) 6.853% 3/28/2054	1,550	1,326
	Panama (Republic of) 4.50% 4/1/2056	7,280	4,307
	Panama (Republic of) 7.875% 3/1/2057	260	251
	Peru (Republic of) 5.875% 8/8/2054	1,275	1,219
	Senegal (Republic of) 6.75% 3/13/2048	3,439	2,338
	South Africa (Republic of) 5.875% 4/20/2032	1,003	943
	South Africa (Republic of) 7.10% 11/19/2036[5]	900	878
	Turkey (Republic of) 5.875% 6/26/2031	480	451
	Turkey (Republic of) 7.125% 7/17/2032	5,860	5,820
	Turkey (Republic of) 6.50% 9/20/2033	450	429
	United Mexican States 4.50% 4/22/2029	450	430
	United Mexican States 4.75% 4/27/2032	860	781
	United Mexican States 6.00% 5/7/2036	3,820	3,604
	United Mexican States 6.338% 5/4/2053	1,485	1,327
	United Mexican States 6.40% 5/7/2054	955	857
			76,779
Municipals 0.13%
California 0.03%
	City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-B, 7.25% 9/1/2039	1,100	1,090

Puerto Rico 0.06%
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017[12]	5	3
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018[12]	20	11
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018[12]	95	51
	Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020[12]	10	5
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021[12]	190	103
	Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021[12]	265	143
	Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023[12]	210	113
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023[12]	20	11
	Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024[12]	75	41
	Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025[12]	10	5
	Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026[12]	10	5
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026[12]	5	3
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026[12]	400	217
	Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026[12]	20	11
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027[12]	65	35
	Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028[12]	220	119
	Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028[12]	55	30
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032[12]	165	90
	Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2033[12]	610	331
	Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036[12]	330	179
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037[12]	65	35
	Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040[12]	355	193
	Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042[12]	100	54
	Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, 3.469% 7/1/2017[6,12]	465	251
	Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021[12]	70	38
	Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022[12]	650	351
			2,428

35	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)

Texas 0.04%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043[5]	USD1,575	$1,549
Total municipals		5,067
Total bonds, notes & other debt instruments (cost: $3,930,286,000)		3,893,160
Common stocks 0.03%	Shares
Energy 0.03%
New Fortress Energy, Inc., Class A13	89,859	1,359
Consumer discretionary 0.00%
Party City Holdco, Inc.[5,9]	74	— [14]
Party City Holdco, Inc.[9]	7,446	— [14]
		— [14]
Total common stocks (cost: $1,178,000)		1,359
Short-term securities 7.42%
Money market investments 7.42%
Capital Group Central Cash Fund 4.50%[15,16]	2,956,763	295,735
Total short-term securities (cost: $295,687,000)		295,735
Total investment securities 105.15% (cost: $4,227,151,000)		4,190,254

Other assets less liabilities (5.15)%	(205,374)
Net assets 100.00%	$3,984,880
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	1,628	3/31/2025	USD334,732	$(39)
5 Year U.S. Treasury Note Futures	Long	5,674	3/31/2025	603,173	(3,582)
10 Year U.S. Treasury Note Futures	Short	475	3/20/2025	(51,656)	701
10 Year Ultra U.S. Treasury Note Futures	Short	3,258	3/20/2025	(362,656)	4,880
30 Year Ultra U.S. Treasury Bond Futures	Long	48	3/20/2025	5,707	(284)
					$1,676
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	225	EUR	213	HSBC Bank	1/8/2025	$4
USD	452	EUR	433	HSBC Bank	1/10/2025	3
USD	4,729	EUR	4,480	HSBC Bank	1/14/2025	86
USD	2,604	EUR	2,462	HSBC Bank	1/15/2025	53

Capital Group Fixed Income ETF Trust	36

Capital Group Core Plus Income ETF  (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	784	EUR	745	Standard Chartered Bank	1/17/2025	$12
USD	472	EUR	450	HSBC Bank	1/24/2025	6
						$164
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.693%	Annual	SOFR	Annual	10/21/2025	USD9,000	$(425)	$—	$(425)
5.0145%	Annual	SOFR	Annual	10/27/2025	275,000	1,718	—	1,718
3.891%	Annual	SOFR	Annual	8/19/2026	250,000	(912)	—	(912)
3.7785%	Annual	SOFR	Annual	10/9/2026	235,000	(1,323)	—	(1,323)
3.863%	Annual	SOFR	Annual	10/29/2026	250,000	(1,060)	—	(1,060)
SOFR	Annual	3.3885%	Annual	4/18/2028	35,000	728	—	728
4.175%	Annual	SOFR	Annual	11/21/2028	140,000	613	—	613
3.7675%	Annual	SOFR	Annual	12/3/2029	31,000	(376)	—	(376)
SOFR	Annual	3.1585%	Annual	1/18/2033	43,000	2,641	—	2,641
SOFR	Annual	3.2205%	Annual	4/18/2033	58,000	3,415	—	3,415
3.6955%	Annual	SOFR	Annual	10/21/2039	3,000	(141)	—	(141)
3.8095%	Annual	SOFR	Annual	10/29/2039	95,000	(3,266)	—	(3,266)
4.133%	Annual	SOFR	Annual	11/20/2043	16,000	41	—	41
3.7575%	Annual	SOFR	Annual	12/3/2044	12,000	(563)	—	(563)
						$1,090	$—	$1,090
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
12.57%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2026	BRL19,454	$(67)	$—	$(67)
Investments in affiliates16

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 7.42%
Money market investments 7.42%
Capital Group Central Cash Fund 4.50% [15]	$422,052	$1,484,697	$1,611,080	$(5)	$71	$295,735	$24,037

37	Capital Group Fixed Income ETF Trust

Capital Group Core Plus Income ETF  (continued)
Restricted securities10

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% on 6/23/2025)[6],8,9	6/23/2023	$884	$926	.03%
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% on 6/23/2026)[6],8,9	6/23/2023	772	809.02
Stillwater Mining Co. 4.00% 11/16/2026	2/9/2024	558	570.02
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[4],7	9/12/2023	267	273.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[4],7	9/12/2023	19	19	.00 [17]
Sasol Financing USA, LLC 8.75% 5/3/2029	6/27/2024	101	102	.00 [17]
		$2,601	$2,699	.08%

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $23,691,000, which represented .59% of the net assets of the fund.
[3]	Purchased on a TBA basis.
[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $901,240,000, which represented
22.62% of the net assets of the fund.

[6]	Step bond; coupon rate may change at a later date.
[7]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,912,000, which represented 0.08% of the net assets of the fund.

[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[9]	Value determined using significant unobservable inputs.
[10]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $2,699,000, which represented 0.08% of the net assets of the fund.

[11]	Index-linked bond whose principal amount moves with a government price index.
[12]	Scheduled interest and/or principal payment was not received.
[13]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $1,359,000, which represented 0.03% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[14]	Amount less than one thousand.
[15]	Rate represents the seven-day yield at 12/31/2024.
[16]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[17]	Amount less than .01%.

Key to abbreviation(s)
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CME = CME Group
DAC = Designated Activity Company
Dev. = Development
Dist. = District

EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Facs. = Facilities
ICE = Intercontinental Exchange, Inc.
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD = U.S. dollars
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	38

Capital Group International Bond ETF (USD-Hedged)
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 92.32%		Principal amount (000)	Value (000)
Euros 30.18%
	AIB Group PLC 2.25% 4/4/2028 (1-year EUR Mid-Swap + 1.30% on 4/4/2027)[1]	EUR150,000	$153
	Alpha Bank SA 4.25% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[1]	100,000	106
	American Tower Corp. 0.875% 5/21/2029	170,000	161
	AstraZeneca PLC 3.75% 3/3/2032	100,000	108
	AT&T, Inc. 1.60% 5/19/2028	270,000	268
	Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[1]	300,000	329
	Belfius Bank SA 4.875% 6/11/2035 (5-year EUR Mid-Swap + 2.20% on 6/11/2030)[1]	100,000	108
	Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	290,000	304
	Belgium (Kingdom of) 3.50% 6/22/2055	120,000	123
	British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[1]	300,000	305
	Bulgaria (Republic of) 3.625% 9/5/2032	52,000	55
	CaixaBank, SA, subordinated, 1.25% 6/18/2031 (5-year EUR Mid-Swap + 1.63% on 6/18/2026)[1]	300,000	303
	Deutsche Bank AG 4.125% 4/4/2030 (3-month EUR-EURIBOR + 1.50% on 4/4/2029)[1]	100,000	106
	Electricité de France SA 2.875% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.373% on 3/15/2027)[1]	400,000	406
	Equinix, Inc. 0.25% 3/15/2027	100,000	98
	Equinor ASA 1.375% 5/22/2032	100,000	92
	ESB Finance DAC 4.00% 5/3/2032	140,000	151
	European Financial Stability Facility 3.375% 8/30/2038	500,000	536
	European Investment Bank 2.75% 1/16/2034	250,000	259
	European Union 3.00% 3/4/2053	500,000	484
	Ford Motor Credit Co., LLC 4.445% 2/14/2030	100,000	107
	French Republic O.A.T. 1.25% 5/25/2034	890,000	782
	French Republic O.A.T. 3.00% 5/25/2054	1,185,000	1,075
	Germany (Federal Republic of) 2.10% 4/12/2029	2,050,000	2,122
	Germany (Federal Republic of) 2.20% 2/15/2034	1,500,000	1,537
	Germany (Federal Republic of) 2.50% 8/15/2054	170,000	173
	Iberdrola, SA 1.874% 12/31/2079 (5-year EUR Mid-Swap + 2.321% on 4/28/2026)[1]	200,000	203
	Indonesia (Republic of) 0.90% 2/14/2027	125,000	123
	Intesa Sanpaolo SpA 5.625% 3/8/2033	170,000	200
	Italy (Republic of) 0.50% 7/15/2028	250,000	241
	Italy (Republic of) 3.35% 7/1/2029	650,000	689
	Italy (Republic of) 3.85% 7/1/2034	530,000	568
	Italy (Republic of) 4.45% 9/1/2043	290,000	320
	Italy (Republic of) 4.50% 10/1/2053	115,000	127
	KBC Groep NV 4.75% 4/17/2035 (5-year EUR Mid-Swap + 2.25% on 4/17/2030)[1]	100,000	108
	McDonald’s Corp. 0.25% 10/4/2028[2]	100,000	94
	National Bank of Greece SA 8.00% 1/3/2034 (5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029)[1]	100,000	119
	NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[1]	240,000	227
	Novo Nordisk Finance (Netherlands) BV 3.375% 5/21/2034	100,000	105
	PepsiCo, Inc. 0.75% 10/14/2033	100,000	86
	Philip Morris International, Inc. 0.80% 8/1/2031	100,000	89
	Quebec (Province of) 3.35% 7/23/2039	270,000	281
	Romania 3.624% 5/26/2030	100,000	97
	Romania 5.125% 9/24/2031	150,000	152
	Spain (Kingdom of) 1.90% 10/31/2052	750,000	545

39	Capital Group Fixed Income ETF Trust

Capital Group International Bond ETF (USD-Hedged)  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
	Svenska Handelsbanken AB 5.00% 8/16/2034 (5-year EUR Mid-Swap + 1.90% on 8/16/2029)[1]	EUR210,000	$232
	TotalEnergies SE 2.00% junior subordinated perpetual bonds (5-year EUR-EURIBOR + 1.898% on 4/17/2027)[1]	100,000	100
	UBS Group AG 7.75% 3/1/2029 (1-year EUR-ICE Swap EURIBOR + 4.95% on 3/1/2028)[1]	125,000	148
			15,105

Japanese yen 13.95%
	Japan, Series 346, 0.10% 3/20/2027	JPY157,800,000	993
	Japan 0.10% 12/20/2029	161,000,000	992
	Japan 0.10% 12/20/2031	100,750,000	609
	Japan 0.50% 12/20/2032	20,200,000	124
	Japan 0.50% 12/20/2038	453,250,000	2,530
	Japan, Series 84, 2.10% 9/20/2054	282,000,000	1,735
			6,983

British pounds 8.19%
	NatWest Group PLC 2.875% 9/19/2026 (1-year GBP-ICE Swap SONIA + 1.49% on 9/19/2025)[1]	GBP200,000	246
	United Kingdom 0.875% 10/22/2029	3,585,000	3,853
			4,099

South Korean won 7.08%
	South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW1,418,870,000	957
	South Korea (Republic of) 3.25% 3/10/2029	2,051,980,000	1,423
	South Korea (Republic of), Series 3312, 4.125% 12/10/2033	1,581,030,000	1,165
			3,545

Australian dollars 3.90%
	Australia (Commonwealth of) 3.50% 12/21/2034	AUD1,400,000	806
	New South Wales Treasury Corp. 4.75% 2/20/2035	1,904,000	1,148
			1,954

Canadian dollars 2.95%
	Canada (Government) 4.00% 3/1/2029	CAD1,250,000	906
	Quebec Canada (Province of) 3.10% 12/1/2051	1,000,000	571
			1,477

Mexican pesos 2.08%
	United Mexican States, Series M, 8.00% 7/31/2053	MXN28,600,000	1,041

Brazilian reais 1.96%
	Brazil (Federative Republic of) 0% 4/1/2025	BRL2,892,000	454
	Brazil (Federative Republic of) 10.00% 1/1/2031	3,000,000	387
	Brazil (Federative Republic of) 6.00% 8/15/2050	1,017,709	138
			979

Malaysian ringgits 1.42%
	Malaysia (Federation of), Series 0120, 3.422% 9/30/2027	MYR1,910,000	426
	Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	1,250,000	283
			709

Indonesian rupiah 1.08%
	Indonesia (Republic of) 7.50% 4/15/2040	IDR8,414,000,000	542

Thai baht 0.84%
	Thailand (Kingdom of) 3.45% 6/17/2043	THB12,930,000	421

Capital Group Fixed Income ETF Trust	40

Capital Group International Bond ETF (USD-Hedged)  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Polish zloty 0.75%
	Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN1,750,000	$376

Singapore dollars 0.64%
	Singapore (Republic of) 3.375% 9/1/2033	SGD420,000	320

Turkish lira 0.10%
	Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY2,100,000	50

U.S. dollars 17.20%
	Amgen, Inc. 5.65% 3/2/2053	USD75,000	72
	Angola (Republic of) 9.50% 11/12/2025	200,000	201
	Biocon Biologics Global PLC 6.67% 10/9/2029[3]	200,000	192
	BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[4,5]	45,000	46
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	70,000	67
	BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.101% 9/15/2034[3,4,5]	94,192	94
	BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.362% 11/15/2038[3,4,5]	86,585	87
	CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.288% 7/15/2041[3,4,5]	100,000	101
	China Oil and Gas Group, Ltd. 4.70% 6/30/2026	220,000	204
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 2/25/2044[3,4,5]	72,220	72
	Ecopetrol SA 8.625% 1/19/2029	200,000	212
	EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[3,4]	100,000	100
	Eskom Holdings SOC, Ltd. 7.125% 2/11/2025	200,000	200
	Export Import Bank of Thailand 5.354% 5/16/2029	250,000	253
	Freddie Mac Pool #SD8453 5.50% 8/1/2054[4]	1,475,577	1,457
	Freddie Mac Pool #QX1414 5.50% 12/1/2054[4]	564,267	557
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.269% 9/25/2042[3,4,5]	100,000	106
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[1]	200,000	192
	Korea Gas Corp. 5.00% 7/8/2029[3]	200,000	200
	MTN (Mauritius) Investments, Ltd. 6.50% 10/13/2026	200,000	202
	Oleoducto Central SA 4.00% 7/14/2027[3]	200,000	189
	Petroleos Mexicanos 4.25% 1/15/2025	100,000	100
	Petroleos Mexicanos 6.875% 10/16/2025	150,000	150
	Petroleos Mexicanos 6.875% 8/4/2026	250,000	246
	Petroleos Mexicanos 6.70% 2/16/2032	100,000	87
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	70,000	66
	San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029)[1]	200,000	208
	Sands China, Ltd. 5.40% 8/8/2028	200,000	198
	Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[4]	226,525	227
	Sasol Financing USA, LLC 4.375% 9/18/2026	200,000	192
	SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029[3]	200,000	200
	Stillwater Mining Co. 4.00% 11/16/2026[2]	200,000	190
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	150,000	144
	Uniform Mortgage-Backed Security 5.00% 1/1/2055[4]	1,550,000	1,496
	UnitedHealth Group, Inc. 5.15% 7/15/2034	102,000	101
	Verus Securitization Trust, Series 2024-9, Class A1, 5.493% 11/25/2069[3,4,5]	100,000	100
	Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[3,4]	100,000	100
			8,609

41	Capital Group Fixed Income ETF Trust

Capital Group International Bond ETF (USD-Hedged)  (continued)
Short-term securities 7.96%		Shares	Value (000)
Money market investments 7.56%
Capital Group Central Cash Fund 4.50%[6,7]		37,802	$3,781
	Weighted average yield at acquistion	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.40%
Egypt (Arab Republic of) 3/18/2025	29.271%	EGP10,825,000	202
Total Investments 100.28% (cost: $51,370,000)			50,193
Other assets less liabilities (0.28)%			(140)
Net Assets 100.00%			$50,053
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
3 Month SONIA Index Futures	Long	24	3/17/2026	USD5,755	$— [8]
2 Year Euro-Schatz Futures	Short	43	3/6/2025	(4,600)	14
2 Year U.S. Treasury Note Futures	Short	9	3/31/2025	(1,851)	(2)
3 Year Australian Treasury Bond Futures	Long	13	3/17/2025	1,380	(2)
5 Year Euro-Bobl Futures	Long	12	3/6/2025	1,414	(18)
5 Year U.S. Treasury Note Futures	Long	38	3/31/2025	4,040	2
10 Year Australian Treasury Bond Futures	Long	8	3/17/2025	903	(8)
10 Year Euro-Bund Futures	Long	5	3/6/2025	667	(17)
10 Year Italy Government Bond Futures	Long	2	3/6/2025	240	(5)
10 Year Japanese Government Bond Futures	Short	3	3/13/2025	(425,700)	11
10 Year UK Gilt Futures	Long	23	3/27/2025	2,125	(68)
10 Year Ultra U.S. Treasury Note Futures	Long	2	3/20/2025	223	— [8]
30 Year Euro-Buxl Futures	Short	8	3/6/2025	(1,061)	69
30 Year Ultra U.S. Treasury Bond Futures	Short	14	3/20/2025	(1,665)	55
					$31
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	491	BRL	2,725	Standard Chartered Bank	1/6/2025	$50
BRL	2,725	USD	448	BNP Paribas	1/6/2025	(7)
USD	424	BRL	2,480	JPMorgan Chase Bank	1/10/2025	23
USD	3,761	KRW	5,242,596	HSBC Bank	1/10/2025	211
USD	361	IDR	5,750,000	Citibank	1/10/2025	5
USD	71	KRW	99,630	JPMorgan Chase Bank	1/10/2025	3
BRL	370	USD	61	Citibank	1/10/2025	(1)
BRL	1,387	USD	224	HSBC Bank	1/10/2025	— [8]
BRL	1,413	USD	230	BNP Paribas	1/10/2025	(2)
USD	4,423	EUR	4,190	HSBC Bank	1/14/2025	81
USD	719	JPY	109,000	JPMorgan Chase Bank	1/14/2025	26
EUR	275	USD	285	HSBC Bank	1/14/2025	— [8]
USD	395	THB	13,400	Citibank	1/15/2025	2

Capital Group Fixed Income ETF Trust	42

Capital Group International Bond ETF (USD-Hedged)  (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	390	PLN	1,590	Citibank	1/15/2025	$6
USD	36	THB	1,220	Barclays Bank PLC	1/15/2025	— [8]
USD	4,870	EUR	4,630	JPMorgan Chase Bank	1/17/2025	72
USD	1,435	JPY	217,070	Morgan Stanley	1/17/2025	54
USD	1,278	CAD	1,809	Morgan Stanley	1/17/2025	19
USD	719	MYR	3,200	Standard Chartered Bank	1/17/2025	4
USD	245	CAD	350	HSBC Bank	1/17/2025	1
USD	328	SGD	440	Standard Chartered Bank	1/23/2025	5
USD	6,358	EUR	6,036	Goldman Sachs	1/23/2025	100
USD	4,195	GBP	3,303	Morgan Stanley	1/23/2025	60
USD	50	GBP	40	Morgan Stanley	1/23/2025	— [8]
USD	52	EUR	50	Barclays Bank PLC	1/23/2025	1
GBP	50	USD	63	Citibank	1/23/2025	— [8]
USD	1,287	NZD	2,230	HSBC Bank	1/24/2025	39
USD	1,124	CNH	8,180	Citibank	1/24/2025	9
USD	2,018	AUD	3,170	Citibank	1/24/2025	56
CNH	590	USD	81	BNP Paribas	1/24/2025	— [8]
NZD	712	USD	401	UBS AG	1/24/2025	(2)
NZD	1,428	USD	808	UBS AG	1/24/2025	(9)
NZD	90	USD	51	Standard Chartered Bank	1/24/2025	(1)
USD	109	CNH	800	Citibank	1/24/2025	— [8]
USD	4,563	JPY	699,420	HSBC Bank	1/27/2025	107
USD	897	MXN	18,277	UBS AG	1/27/2025	24
USD	444	BRL	2,725	BNP Paribas	2/24/2025	7
USD	490	BRL	2,750	Standard Chartered Bank	4/4/2025	51
						$994
Swap contracts

Interest rate swaps
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL6,400	$(72)	$—	$(72)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.HY.S43	5.00%	Quarterly	12/20/2029	USD1,075	$(83)	$(80)	$(3)

43	Capital Group Fixed Income ETF Trust

Capital Group International Bond ETF (USD-Hedged)  (continued)
Investments in affiliates7

	Value at 6/25/2024[9] (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 7.56%
Money market investments 7.56%
Capital Group Central Cash Fund 4.50% [6]	$—	$53,215	$49,435	$1	$— [8]	$3,781	$105
Restricted securities2

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stillwater Mining Co. 4.00% 11/16/2026	6/25/2024	$187	$190	.39%
McDonald’s Corp. 0.25% 10/4/2028	6/25/2024	96	94.19
		$283	$284	.58%

[1]	Step bond; coupon rate may change at a later date.
[2]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $284,000, which represented 0.58% of the net assets of the fund.

[3]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,541,000, which represented
3.08% of the net assets of the fund.

[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[6]	Rate represents the seven-day yield at 12/31/2024.
[7]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Amount less than one thousand.
[9]	Commencement of operations.

Key to abbreviation(s)
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CME = CME Group
CNH = Chinese yuan renminbi
DAC = Designated Activity Company
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah

JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NZD = New Zealand dollars
PLN = Polish zloty
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	44

Capital Group Municipal Income ETF
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 96.20%	Principal amount (000)	Value (000)
Alabama 4.24%
City of Birmingham, Water Works Board, Rev. Anticipation Bonds, Series 2024, 3.75% 9/1/2026[1]	USD 2,035	$2,016
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2023-C, 5.50% 10/1/2054 (put 6/1/2032)	1,000	1,084
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-C, 5.00% 5/1/2055 (put 7/1/2031)	7,065	7,465
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-B, 5.00% 10/1/2055 (put 9/1/2032)	2,540	2,680
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (BP P.L.C), Series 2024-D, 5.00% 3/1/2055 (put 11/1/2034)	7,345	7,801
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 7), Series 2021-C-1, 4.00% 10/1/2052 (put 12/1/2026)	1,000	1,000
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 8), Series 2022-A, 4.00% 12/1/2052 (put 12/1/2029)	4,750	4,707
Black Belt Energy Gas Dist., Gas Project Rev. Ref. Bonds, Series 2023-D-1, 5.50% 6/1/2049 (put 2/1/2029)	1,400	1,480
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 6/1/2051 (put 12/1/2031)	7,500	7,505
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2022-F, 5.50% 11/1/2053 (put 12/1/2028)	750	789
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2023-B, 5.25% 12/1/2053 (put 12/1/2026)	12,285	13,156
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2023-A-1, 5.50% 11/1/2053 (put 1/1/2031)	2,010	2,169
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2024-B, 5.25% 7/1/2054 (put 6/1/2032)	10,655	11,505
City of Homewood, Educational Building Auth., Rev. Bonds (CHF - Horizons II, LLC, Student Housing & Parking Project at Samford University), Series 2024-C, 5.50% 10/1/2049	2,500	2,636
Housing Fin. Auth., Collateralized Single Family Mortgage Rev. Bonds, Series 2024-C, 5.75% 4/1/2055	4,185	4,505
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Cooper Green Homes Project), Series 2024-C, 5.00% 2/1/2029 (put 2/1/2028)	260	271
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2035	3,000	3,288
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2039	6,445	7,001
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2041	1,885	2,068
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2044	655	711
County of Mobile Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (AM/NS Calvert, LLC Project), Series 2024-A, AMT, 5.00% 6/1/2054	2,025	2,056
City of Prattville, Industrial Dev. Board, Pollution Control Rev. Ref. Bonds (Union Camp Corp. Project), Series 1998, 5.30% 9/1/2028	1,250	1,325
City of Prattville, Industrial Dev. Board, Recovery Zone Fac. Rev. Ref. Bonds (International Paper Co. Project), Series 2019-C, 3.45% 11/1/2033 (put 10/1/2031)	1,500	1,481
Public Educational Building Auth. of Jacksonville, Higher Educational Facs. Rev. Bonds (JSU Foundation Project), Series 2024-A, BAM insured, 5.00% 8/1/2036	1,000	1,093
South East Gas Supply Dist., Gas Supply Rev. Ref. Bonds (Project No. 2), Series 2024-B, 5.00% 6/1/2049 (put 5/1/2032)	10,090	10,736
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 12/1/2051 (put 12/1/2031)	2,500	2,488
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 4), Series 2022-B-1, 5.00% 5/1/2053 (put 8/1/2028)	2,500	2,583
Southeast Energy Auth., Cooperative Dist. Energy Supply Rev. Bonds, Series 2024-C, 5.00% 11/1/2055 (put 11/1/2032)	4,975	5,292
Stadium Trace Village Improvement Dist., Dev. Incentive Anticipation Bonds, Series 2021, 3.625% 3/1/2036	1,145	1,030
Board of Trustees of the University of Alabama, General Rev. Bonds, Series 2019-C, 5.00% 7/1/2025	1,160	1,171
		113,092
Alaska 0.17%
Housing Fin. Corp., State Capital Project Bonds, Series 2015-A, 4.00% 12/1/2030 (preref. 6/15/2025)	1,500	1,506
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 1/1/2034	1,400	1,403
International Airport System, Rev. Ref. Bonds, Series 2021-C, AMT, 5.00% 10/1/2026	1,455	1,491
		4,400
Arizona 1.69%
City of Glendale, Senior Excise Tax Rev. and Ref. Obligations, Series 2024, 5.00% 7/1/2038	1,250	1,413
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2023-A, 5.00% 11/1/2028	950	1,003
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2021-A, 4.00% 11/1/2040	500	493
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2036	310	298
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 4.00% 7/1/2029[1]	165	163

45	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-A, 5.00% 7/1/2048	USD 750	$752
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Northern Nevada Project), Series 2022-A, 4.50% 7/15/2029[1]	1,500	1,445
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Aliante and Skye Canyon Campus Projects), Series 2021-A, 3.00% 12/15/2031[1]	210	193
Industrial Dev. Auth., Education Rev. Ref. Bonds (Doral Academy of Northern Nevada Project), Series 2021-A, 4.00% 7/15/2029[1]	200	199
Industrial Dev. Auth., Education Rev. Ref. Bonds (Doral Academy of Northern Nevada Project), Series 2021-A, 4.00% 7/15/2030[1]	200	199
Industrial Dev. Auth., Multi Family Housing (The Ranches at Gunsmoke Project), Series 2024, 5.00% 3/1/2058 (put 11/1/2026)	1,940	1,993
Industrial Dev. Auth., Multi Family Housing Rev. Bonds (The Acacia At Youngtown Phase II Project), Series 2024, 5.00% 11/1/2058 (put 7/1/2027)	3,885	3,996
Industrial Dev. Auth., Multi Family Housing Rev. Bonds (The Acacia At Youngtown Phase II Project), Series 2024, 5.00% 11/1/2058 (put 7/1/2027)	1,895	1,949
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class A, 3.625% 5/20/2033	1,131	1,072
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 3.50% 7/1/2044[1,2]	1,000	803
County of Maricopa, Industrial Dev. Auth., Facs. Rev. Bonds (Commercial Metals Co. Project), Series 2022, AMT, 4.00% 10/15/2047[1]	1,500	1,308
County of Maricopa, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Honor Health), Series 2024-D, 5.00% 12/1/2041	1,000	1,093
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2016-A, 5.00% 1/1/2038	1,750	1,786
County of Maricopa, Pollution Control Rev. Ref. Bonds (El Paso Electric Co. Palo Verde Project), Series 2009-A, 3.60% 2/1/2040	750	671
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Palo Verde Project), Series 2009-B, 3.60% 4/1/2040	2,140	1,914
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-A, 2.40% 6/1/2035	2,500	2,053
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-B, 2.40% 6/1/2035	5,845	4,800
City of Phoenix, Civic Improvement Corp., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2026	3,500	3,585
City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-B, 3.90% 11/15/2052[3]	1,810	1,810
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2028	1,035	1,065
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2034[1]	2,310	2,376
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2044[1]	1,500	1,495
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2054[1]	1,000	971
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2024-A, 5.00% 8/1/2042	1,000	1,099
Transportation Board, Highway Rev. and Rev. Ref. Bonds, Series 2023, 5.00% 7/1/2026	1,000	1,030
Board of Regents of the University of Arizona, System Rev. and Rev. Ref. Bonds, Series 2021-A, 5.00% 6/1/2043	1,000	1,071
Board of Regents of the University of Arizona, System Rev. Bonds, Series 2019-A, 5.00% 6/1/2042	1,000	1,051
		45,149
Arkansas 0.31%
Dev. Fin. Auth., Industrial Dev. Rev. Bonds (Big River Steel Project), Series 2019, AMT, 4.50% 9/1/2049[1]	8,655	8,367
California 9.17%
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	4,000	3,999
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-E-1, 5.00% 2/1/2054 (put 3/1/2031)	850	902
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	2,500	2,663
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-F, 5.50% 10/1/2054 (put 11/1/2030)	645	702

Capital Group Fixed Income ETF Trust	46

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-G, 5.25% 11/1/2054 (put 4/1/2030)	USD 1,000	$1,059
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-B, 5.00% 1/1/2055 (put 12/1/2032)	2,900	3,060
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-E, 5.00% 2/1/2055 (put 9/1/2032)	3,815	4,075
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-F, 5.00% 2/1/2055 (put 11/1/2032)	4,730	5,045
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-C, 5.00% 8/1/2055 (put 10/1/2032)	5,765	6,113
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-G, 5.00% 11/1/2055 (put 8/1/2032)	5,000	5,267
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-H, 5.00% 1/1/2056 (put 8/1/2033)	1,815	1,980
CSCDA Community Improvement Auth., Essential Housing Rev. Social Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-1, 3.00% 6/1/2047[1]	600	411
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Acacia On Santa Rosa Creek), Series 2021-B, 4.00% 10/1/2046[1]	1,000	784
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-1, 3.375% 7/1/2043[1]	450	363
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Parallel-Anaheim), Series 2021-A, 4.00% 8/1/2056[1]	2,715	2,378
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-1, 2.65% 12/1/2046[1]	1,020	783
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-1, 3.10% 7/1/2045[1]	500	421
Davis Joint Unified School Dist., G.O Bonds, 2018 Election, Series 2020, BAM insured, 3.00% 8/1/2034	750	711
East County Advanced Water Purification JT Powers Auth. Green Bonds, Series 2024-A-1, 3.125% 9/1/2026	5,000	4,998
Educational Facs. Auth., Rev. Bonds (Saint Mary’s College of California), Series 2023-A, 5.00% 10/1/2038	525	554
Escondido Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2028	500	447
City of Fairfield, Community Facs. Dist. No. 2023-1 (One Lake Planning Area 5), Improvement Area No. 1, Special Tax Bonds, Series 2024-A, 5.00% 9/1/2039	3,885	4,032
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2029	500	525
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2031	495	529
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023, Class ACA, 2.25% 9/25/2037	1,230	990
Fremont Unified School Dist., G.O. Bonds, 2014 Election, Series 2021-D, 3.00% 8/1/2033	1,600	1,547
G.O. Bonds, Series 2022, 4.00% 4/1/2032	1,000	1,132
G.O. Bonds., Series 2024, 5.00% 9/1/2041	2,000	2,245
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 4/1/2027	7,000	7,328
G.O. Rev. Ref. Bonds, Series 2023, 5.00% 9/1/2027	4,250	4,485
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 10/1/2027	6,500	6,871
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 12/1/2028	5,000	5,392
G.O. Rev. Ref. Bonds, Series 2020, 5.00% 11/1/2030	4,360	4,847
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 2032	500	566
G.O. Rev. Ref. Bonds, Series 2023, 5.00% 9/1/2032	1,000	1,137
G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 8/1/2033	2,000	2,003
G.O. Rev. Ref. Bonds, Series 2019, 3.00% 10/1/2037	500	469
Glendale Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-B, 0% 8/1/2041	2,150	1,082
Glendale Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-B, 0% 8/1/2032	500	379
Glendale Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-B, 0% 8/1/2036	1,000	637
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 6/1/2025 (escrowed to maturity)	3,000	2,961
Grossmont Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2008, 0% 8/1/2032	4,000	3,112
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2024-A, 5.25% 12/1/2040	750	822
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2021-A, 3.00% 8/15/2051	500	400
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2021-A, 3.00% 11/1/2038	635	581
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2038	430	452

47	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Housing Fin. Agcy., Municipal Certs., Series 2019-A-1, 4.25% 1/15/2035	USD 2,291	$2,337
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035	943	899
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	6,161	5,700
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class A, 4.375% 9/20/2036	1,778	1,820
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056[1]	500	490
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 9/1/2035	1,245	1,322
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 9/1/2031	1,890	1,967
City of Long Beach, Harbor Rev. Bonds, Series 2015-C, AMT, 5.00% 5/15/2026	720	724
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-D, AMT, 5.00% 5/15/2026	495	507
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/15/2037	1,000	1,030
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-F, AMT, 5.00% 5/15/2039	1,000	1,037
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-C, 5.00% 7/1/2042	1,000	1,103
City of Los Angeles, Harbor Dept., Rev. Ref. Green Bonds, Series 2024-A-2, AMT, 5.00% 8/1/2037	360	391
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2034	400	430
Los Angeles Community College Dist., G.O. Bonds, 2016 Election, Series 2022-C-1, 5.00% 8/1/2026	10,000	10,369
Monrovia Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 1997 Election, Series 2001-B, National insured, 0% 8/1/2032	750	574
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2036	180	182
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Gibson Drive Apartments Project), Series 2024-B, 3.75% 6/1/2028 (put 6/1/2027)	140	142
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2030	500	516
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2033	2,350	2,343
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-B, 4.65% 5/1/2030	265	267
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2023-A, AMT, 4.375% 9/1/2053 (put 9/1/2033)	1,250	1,280
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024-A, AMT, 3.875% 3/1/2054 (put 3/1/2034)	5,000	4,964
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019-A, AMT, 2.40% 10/1/2044 (put 10/1/2029)	1,865	1,739
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2024-A, AMT, 4.125% 11/1/2046 (put 3/3/2025)	725	725
Municipal Fin. Auth., Special Fac. Rev. Bonds (United Airlines, Inc. Los Angeles International Airport Project), Series 2019, AMT, 4.00% 7/15/2029	1,000	985
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-D, 5.00% 9/1/2039	1,000	1,042
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2026	1,795	1,848
Napa Valley Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2005-B, 0% 8/1/2026	3,755	3,575
Newport-Mesa Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2011, 0% 8/1/2033	700	529
Northern California Energy Auth. Commodity Supply Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2054 (put 8/1/2030)	4,000	4,222
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 8/1/2034	1,000	1,013
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.50% 8/15/2038	450	483
Palo Alto Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2008, 0% 8/1/2032	3,000	2,344
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2023, AMT, 4.125% 7/1/2043 (put 8/15/2024)[1]	1,460	1,460
Public Fin. Auth., Senior Living Rev. Bonds (The James), Series 2024-A, 5.875% 6/1/2039[1]	2,335	2,270
Public Works Board, Lease Rev. Bonds (Dept. of General Services, May Lee State Office Complex), Series 2024-A, 5.00% 4/1/2041	820	921
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2024-C, 5.00% 9/1/2034	1,500	1,741
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-C, 5.00% 9/1/2035	3,790	4,327
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-C, 5.00% 8/1/2036	1,785	1,976
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-B, 4.00% 5/1/2041	1,405	1,418
Rialto Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2022 Election, Series 2023, BAM insured, 0% 8/1/2028	115	102

Capital Group Fixed Income ETF Trust	48

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Rialto Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2022 Election, Series 2023, BAM insured, 0% 8/1/2029	USD 140	$120
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 4.50% 9/1/2044	215	212
City of Roseville, Creekview Community Facs. Dist. No. 1 (Public Facs.) Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2044	1,420	1,479
Rowland Unified School Dist., G.O. Bonds, 2006 Election, Capital Appreciation Bonds, Series 2009-B, 0% 8/1/2034	500	344
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 9/1/2028	1,000	1,011
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 9/1/2035	2,890	2,919
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2032	1,070	1,127
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2034	515	545
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 1, Special Tax Bonds, Series 2024, 5.00% 9/1/2040	1,920	2,027
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Capital Appreciation Bonds, 2008 Election, Series 2012-E, 0% 7/1/2034	750	540
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 5/1/2033	1,000	1,093
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2021-A-2, AMT, 5.00% 5/1/2036	6,985	7,430
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2024-A-2, AMT, 5.00% 5/1/2036	3,660	3,985
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2019-A-2, AMT, 5.00% 5/1/2044	500	511
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2023-A, 5.00% 9/1/2033[1]	800	864
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2023-A, 5.00% 9/1/2038[1]	710	752
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Shoreline Special Tax Bonds, Series 2023-C, 5.25% 9/1/2038[1]	875	944
San Francisco Community College Dist., G.O. Bonds, 2020 Election, Series 2020-A, 3.00% 6/15/2045	1,000	807
San Jacinto Unified School Dist., G.O. Bonds, 2016 Election, Series 2022, 4.00% 8/1/2043	1,105	1,120
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2041	1,500	1,517
City of San Jose, Multi Family Housing Rev. Bonds (Parkmoor), Series 2023-F-2, 5.00% 6/1/2027 (put 6/1/2026)	215	220
San Mateo Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006-B, National insured, 0% 9/1/2031	7,500	6,040
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 7/1/2046 (preref. 7/1/2025)[1]	1,960	1,991
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Vintage at Folsom), Series 2024-E-2, 5.00% 10/1/2028 (put 10/1/2027)	55	57
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-L, 5.00% 4/1/2038 (put 11/1/2029)	2,000	2,171
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 5.00% 5/15/2027	500	519
Stockton Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 8/1/2040	2,210	2,257
Stockton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2011-D, Assured Guaranty Municipal insured, 0% 8/1/2033	1,000	739
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2042	845	895
Township of Washington, Health Care Dist., 2012 Election, G.O. Bonds, Series 2013-A, 5.00% 8/1/2043	5,125	5,024
Regents of the University of California, General Rev. Bonds, Series 2024-BV, 5.00% 5/15/2041	5,500	6,263
Various Purpose G.O. Rev. Ref. Bonds, Series 2024, 5.00% 8/1/2029	5,080	5,540
Various Purpose G.O. Rev. Ref. Bonds, Series 2024, 5.00% 8/1/2032	5,650	6,418

49	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Vernon, Electric System Rev. Bonds, Series 2021-A, 5.00% 4/1/2025	USD 750	$753
West Contra Costa Unified School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-D-2, Assured Guaranty Municipal insured, 0% 8/1/2036	1,995	1,308
Whittier Union High School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2016, 0% 8/1/2032	750	572
		244,467
Colorado 3.40%
County of Adams, Buffalo Highlands Metropolitan Dist., Limited Tax G.O Rev. Ref. and Improvement Bonds, Series 2018-A, 5.25% 12/1/2038	628	625
County of Adams, The Village at Dry Creek Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2019, 4.375% 12/1/2044	500	489
Bridge and Tunnel Enterprise, Infrastructure Rev. Bonds, Series 2024-A, Assured Guaranty Municipal insured, 5.00% 12/1/2041	750	825
City of Brighton, Brighton Crossing Metropolitan Dist. No. 6, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2035	530	536
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Ref. and Improvement Bonds, Series 2024-A, 5.00% 12/1/2032	835	910
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2030	1,000	1,000
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2046	1,457	1,391
Certs. of Part., Series 2018-A, 5.00% 12/15/2026	1,870	1,943
Commerce City, Reunion Metropolitan Dist., Special Rev. Bonds, Series 2021-A, 3.625% 12/1/2044	703	530
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2028	1,250	1,314
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2033	12,390	13,387
City and County of Denver, Broadway Park North Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2040[1]	835	812
City and County of Denver, Certs. of Part. (Wellington E. Webb Municipal Office Building), Series 2023, 5.00% 12/1/2025	1,375	1,399
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2030	1,000	1,074
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2032	5,000	5,202
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2045	6,000	6,030
E-470 Public Highway Auth., Rev. Bonds, Series 2024-A, 5.00% 9/1/2040	1,395	1,554
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2004-A, National insured, 0% 9/1/2027	500	457
County of Eagle, The Village Metropolitan Dist., Special Rev. and Limited Property Tax Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2049	1,750	1,764
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.25% 4/1/2039[1]	1,500	1,549
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.50% 4/1/2044[1]	375	386
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-A, 5.00% 11/15/2041	6,000	6,073
Health Facs. Auth., Hospital Rev. Bonds (Sanford), Series 2019-A, 5.00% 11/1/2028	2,065	2,197
Health Facs. Auth., Hospital Rev. Ref. Bonds (Parkview Medical Center, Inc. Project), Series 2015-B, 5.00% 9/1/2029 (preref. 9/1/2025)	1,000	1,012
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-1, 4.00% 8/1/2039	1,095	1,070
Health Facs. Auth., Rev. Bonds (Sanford), Series 2019-A, 4.00% 11/1/2039	2,445	2,386
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 12/1/2035	1,100	1,101
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2018-A, 5.00% 12/1/2043	1,000	1,014
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 4.00% 1/1/2037	5,000	5,037
Housing and Fin. Auth., Multi Family Housing Rev. Bonds (Wintergreen Ridge Apartments Project), Series 2023, 4.00% 5/1/2041 (put 5/1/2025)	275	275
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-C, Class I, 4.25% 5/1/2049	2,075	2,085
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-H, Class I, 3.00% 11/1/2051	4,070	3,961
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 11/1/2051	4,695	4,605
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-I, Class III, 6.00% 5/1/2053	8,290	8,978
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 5.00% 12/1/2039	500	503
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2036	500	478

Capital Group Fixed Income ETF Trust	50

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2051	USD 2,700	$2,287
North Range Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2017-A, 5.625% 12/1/2037	625	626
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 7/15/2033	500	506
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 4.00% 12/1/2029	500	493
Talon Pointe Metropolitan Dist., G.O. Rev. Ref. and Improvement Bonds, Series 2019-A, 5.25% 12/1/2039	950	777
Regents of the University of Colorado, University Enterprise Rev. Ref. Bonds, Series 2017-A-2, 4.00% 6/1/2039	1,500	1,502
Town of Windsor, Great Western Metropolitan Dist. No. 5, Limited Tax G.O. Rev. Ref. Bonds, Series 2020, 4.75% 12/1/2050	500	456
		90,599
Connecticut 0.23%
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2031[1]	400	398
Health and Educational Facs. Auth., Rev. Bonds (Connecticut Children’s Medical Center Issue), Series 2023-E, 5.00% 7/15/2038	555	594
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2024-B, AMT, 4.125% 11/15/2040	770	755
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-E-1, 4.25% 5/15/2042	255	256
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-A-1, 3.50% 11/15/2051	1,905	1,877
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 5.75% 2/1/2025[1]	500	500
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 6.25% 2/1/2030[1]	1,000	1,011
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-A, 6.75% 2/1/2045[1]	308	310
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2039[1]	500	503
		6,204
Delaware 0.04%
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 4.00% 8/1/2029	340	334
G.O. Bonds, Series 2021, 2.00% 2/1/2036	1,000	785
		1,119
District of Columbia 1.73%
G.O. Bonds, Series 2024-A, 5.00% 8/1/2032	1,250	1,419
G.O. Rev. Ref. Bonds, Series 2024-B, 5.00% 8/1/2034	3,000	3,464
Hospital Rev. Ref. Bonds (Children’s Hospital Obligated Group Issue), Series 2015, 5.00% 7/15/2025	1,000	1,010
Hospital Rev. Ref. Bonds (Children’s Hospital Obligated Group Issue), Series 2015, 5.00% 7/15/2044	1,000	1,007
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (The Edmonson), Series 2024, 5.00% 12/1/2028 (put 12/1/2027)	1,000	1,039
Income Tax Secured Rev. Bonds, Series 2020-C, 5.00% 5/1/2037	980	1,060
Metropolitan Area Transit Auth., Dedicated Rev. Bonds, Series 2020-A, 4.00% 7/15/2020	750	754
Metropolitan Area Transit Auth., Dedicated Rev. Bonds, Series 2020-A, 5.00% 7/15/2045	1,500	1,573
Metropolitan Area Transit Auth., Dedicated Rev. Green Bonds, Series 2021-A, 4.00% 7/15/2034	1,030	1,070
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 10/1/2025	1,080	1,091
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 10/1/2028	5,000	5,248
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, AMT, 5.00% 10/1/2027	1,910	1,984
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2030	1,155	1,238
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 10/1/2031	4,270	4,550

51	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
District of Columbia (continued)
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 10/1/2032	USD 1,000	$1,018
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2033	6,275	6,797
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 10/1/2035	1,000	1,014
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2023-A, AMT, 5.25% 10/1/2043	1,000	1,068
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2041	1,000	1,003
Water and Sewer Auth., Public Utility Rev. Ref. Bonds, Series 2024-A, 5.00% 10/1/2038	5,000	5,666
Water and Sewer Auth., Public Utility Sub Lien Rev. Ref. Bonds, Series 2014-C, 4.00% 10/1/2041	3,045	2,911
		45,984
Florida 4.21%
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2030	435	452
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2031	460	478
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Pinnacle 441 Phase 2), Series 2023, 4.05% 9/1/2056 (put 3/1/2026)	480	483
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Tequesta Reserve), Series 2024, 3.15% 3/1/2028 (put 3/1/2027)	865	857
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 4.375% 6/15/2027[1]	380	376
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 4.00% 10/15/2029[1]	400	397
Capital Trust Agcy., Senior Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 3.375% 7/1/2031[1]	480	460
Capital Trust Auth., Charter School Rev. Bonds (Mason Classical Academy Project), Series 2024-A, 5.00% 6/1/2039[1]	2,010	2,033
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Plato Academy Schools Project), Series 2024-A, 5.00% 12/15/2044	950	940
Central Florida Expressway Auth., Rev. Bonds, Series 2019-B, 5.00% 7/1/2030	1,425	1,539
Counties of Charlotte and Lee, Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2024, 5.00% 5/1/2044[1]	220	218
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Classical Academy), Series 2024-A, 5.00% 6/1/2034[1]	595	609
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2035	1,000	1,014
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2036	1,325	1,341
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Renaissance Charter School, Inc. Projects), Series 2023-A, 6.50% 6/15/2038[1]	1,000	1,103
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 5.00% 9/15/2040[1]	375	363
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (GFL Solid Waste Southeast LLC Project), Series 2024-A, AMT, 4.375% 10/1/2054 (put 10/1/2031)[1]	8,190	8,173
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2019, AMT, 5.00% 5/1/2029[1]	500	508
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2021, AMT, 3.00% 6/1/2032	5,000	4,526
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023, AMT, 6.125% 7/1/2032 (put 7/1/2026)[1]	1,000	1,023
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 10/1/2028	5,000	5,248
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 202-A, AMT, 5.00% 10/1/2029	1,350	1,432
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2032	680	726
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2034	715	766
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2044	150	155
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2024-B, AMT, 5.00% 10/1/2029	2,870	3,045
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2024-B, AMT, 5.00% 10/1/2031	8,420	9,078
Hobe-St. Lucie Conservancy Dist., Improvement Bonds (Unit of Dev. No. 1A), Series 2024, 4.75% 5/1/2031	590	602
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 7/1/2049	245	245
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 1/1/2050	2,435	2,443
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-3, 5.75% 1/1/2054	1,035	1,114
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-5, 6.25% 1/1/2054	1,895	2,082
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-1, 5.25% 7/1/2054	1,470	1,528
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-3, 6.25% 1/1/2055	1,185	1,294
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-5, 6.25% 1/1/2055	145	159

Capital Group Fixed Income ETF Trust	52

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-1, 6.25% 7/1/2055	USD 975	$1,079
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 10/1/2028	3,040	3,191
JEA, Electric System Rev. Bonds, Series 2024-A-3, 5.00% 10/1/2032	3,125	3,538
JEA, Electric System Rev. Bonds, Series 2024-A-3, 5.00% 10/1/2033	2,390	2,732
JEA, Electric System Rev. Bonds, Series 2024-A-3, 5.00% 10/1/2034	1,240	1,427
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Indigo Expansion Area Project), Series 2019, 3.75% 5/1/2039[1]	570	530
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Northeast Sector Project - Phase 2B), Series 2020, 3.75% 5/1/2040[1]	485	435
County of Lee, Airport Rev. Bonds, Series 2024, AMT, 5.25% 10/1/2041	1,635	1,774
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Lee Health System, Inc.), Series 2019-A-1, 4.00% 4/1/2037	2,500	2,496
LT Ranch Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019, 4.00% 5/1/2040	1,410	1,313
LT Ranch Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019, 4.00% 5/1/2050	2,000	1,696
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2045	1,000	991
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 5/1/2029	620	620
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2028	2,250	2,353
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2032	10,000	10,798
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2017-B, AMT, 5.00% 10/1/2040	5,000	5,065
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Cutler Vista), Series 2023, 5.00% 3/1/2027 (put 9/1/2025)	555	560
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Emerald Dunes), Series 2023-B, 4.05% 9/1/2026 (put 9/1/2025)	500	502
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.25% 5/1/2026	1,075	1,058
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.125% 5/1/2041	330	293
Municipal Loan Council, Capital Improvement Rev. Bonds (Shingle Creek Transit and Utility Community Dev. Dist. Series), Series 2024, AMT, 5.15% 5/1/2044	140	139
Municipal Power Agcy., Rev. Ref. Bonds (St. Lucie Project), Series 2021-B, 5.00% 10/1/2030	1,435	1,524
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2028	1,250	1,260
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2024-B, 5.00% 10/1/2036	1,585	1,809
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 9/1/2044	2,980	2,980
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2022-B, 3.25% 5/1/2040	500	419
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-B-3, 4.25% 1/1/2030[1]	495	495
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-B-2, 4.50% 1/1/2030[1]	440	440
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2024-B-1, 4.625% 1/1/2030[1]	375	375
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 3.75% 5/1/2029[1]	370	368
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 4.00% 5/1/2034[1]	540	536
City of Wildwood, Village Community Dev. Dist. No. 12, Special Assessment Rev. Bonds, Series 2018, 4.25% 5/1/2043	2,620	2,544
		112,150
Georgia 3.17%
Athens Housing Auth. Rev. Bonds, (University of Georgia Project - Ugaref Lumpkin Street Housing Phase I, LLC), Series 2024, 5.00% 6/15/2038	1,245	1,381
City of Atlanta, Airport General Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2031	1,000	1,053
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2023-G, AMT, 5.00% 7/1/2026	355	362
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2023-G, AMT, 5.00% 7/1/2028	1,000	1,047
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-C, 5.00% 7/1/2038	3,000	3,188
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-D, AMT, 4.00% 7/1/2040	500	486
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2024, 5.00% 11/1/2032	4,150	4,706
Augusta Dev. Auth., Rev. Bonds (AU Health System, Inc. Project), Series 2018, 4.00% 7/1/2038	460	460

53	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2012-2, 3.30% 12/1/2049 (put 8/21/2029)	USD 515	$512
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 5.00% 3/1/2032	1,000	1,058
County of Douglas, Housing Auth., Multi Family Housing Rev. Bonds (Astoria At Crystal Lake Project), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	420	437
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2033	765	836
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2034	750	822
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2035	810	884
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2042	1,255	1,330
G.O. Bonds, Series 2022-A, 5.00% 7/1/2036	575	647
City of Griffin, Housing Auth., Multi Family Housing Rev. Bonds (Northside Hills Apartments Project), Series 2024, 5.00% 5/1/2028 (put 11/1/2027)	8,550	8,893
City of Lawrenceville, Housing Auth., Multi Family Housing Rev. Bonds (Applewood Towers Project), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	312	325
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2028	1,000	1,057
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-C, 4.00% 5/1/2052 (put 12/1/2028)	2,695	2,708
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 7/1/2052 (put 9/1/2027)	2,750	2,770
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2022-C, 4.00% 8/1/2052 (put 11/1/2027)[1]	3,000	2,966
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-B, 5.00% 7/1/2053 (put 3/1/2030)	3,615	3,805
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-C, 5.00% 9/1/2053 (put 12/1/2029)	4,045	4,266
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-D, 5.00% 4/1/2054 (put 4/1/2031)	6,955	7,391
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-A, 5.00% 5/1/2054 (put 9/1/2031)	2,500	2,652
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-B, 5.00% 12/1/2054 (put 3/1/2032)	7,840	8,347
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-C, 5.00% 12/1/2054 (put 12/1/2031)	2,915	3,083
Municipal Electric Auth., General Resolution Projects Bonds, Series 2024-A, 5.00% 1/1/2033	1,250	1,396
Municipal Electric Auth., Project One Bonds, Series 2020-A, 5.00% 1/1/2027	620	642
Municipal Electric Auth., Project One Bonds, Series 2024-A, 5.00% 1/1/2033	3,750	4,189
Municipal Electric Auth., Project One Bonds, Series 2020-A, 5.00% 1/1/2034	2,330	2,528
Municipal Electric Auth., Project One Rev. Bonds, Series 2015-A, 5.00% 1/1/2035	4,415	4,415
Private Colleges and Universities Auth., Rev. Bonds (Emory University), Series 2022-A, 5.00% 9/1/2032	500	566
County of Rockdale, Rev. Ref. Bonds (Pratt Paper (GA), LLC Project), Series 2018, AMT, 4.00% 1/1/2038[1]	3,500	3,363
		84,571
Guam 0.17%
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2029	2,250	2,351
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2036	1,200	1,167
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2046	1,000	1,000
		4,518
Hawaii 0.58%
Airports System Rev. Bonds, Series 2018-A, AMT, 5.00% 7/1/2029	500	521
Airports System Rev. Bonds, Series 2020-A, AMT, 4.00% 7/1/2035	500	497
Airports System Rev. Bonds, Series 2018-A, AMT, 5.00% 7/1/2035	1,965	2,027
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2017-B, AMT, 4.00% 3/1/2037	1,500	1,347
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2019, 3.20% 7/1/2039	1,700	1,390
G.O. Bonds, Series 2016-FG, 4.00% 10/1/2033	2,000	2,013
Harbor System Rev. Bonds, Series 2020-A, AMT, 5.00% 7/1/2028	1,000	1,047
City and County of Honolulu, G.O. Bonds (Honolulu Rail Transit Project), Series 2023-C, 3.00% 7/1/2034	1,030	997
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2025-A, 5.00% 7/1/2036	2,190	2,480
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2015-A, 5.00% 7/1/2045 (preref. 7/1/2025)	3,000	3,029
		15,348

Capital Group Fixed Income ETF Trust	54

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Idaho 0.27%
Building Auth., Sales Tax Rev. Education Bonds (School Modernization Facs. Fund), Series 2024-A, 5.00% 6/1/2032	USD 3,305	$3,736
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2023-C, 5.75% 1/1/2053	2,635	2,840
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2024-A, 6.00% 7/1/2054	635	695
		7,271
Illinois 8.50%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2021-A, 3.00% 6/15/2032	500	461
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2024-B, 5.00% 6/15/2035	5,000	5,527
City of Chicago, Board of Education, Capital Improvement Tax Bonds (Dedicated Rev.), Series 2023, 5.25% 4/1/2036	250	272
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2033	1,350	1,386
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2037	1,000	1,015
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2040	1,500	1,511
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-D, 5.00% 12/1/2046	4,000	3,922
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 12/1/2026	1,250	1,267
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2028	1,500	1,567
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2030	500	510
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2035	1,250	1,264
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2037	14,000	12,931
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2041	8,000	7,058
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047	500	417
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2027	1,040	924
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 1/1/2028	1,130	1,169
City of Chicago, G.O Bonds (City Colleges of Chicago Capital Improvement Project), Capital Appreciation Bonds, Series 1999, National insured, 0% 1/1/2026 (escrowed to maturity)	500	484
City of Chicago, G.O. Bonds, Series 2021-A, 4.00% 1/1/2035	500	491
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2026	1,500	1,518
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2027	800	819
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2024-C, AMT, 5.00% 1/1/2028	7,000	7,264
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 12/1/2025	750	723
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2031	240	179
City of Chicago, Transit Auth., Capital Grant Receipts Rev. Ref. Bonds (Federal Transit Administration Section 5337 State of Good Repair Formula Funds), Series 2017, 5.00% 6/1/2026	775	793
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 1/1/2025	1,000	1,000
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2025	1,055	1,055
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 1/1/2029	1,275	1,367
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-B, BAM insured, 5.00% 1/1/2035	1,480	1,662
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 1/1/2036	1,000	1,093
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 1/1/2037	3,025	3,291
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-B, BAM insured, 5.00% 1/1/2037	1,850	2,060
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, BAM insured, 5.00% 1/1/2041	400	436
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 1/1/2026	1,000	966
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2028	1,000	1,029
City of Chicago, Water Rev. Bonds, Series 2024-A, 5.00% 11/1/2032	2,000	2,224
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 11/1/2028	2,000	2,092
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 11/1/2039	4,900	5,247

55	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.25% 6/1/2025	USD 3,300	$3,329
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A, 4.00% 11/1/2030	335	338
Fin. Auth., Rev. Bonds (CenterPointJoliet Terminal 2020), Series 2024, AMT, 4.125% 12/1/2050 (put 12/31/2034)[1]	5,000	4,949
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2046	2,000	2,015
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 8/15/2037	2,000	1,999
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 4.00% 11/15/2033	1,000	976
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-B-2, 5.00% 5/15/2050 (put 11/15/2026)	2,000	2,034
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 11/15/2026	1,000	1,005
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 4.00% 11/15/2039	500	473
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 5.00% 8/15/2025	1,485	1,499
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 5.00% 2033	2,000	2,174
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 4.00% 8/15/2038	1,000	978
Fin. Auth., Rev. Bonds (University of Chicago), Series 2024-A, 5.25% 4/1/2042	750	835
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 7/1/2038	2,500	2,507
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2035	500	503
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2045	7,000	7,007
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 8/15/2044	7,350	7,366
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2023, AMT, 4.60% 10/1/2053 (put 10/1/2026)	1,565	1,578
Fin. Auth., Solid Waste Disposal Rev. Green Bonds (LRS Holdings, LLC Project), Series 2023-A, AMT, 7.25% 9/1/2052 (put 9/1/2030)[1]	500	554
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2047	665	560
G.O. Bonds, Series 2020-B, 5.00% 10/1/2025	9,595	9,707
G.O. Bonds, Series 2020-D, 5.00% 10/1/2025	5,520	5,584
G.O. Bonds, Series 2014, 5.00% 5/1/2026	1,000	1,001
G.O. Bonds, Series 2021-A, 5.00% 3/1/2028	2,500	2,625
G.O. Bonds, Series 2021-A, 5.00% 3/1/2029	1,500	1,594
G.O. Bonds, Series 2021-A, 5.00% 3/1/2032	2,030	2,205
G.O. Bonds, Series 2024-B, 5.25% 5/1/2042	1,000	1,088
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2/1/2028	3,000	3,097
G.O. Rev. Ref. Bonds, Series 2023-D, 5.00% 7/1/2028	1,075	1,135
G.O. Rev. Ref. Bonds, Series 2024, 5.00% 2/1/2031	2,755	2,997
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2018-A-1, 4.00% 8/1/2048	1,460	1,462
Housing Dev. Auth., Multi Family Housing Rev. Bonds (6900 Crandon), Series 2023, 5.00% 2/1/2027 (put 2/1/2026)	700	712
Housing Dev. Auth., Multi Family Housing Rev. Bonds (South Shore HHDC), Series 2023, 5.00% 2/1/2027 (put 2/1/2026)	650	660
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Walden Oaks), Series 2024, 5.00% 10/1/2027 (put 10/1/2026)	1,050	1,077
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051	5,985	5,833
Housing Dev. Auth., Rev. Bonds, Series 2022-A, 3.50% 4/1/2052	760	749
Housing Dev. Auth., Rev. Bonds, Series 2023-N, 6.25% 4/1/2054	975	1,057
Housing Dev. Auth., Rev. Bonds, Series 2024-I, 6.00% 10/1/2055	3,305	3,644
Housing Dev. Auth., Rev. Bonds, Series 2024-E, 6.25% 10/1/2055	3,140	3,439
Housing Dev. Auth., Rev. Social Bonds, Series 2024-C, 6.25% 10/1/2054	1,405	1,560
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 1994, National insured, 0% 6/15/2028	1,055	936
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, Assured Guaranty Municipal insured, 0% 6/15/2030	1,055	877
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2032	925	707
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2020-B, 5.00% 6/15/2042	4,125	4,306
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2029	2,000	1,683
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Capital Appreciation Bonds, National insured, Series 2002-A, 0% 12/15/2030	1,000	812
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 5.00% 12/15/2035	1,980	2,196
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 5.00% 12/15/2036	540	596

Capital Group Fixed Income ETF Trust	56

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 5.00% 12/15/2037	USD 1,090	$1,197
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 5.00% 12/15/2038	800	875
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 6/15/2027	1,040	958
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, 5.00% 1/1/2029	1,375	1,465
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-C, 5.00% 1/1/2029	3,220	3,442
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2037	7,065	7,860
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, BAM insured, 5.00% 6/15/2029	665	706
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2032	2,580	2,643
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2023-A, 5.00% 1/1/2042	3,250	3,541
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2016-A, 5.00% 12/1/2032	11,280	11,462
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2037	4,680	5,260
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2038	3,855	4,314
		226,735
Indiana 2.04%
Fin. Auth., Environmental Improvement Rev. Ref. Bonds (U.S. Steel Corp. Project), Series 2021-A, 4.125% 12/1/2026	2,450	2,449
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health), Series 2023-B-1, 5.00% 10/1/2062 (put 7/1/2028)	6,210	6,567
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2024-A, 5.50% 9/15/2039	1,025	1,096
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 11/1/2030	655	620
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 4.25% 11/1/2030	1,000	1,019
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-A, 3.00% 11/1/2030	1,000	947
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2028	1,100	1,138
Fin. Auth., Student Housing Rev. Bonds (SFP-PUFW I, LLC - Student Housing Project), Series 2024-A, 4.25% 7/1/2044	2,000	1,858
City of Franklin, Econ. Dev. Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-B, 5.00% 7/1/2027	400	416
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 1/1/2049	765	762
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A-1, 5.75% 7/1/2053	400	421
Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2016-A, 5.00% 1/1/2042	14,535	14,759
City of Valparaiso, Exempt Facs. Rev. Ref. Bonds (Pratt Paper (IN), LLC Project), Series 2024, AMT, 4.50% 1/1/2034[1]	1,025	1,039
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2015, AMT, 4.40% 11/1/2045 (put 6/10/2031)	2,750	2,799
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2016-A, AMT, 4.40% 3/1/2046 (put 6/10/2031)	250	254
City of Whiting, Environmental Facs. Rev. Ref. Bonds (BP Products North America, Inc. Project), Series 2019-A, AMT, 5.00% 12/1/2044 (put 6/15/2026)	18,000	18,239
		54,383
Iowa 0.38%
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 4.00% 12/1/2050 (put 12/1/2032)	2,000	2,136
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050 (put 12/1/2042)	1,000	1,138
Fin. Auth., Multi Family Housing Rev. Bonds (AHEPA 192-IV Apartments Projects), Series 2023, 5.00% 11/1/2026 (put 11/1/2025)	650	658
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2024-A, 5.00% 5/15/2044	3,100	3,125
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)	1,500	1,524
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 12/1/2029	350	365
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2029	250	261
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 4.00% 6/1/2038	1,000	990
		10,197

57	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Kansas 0.02%
Dev. Fin. Auth., Hospital Rev. Bonds (Advent Health Obligated Group), Series 2021-B, 5.00% 11/15/2054 (put 11/15/2028)	USD 500	$531
Kentucky 1.14%
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2/1/2040	500	502
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 3.70% 1/1/2032[1]	3,535	3,471
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 4.45% 1/1/2042[1]	1,525	1,493
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2019-A-1, AMT, 5.00% 6/1/2029	500	517
Housing Corp., Multi Family Housing Rev. Bonds (Beecher Terrace Phase IV Project), Series 2023, 5.00% 9/1/2043 (put 9/1/2026)	1,790	1,823
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	600	663
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-C, 6.25% 1/1/2055	240	262
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-E, 6.25% 7/1/2055	1,245	1,369
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2033	3,000	3,056
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-C-1, 4.00% 2/1/2050 (put 2/1/2028)	500	501
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-1, 4.00% 8/1/2052 (put 8/1/2030)	500	498
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2023-A-1, 5.25% 4/1/2054 (put 2/1/2032)	5,050	5,440
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2055 (put 8/1/2032)	2,005	2,137
State Property and Buildings Commission, Rev. Bonds (Project No. 119), Series 2018, 5.00% 5/1/2025	1,015	1,021
County of Trimble, Environmental Facs. Rev. Bonds (Louisville Gas and Electric Co. Project), Series 2023-A, AMT, 4.70% 6/1/2054 (put 6/1/2027)[2]	1,000	1,016
Turnpike Auth., Econ. Dev. Road Rev. Ref. Bonds (Revitalization Projects), Series 2024-A, 5.00% 7/1/2030	4,000	4,409
Turnpike Auth., Econ. Dev. Road Rev. Ref. Bonds (Revitalization Projects), Series 2022-A, 5.00% 7/1/2031	2,000	2,233
		30,411
Louisiana 0.54%
Aviation Board, General Airport Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 1/1/2034	1,135	1,226
Housing Corp., Multi Family Housing Rev. Bonds (Arbours at Acadiana Project), Series 2024, 5.00% 4/1/2028 (put 4/1/2027)	800	828
Housing Corp., Multi Family Housing Rev. Bonds (Deerwood Apartments Project), Series 2024, 4.00% 1/1/2043 (put 7/1/2027)	1,000	1,008
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2023-A, 5.75% 6/1/2054	380	407
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Louisiana Insurance Guaranty Assn. Project), Series 2022-B, 5.00% 8/15/2027	1,000	1,039
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Christwood Project), Series 2024, 5.00% 11/15/2037[1]	400	410
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2023, 5.00% 2/1/2041	400	427
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-B, 2.50% 4/1/2036	1,300	1,069
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2031	1,300	1,419
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2035	1,400	1,546
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2036	1,250	1,376
Public Facs. Auth., Hospital Rev. Bonds (Louisiana Children’s Medical Center Project), Series 2015-A-3, 5.00% 6/1/2045 (put 6/1/2028)	365	380
Public Facs. Auth., Rev. Ref. Bonds (Lake Charles Academy Foundation Project), Series 2024-A, 5.00% 12/15/2044[1]	1,635	1,671
Public Facs. Auth., Solid Waste Disposal Fac. Rev. Bonds (Elementus Materials, LLC Project), Series 2023, AMT, 5.00% 1/1/2043 (put 11/1/2025)[1]	1,135	1,143
Public Facs. Auth., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023, AMT, 6.75% 10/1/2053 (put 10/1/2028)[1]	500	542
		14,491

Capital Group Fixed Income ETF Trust	58

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Maine 0.13%
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2015-R-2, AMT, 4.375% 8/1/2035 (put 8/1/2025)[1]	USD 1,500	$1,501
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2015, AMT, 5.125% 8/1/2035 (put 8/1/2025)[1]	500	502
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2024, AMT, 4.625% 12/1/2047 (put 6/1/2035)[1]	470	471
Turnpike Auth., Turnpike Rev. Bonds, Series 2020, 3.00% 7/1/2040	1,000	878
		3,352
Maryland 0.92%
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2029	500	505
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 9/1/2051	8,243	8,053
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2023-A, 5.50% 9/1/2053	1,040	1,108
G.O. Bonds, State and Local Facs. Loan of 2024, Series 2024-A-1, 5.00% 6/1/2035	2,000	2,303
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2030	690	715
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2038	240	248
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.25% 6/1/2036	1,365	1,466
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.25% 6/1/2043	2,000	2,081
County of Montgomery, Rev. Ref. Bonds (Dept. of Liquor Control), Series 2019-A, 4.00% 6/15/2037	750	761
Dept. of Transportation, Consolidated Transportation Bonds, Series 2021-A, 2.00% 10/1/2034	735	608
Transportation Auth., Transportation Facs. Projects Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2038	1,465	1,660
University System of Maryland, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2021-A, 4.00% 4/1/2040	5,000	5,037
		24,545
Massachusetts 0.44%
Clean Water Trust, Revolving Fund Rev. Ref. Green Bonds, Series 2023-2B, 5.00% 2/1/2040	1,000	1,114
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham, Inc.), Series 2020-A-2, 4.00% 7/1/2041	1,000	981
Dev. Fin. Agcy., Rev. Bonds (Partners Healthcare System Issue), Series 2017-S, 4.00% 7/1/2035	500	503
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2026	500	510
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-M, AMT, 5.00% 7/1/2027	1,000	1,028
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.25% 7/1/2032	80	79
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2023-B, AMT, 4.25% 7/1/2044	235	228
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 223, 3.00% 6/1/2047	4,085	3,994
Massachusetts Bay Transportation Auth., Sales Tax Rev. Bonds, Series 2021, 4.00% 5/1/2025	3,380	3,388
		11,825
Michigan 1.36%
Building Auth., Rev. and Rev. Ref. Bonds (Facs. Program), Series 2024-II, 5.00% 10/15/2025	1,000	1,016
Building Auth., Rev. Bonds (Facs. Program), Series 2021-I, 4.00% 10/15/2041	500	501
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2030	1,300	1,356
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 4/1/2046	1,000	1,025
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-A, 5.00% 12/1/2041	500	524
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 5.00% 6/1/2033	500	532
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 4.00% 6/1/2035	1,000	1,002
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2025	3,000	3,030
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 7/1/2029	2,000	2,161
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2048	1,905	1,905
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052	6,025	5,877
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A, 5.50% 12/1/2053	1,205	1,285
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-B, 5.75% 6/1/2054	990	1,050
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054	1,865	2,012
City of Lansing, Board of Water and Light, Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2036	2,830	3,199
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2/15/2031	1,460	1,565
Roseville Community Schools, G.O. Rev. Ref. Bonds, Series 2015, 5.00% 5/1/2032 (preref. 5/1/2025)	410	413
State Building Auth., Rev and Rev. Ref. Bonds, Series 2020-I, 5.00% 10/15/2029	1,040	1,133
Strategic Fund, Exempt Facs. Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 0.58% 8/1/2027	1,000	1,001

59	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan (continued)
Strategic Fund, Limited Obligation Rev. and Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2034	USD 1,000	$1,016
Strategic Fund, Limited Obligation Rev. Bonds (I-75 Improvement Project), Series 2018, AMT, 5.00% 12/31/2028	550	570
Strategic Fund, Limited Obligation Rev. Green Bonds (Graphic Packaging International, LLC Coated Recycled Board Machine Project), Series 2021, AMT, 4.00% 10/1/2061 (put 10/1/2026)	1,375	1,372
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 12/1/2025	2,800	2,838
		36,383
Minnesota 0.77%
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2023, AMT, 4.00% 11/1/2042	1,090	1,035
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-E, 1.90% 7/1/2029	735	660
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-I, 3.00% 1/1/2051	1,415	1,387
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-H, 3.00% 7/1/2052	1,275	1,245
City of Minneapolis, Health Care System Rev. Bonds (Allina Health System), Series 2023-A, 5.00% 11/15/2052 (put 11/15/2028)	2,000	2,112
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Bonds, Series 2024-B, AMT, 5.00% 1/1/2038	5,000	5,318
Various Purpose G.O. Bonds, Series 2024-A, 5.00% 8/1/2036	3,000	3,448
Various Purpose G.O. Bonds, Series 2024-A, 5.00% 8/1/2037	2,800	3,208
Various Purpose G.O. Rev. Ref. Bonds, Series 2023-D, 5.00% 8/1/2033	1,735	2,001
		20,414
Mississippi 0.25%
Home Corp., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 6/1/2051	370	361
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016, 5.00% 9/1/2036	1,255	1,266
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 9/1/2046	5,135	5,139
		6,766
Missouri 1.13%
County of Cape Girardeau, Industrial Dev. Auth., Tax Increment and Special Dist. Rev. Bonds (Westpark Mall Redev. Project), Series 2024, 5.50% 5/1/2044[1]	500	485
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2021, 4.00% 8/1/2029	385	379
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-A, 4.00% 7/1/2035	1,315	1,349
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2021, 4.00% 2/1/2032	1,100	1,107
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2046	1,465	1,467
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-C, 3.50% 11/1/2050	370	367
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-B, 5.50% 5/1/2053	1,185	1,264
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-E, 6.50% 5/1/2054	975	1,085
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-A, 5.75% 5/1/2055	10,395	11,172
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-C, 6.00% 5/1/2055	1,295	1,421
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-E, 6.00% 5/1/2055	7,835	8,625
City of Kansas City, Industrial Dev. Auth., Econ. Activity Tax Rev. Bonds (Historic Northeast Redev. Plan), Series 2024-A-1, 5.00% 6/1/2046[1]	425	425
City of Kansas City, Planned Industrial Expansion Auth., Multi Family Housing Rev. Bonds (The Depot on Old Santa Fe), Series 2023, 5.00% 7/1/2045 (put 7/1/2027)	750	772
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-B-2, 4.325% 8/15/2047	75	75
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-B-1, 4.825% 8/15/2047	35	35
		30,028

Capital Group Fixed Income ETF Trust	60

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Montana 0.34%
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project), Series 2010-A, 3.875% 10/1/2032	USD 1,500	$1,495
City of Forsyth, Pollution Control Rev. Ref. Bonds (Northwestern Corp. Colstrip Project), Series 2023, 3.875% 7/1/2028	2,650	2,678
Board of Housing, Multi Family Housing Rev. Bonds (Twin Creek 4 Apartments Project), Series 2024, 5.00% 9/1/2028 (put 9/1/2027)	382	397
Board of Housing, Single Family Mortgage Bonds, Series 2020-C, 3.00% 12/1/2050	2,890	2,829
Board of Housing, Single Family Mortgage Bonds, Series 2024-B, 5.75% 6/1/2055	1,640	1,770
		9,169
Nebraska 0.51%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2019, 4.00% 12/1/2049 (put 8/1/2025)	1,000	1,001
Educational, Health, Cultural, and Social Sciences Fin. Auth., Rev. Bonds (Immanuel Retirement Communities Obligated Group), Series 2019-A, 4.00% 1/1/2044	3,020	2,820
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-A, 2.35% 9/1/2035	500	406
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 9/1/2048	2,000	2,001
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019, AMT, 3.75% 9/1/2049	960	954
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-C, 3.00% 9/1/2050	5,135	5,025
City of Omaha Airport Auth., Airport Facs. Rev. Bonds, Series 2024, AMT, 5.00% 12/15/2035	1,250	1,359
		13,566
Nevada 1.08%
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 4.50% 12/15/2029[1]	380	381
Dept. of Business and Industry, Rev. Bonds (Brightline West Passenger Rail Project), Series 2020-A-4, AMT, 8.125% 1/1/2050 (put 8/15/2025)	2,015	2,072
County of Clark, Airport System Rev. Notes, Series 2021-B, AMT, 5.00% 7/1/2025	1,035	1,042
County of Clark, Limited Tax G.O. Park Improvement Bonds, Series 2018, 5.00% 12/1/2031	600	642
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2033	515	544
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2043	1,500	1,551
Highway Rev. Improvement and Rev. Ref. Bonds (Motor Vehicle Fuel Tax), Series 2016, 5.00% 12/1/2025	2,000	2,037
Housing Division, Multi Unit Housing Rev. Bonds (Carville Park Apartments), Series 2024, 5.00% 7/1/2028 (put 7/1/2027)	365	378
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 4.50% 12/1/2031	775	791
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.50% 6/1/2038	375	392
City of Las Vegas, Special Improvement Dist. No. 612 (Skye Hills), Local Improvement Bonds, Series 2020, 3.75% 6/1/2042	945	773
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.125% 6/1/2046	470	351
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2022-B, 5.00% 7/1/2032	2,000	2,230
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2023-A, 5.00% 7/1/2037	800	886
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2023-A, 5.00% 7/1/2038	350	386
Las Vegas Convention and Visitors Auth., Convention Center Expansion Rev. Bonds, Series 2018-B, 5.00% 7/1/2043	5,000	5,164
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 6/1/2036	1,700	1,737
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement Bonds, Series 2022-A, 4.00% 6/1/2035	500	515
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2015-C, 5.00% 9/15/2027	4,110	4,163
City of North Las Vegas, Special Improvement Dist. No. 65 (Northern Beltway Commercial Area), Local Improvement Bonds, Series 2017, 4.00% 12/1/2027[1]	300	298
Reno-Tahoe Airport Auth., Rev. Bonds, Series 2024-A, AMT, 5.00% 7/1/2030	1,095	1,161
Reno-Tahoe Airport Auth., Rev. Bonds, Series 2024-A, AMT, 5.00% 7/1/2031	875	936
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 5.00% 6/1/2039	435	445
		28,875

61	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Hampshire 2.02%
Health and Education Facs. Auth., Education Loan Rev. Bonds (Granite Edvance Corp. Issue), Series 2024-B, AMT, 4.00% 11/1/2044	USD 265	$248
Health and Education Facs. Auth., Education Loan Rev. Bonds (New Hampshire Higher Education Loan Corp. Issue), Series 2023-B, AMT, 5.00% 11/1/2043	510	523
Housing Fin. Auth., Single Family Mortgage Acquisition Rev. Bonds, Series 2024-E, 6.25% 7/1/2055	3,345	3,738
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2055	200	214
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-C, 6.25% 1/1/2055	1,000	1,080
National Fin. Auth., Affordable Housing Certs., Series 2024-1, Class A, 4.15% 10/20/2040 (put 10/1/2034)	3,035	2,968
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2024-A, 4.53% 10/15/2034[1]	3,250	3,252
National Fin. Auth., Municipal Certs., Series 2020-1, Class A, 4.125% 1/20/2034	1,451	1,441
National Fin. Auth., Municipal Certs., Series 2022-1, Class A, 4.375% 9/20/2036	5,031	5,000
National Fin. Auth., Municipal Certs., Series 2022-2, Class A, 4.00% 10/20/2036	2,960	2,855
National Fin. Auth., Municipal Certs., Series 2023-2, Class A, 3.875% 1/20/2038	1,033	979
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-CA, 3.926% 7/20/2039[3]	3,412	3,309
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 3.625% 8/20/2039	1,594	1,488
National Fin. Auth., Municipal Certs., Series 2024-4, Class A-US, 4.18% 11/20/2039[3]	3,800	3,727
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-CA, 3.926% 7/20/2040[3]	750	680
National Fin. Auth., Municipal Certs., Series 2024-1, Class A, 4.25% 7/20/2041	1,081	1,051
National Fin. Auth., Municipal Certs., Series 2024-3, Class A, 4.035% 10/20/2041[3]	8,365	7,920
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-US, 4.18% 5/20/2042[3]	350	317
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.00% 11/1/2027[1]	500	492
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-B, 4.625% 11/1/2042[1]	3,000	2,788
National Fin. Auth., Rev. Bonds (Adventist Health Energy Projects), Series 2024-C, 5.25% 7/1/2049	2,650	2,753
National Fin. Auth., Special Rev. Bonds (Grand Prairie Project), Series 2024, 5.875% 12/15/2032[1]	5,000	4,895
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 5.625% 12/15/2033[1]	1,285	1,310
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 6.25% 12/15/2038[1]	720	745
		53,773
New Jersey 1.99%
Econ. Dev. Auth., Municipal Rehabilitation Rev. Ref. Bonds, Series 2019-A, 5.25% 4/1/2028[2]	2,715	2,894
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2035	375	373
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2018-EEE, 5.00% 6/15/2028	3,000	3,180
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 9/15/2029	2,570	2,573
County of Gloucester, Improvement Auth., Rev. Ref. Bonds (Rowan University Project), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 11/1/2028	1,750	1,808
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2032	500	520
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 7/1/2033	610	623
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2022, AMT, 4.00% 12/1/2041	485	477
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.25% 12/1/2039	185	173
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2023-B, AMT, 4.00% 12/1/2044	900	848
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-B, AMT, 4.25% 12/1/2045	595	582
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-E, 3.50% 4/1/2051	345	342
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-H, 3.00% 10/1/2052	2,180	2,112
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2023-J, 5.50% 4/1/2053	1,470	1,564
County of Hudson, Jersey City Municipal Utilities Auth., Sewer Project Notes, Series 2024-B, 5.00% 5/1/2025	85	85
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2023-AA, 5.00% 6/15/2035	600	669
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2023-BB, 5.00% 6/15/2037	600	665
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2024-CC, 5.00% 6/15/2039	6,000	6,660
Transportation Trust Fund Auth., Transportation System Bonds, Series 2004-A, FGIC-National insured, 5.75% 6/15/2025	5,580	5,642
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 5.00% 12/15/2027	500	527
Transportation Trust Fund Auth., Transportation System Bonds, Series 2021-A, 5.00% 6/15/2028	1,350	1,433
Transportation Trust Fund Auth., Transportation System Bonds, Series 2024-A, 5.00% 6/15/2034	6,590	7,464
Transportation Trust Fund Auth., Transportation System Bonds, Series 2018-A, 5.00% 12/15/2036	500	524

Capital Group Fixed Income ETF Trust	62

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey (continued)
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 12/15/2026	USD 500	$469
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 12/15/2028	455	398
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 12/15/2035	550	360
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-A, 0% 12/15/2040	10,000	5,137
Turnpike Auth., Turnpike Rev. Bonds, Series 2015-E, 5.00% 1/1/2045	4,960	4,960
		53,062
New Mexico 0.20%
Aspire Public Improvement Dist., Special Levy Rev. Bonds, Series 2024, 5.05% 10/1/2044	550	540
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-B, 2.15% 4/1/2033	1,750	1,423
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-C, 3.875% 6/1/2040 (put 6/1/2029)	450	455
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2017-A, 4.00% 8/1/2037	1,315	1,273
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2020-A, Class I, 3.50% 1/1/2051	1,545	1,532
		5,223
New York 5.80%
City of Albany Capital Resource Corp., Rev. Bonds (Kipp Capital Region Public Charter Schools Project), Series 2024, 4.50% 6/1/2044	400	390
Town of Brookhaven Local Dev. Corp., Rev. Ref. Bonds (Active Retirement Community, Inc.), Series 2016, 5.25% 11/1/2030	830	853
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2026	1,170	1,195
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2042	500	506
Build NYC Resource Corp., Rev. Bonds (East Harlem Scholars Academy Charter School Project), Series 2022, 5.00% 6/1/2032[1]	250	262
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 9/1/2045[1]	490	490
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, 5.00% 10/1/2033	1,100	1,193
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2037	1,000	1,018
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.00% 3/15/2040	1,910	2,113
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 4.00% 3/15/2042	1,110	1,104
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 3/15/2039	755	790
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (New York State Electric & Gas Corp. Project), Series 2004-C, 4.00% 4/1/2034	120	122
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2014-R-2, AMT, 3.125% 12/1/2044 (put 6/1/2026)[1]	500	492
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2022-R-2, AMT, 5.125% 9/1/2050 (put 9/3/2030)[1]	500	520
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-1, 2.10% 11/1/2035	2,000	1,592
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2023-A-2, 3.60% 11/1/2062 (put 5/1/2027)	720	720
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.875% 11/15/2046	995	738
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 11/15/2045	1,805	1,720
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 5.00% 11/15/2035	2,600	2,703
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2028	3,305	3,499
County of Monroe, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Andrews Terrace Community Partners, L.P. Project), Series 2023-B-1, 5.00% 7/1/2028 (put 7/1/2026)	1,175	1,218
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 10/1/2047	270	271
New York City G.O. Bonds, Series 2023-F-1, 5.00% 8/1/2025	110	111
New York City G.O. Bonds, Series 2009-B-3, 5.00% 9/1/2027	4,000	4,218
New York City G.O. Bonds, Series 2025-C-1, 5.00% 9/1/2031	1,500	1,674
New York City G.O. Bonds, Series 2025-A, 5.00% 8/1/2032	5,000	5,633
New York City G.O. Bonds, Series 2022-B-1, 5.00% 8/1/2036	1,750	1,938
New York City G.O. Bonds, Series 2023-1, 5.00% 8/1/2036	565	633
New York City G.O. Bonds, Series 2020-D-1, 5.00% 3/1/2039	5,325	5,686

63	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City G.O. Bonds, Series 2024-C, 5.00% 3/1/2042	USD 1,005	$1,101
New York City Health and Hospitals Corp., Health System Bonds, Series 2020-A, 3.00% 2/15/2026	1,440	1,439
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2020-A-1-B, 2.05% 11/1/2031	530	453
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, 2.40% 11/1/2046	500	340
New York City Housing Dev. Corp., Multi Family Mortgage Rev. Bonds (8 Spruce Street), Series 2024-F, 5.25% 12/15/2031[1]	900	920
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2031	2,250	2,466
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 2.00% 1/1/2038	2,375	1,751
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-CC-1, 4.00% 6/15/2037	750	762
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-DD-3, 4.00% 6/15/2042	1,170	1,164
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-1, 5.00% 2/1/2030	500	501
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2025-A-1, 5.00% 11/1/2030	3,000	3,328
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-B-1, 5.00% 11/1/2034	500	506
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-C-1, 4.00% 5/1/2035	645	664
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2025-D, 5.00% 5/1/2037	2,020	2,292
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-D, 5.00% 11/1/2037	1,000	1,126
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-D, 5.00% 11/1/2038	1,000	1,123
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2025-A, 5.00% 11/1/2038	14,395	16,244
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2025-A, 5.00% 11/1/2039	9,400	10,572
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-D, 5.00% 11/1/2041	2,025	2,235
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-G, 5.00% 5/1/2042	2,085	2,290
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2032	3,000	3,377
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.00% 5/1/2036	1,745	1,988
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2020, Series 2020-A-2, 5.00% 5/1/2039	530	558
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.00% 5/1/2041	2,000	2,216
Oneida Indian Nation, Tax Rev. Bonds, Series 2024-B, 6.00% 9/1/2043[1]	465	508
Port Auth., Consolidated Bonds, Series 246, AMT, 5.00% 9/1/2028	2,000	2,104
Port Auth., Consolidated Bonds, Series 227, AMT, 3.00% 10/1/2028	1,000	965
Port Auth., Consolidated Bonds, Series 221, AMT, 4.00% 7/15/2038	900	894
Port Auth., Consolidated Bonds, Series 221, AMT, 4.00% 7/15/2039	1,120	1,101
County of Rockland, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Rockland Gardens Project), Series 2023, 4.65% 5/1/2027 (put 5/1/2025)	600	600
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 12/1/2034	1,000	1,038
Suffolk Regional Off-Track Betting Corp., Rev. Bonds, Series 2024, 5.75% 12/1/2044	1,000	1,034
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-A-1, 4.85% 11/1/2031[1]	870	877
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-D-2, 5.35% 11/1/2049[1]	1,050	1,053
Thruway Auth., General Rev. Bonds, Series 2021-O, 4.00% 1/1/2040	1,000	1,003
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 5.00% 3/15/2025 (escrowed to maturity)	1,000	1,004
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2036	1,125	1,148
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 5.00% 3/15/2041	1,010	1,100
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 2.25% 8/1/2026	555	540
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2028	1,000	1,042
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2033	500	537
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2034	2,225	2,381
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2041	750	775
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 8/1/2026	260	260
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2029	2,000	2,064

Capital Group Fixed Income ETF Trust	64

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.00% 10/1/2030	USD 2,500	$2,483
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2033	1,500	1,538
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2023, AMT, 6.00% 4/1/2035	3,000	3,343
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 10/1/2035	1,870	1,940
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 10/1/2040	2,150	2,200
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.375% 10/1/2045	3,000	2,860
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2023, AMT, Assured Guaranty Municipal insured, 5.50% 6/30/2042	1,000	1,077
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AMT, 5.25% 6/30/2044	1,000	1,054
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2023-B-1, 5.00% 11/15/2040	1,000	1,108
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Green Bonds (MTA Bridges and Tunnels), Series 2023-A, 5.00% 11/15/2034	550	626
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 9/1/2039	1,500	1,595
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 3/15/2037	1,000	1,018
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 4.00% 3/15/2038	1,500	1,518
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 3/15/2038	1,130	1,221
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 5.00% 3/15/2039	5,000	5,318
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-1, 5.00% 12/15/2041	840	949
		154,694
North Carolina 1.08%
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2030	500	527
Educational Assistance Auth., Student Loan Rev. Bonds, Series 2023-A, AMT, 5.00% 6/1/2043	110	110
Grant Anticipation Rev. Vehicle Bonds, Series 2021, 4.00% 3/1/2035	5,000	5,111
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2016-A, 5.00% 1/15/2034	4,200	4,267
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 49, 6.00% 7/1/2053	6,050	6,411
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 50, 5.50% 1/1/2054	685	728
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 53-A, 6.25% 1/1/2055	550	597
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 54-A, 6.25% 1/1/2055	1,610	1,789
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 55-A, 6.25% 7/1/2055	1,855	2,037
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 1/1/2050	540	541
Housing Fin. Corp., Multi Family Housing Rev. Bonds (Weaver-PPM Portfolio), Series 2024, 4.00% 3/1/2028 (put 3/1/2027)[2]	1,350	1,364
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2038	800	818
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-3, 4.25% 9/1/2028	565	565
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-2, 4.50% 9/1/2029	115	115
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-1, 4.75% 9/1/2029	85	85
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-A, 5.00% 9/1/2034	900	922
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (The United Methodist Retirement Homes Project), Series 2024-A, 5.00% 10/1/2039	500	526
Town of Morehead City, Multi Family Housing Rev. Bonds (Elijah’s Landing), Series 2024, 4.05% 1/1/2028 (put 1/1/2027)	1,360	1,375
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 5/1/2025	515	518
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, Capital Appreciation Bonds, Series 2019, 0% 1/1/2043	560	251
		28,657

65	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Dakota 0.34%
County of Cass, Joint Water Resource Dist., Temporary Rev. Ref. Improvement Bonds, Series 2024-A, 3.45% 4/1/2027	USD 300	$298
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2018-A, 4.00% 1/1/2049	2,250	2,251
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 1/1/2052	1,155	1,131
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 7/1/2052	2,065	1,995
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-A, 5.75% 7/1/2053	680	717
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-D, 5.75% 1/1/2054	115	122
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-D, 6.00% 7/1/2055	1,860	2,064
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2038	500	504
		9,082
Ohio 2.39%
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-C, AMT, 3.70% 4/1/2028	4,015	3,974
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-A, AMT, 3.75% 1/1/2029	1,000	989
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, AMT, 4.25% 11/1/2039 (put 6/1/2027)	1,000	1,009
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2007-B, AMT, 2.50% 11/1/2042 (put 10/1/2029)	1,000	925
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 9/1/2029	3,015	2,922
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 3.75% 1/15/2028[1]	855	852
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.25% 1/15/2038[1]	5,000	4,926
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, Class 1, 5.00% 6/1/2033	750	789
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-B-2, 5.00% 6/1/2055	2,200	1,953
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2046	1,000	872
Cleveland-Cuyahoga Port Auth., Lease Rev. Ref. and Improvement Bonds (Constellation Schools Project), Series 2024-A, 5.25% 1/1/2034[1]	750	740
Cleveland-Cuyahoga Port Auth., Tax Increment Fncg. Rev. and Rev. Ref. Bonds (Flats East Bank Project), Series 2021-A, 4.00% 12/1/2055[1]	250	207
Columbus-Franklin County Fin. Auth., Multi Family Housing Rev. Bonds (Dering Family Homes Project), Series 2023, 5.00% 7/1/2045 (put 2/1/2027)	800	821
County of Cuyahoga, Metropolitan Housing Auth., Multi Family Housing Rev. Bonds (Wade Park Apartments), Series 2022, 4.75% 12/1/2027 (put 12/1/2025)	460	465
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2033	2,000	1,934
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2036	2,000	1,865
County of Franklin, Hospital Facs. Rev. Bonds (OhioHealth Corp.), Series 2015, 5.00% 5/15/2045	1,860	1,864
County of Franklin, Hospital Facs. Rev. Ref. Bonds (Nationwide Children’s Hospital), Series 2016-C, 5.00% 11/1/2031	540	599
County of Franklin, Hospital Facs. Rev. Ref. Bonds (Nationwide Children’s Hospital), Series 2016-C, 4.00% 11/1/2040	1,000	977
County of Hamilton, Metropolitan Sewer Dist. of Greater Cincinnati, Sewer System Rev. Ref. Bonds, Series 2024-B, 5.00% 12/1/2030	3,250	3,612
County of Hamilton, Metropolitan Sewer Dist. of Greater Cincinnati, Sewer System Rev. Ref. Bonds, Series 2024-B, 5.00% 12/1/2031	1,000	1,126
Higher Educational Facs. Commission, Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 1/15/2038	2,265	2,355
Hospital Facs. Rev. Bonds (Children’s Hospital Medical Center of Akron), Series 2024-B, 5.00% 8/15/2054 (put 8/15/2032)	3,000	3,288
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2033[1]	420	420
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2038[1]	250	244
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 3.25% 1/1/2035	1,000	949
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Robert Cassidy Manor Project), Series 2023, 5.00% 4/1/2026 (put 4/1/2025)	475	477
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 9/1/2049	2,600	2,619
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2023-A, 5.50% 3/1/2053	960	1,008

Capital Group Fixed Income ETF Trust	66

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-A, 6.25% 3/1/2055	USD 750	$816
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-B, 6.25% 3/1/2055	2,485	2,721
Miami University, General Receipts and Rev. Ref. Bonds, Series 2024-A, 5.00% 9/1/2038	1,000	1,127
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2037	2,100	2,117
Ohio State University, General Receipts Green Bonds (Multiyear Debt Issuance Program II), Series 2023-B, 5.00% 12/1/2034	1,250	1,416
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, 5.00% 12/31/2025	1,300	1,307
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2033	975	1,065
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2034	900	986
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2036	1,130	1,220
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2037	1,000	1,076
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2038	775	831
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-A, 5.00% 7/1/2027	740	770
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2033	875	891
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2034	1,000	1,017
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2035	1,000	1,015
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2036	580	589
		63,745
Oklahoma 0.34%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2023-C, 6.00% 3/1/2054	760	825
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-A, 6.00% 9/1/2054	1,745	1,909
Norman Regional Hospital Auth., Hospital Rev. Ref. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2017, 5.00% 9/1/2037	1,390	1,329
Oklahoma City Water Utilities Trust, Water and Sewer System Rev. Ref. Bonds, Series 2016, 4.00% 7/1/2042 (preref. 7/1/2026)	2,000	2,030
Oklahoma City Water Utilities Trust, Water and Sewer System Rev. Ref. Bonds, Series 2016, 4.00% 7/1/2046 (preref. 7/1/2026)	2,000	2,030
Trustees of the Tulsa Municipal Airport Trust, Rev. Ref. Bonds, Series 2015, AMT, 5.00% 6/1/2035 (put 6/1/2025)	1,000	1,004
		9,127
Oregon 1.02%
Dept. of Administrative Services, State Lottery Rev. Ref. Bonds, Series 2024-A, 5.00% 4/1/2025	1,215	1,221
G.O. Bonds, Series 2021-A, 5.00% 5/1/2026	1,050	1,079
G.O. Bonds (Article XI-Q State Projects), Series 2023-A, 5.00% 5/1/2034	500	568
G.O. Bonds (Article XI-Q State Projects), Series 2023-A, 5.00% 5/1/2039	1,500	1,669
G.O. Bonds (Higher Education), Series 2015-O, 5.00% 8/1/2030 (preref. 8/1/2025)	1,820	1,840
G.O. Bonds (Veteran’s Welfare Bonds Series 111), Series 2023-E, 5.50% 12/1/2053	250	266
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2024-C, 6.50% 7/1/2054	2,600	2,889
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2041	765	649
Port of Portland, Portland International Airport Rev. Green Bonds, Series 30-A, AMT, 5.25% 7/1/2041	3,165	3,429
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 30-B, AMT, 5.00% 7/1/2030	2,990	3,185
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 30-B, AMT, 5.00% 7/1/2031	3,155	3,390

67	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Oregon (continued)
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 30-B, AMT, 5.00% 7/1/2032	USD 3,260	$3,527
Dept. of Transportation, Grant Anticipation Rev. Bonds, Series 2024, 5.00% 5/15/2031	1,495	1,670
Dept. of Transportation, Highway User Tax Rev. Ref. Bonds, Series 2024-A, 5.00% 11/15/2031	1,705	1,921
		27,303
Pennsylvania 2.74%
County of Adams, General Auth. Rev. Bonds (The Brethren Home Community Project), Series 2024-A, 5.00% 6/1/2044	2,350	2,434
County of Allegheny, Hospital Dev. Auth., Rev. Bonds, (University of Pittsburgh Medical Center Issue), Series 2019-A, 4.00% 7/15/2038	1,000	987
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 7/15/2037	3,270	3,257
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Project), Series 2024, 5.00% 5/1/2042[1]	450	456
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Ref. Project), Series 2017, 5.00% 5/1/2042[1]	500	500
Berks County Municipal Auth. Rev. Bonds (Tower Health Project), Series 2024-A-3, 5.00% 6/30/2039	3,627	3,501
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2029	1,130	1,165
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2030	515	531
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2031	660	680
County of Chester, Industrial Dev. Auth., Rev. Notes (Avon Grove Charter School Project), Series 2024, 5.00% 3/1/2027	345	351
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2024, 5.375% 7/1/2039[1]	110	119
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.00% 12/31/2030	700	739
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.25% 6/30/2035	1,000	1,077
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2034	500	506
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-2, 5.00% 7/1/2038	800	841
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019-A, AMT, 4.25% 8/1/2038 (put 8/1/2025)	5,000	5,000
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A-2, AMT, 4.60% 10/1/2046 (put 10/1/2026)	1,000	1,007
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2020-A, 4.00% 4/15/2039	500	492
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 4/1/2031	525	560
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 9/15/2026	560	579
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2023-B, AMT, 4.00% 6/1/2044	280	269
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 4.125% 6/1/2045	315	306
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2015, 5.00% 8/15/2026	500	505
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-125-B, 3.65% 10/1/2042	1,000	893
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2018-126-A, 4.00% 10/1/2048	1,960	1,959
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-137, 3.00% 10/1/2051	995	960
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2023-141-A, 5.75% 10/1/2053	735	777
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-144A, 6.00% 10/1/2054	800	863
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-146A, 6.25% 10/1/2054	1,480	1,622
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-147-A, 6.25% 10/1/2054	3,000	3,305
County of Lancaster, Hospital Auth., Health Center Rev. Bonds (Masonic Villages Project), Series 2023, 5.125% 11/1/2038	360	383
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2031	210	224
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2032	305	328
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2033	400	432
Lancaster Municipal Auth., Healthcare Facs. Rev. Bonds (Garden Spot Village Project), Series 2024-A, 5.00% 5/1/2034	420	455
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039[4]	4,890	4,811
County of Montgomery, Industrial Dev. Auth., Exempt Facs. Rev. Ref. Bonds (Constellation Energy Generation, LLC Project), Series 2023-C, 4.10% 6/1/2029	1,000	1,021

Capital Group Fixed Income ETF Trust	68

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 1/15/2045 (preref. 1/15/2025)	USD 3,080	$3,082
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2033	1,960	2,000
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2031	1,000	1,019
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2032	1,000	1,017
City of Philadelphia, Industrial Dev. Auth., Hospital Rev. Bonds (The Children’s Hospital of Philadelphia Project), Series 2017, 5.00% 7/1/2034	980	1,013
Philadelphia School Dist., G.O. Bonds, Series 2019-A, National insured,5.00% 9/1/2026	500	515
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2028	250	256
Philadelphia School Dist., G.O. Green Bonds, Series 2023-B, 5.25% 9/1/2038	1,000	1,122
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 5.00% 6/1/2034	6,000	6,712
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2036	365	352
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2027	500	527
Turnpike Commission, Turnpike Rev. Bonds, Series 2024-C, 5.00% 12/1/2038	1,520	1,715
Turnpike Commission, Turnpike Rev. Bonds, Series 2015-A, 5.00% 12/1/2040	9,310	9,318
County of Westmoreland, Industrial Dev. Auth., Health System Rev. Bonds (Excela Health Project), Series 2020-A, 4.00% 7/1/2026	500	499
		73,042
Puerto Rico 2.78%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2033[1]	500	522
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2035[1]	2,500	2,578
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 7/1/2037[1]	1,860	1,926
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2042[1]	2,500	2,363
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017[5]	95	51
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032[5]	20	11
Electric Power Auth., Power Rev. Bonds, Series 2010-EEE, 6.05% 7/1/2032	2,285	1,240
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, National insured, 4.75% 7/1/2033	320	314
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042[5]	695	377
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, (3-month USD CME Term SOFR x 0.67 + 0.52%) 3.772% 7/1/2029[3]	1,400	1,362
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	1,532	1,510
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	8,945	8,636
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	1,678	1,589
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046	4,843	4,505
G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[3]	19,428	11,924
G.O. Taxable Bonds, Series 2022, 0% 11/1/2051	19,599	12,176
Housing Fin. Auth., Collateralized Multi Family Housing Rev. Bonds (Mirador Las Casas Project), Series 2023-B, 5.00% 3/1/2027 (put 3/1/2026)	475	483
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 2033	435	462
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 4.00% 7/1/2041	455	412
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	16,866	16,657
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	3,070	3,039
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046	6,500	2,102
		74,239
Rhode Island 0.33%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2024, 5.00% 5/15/2034	5,000	5,508
Student Loan Auth., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.125% 12/1/2041	965	924
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.125% 12/1/2043	400	378

69	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Rhode Island (continued)
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.125% 12/1/2043	USD 845	$811
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2020-A, AMT, 3.625% 12/1/2037	575	541
Tobacco Settlement Fin. Corp., Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 6/1/2026	500	502
		8,664
South Carolina 1.57%
County of Dorchester, Summers Corner Improvement Dist., Assessment Rev. Bonds, Series 2023, 4.50% 10/1/2033	210	208
City of Greenville, Housing Auth., Multi Family Housing Rev. Bonds (Cherokee Landing Apartments Project), Series 2023, 5.00% 7/1/2027 (put 7/1/2026)	800	819
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-B, 6.00% 1/1/2055	4,165	4,588
Jobs-Econ. Dev. Auth., Environmental Improvement Rev. Ref. Bonds (International Paper Company Project), Series 2023-A, AMT, 4.00% 4/1/2033 (put 4/1/2026)	5,635	5,661
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Beaufort Memorial Hospital & South of Broad Healthcare Project), Series 2024, 5.25% 11/15/2039	500	524
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.50% 11/1/2045	2,000	2,229
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (Seafields at Kiawah Island Project), Series 2023-B-1, 5.75% 11/15/2029	2,500	2,500
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2023-B-1, 5.25% 2/1/2054 (put 3/1/2031)	1,000	1,070
Ports Auth., Rev. Bonds, Series 2015, AMT, 5.25% 7/1/2055 (preref. 7/1/2025)	1,625	1,639
Public Service Auth., Improvement Rev. Ref. Obligations (Santee Cooper), Series 2024-B, Assured Guaranty Municipal insured, 5.00% 12/1/2042	5,500	5,994
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2022-A, 5.00% 12/1/2034	4,000	4,383
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2022-A, 5.00% 12/1/2039	2,000	2,152
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2041	1,000	1,015
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2029	2,870	2,933
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2033	500	509
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2038	1,465	1,485
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 4/15/2030	1,140	1,229
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 4/15/2031	2,595	2,824
		41,762
South Dakota 0.12%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2023-G, 6.25% 5/1/2055	590	639
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-A, 6.25% 5/1/2055	2,440	2,659
		3,298
Tennessee 2.50%
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2024-A, 5.00% 7/1/2034	6,360	7,074
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Rev. Bonds (Vanderbilt University Medical Center), Series 2016-A, 5.00% 7/1/2035	7,335	7,462
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2A, AMT, 4.00% 1/1/2042	345	344
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-1, 4.25% 1/1/2050	1,015	1,019
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2023-3A, 6.25% 1/1/2054	3,285	3,552
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2024-1-A, 5.75% 1/1/2055	5,305	5,676
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2024-2A, 6.00% 1/1/2055	825	907
City of Johnson City, Health and Educational Facs. Board, Hospital Rev. Ref. Bonds (Ballad Health), Series 2023-A, 5.00% 7/1/2032	10,000	10,961
County of Knox, Health, Educational and Housing Fac. Board, Multi Family Housing Rev. Bonds (The Pines Apartments Project), Series 2024, 3.10% 9/1/2029 (put 9/1/2027)	690	680
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC. - University of Tennessee Project), Series 2024-A-1, 5.00% 7/1/2038	290	315
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC. - University of Tennessee Project), Series 2024-B-1, BAM insured, 5.00% 7/1/2044	2,000	2,110
Knoxville Community Dev. Corp., Collateralized Multi Family Housing Bonds (Grosvenor Square Project), Series 2022, 4.00% 12/1/2027 (put 6/1/2026)	1,115	1,124
Knoxville Community Dev. Corp., Collateralized Multi Family Housing Bonds (Willow Place Project), Series 2023, 3.75% 12/1/2027 (put 6/1/2026)	800	801

Capital Group Fixed Income ETF Trust	70

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Tennessee (continued)
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2028	USD 940	$1,011
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2029	410	448
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2030	350	388
County of Shelby, Health, Health Care Rev. Ref. and Improvement Bonds (Baptist Memorial Health Care), Series 2024-B, 5.00% 9/1/2049 (put 9/1/2029)	10,795	11,377
Tenergy Corp, Gas Supply Rev. Bonds, Series 2021-A, 4.00% 12/1/2051 (put 9/1/2028)	4,000	4,007
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2018, 4.00% 11/1/2049[3]	1,000	1,003
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2023-A-1, 5.00% 5/1/2053 (put 5/1/2028)	5,000	5,156
County of Williamson Industrial Dev. Board, Multi Family Housing Rev. Bonds (Wood Duck Court Apartments), Series 2023, 5.00% 5/1/2042 (put 5/1/2027)	1,095	1,127
		66,542
Texas 12.63%
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Juniper Creek Apartments Project), Series 2023, 3.75% 7/1/2044 (put 7/1/2026)	405	407
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Norman Commons), Series 2023, 3.625% 1/1/2045 (put 1/1/2027)	3,140	3,148
Airport System Facs. Rev. Bonds (United Airlines, Inc. Technical Operations Center Project), Series 2018, AMT, 5.00% 7/15/2028	600	613
Alamo Community College Dist., Limited Tax Bonds, Series 2021, 5.00% 8/15/2026	2,150	2,217
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.50% 6/15/2044[1]	885	841
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.50% 8/15/2039	390	383
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2024, 4.00% 2/15/2049	1,115	1,065
City of Arlington, Water and Wastewater System Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 6/1/2036	1,445	1,637
Aubrey Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2039	1,140	1,241
Aubrey Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 4.00% 2/15/2047	1,250	1,194
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Eagle’s Landing Family Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	195	202
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Village at Cottonwood Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	160	166
Austin Community College Dist., Limited Tax Bonds, Series 2023, 5.00% 8/1/2039	1,000	1,096
City of Austin, Airport System Rev. Bonds, Series 2019-B, AMT, 5.00% 11/15/2033	1,000	1,045
City of Austin, Certs. Of Obligation, Series 2020, 5.00% 9/1/2025	1,000	1,013
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 11/15/2031	1,000	1,013
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2022, 5.00% 11/15/2036	1,500	1,670
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2022, 5.00% 11/15/2037	1,250	1,384
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2022, 5.00% 11/15/2038	1,750	1,928
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2/15/2034	1,750	1,831
Boerne Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2023, 3.125% 2/1/2053 (put 2/1/2027)	495	492
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2022, AMT, 10.00% 6/1/2042[1,3]	100	90
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043[1]	500	492
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Gladieux Metals Recycling, LLC Project), Series 2019-B, AMT, 7.00% 3/1/2039[5]	625	531
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2024-1-A, AMT, 4.00% 4/1/2045	1,315	1,239
County of Caldwell, Municipal Utility Dist. No. 2, Unlimited Tax Road Bonds, Series 2024-B, 4.375% 9/1/2041	1,005	967
County of Caldwell, Municipal Utility Dist. No. 2, Unlimited Tax Road Bonds, Series 2024-A, 4.375% 9/1/2043	1,095	1,051
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Redwood Apartments), Series 2020, 3.50% 1/1/2041 (put 1/1/2026)	2,500	2,489
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2021-B, 5.00% 1/1/2032	500	541
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2021-D, 5.00% 1/1/2030	2,125	2,279
Clear Creek Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 3.00% 2/15/2033	1,000	955
Clear Creek Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-A, 5.00% 2/15/2033	475	539
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 8/15/2027	1,000	1,047
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2023-A, 5.75% 6/15/2038[1]	500	510
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 5.00% 8/15/2039	1,000	1,081

71	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2038	USD 105	$115
College Student Loan G.O. Bonds, Series 2019, AMT, 5.00% 8/1/2027	1,000	1,036
Prosper Independent School Dist. (Counties of Collin and Denton), Unlimited Tax School Building Bonds, Series 2024-A, 4.00% 2/15/2035	2,400	2,757
Prosper Independent School Dist. (Counties of Collin and Denton), Unlimited Tax School Building Bonds, Series 2024-A, 5.00% 2/15/2036	1,000	1,139
Conroe Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2034	2,440	2,753
Conroe Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2037	1,455	1,637
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/1/2031	1,045	1,124
Cypress-Fairbanks Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-A, 5.00% 2/15/2038	2,940	3,303
City of Dallas, Special Tax Rev. Bonds (Kay Bailey Hutchison Convention Center Dallas Venue Project), Series 2023, 6.00% 8/15/2053 (put 8/15/2028)[1]	850	852
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2015-A, 4.00% 10/1/2033	500	501
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2020-C, 5.00% 10/1/2038	1,440	1,558
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2019, 5.00% 12/1/2034	2,500	2,675
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 12/1/2048 (preref. 12/1/2025)	1,000	1,018
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 3.00% 2/15/2034	1,000	941
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Highpoint at Wynnewood), Series 2022, 3.50% 2/1/2044 (put 2/1/2026)	2,900	2,894
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (West Virginia Apartments), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	195	203
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Notes (Estates at Ferguson), Series 2023, 5.00% 7/1/2042 (put 7/1/2027)	420	432
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-A, 4.625% 12/31/2031[1]	194	194
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-A, 5.25% 12/31/2044[1]	360	355
Denton Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 8/15/2037	1,315	1,468
Denton Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 8/15/2042	2,965	3,229
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/15/2027	1,900	2,114
City of El Paso, G.O. Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2036	1,345	1,511
Fort Bend Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024-A, 5.00% 8/15/2043	3,640	3,949
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2038	1,000	1,118
Fort Worth Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2015, 4.00% 2/15/2040 (preref. 2/15/2025)	1,750	1,752
County of Fort Bend, Municipal Utility Dist. No. 216, Unlimited Tax Bonds, Series 2024, 4.00% 9/1/2035	1,210	1,183
County of Fort Bend, Municipal Utility Dist. No. 216, Unlimited Tax Bonds, Series 2024, 4.00% 9/1/2042	1,070	1,009
County of Fort Bend, Municipal Utility Dist. No. 232, Unlimited Tax Road Bonds, Series 2024, 4.25% 9/1/2043	1,250	1,182
County of Fort Bend, Municipal Utility Dist. No. 216, Unlimited Tax Bonds, Series 2024, 4.25% 9/1/2045	1,235	1,179
City of Fort Worth, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 2/15/2030	2,335	2,545
City of Fort Worth, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 2/15/2031	1,350	1,490
City of Fort Worth, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 2/15/2041	2,630	2,849
G.O. Water Financial Assistance Bonds, Series 2023-C, 5.00% 8/1/2025	1,130	1,143
County of Galveston, Municipal Utility Dist. No. 79, Unlimited Tax Bonds, Series 2024, 4.625% 4/1/2047	1,000	952
County of Galveston Municipal Utility Dist. No. 36, Unlimited Tax Bonds, Series 2024, 4.00% 9/1/2036	1,180	1,138
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2023, Assured Guaranty Municipal insured, 5.00% 3/1/2025	485	486
Garland Independent School Dist., Unlimited Tax School Building Bonds, Series 2023-A, 5.00% 2/15/2039	1,660	1,827
Greenwood Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2039	2,440	2,684
Gulf Coast Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (CITGO Petroleum Corp. Project), Series 1995, AMT, 4.875% 5/1/2025	1,000	1,000
Harlingen Consolidated Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 8/15/2032	1,000	1,085
County of Harris, Municipal Utility Dist. No. 578, Unlimited Tax Bonds, Series 2024, 4.25% 9/1/2041	1,105	1,047
County of Harris, Municipal Utility Dist. No. 478, Contract Rev. Road Bonds, Series 2025, 4.375% 12/1/2041	1,330	1,311
County of Harris, Municipal Utility Dist. No. 578, Unlimited Tax Bonds, Series 2024, 4.25% 9/1/2046	1,085	1,015
County of Harris, Permanent Improvement Rev. Ref. Bonds, Series 2020-A, 5.00% 10/1/2025	1,000	1,015
County of Harris, Rev. Ref. Bonds, Series 2022-A, 5.00% 8/15/2031	2,725	3,040
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2024-A, 5.00% 11/15/2038	3,110	3,463
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 2030	610	644
County of Harris, Toll Road Rev. Ref. Bonds, Series 2015-B, 5.00% 8/15/2035	950	957

Capital Group Fixed Income ETF Trust	72

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2024-A, 5.00% 10/1/2031	USD 3,545	$3,922
Harris County Municipal Utility Dist. No. 493, Unlimited Tax Road Bonds, Series 2024, 4.00% 9/1/2039	1,050	989
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2035	635	696
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Palladium Old FM 471 W), Series 2024, 3.05% 9/1/2029 (put 9/1/2027)	4,375	4,306
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Notes (Aspen Park), Series 2023, 5.00% 3/1/2041 (put 3/1/2026)	595	597
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052	1,605	1,563
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2022-B, 5.75% 1/1/2053	1,870	2,002
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2023-C, 6.00% 3/1/2054	3,025	3,300
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.25% 7/15/2034	10,240	10,733
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2035	2,400	2,550
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2036	3,825	4,058
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-A, AMT, 4.00% 7/1/2041	1,525	1,420
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-B-1, AMT, 4.00% 7/15/2041	3,730	3,473
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, AMT, 5.00% 7/1/2028	2,825	2,957
City of Houston, Airport System Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 7/1/2029	500	529
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, AMT, 5.00% 7/1/2029	2,500	2,646
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, AMT, 5.00% 7/1/2031	15,320	16,487
City of Houston, Airport System Rev. Ref. Bonds, Series 2021-A, AMT, 4.00% 7/1/2037	1,085	1,073
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 7/1/2029	1,250	1,251
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-A, AMT, 5.00% 7/1/2027	4,595	4,675
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-B-2, AMT, 5.00% 7/15/2027	1,750	1,781
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-C, AMT, 5.00% 7/15/2027	600	611
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2015-B-1, AMT, 5.00% 7/15/2030	1,390	1,397
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 11/15/2025	2,615	2,660
City of Houston, G.O. Rev. Ref. Bonds, Series 2024-A, 5.25% 3/1/2049	1,500	1,635
Houston Housing Fin. Corp., Multi Family Housing Rev. Notes (Summerdale Apartments), Series 2023, 5.00% 8/1/2041 (put 8/1/2026)	500	508
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2014-A-2, 3.50% 6/1/2039 (put 6/1/2025)	1,000	998
Hurst-Euless-Bedford Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 4.00% 8/15/2044	1,030	995
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2032	135	138
Irving Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2034	6,330	7,121
Katy Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2036	2,145	2,429
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.625% 9/1/2042	500	518
Little Elm Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2027	3,000	3,164
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds, Series 2012, AMT, 5.00% 11/1/2028	1,110	1,110
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2022, Assured Guaranty Municipal insured, 5.00% 5/15/2026	535	549
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 5/15/2036	2,000	2,136
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 5/15/2037	2,000	2,129
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 5/15/2038	1,000	1,061
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2023-B, 5.00% 5/15/2039 (put 5/15/2028)	1,340	1,386
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2040	2,000	2,105
City of Lubbock, Electric Light and Power System Rev. Ref. Bonds, Series 2023, Assured Guaranty Municipal insured, 5.00% 4/15/2034	1,000	1,118

73	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2030	USD 400	$440
Mabank Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 8/15/2031	755	841
Magnolia Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2016, 5.00% 8/15/2032 (preref. 8/15/2025)	2,245	2,271
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (Central Power and Light Co. Project), Series 1996, AMT, 4.25% 5/1/2030	825	842
Midland Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2/15/2029 (preref. 2/15/2025)	1,335	1,338
Miralomas Municipal Utility Dist., Unlimited Tax Bonds, Series 2024, 4.375% 9/1/2042	1,145	1,101
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2020-A, AMT, 4.05% 5/1/2050 (put 8/1/2024)	1,885	1,885
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024, AMT, 4.00% 6/1/2054 (put 6/1/2034)	850	845
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2020-B, AMT, 4.125% 7/1/2040 (put 03/03/2025)	4,250	4,250
County of Montgomery, Municipal Utility Dist. No. 170, Contract Rev. Bonds (Road Facs.), Series 2024, 4.25% 12/1/2036	1,055	1,045
County of Montgomery Municipal Utility Dist. No. 180, Unlimited Tax Road Bonds, Series 2024, 4.375% 9/1/2041	1,520	1,462
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-A, 5.50% 1/1/2054 (put 1/1/2030)	4,000	4,260
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-B, 5.50% 1/1/2054 (put 1/1/2034)	6,435	7,090
Municipal Gas Acquisition and Supply Corp. V., Gas Supply Rev. Bonds, Series 2024, 5.00% 1/1/2055 (put 1/1/2034)	2,500	2,662
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 11/1/2040	500	508
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024, 3.75% 8/1/2049 (put 8/1/2027)	470	473
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 5.00% 12/15/2027	500	528
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2024-1-A, AMT, 4.125% 6/1/2045	1,420	1,338
North Texas Municipal Water Dist., Wastewater Interceptor System Contract Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 6/1/2030	2,935	3,217
North Texas Municipal Water Dist., Wastewater Interceptor System Contract Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 6/1/2031	3,085	3,422
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 3.00% 9/1/2036	420	386
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2021-B, 4.00% 1/1/2035	1,100	1,109
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2021-B, 4.00% 1/1/2036	500	502
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2032	5,250	5,849
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2033	2,000	2,245
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2034	2,390	2,698
North Texas Tollway Auth., System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-D, Assured Guaranty insured, 0% 1/1/2030	2,500	2,090
Rancho Del Cielo Municipal Utility Dist., Unlimited Tax Bonds, Series 2024, 4.375% 8/15/2053	350	319
Riceland Management Dist. Unlimited Tax Road Bonds, Series 2024, 4.25% 9/1/2034	1,000	991
Riceland Municipal Utility Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.375% 9/1/2039	1,000	965
City of San Antonio, Combination Tax and Rev. Certs. of Obligation, Series 2024, 5.00% 2/1/2029	1,125	1,211
City of San Antonio, Combination Tax and Rev. Certs. of Obligation, Series 2024, 5.00% 2/1/2030	1,650	1,803
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2017, 5.00% 2/1/2027	1,215	1,264
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-D, 5.00% 2/1/2029	525	565
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2017, 5.00% 2/1/2033	1,500	1,549
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-D, 5.00% 2/1/2037	2,000	2,263
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2042	1,500	1,640
City of San Antonio, General Improvement Bonds, Series 2024, 5.00% 2/1/2035	1,175	1,332
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2023-A, 5.00% 5/15/2040	1,000	1,095
Sherman Independent School Dist., Unlimited Tax School Building Bonds, Series 2023-B, 5.00% 2/15/2040	500	548
Greater Texoma Utility Auth., Contract Rev. Bonds (City of Sherman Project), Series 2024-A, BAM insured, 5.00% 10/1/2029	1,000	1,081
South San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2005, 5.50% 8/15/2030	3,500	3,834
Southwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/1/2041	1,500	1,623

Capital Group Fixed Income ETF Trust	74

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Spring Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-B, 5.00% 8/15/2030	USD 1,965	$2,152
Surface Transportation Corp., Private Activity Rev. Ref. Bonds (NTE Mobility Partners Segments 3 LLC), Series 2023, AMT, 5.50% 6/30/2040	1,500	1,607
County of Tarrant, Cultural Education Facs. Fin. Corp., Rev. Bonds (Christus Health), Series 2018-B, 5.00% 7/1/2038	5,000	5,253
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Bonds (Christus Health), Series 2018-B, 5.00% 7/1/2036	1,270	1,337
Board of Regents of the Texas A&M University System, Permanent University Fund Bonds, Series 2023, 5.00% 7/1/2042	2,000	2,176
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 3/15/2033	500	534
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 3/15/2041	950	1,048
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.00% 11/15/2038	1,230	1,173
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.00% 11/15/2041	1,425	1,348
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2024-C, 5.00% 8/15/2039	3,000	3,316
Transportation Commission, G.O. Mobility Fund Bonds, Series 2015-B, 5.00% 10/1/2036	4,480	4,527
Transportation Commission, G.O. Rev. Ref. Bonds, Series 2024, 5.00% 4/1/2025	6,045	6,072
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2015, 5.00% 8/15/2030 (preref. 8/15/2025)	2,160	2,185
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2017-C, 5.00% 2/15/2026	1,590	1,626
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2022-A, 5.00% 2/15/2037	1,000	1,096
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2024-A, 5.00% 7/1/2036	1,275	1,451
Waco Education Fin. Corp., Rev. Bonds (Baylor University Issue), Series 2021, 4.00% 3/1/2040	500	493
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2020, 5.00% 4/15/2025	1,075	1,081
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2020, 5.00% 10/15/2025	1,045	1,061
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2023-A, 5.00% 10/15/2035	1,000	1,130
County of Williamson, Municipal Utility Dist. No. 51, Unlimited Tax Road Bonds, Series 2024, 4.25% 9/1/2038	1,380	1,317
		336,808
United States 0.40%
Freddie Mac, Multi Family Certs., Series 2023, 4.002% 1/25/2040[3]	542	521
Freddie Mac, Multi Family Mortgage Certs. Green Bonds, Series 2024, 3.158% 12/25/2038	4,996	4,272
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2024, 3.428% 11/25/2038[3]	1,996	1,849
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023, Class A, 2.99% 4/25/2043[3]	4,806	3,982
		10,624
Utah 1.03%
Housing Corp., Single Family Mortgage Bonds, Series 2023-A, 6.00% 7/1/2053	1,035	1,107
Housing Corp., Single Family Mortgage Bonds, Series 2024-A, 6.50% 1/1/2054	270	295
Housing Corp., Single Family Mortgage Bonds, Series 2024-C, 6.00% 7/1/2054	1,245	1,363
Housing Corp., Single Family Mortgage Bonds, Series 2024-G, 6.25% 7/1/2055	3,365	3,740
Housing Corp., Single Family Mortgage Bonds, Series 2024-I, 6.25% 7/1/2055	4,485	5,011
Mida Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area), Series 2020-A, 4.25% 8/1/2035[1]	455	441
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2027[1]	500	497
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2030[1]	450	445
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area No. 2), Series 2021, 4.00% 8/1/2029[1]	1,000	996
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-2, 5.50% 6/15/2039[1]	1,920	1,949
Military Installation Dev. Auth., Tax Allocation Rev. Bonds, Series 2021-A-2, 4.00% 6/1/2036	1,000	935
Nebo School Dist., Local Building Auth., Lease Rev. Bonds, Series 2020, 2.125% 7/1/2033	2,910	2,489
NS Public Infrastructure Dist. No. 1, Special Assessment bonds (NS Assessment Area No. 1), Series 2024, 6.00% 12/1/2044[1]	1,000	951

75	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Utah (continued)
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2018-A, AMT, 5.00% 7/1/2028	USD 1,500	$1,564
Three Bridges Public Infrastructure Dist. No. 1, Special Assessment Bonds (Three Bridges Assessment Area No. 1), Series 2024-1, 5.00% 12/1/2036[1]	2,875	2,839
Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2024, 5.00% 6/15/2030	850	939
Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2015-A, 4.00% 6/15/2036 (preref. 6/15/2025)	515	517
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2037	1,400	1,464
		27,542
Vermont 0.52%
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2021-A, 4.00% 5/1/2037	500	478
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 4.625% 4/1/2036 (put 4/3/2028)[1]	500	506
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2033	2,500	2,535
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2035	4,500	4,554
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2036	5,000	5,057
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.375% 6/15/2039	500	458
Student Assistance Corp., Education Loan Rev. Bonds, Series 2023-A, AMT, 4.00% 6/15/2041	430	399
		13,987
Virgin Islands 0.14%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2026	500	511
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2030	500	526
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2032	1,540	1,608
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2039	1,000	1,021
		3,666
Virginia 1.27%
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 6/1/2042	1,330	1,296
County of Arlington, Industrial Dev. Auth., Multi family Housing Rev. Bonds (Park Shirlington Apartments), Series 2023-A, 5.00% 1/1/2026	1,355	1,379
County of Charles City, Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004-A, 2.875% 2/1/2029	500	485
Chesapeake Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Hunters Point Apartments), Series 2023, 5.00% 5/1/2043 (put 5/1/2026)	1,310	1,340
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2019-A, 4.00% 2/1/2034	1,000	1,021
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2017-E, 5.00% 2/1/2031	6,000	6,344
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Dominion Square North Project), Series 2023, 5.00% 1/1/2045 (put 1/1/2028)	250	257
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2032	500	512
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2033	270	276
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2043	3,000	2,964
County of Isle of Wight, Econ. Dev. Auth., Health System Rev. Bonds (Riverside Health System), Series 2023, Assured Guaranty Municipal insured, 5.25% 7/1/2043	1,335	1,468
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Williamsburg Landing), Series 2024-C-3, 5.25% 12/1/2027	400	400
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-C, 3.80% 11/1/2035 (put 5/28/2027)	600	607

Capital Group Fixed Income ETF Trust	76

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
City of Norfolk, G.O. Capital Rev. Ref. Bonds, Series 2014-C, 4.00% 8/1/2025 (preref. 8/1/2028)	USD 500	$503
City of Norfolk, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Braywood Manor Apartments), Series 2023, 5.00% 5/1/2043 (put 5/1/2026)	100	102
Public Building Auth., Public Facs. Rev. Bonds, Series 2024-A, 5.00% 8/1/2034	3,000	3,461
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2036	575	564
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.00% 12/1/2039	435	455
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2026	975	989
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2034	550	580
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2037	1,385	1,357
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 7/1/2029	500	502
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 7/1/2031	2,925	2,933
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-3, 5.375% 9/1/2029	1,075	1,105
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2024-A, 5.00% 2/1/2037	2,585	2,951
		33,851
Washington 2.99%
Central Puget Sound Regional Transit Auth., Sales Tax Improvement and Rev. Ref. Green Bonds, Series 2015-S-1, 5.00% 11/1/2036 (preref. 11/1/2025)	1,000	1,016
Central Puget Sound Regional Transit Auth., Sales Tax Improvement and Rev. Ref. Green Bonds, Series 2015-S-1, 4.00% 11/1/2050 (preref. 11/1/2025)	3,000	3,024
Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2043	500	481
Energy Northwest, Electric Rev. and Rev. Ref. Bonds (Columbia Generating Station), Series 2023-A, 5.00% 7/1/2038	1,930	2,152
Energy Northwest, Electric Rev. Ref. Bonds (Columbia Generating Station), Series 2024-A, 5.00% 7/1/2040	5,000	5,572
G.O. Bonds, Series 2020-A, 5.00% 8/1/2039	650	691
G.O. Bonds, Series 2021-A-2, 5.00% 8/1/2039	1,300	1,397
G.O. Bonds, Series 2024-C, 5.00% 2/1/2041	1,475	1,630
G.O. Bonds, Series 2023-A, 5.00% 8/1/2044	1,185	1,285
G.O. Rev. Ref. Bonds, Series 2025-A, 5.00% 7/1/2038	8,280	9,325
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2015-B, 5.00% 8/15/2025	500	504
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-D, 5.00% 10/1/2041	1,500	1,503
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-C, 5.00% 10/1/2044	500	501
Health Care Facs. Auth., Rev. Bonds (Seattle Cancer Care Alliance), Series 2021, 4.00% 12/1/2040[1]	1,790	1,729
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2037	355	361
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Ardea at Totem Lake Apartments Project), Series 2023, 5.00% 12/1/2043 (put 2/1/2027)	800	817
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Camas Flats Apartments Project), Series 2024-B, 5.00% 2/1/2028 (put 2/1/2027)	255	263
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 12/20/2035	5,684	5,253
Housing Fin. Commission, Municipal Certs., Series 2023-1, 1.449% 4/20/2037[3]	1,700	172
Housing Fin. Commission, Municipal Certs., Series 2023-1, 3.375% 4/20/2037	3,392	3,032
Housing Fin. Commission, Municipal Certs., Series 2024-1-A, 4.221% 3/20/2040[3]	1,483	1,419
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-B-1, 4.50% 7/1/2030[1]	690	686
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-A, 4.75% 1/1/2034[1]	940	924
Housing Fin. Commission, Single Family Program Bonds, Series 2018-1-N, 4.00% 12/1/2048	250	250
Housing Fin. Commission, Single Family Program Bonds, Series 2020-2-N, 3.00% 12/1/2050	480	470
County of King, Convention Center Public Facs. Dist., Lodging Tax Green Notes, Series 2021, 4.00% 7/1/2031	750	758
Motor Vehicle Fuel Tax G.O. Bonds, Capital Appreciation Bonds, Series 2005-F, 0% 12/1/2029	1,970	1,676
Motor Vehicle Fuel Tax G.O. Rev. Ref. Bonds, Series 2025-R-C, 5.00% 7/1/2028	4,500	4,820
Motor Vehicle Fuel Tax G.O. Rev. Ref. Bonds, Series 2024-R-C, 5.00% 8/1/2030	2,000	2,210
North Thurston Public Schools, Unlimited Tax G.O. Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2032	1,750	1,989
Pasco School Dist. No. 1, Unlimited Tax G.O. Improvement and Rev. Ref. Bonds, Series 2023, 4.25% 12/1/2042	1,000	1,020

77	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington (continued)
City of Seattle, Municipal Light and Power Rev. Bonds, Series 2015-A, 4.00% 5/1/2030 (preref. 5/1/2025)	USD 735	$737
Port of Seattle, Industrial Dev. Corp., Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2012, AMT, 5.00% 4/1/2030	500	500
Port of Seattle, Intermediate Lien Rev. and Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 7/1/2030	3,840	4,086
Port of Seattle, Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 7/1/2028	5,150	5,390
Port of Seattle, Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 7/1/2029	3,475	3,663
Various Purpose G.O. Rev. Ref. Bonds, Series 2025-R-B, 5.00% 7/1/2033	1,000	1,143
Various Purpose G.O. Rev. Ref. Bonds, Series 2025-R-B, 5.00% 7/1/2037	6,250	7,133
		79,582
West Virginia 0.27%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Arch Resources Project), Series 2021, AMT, 4.125% 7/1/2045 (put 7/1/2025)	500	497
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Arch Resources Project), Series 2020, AMT, 5.00% 7/1/2045 (put 7/1/2025)	500	500
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Kentucky Power Co. - Mitchell Project), Series 2014-A, AMT, 4.70% 4/1/2036 (put 6/17/2026)	400	403
Hospital Fin. Auth., Hospital Rev. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2023-A, 4.125% 6/1/2042	2,000	1,984
Hospital Fin. Auth., Hospital Rev. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2017-A, 5.00% 6/1/2042	2,750	2,801
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Vandalia Health Group), Series 2023-B, 6.00% 9/1/2048	900	1,008
		7,193
Wisconsin 2.80%
Environmental Improvement Fund, Rev. Bonds, Series 2017-A, 5.00% 6/1/2032 (preref. 6/1/2025)	1,000	1,008
G.O. Bonds, Series 2019-B, 5.00% 5/1/2027	1,330	1,393
G.O. Bonds, Series 2017-B, 4.00% 5/1/2028	9,570	9,593
G.O. Bonds, Series 2020, 5.00% 5/1/2034	1,130	1,216
G.O. Rev. Ref. Bonds, Series 2025-1, 5.00% 5/1/2033	2,045	2,324
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2019-A, 5.00% 5/1/2029 (preref. 5/1/2027)	3,435	3,594
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, 5.00% 8/15/2054 (put 6/24/2026)	655	670
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance), Series 2013-B-1, 4.00% 11/15/2043	670	636
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance), Series 2013-B-1, 4.00% 11/15/2043 (preref. 5/15/2028)	80	82
Health and Educational Facs. Auth., Rev. Bonds (Chiara Housing and Services, Inc. Project), Series 2024, 5.00% 7/1/2035	4,120	4,070
Health and Educational Facs. Auth., Rev. Bonds (Dickson Hollow Phase II Project), Series 2024, 5.45% 10/1/2039	280	286
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 3.00% 12/1/2031	400	343
Health and Educational Facs. Auth., Rev. Bonds (Three Pillars Senior Living Communities), Series 2024-B-2, 4.20% 8/15/2028	350	348
Housing and Econ Dev. Auth., Multi Family Housing Bonds (100 E. National Project), Series 2024-J, 5.00% 8/1/2058 (put 8/1/2026)	245	251
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-D, 4.00% 3/1/2047	1,475	1,476
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-A, 4.25% 3/1/2049	6,830	6,874
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-C, 3.75% 3/1/2050	3,515	3,500
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds (Social Bonds), Series 2024-C, 6.00% 3/1/2055	2,320	2,529
Public Fin. Auth., Air Cargo Rev. Bonds (AFCO Obligated Group), Series 2023, AMT, 5.00% 7/1/2025	265	266
Public Fin. Auth., Charter School Rev. Bonds (Foundation Academy Charter School Project), Series 2024, 5.00% 7/1/2035[1]	700	720
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy, Inc.), Series 2024, 5.00% 6/15/2034[1]	2,000	2,023
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy, Inc.), Series 2024, 5.50% 6/15/2049[1]	3,045	3,005
Public Fin. Auth., Education Rev. Bonds (Mater Academy of Nevada - East Las Vegas Campus Project), Series 2024-A, 5.00% 12/15/2034[1]	825	855
Public Fin. Auth., Education Rev. Bonds (Mater Academy of Nevada - East Las Vegas Campus Project), Series 2024-A, 5.00% 12/15/2039[1]	700	713
Public Fin. Auth., Education Rev. Ref. Bonds (Pinecrest Academy of Nevada-Sloan Canyon Campus Project), Series 2024-A, 4.00% 7/15/2039[1]	750	708

Capital Group Fixed Income ETF Trust	78

Capital Group Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 5.375% 6/15/2039[1]	USD 190	$190
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 5.70% 6/15/2044[1]	140	141
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 5.875% 6/15/2054[1]	105	105
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 12/1/2025[1]	2,500	2,522
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Legacy Hills Project), Series 2024-A-1, 6.125% 11/15/2037[1]	2,120	2,075
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Mayfair Project), Series 2024-A-4, 5.50% 11/15/2032[1]	3,075	3,076
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Two Step Project), Capital Appreciation Bonds, Series 2024, 0% 12/15/2034[1]	1,725	954
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Wayside Project), Series 2024-A-2, 5.875% 11/15/2027[1]	1,320	1,317
Public Fin. Auth., Limited Obligation Rev. Bonds (Town of Scarborough - The Downs Project), Series 2024, 5.00% 8/1/2039	225	224
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.00% 7/1/2030	700	756
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 4.00% 11/15/2037	600	595
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 5.00% 11/15/2041	655	679
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2041	1,000	921
Public Fin. Auth., Rev. Bonds (Puerto Rico Toll Roads Monetization Project), Series 2024, AMT, 5.50% 7/1/2044	5,000	5,347
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 6/15/2039[1]	250	250
Public Fin. Auth., Rev. Ref. Bonds (Celanese Corp.), Series 2016-C, AMT, 4.30% 11/1/2030	1,140	1,140
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2032[1]	405	399
Public Fin. Auth., Special Fac. Rev. Bonds (Million Air Three LLC General Aviation Facs. Project), Series 2024-A, AMT, 5.50% 9/1/2030[1]	600	610
Public Fin. Auth., Special Rev. Bonds (Candela Project), Series 2023, 6.125% 12/15/2029[1]	429	427
Public Fin. Auth., Special Rev. Bonds (Signorelli Projects, Municipal Utility Dists., Montgomery and Waller Counties), Series 2024, 5.375% 12/15/2032[1]	1,000	1,001
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 7/1/2045	600	567
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 7/1/2050	1,000	921
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.25% 7/1/2038[1]	415	445
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2024-A, 5.00% 4/1/2031	1,400	1,541
		74,686
Total bonds, notes & other debt instruments (cost: $2,569,763,000)		2,565,062
Short-term securities 2.78%
Municipals 2.78%
State of Texas, Board of Regents of Texas A&M University System, Rev. Fncg. System Bonds, Series 2024-A, 5.00% 5/15/2025	1,000	1,007
State of South Carolina, Charleston County School Dist., G.O. Bond Anticipation Notes (Sales Tax Projects - Phase V), Series 2024-B, 4.75% 5/8/2025	1,000	1,005
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 3.93% 1/1/2033[3]	1,200	1,200
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 3.88% 10/1/2047[3]	18,345	18,345
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 3.80% 12/1/2029[3]	1,150	1,150
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 3.75% 8/1/2044[3]	3,200	3,200
State of Iowa, Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-E, 3.80% 2/15/2041[3]	2,275	2,275
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 3.80% 5/1/2048[3]	3,820	3,820
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project), Series 2002-A, 3.85% 11/1/2029[3]	9,205	9,205

79	Capital Group Fixed Income ETF Trust

Capital Group Municipal Income ETF  (continued)
Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2010, 3.85% 11/1/2038[3]	USD 1,225	$1,225
State of Washington, Port of Seattle, Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 7/1/2025	3,905	3,930
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 3.70% 4/1/2042[3]	8,360	8,360
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002, Bank of America LOC, 3.93% 4/1/2032[3]	1,400	1,400
State of Florida, Fin. Auth., Econ. Dev. Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 4.2% 5/1/2034 (put 03/03/2025)[6]	3,220	3,220
State of Florida, Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2012, AMT, 4.25% 1/1/2026 (put 2/3/2025)[6]	3,800	3,801
State of New Hampshire, National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2019-A-4, AMT, 4.50% 8/1/2038 (put 7/1/2025)[6]	2,690	2,691
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2011-FF-1, 3.80% 6/15/2044[3]	1,500	1,500
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 3.80% 2/15/2033[3]	4,900	4,900
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2005-B-3, 3.80% 1/1/2035[3]	1,800	1,800
		74,034
Total short-term securities (cost: $74,034,000)		74,034
Total investment securities 98.98% (cost: $2,643,797,000)		2,639,096
Other assets less liabilities 1.02%		27,315
Net assets 100.00%		$2,666,411
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.137%	Annual	SOFR	Annual	11/19/2026	USD69,120	$45	$—	$45
3.855%	Annual	SOFR	Annual	11/7/2029	27,548	(225)	—	(225)
SOFR	Annual	3.567%	Annual	10/9/2034	15,786	641	—	641
SOFR	Annual	3.6715%	Annual	11/7/2054	6,822	313	—	313
						$774	$—	$774
Restricted security4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039	6/14/2024	$4,890	$4,811	.19%

Capital Group Fixed Income ETF Trust	80

Capital Group Municipal Income ETF  (continued)
[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $154,311,000, which represented
5.79% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $4,811,000, which represented 0.19% of the net assets of the fund.

[5]	Scheduled interest and/or principal payment was not received.
[6]	For short-term securities, the mandatory put date is considered to be the maturity date.

Key to abbreviation(s)
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
Certs. = Certificates
CME = CME Group
Dept. = Department
Dev. = Development

Dist. = District
Dists. = Districts
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation

Part. = Participation
preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

81	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 94.89%	Principal amount (000)	Value (000)
Alabama 2.46%
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 8), Series 2022-A, 4.00% 12/1/2052 (put 12/1/2029)	USD 100	$99
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2024-B, 5.25% 7/1/2054 (put 6/1/2032)	750	810
City of Homewood, Educational Building Auth., Rev. Bonds (CHF - Horizons II, LLC, Student Housing & Parking Project at Samford University), Series 2024-C, 5.50% 10/1/2049	500	527
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.50% 10/1/2053	300	325
County of Mobile Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (AM/NS Calvert, LLC Project), Series 2024-A, AMT, 5.00% 6/1/2054	125	127
County of Mobile Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (AM/NS Calvert, LLC Project), Series 2024-B, AMT, 4.75% 12/1/2054	200	194
		2,082
Alaska 0.12%
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds (Snettisham Hydroelectric Project), Series 2015, AMT, 5.00% 1/1/2025	100	100
Arizona 4.53%
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks Life Care Community), Series 2016, 5.00% 5/15/2039	250	250
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-A, 4.00% 7/1/2042	100	88
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-A, 5.00% 7/1/2048	250	251
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2049	100	96
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Pebble Campus Projects), Series 2020-A, 5.00% 7/15/2050[1]	100	96
Industrial Dev. Auth., Education Rev. Bonds (KIPP Nashville Projects), Series 2022-A, 5.00% 7/1/2057	250	249
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Aliante and Skye Canyon Campus Projects), Series 2021-A, 4.00% 12/15/2051[1]	125	102
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class X, interest only, 1.016% 5/20/2033[2,3]	1,140	44
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 3.50% 7/1/2044[1,4]	100	80
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 7/1/2036[1]	100	101
County of Maricopa, Industrial Dev. Auth., Education Rev. Ref. Bonds (Legacy Traditional Schools Projects), Series 2024, 4.25% 7/1/2044	200	182
County of Maricopa, Pollution Control Rev. Ref. Bonds (El Paso Electric Co. Palo Verde Project), Series 2009-A, 3.60% 2/1/2040	100	89
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 7/1/2046[1]	200	199
City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-B, 3.90% 11/15/2052[3]	1,700	1,700
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Ref. Bonds (American Leadership Academy Project), Series 2022, 4.00% 6/15/2057[1]	100	80
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2023, 5.75% 6/15/2058[1]	125	129
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2024, 5.00% 6/15/2064[1]	100	95
		3,831
Arkansas 0.57%
Dev. Fin. Auth., Industrial Dev. Rev. Bonds (Big River Steel Project), Series 2019, AMT, 4.50% 9/1/2049[1]	500	483
California 9.07%
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-B, 5.00% 1/1/2055 (put 12/1/2032)	200	211
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-2, 4.00% 8/1/2047[1]	100	78

Capital Group Fixed Income ETF Trust	82

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Community Housing Agcy., Essential Housing Rev. Bonds (Summit at Sausalito Apartments), Series 2021-A-2, 4.00% 2/1/2050[1]	USD 100	$76
Community Housing Agcy., Essential Housing Rev. Bonds (The Exchange at Bayfront Apartments), Series 2021-A-2, 4.00% 8/1/2051[1]	500	240
CSCDA Community Improvement Auth., Essential Housing Rev. Social Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-1, 3.00% 6/1/2047[1]	100	69
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (777 Place - Pomona), Series 2021-B, 4.00% 5/1/2057[1]	100	70
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Acacia On Santa Rosa Creek), Series 2021-B, 4.00% 10/1/2046[1]	100	78
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Parallel-Anaheim), Series 2021-A, 4.00% 8/1/2056[1]	565	495
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-1, 2.65% 12/1/2046[1]	100	77
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-2, 3.00% 12/1/2056[1]	250	173
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-B, 4.00% 12/1/2056[1]	250	188
Educational Facs. Auth., Rev. Bonds (Saint Mary’s College of California), Series 2023-A, 5.50% 10/1/2053	500	523
Enterprise Dev. Auth., Charter School Rev. Ref. Bonds (Rocketship Public Schools - Obligated Group No. 2), Series 2022-A, 4.00% 6/1/2027[1]	250	246
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class ACA, 3.35% 11/25/2033	459	421
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, 0% 6/1/2066	1,000	106
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 7/1/2061[1]	150	134
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2024-A, 5.00% 12/1/2028	100	106
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	190	176
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056[1]	125	123
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 6/30/2029	250	259
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2032	500	500
Municipal Fin. Auth., Special Fac. Rev. Bonds (United Airlines, Inc. Los Angeles International Airport Project), Series 2019, AMT, 4.00% 7/15/2029	550	542
Municipal Fin. Auth., Special Fin. Agcy. VII, Essential Housing Rev. Bonds (The Breakwater Apartments), Series 2021-A-2, 4.00% 8/1/2047[1]	190	159
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-2, 4.375% 8/1/2049[1]	245	200
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-2, 4.00% 12/1/2045[1]	100	80
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-1, 2.80% 3/1/2047[1]	100	73
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2051	100	87
Public Fin. Auth., Senior Living Rev. Bonds (The James), Series 2024-A, 6.50% 6/1/2054[1]	250	245
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2048	250	255
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2049	225	228
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Green Bonds, 2022 Election, Series 2024-B-3, 4.00% 7/1/2054	500	499
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2022-A-2, AMT, 5.00% 5/1/2026	155	158
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2051[1]	300	294
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.50% 12/1/2054	150	150
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.25% 12/1/2056[1]	100	101
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 4.00% 6/1/2026[1]	210	209
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2054	40	41
		7,670

83	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado 7.43%
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Series 2021-A-1, 4.125% 12/1/2051	USD 500	$391
City of Brighton, Ridgeline Vista Metropolitan Dist., G.O. Limited Tax Bonds, Series 2021-A, 5.25% 12/1/2060[5]	500	485
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2046	500	477
City of Colorado Springs, Colorado Crossing Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2020-A-2, 5.00% 12/1/2050	500	482
City of Colorado Springs, Creekwalk Marketplace Business Improvement Dist., Limited Tax Supported and Special Rev. Ref. and Improvement Bonds, Series 2024-A, 6.00% 12/1/2054	500	494
City and County of Denver, Water Rev. Ref. Bonds, Series 2024-A, 5.00% 9/15/2054	1,000	1,079
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2051	1,000	847
Mead Place Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Capital Appreciation Bonds, Series 2024, 0% 12/1/2054[1,4]	500	357
Town of Severance, Hunters Overlook Metropolitan Dist. No. 5, Limited Tax G.O. Rev. Ref. Bonds, Series 2024, 4.25% 12/1/2054	150	143
Sterling Ranch Community Auth. Board, Special Improvement Dist. No. 1, Special Assessment Rev. Bonds, Series 2024, 5.625% 12/1/2043	100	103
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 12/1/2038	500	494
Tree Farm Metropolitan Dist., G.O. Limited Tax Bonds, Series 2021, 4.50% 12/1/2041[1]	500	456
Town of Windsor, Jacoby Farm Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2046[1,5]	500	471
		6,279
Connecticut 0.10%
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2051[1]	100	84
Florida 4.26%
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 5.00% 7/1/2056[1]	350	331
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Plato Academy Schools Project), Series 2024-A, 5.125% 12/15/2054	100	96
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Plato Academy Schools Project), Series 2024-A, 5.125% 12/15/2059	100	96
Counties of Charlotte and Lee, Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2024, 5.25% 5/1/2055[1]	25	25
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Charter Academy Project), Series 2022, 5.00% 10/1/2042[1]	100	100
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2052	250	246
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 5.00% 9/15/2040[1]	150	145
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (GFL Solid Waste Southeast LLC Project), Series 2024-A, AMT, 4.375% 10/1/2054 (put 10/1/2031)[1]	250	249
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2019, AMT, 5.00% 5/1/2029[1]	350	356
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2021, AMT, 3.00% 6/1/2032	250	226
City of Haines City, Charles Cove Community Dev. Dist., Special Assessment Rev. Bonds, Series 2020, 4.25% 5/1/2040	225	213
City of Jacksonville, Boggy Branch Community Dev. Dist., Special Assessment Bonds, Series 2021, 4.00% 5/1/2051	250	207
County of Lee, Esplanade Lake Club Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019-A-2, 4.00% 11/1/2040	185	169
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point Obligated Group), Series 2024-A, 5.25% 11/15/2054	270	280
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2051	500	422
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 1/1/2047	150	143
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2021, 3.25% 5/1/2052	260	195
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2023, 5.25% 5/1/2054[1]	100	103
		3,602

Capital Group Fixed Income ETF Trust	84

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia 1.06%
City of Atlanta, Dev. Auth. Senior Rev. Bonds (Westside Gulch Area Project), Series 2024-A-2, 5.50% 4/1/2039[1]	USD 300	$306
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.25% 10/1/2054	55	58
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-A, 5.00% 5/1/2054 (put 9/1/2031)	500	531
		895
Guam 0.03%
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 4.00% 11/15/2039	25	24
Hawaii 0.37%
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2017-B, AMT, 4.00% 3/1/2037	255	229
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2019, 3.20% 7/1/2039	100	82
		311
Idaho 0.13%
Health Facs. Auth., Rev. Bonds (Terraces of Boise), Series 2021-A, 4.55% 10/1/2056	130	109
Illinois 4.22%
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2036	500	503
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2046	500	490
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 2019-A, 0% 12/1/2025	250	241
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042	220	217
G.O. Bonds, Series 2014, 5.00% 5/1/2032	375	375
G.O. Bonds, Series 2014, 5.00% 2/1/2039	50	50
G.O. Bonds, Series 2021-B, 3.00% 12/1/2041	140	117
Housing Dev. Auth., Housing Rev. Green Bonds, Series 2021-B, 3.00% 4/1/2051	250	244
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2036	250	161
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 6/15/2050	300	307
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 6/15/2039	220	121
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 6/15/2043	400	179
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2033	350	370
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2041	100	95
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Capital Appreciation Bonds, Series 2001, AMBAC insured, 0% 6/15/2025	100	98
		3,568
Indiana 1.71%
Fin. Auth., Environmental Improvement Rev. Ref. Bonds (U.S. Steel Corp. Project), Series 2021-A, 4.125% 12/1/2026	25	25
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2024-A, 5.50% 9/15/2044	195	204
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 11/1/2030	265	251
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-B, 2.50% 11/1/2030	310	283

85	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Indiana (continued)
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2053	USD 100	$98
Fin. Auth., Rev. Ref. Bonds (BHI Senior Living Obligated Group), Series 2021-A, 4.00% 11/15/2041	500	461
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2021, AMT, 3.00% 11/1/2051	170	123
		1,445
Iowa 0.82%
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050 (preref. 12/1/2032)	250	284
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 12/1/2039	205	193
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-C, AMT, 5.00% 12/1/2054	55	53
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, 0% 6/1/2065	1,145	163
		693
Kentucky 0.70%
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 3.70% 1/1/2032[1]	600	589
Louisiana 0.62%
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-B, 2.50% 4/1/2036	125	103
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Westlake Chemical Corp. Projects), Series 2017, 3.50% 11/1/2032	335	319
Public Facs. Auth., Rev. Ref. Bonds (Lake Charles Academy Foundation Project), Series 2024-A, 5.00% 12/15/2043[1]	100	99
		521
Maryland 0.32%
Mayor and City Council of Baltimore, Special Obligation Rev. Bonds (Harbor Point Project), Series 2019-B, 3.375% 6/1/2029[1]	285	271
Michigan 0.92%
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 4/1/2040	100	95
City of Flint, Hospital Building Auth., Rev. and Rev. Ref. Bonds (Hurley Medical Center), Series 2020, 4.00% 7/1/2038	250	235
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2037	100	96
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2041	250	250
Strategic Fund, Limited Obligation Rev. Green Bonds (Graphic Packaging International, LLC Coated Recycled Board Machine Project), Series 2021, AMT, 4.00% 10/1/2061 (put 10/1/2026)	100	100
		776
Mississippi 0.96%
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 9/1/2046	100	100
County of Lowndes, Solid Waste Disposal and Pollution Control Rev. Ref. Bonds (International Paper Co. Project), Series 2022, 2.65% 4/1/2037 (put 4/1/2027)[4]	725	712
		812
Missouri 1.56%
County of Cape Girardeau, Industrial Dev. Auth., Tax Increment and Special Dist. Rev. Bonds (Westpark Mall Redev. Project), Series 2024, 5.50% 5/1/2044[1]	100	97
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2021, 4.00% 8/1/2041	250	222
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2034	120	121

Capital Group Fixed Income ETF Trust	86

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Missouri (continued)
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-E, 6.00% 5/1/2055	USD 640	$705
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-A, 5.00% 8/15/2039	70	74
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.25% 9/1/2053	100	98
		1,317
Nevada 1.32%
Dept. of Business and Industry, Rev. Bonds (Brightline West Passenger Rail Project), Series 2020-A-4, AMT, 8.125% 1/1/2050 (put 8/15/2025)	400	411
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.125% 6/1/2046	105	78
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 4.125% 6/1/2050	490	426
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.75% 6/1/2033	100	103
City of Sparks, Special Improvement Dist. No. 1 (5 Ridges), Local Improvement Bonds, Series 2024, 4.75% 6/1/2034	100	102
		1,120
New Hampshire 4.24%
Business Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 2.95% 4/1/2029 (put 10/1/2019)[1]	100	95
Health and Education Facs. Auth., Education Loan Rev. Bonds (Granite Edvance Corp. Issue), Series 2024-B, AMT, 4.00% 11/1/2044	5	5
Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-B, 3.75% 6/1/2041[3]	1,100	1,100
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2024-A, 4.53% 10/15/2034[1]	100	100
National Fin. Auth., Municipal Certs., Series 2022-1, Class A, 4.375% 9/20/2036	484	481
National Fin. Auth., Municipal Certs., Series 2022-2, Class A, 4.00% 10/20/2036	485	468
National Fin. Auth., Municipal Certs., Series 2024-4, Class B-CA, 3.926% 7/20/2040[3]	250	227
National Fin. Auth., Municipal Certs., Series 2024-3, Class A, 4.035% 10/20/2041[3]	125	118
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.00% 11/1/2027[1]	100	98
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-C, AMT, 4.875% 11/1/2042[1]	100	95
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living Project), Series 2021, 4.00% 1/1/2041	300	272
National Fin. Auth., Special Rev. Bonds (Grand Prairie Project), Series 2024, 5.875% 12/15/2032[1]	275	269
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 6.25% 12/15/2038[1]	250	259
		3,587
New Jersey 0.42%
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2035	250	249
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2022, AMT, 4.00% 12/1/2041	105	103
		352
New York 10.27%
City of Albany Capital Resource Corp., Rev. Bonds (Kipp Capital Region Public Charter Schools Project), Series 2024, 4.75% 6/1/2054	500	495
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, 5.25% 10/1/2049	50	53
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2024-A, 5.00% 3/15/2049	750	806
New York City Industrial Dev. Agcy., PILOT Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2026	200	203
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 1/1/2046	100	78
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2024-BB-1, 5.25% 6/15/2054	1,000	1,088

87	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2023-F-1, 5.00% 2/1/2044	USD 1,000	$1,079
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-C, 5.00% 5/1/2053	500	533
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-C-C1, 5.00% 5/1/2048	500	539
Onongada Civic Dev. Corp., Rev. Ref. Bonds (Crouse Health Hospital, Inc. Project), Series 2024-A, 5.375% 8/1/2054	50	45
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-E-2, 5.35% 11/1/2049[1]	500	501
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 3.00% 8/1/2031	250	233
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2028	250	260
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 8/1/2026	45	45
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 1/1/2050	500	500
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2029	500	516
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2031	500	514
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 10/1/2035	500	519
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AMT, 5.50% 6/30/2060	500	524
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal Six Redev. Project), Capital Appreciation Bonds, Series 2024-B, AMT, 0% 12/31/2054 (5.00% on 12/31/2034)[4]	75	48
County of Westchester Industrial Dev. Agcy., Special Fac. Rev. Bonds (Million Air Two, LLC. General Aviation Facs. Project), Series 2017-A, AMT, 7.00% 6/1/2046[1]	100	105
		8,684
North Carolina 0.61%
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 10/1/2050	250	217
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2038	150	153
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2049	100	100
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-A, 5.50% 9/1/2054	45	45
		515
Ohio 2.59%
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, AMT, 4.25% 11/1/2039 (put 6/1/2027)	250	252
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (AMG Vanadium Project), Series 2019, AMT, 5.00% 7/1/2049[1]	250	233
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-B-2, 5.00% 6/1/2055	600	532
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2033	100	97
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2023-A, 5.75% 1/1/2053	190	198
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2020, 5.00% 9/15/2050	250	250
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 12/1/2045	100	97
Port Auth., Gas Supply Rev. Bonds, Series 2024-A, 5.00% 2/1/2055 (put 8/1/2030)	500	528
		2,187
Oklahoma 0.11%
Norman Regional Hospital Auth., Hospital Rev. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2019, 5.00% 9/1/2045	100	95

Capital Group Fixed Income ETF Trust	88

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Oregon 1.80%
Dept. of Administrative Services, State Lottery Rev. Ref. Bonds, Series 2024-A, 5.00% 4/1/2042	USD 500	$553
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2051	500	379
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2056	500	368
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2040	250	226
		1,526
Pennsylvania 1.69%
Berks County Municipal Auth. Rev. Bonds (Tower Health Project), Series 2024-A-3, 5.00% 6/30/2039	193	186
Berks County Municipal Auth. Rev. Bonds (Tower Health Project), Series 2024-A-4, 7.00% 6/30/2039	252	227
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2024-A-2, 6.00% 6/30/2034	36	39
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2024-A-1, 8.00% 6/30/2034	21	21
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2021, 4.00% 7/15/2051	100	82
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019-A, AMT, 4.25% 8/1/2038 (put 8/1/2025)	500	500
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.625% 6/1/2042	250	222
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-146A, 6.25% 10/1/2054	45	49
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2054	110	105
		1,431
Puerto Rico 5.71%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 4.00% 7/1/2042[1]	500	470
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2047[1]	250	228
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018[5]	120	65
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2025[5]	615	334
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042[5]	370	201
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, 3.469% 7/1/2017[4,5]	5	3
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.625% 7/1/2021[5]	5	3
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	189	196
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	51	54
G.O. Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	53	58
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	64	63
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035	250	244
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	58	56
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	250	237
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046	215	200
G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[3]	1,347	826
G.O. Taxable Bonds, Series 2022, 0% 11/1/2051	993	617
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2018-A-1, 4.75% 7/1/2053	72	71
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Capital Appreciation Bonds, Series 2007-A, Class 2, 0% 8/1/2047[3]	209	64
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	72	71
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040	23	23
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046	1,814	587
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2051	665	156
		4,827
Rhode Island 0.49%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2024, 5.25% 5/15/2049	150	159
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2019-A, AMT, 5.00% 12/1/2026	250	255
		414

89	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Carolina 0.84%
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 1/1/2042	USD 300	$89
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (The Woodlands at Furman Project), Series 2020-A, 5.00% 11/15/2054	250	238
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (Seafields at Kiawah Island Project), Series 2023-A, 7.50% 11/15/2053	260	278
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2035	100	102
		707
Tennessee 0.55%
Metropolitan Dev. and Housing Agcy., Tennessee Tax Increment Rev. Bonds (Fifth & Broadway Dev. Project), Series 2018, 5.125% 6/1/2036[1]	250	254
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Special Assessment Rev. Bonds (South Nashville Central Business Improvement Dist.), Series 2021-A, 4.00% 6/1/2051[1]	250	216
		470
Texas 7.23%
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.50% 6/15/2044[1]	500	475
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.75% 8/15/2062	100	91
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2022, AMT, 10.00% 6/1/2042[1,3]	100	90
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Gladieux Metals Recycling, LLC Project), Series 2020, 8.50% 3/1/2039[1,5]	100	85
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2024-1-A, AMT, 4.00% 4/1/2045	50	47
City of Celina, Special Assessment Rev. Bonds (Mosaic Public Improvement Dist. Improvement Area #2 Project), Series 2024, 5.50% 9/1/2054[1]	100	101
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 11/1/2042	100	100
City of Friendswood, Special Assessment Rev. Bonds (Friendswood City Center Public Improvement Dist. Initial Major Improvements Project), Series 2024, 7.00% 9/15/2054	250	250
County of Galveston, Municipal Utility Dist. No. 79, Unlimited Tax Bonds, Series 2024, 4.625% 4/1/2047	550	524
County of Harris, Permanent Improvement Tax and Rev. Certs. of Obligation, Series 2024, 5.00% 9/15/2054	150	160
County of Harris, Unlimited Tax Road Rev. Ref. Bonds, Series 2024-A, 5.00% 9/15/2054	150	160
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 1/1/2048	100	100
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2024-C, 6.00% 7/1/2054	500	550
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.25% 7/15/2034	250	262
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2024-B, AMT, 5.50% 7/15/2037	200	212
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-C, AMT, 5.00% 7/15/2027	100	102
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2015-B-1, AMT, 5.00% 7/15/2030	500	502
City of Houston, G.O. Rev. Ref. Bonds, Series 2024-A, 5.25% 3/1/2049	500	545
City of Justin, Special Assessment Rev. Bonds (Timberbrook Public Improvement Dist. No. 1 Improvement Area #2 Project), Series 2021, 4.00% 9/1/2051[1]	100	85
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 1/1/2041	250	219
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2024-1-A, AMT, 4.125% 6/1/2045	50	47
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2024-A, 5.00% 2/15/2049	1,000	1,062
Surface Transportation Corp., Private Activity Rev. Bonds (NTE Mobility Partners Segments 3 LLC Segment 3C Project), Series 2019, AMT, 5.00% 6/30/2058	250	254
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.125% 11/15/2049	100	92
		6,115

Capital Group Fixed Income ETF Trust	90

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Utah 2.91%
Fiddlers Canyon Infrastructure Fncg. Dist., Special Assessment Bonds (Fiddlers Canyon Assessment Area), Series 2024, 5.625% 12/1/2053[1]	USD 100	$98
Housing Corp., Single Family Mortgage Bonds, Series 2024-I, 6.25% 7/1/2055	100	112
Mida Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area), Series 2020-A, 4.25% 8/1/2035[1]	105	102
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2030[1]	100	99
MIDA Mountain Village Public Infrastructure Dist., Tax Allocation Rev. Bonds, Series 2024-2, 6.00% 6/15/2054[1]	550	567
Military Installation Dev. Auth., Tax Allocation Rev. Bonds, Series 2021-A-2, 4.00% 6/1/2036	500	467
NS Public Infrastructure Dist. No. 1, Special Assessment bonds (NS Assessment Area No. 1), Series 2024, 6.00% 12/1/2044[1]	100	95
Sun Stone Infrastructure Fncg. Dist., Special Assessment Bonds (Sun Stone Assessment Area No. 1), Series 2024, 6.75% 6/1/2054[1]	250	246
Three Bridges Public Infrastructure Dist. No. 1, Special Assessment Bonds (Three Bridges Assessment Area No. 1), Series 2024-1, 5.00% 12/1/2036[1]	250	247
Three Bridges Public Infrastructure Dist. No. 1, Special Assessment Bonds (Three Bridges Assessment Area No. 1), Series 2024-2, 6.00% 12/1/2053[1]	250	249
Wood Ranch Public Infrastructure Dist., Special Assessment Bonds (Wood Ranch Assessment Area No. 1), Series 2024, 5.625% 12/1/2053[1]	180	183
		2,465
Vermont 0.55%
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2021-A, 4.00% 5/1/2037	250	239
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.375% 6/15/2039	250	229
		468
Virgin Islands 0.31%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2028	250	259
Virginia 1.77%
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2038	500	504
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2018, 5.00% 7/1/2048	200	196
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Bonds, Series 2017-A, 5.00% 7/1/2046[1]	500	487
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.00% 12/1/2034	50	53
Small Business Fncg. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2024-A, 5.00% 12/1/2039	100	105
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-3, 5.375% 9/1/2029	145	149
		1,494
Washington 4.24%
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 7/1/2048	95	97
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2018, 4.00% 7/1/2058	125	112
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-D, 5.00% 10/1/2041	250	250
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 12/20/2035	615	568
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Rockwood Retirement Communities), Series 2020-A, 5.00% 1/1/2056[1]	100	92
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2038[1]	100	97
Housing Fin. Commission, Nonprofit Housing, Rev. and Rev. Ref. Bonds (Bayview Manor Senior Project), Series 2016-A, 5.00% 7/1/2051[1]	250	223
County of King, Limited Tax G.O. Rev. Ref. Bonds, Series 2024-B, 5.00% 12/1/2054	1,000	1,074
Motor Vehicle Fuel Tax and Vehicle Related Fees G.O. Bonds, Series 2021-F, 5.00% 6/1/2043	500	536
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2014, 5.00% 10/1/2054	500	537
		3,586

91	Capital Group Fixed Income ETF Trust

Capital Group Municipal High-Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
West Virginia 0.18%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Arch Resources Project), Series 2021, AMT, 4.125% 7/1/2045 (put 7/1/2025)	USD 150	$149
Wisconsin 5.10%
Health and Educational Facs. Auth., Rev. Bonds (Chiara Housing and Services, Inc. Project), Series 2024, 5.875% 7/1/2055	150	148
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2024-A, 5.50% 2/15/2054	665	721
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2051[1]	100	78
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy, Inc.), Series 2024, 5.625% 6/15/2059[1]	500	492
Public Fin. Auth., Education Rev. Ref. Bonds (Pinecrest Academy of Nevada-Sloan Canyon Campus Project), Series 2024-A, 4.50% 7/15/2049[1]	180	170
Public Fin. Auth., Educational Facs. Rev. Bonds (Cincinnati Classical Academy), Series 2024-A, 6.00% 6/15/2064[1]	100	100
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Mayfair Project), Series 2024-A-4, 5.50% 11/15/2032[1]	230	230
Public Fin. Auth., Rev. Bonds (Inperium Project), Series 2024, 5.75% 12/1/2054[1]	100	101
Public Fin. Auth., Rev. Bonds (Puerto Rico Toll Roads Monetization Project), Series 2024, AMT, 5.75% 7/1/2054	200	215
Public Fin. Auth., Rev. Bonds (WFCS Portfolio Projects), Series 2020-A-1, 5.00% 1/1/2055[1]	125	120
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 4.125% 6/15/2029[1]	165	162
Public Fin. Auth., Rev. Ref. Bonds (Celanese Corp.), Series 2016-C, AMT, 4.30% 11/1/2030	75	75
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2042[1]	500	455
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 1/1/2035	250	257
Public Fin. Auth., Special Rev. Bonds (Signorelli Projects, Municipal Utility Dists., Montgomery and Waller Counties), Series 2024, 5.375% 12/15/2032[1]	350	350
Public Fin. Auth., Pooled Charter School Certs., Series 2023-1-B, 0.001% 7/1/2062[1,3]	535	392
Public Fin. Auth., Pooled Charter School Certs., Series 2023-1, 5.75% 7/1/2062	238	249
		4,315
Total bonds, notes & other debt instruments (cost: $80,539,000)		80,228
Short-term securities 4.19%
Municipals 4.19%
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 3.93% 1/1/2033[3]	700	700
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 3.88% 10/1/2047[3]	345	345
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2000-B, 3.95% 3/1/2040[3]	1,100	1,100
State of Arizona, City of Phoenix, Industrial Dev. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2013, AMT, 4.25% 12/1/2035 (put 2/3/2025)[6]	550	550
State of New Hampshire, National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2019-A-4, AMT, 4.50% 8/1/2038 (put 7/1/2025)[6]	850	851
		3,546
Total short-term securities (cost: $3,545,000)		3,546
Total investment securities 99.08% (cost: $84,084,000)		83,774
Other assets less liabilities 0.92%		778
Net assets 100.00%		$84,552

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $18,006,000, which represented
21.30% of the net assets of the fund.

[2]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	Step bond; coupon rate may change at a later date.
[5]	Scheduled interest and/or principal payment was not received.
[6]	For short-term securities, the mandatory put date is considered to be the maturity date.

Capital Group Fixed Income ETF Trust	92

Capital Group Municipal High-Income ETF  (continued)

Key to abbreviation(s)
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
Certs. = Certificates
Dept. = Department
Dev. = Development
Dist. = District
Dists. = Districts
Econ. = Economic

Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
Refer to the notes to financial statements.

93	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 96.95%		Principal amount (000)	Value (000)
Mortgage-backed obligations 36.22%
Collateralized mortgage-backed obligations (privately originated) 13.76%
	Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028)[1,2,3]	USD1,731	$1,724
	Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049[1,2,4]	76	73
	Arroyo Mortgage Trust, Series 2019-2, Class A3, 3.8% 4/25/2049[1,2,4]	354	341
	Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,2,3]	292	277
	Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028)[1,2,3]	3,762	3,595
	ATLX Trust, Series 2024-RPL2, Class A1, 3.85% 4/25/2063 (4.85% on 10/1/2028)[1,2,3]	2,348	2,250
	BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[1,2,4]	62	61
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 7/25/2026[1,2,4]	400	397
	Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027)[1,2,3]	2,116	2,116
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[1,2,4]	895	883
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034[1,2,4]	485	463
	Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[1,2,4]	3,373	3,274
	Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054[1,2]	2,273	2,209
	CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[1,2,4]	33	33
	COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027)[1,2,3]	966	971
	Connecticut Avenue Securities Trust, Series 2015-C01, Class 1M2, (30-day Average USD-SOFR + 4.414%) 8.983% 2/25/2025[1,4]	381	383
	Connecticut Avenue Securities Trust, Series 2016-C02, Class 1M2, (30-day Average USD-SOFR + 6.114%) 10.683% 9/25/2028[1,4]	65	67
	Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M1, (30-day Average USD-SOFR + 2.10%) 6.669% 3/25/2042[1,2,4]	920	933
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.969% 12/25/2042[1,2,4]	1,160	1,193
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.469% 6/25/2043[1,2,4]	354	358
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.269% 7/25/2043[1,2,4]	368	369
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.619% 1/25/2044[1,2,4]	1,134	1,135
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 7.269% 1/25/2044[1,2,4]	995	1,022
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 2/25/2044[1,2,4]	804	805
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B1, (30-day Average USD-SOFR + 2.50%) 7.069% 2/25/2044[1,2,4]	593	604
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 5/25/2044[1,2,4]	1,094	1,094
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, (30-day Average USD-SOFR + 2.20%) 6.769% 5/25/2044[1,2,4]	333	336
	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 5.719% 9/25/2044[1,2,4]	2,084	2,092
	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 6.169% 9/25/2044[1,2,4]	275	277
	Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.196% 8/1/2054[1,2,4]	620	612
	Finance of America HECM Buyout, Series 24-HB1, Class A1A, 4.00% 10/1/2034[1,2,4]	2,778	2,748
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (30-day Average USD-SOFR + 4.814%) 9.383% 4/25/2028[1,4]	55	57
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 10.233% 7/25/2028[1,4]	168	174
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 6.769% 5/25/2042[1,2,4]	140	142
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.519% 6/25/2042[1,2,4]	1,013	1,044
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.719% 9/25/2042[1,2,4]	1,475	1,489
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.919% 2/25/2044[1,2,4]	1,487	1,498
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.819% 5/25/2044[1,2,4]	2,049	2,058

Capital Group Fixed Income ETF Trust	94

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 5.619% 10/25/2044[1,2,4]	USD1,914	$1,919
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 6.383% 1/25/2050[1,2,4]	118	118
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 6.533% 2/25/2050[1,2,4]	134	136
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,2,3]	781	786
	GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[1,2,3]	1,882	1,822
	Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[1,2,3]	483	488
	Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[1,2,3]	1,532	1,535
	MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/1/2064 (6.272% on 8/1/2028)[1,2,3]	4,813	4,762
	MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028)[1,2,3]	2,406	2,428
	Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[1,2,4]	271	261
	Mill City Mortgage Trust, Series 2019-1, Class A1, 3.25% 10/25/2069[1,2,4]	125	122
	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[1,2,3]	1,862	1,881
	New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 7/25/2059[1,2,4]	600	573
	New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[1,2,4]	222	211
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[1,2,4]	569	524
	Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.627% 3/25/2053[1,2,4]	1,066	1,049
	Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[1,2,3]	787	791
	Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026)[1,2,3]	485	486
	Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[1,2,3]	498	500
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,2,3]	1,138	1,145
	Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.642% 4/25/2053[1,2,4]	2,331	2,277
	Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,2,3]	1,568	1,577
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,2,3]	1,374	1,386
	Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028)[1,2,3]	2,849	2,875
	Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[1,2,3]	3,655	3,689
	Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028)[1,2,3]	2,344	2,320
	Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028)[1,2,3]	4,556	4,573
	Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028)[1,2,3]	2,705	2,704
	Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029[1,2,3]	1,343	1,222
	Progress Residential Trust, Series 2021-SFR2, Class A, 1.546% 4/19/2038[1,2]	1,691	1,639
	Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[1,2]	1,957	1,873
	Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,2]	485	465
	Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[1,2]	1,149	1,071
	Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[1,2]	2,249	2,055
	Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.147% 10/17/2041[1,2,4]	1,651	1,659
	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,2,4]	26	26
	Towd Point Mortgage Trust, Series 2015-5, Class B1, 4.033% 5/25/2055[1,2,4]	990	967
	Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[1,2,4]	362	355
	Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056[1,2,4]	2,700	2,672
	Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[1,2,4]	188	186
	Towd Point Mortgage Trust, Series 2017-2, Class A4, 3.608% 4/25/2057[1,2,4]	470	463

95	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[1,2,4]	USD63	$63
	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[1,2,4]	371	363
	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058[1,2,4]	266	262
	Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058[1,2,4]	447	429
	Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.705% 12/25/2058[1,2,4]	455	438
	Towd Point Mortgage Trust, Series 15-2, Class 1B2, 3.777% 11/25/2060[1,2,4]	1,225	1,172
	Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[1,2]	1,009	959
	Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.163% 7/25/2065[1,2,4]	1,873	1,845
	Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[1,2]	1,373	1,357
	Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[1,2]	348	345
	Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041[1,2]	2,249	2,184
	Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[1,2,3]	535	536
	Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[1,2,3]	215	215
	Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[1,2,3]	643	649
	Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028)[1,2,3]	1,445	1,455
	Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[1,2,3]	4,227	4,266
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,2,3]	1,232	1,242
	Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/01/2028)[1,2,3]	1,134	1,126
	Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069[1,2,4]	2,516	2,504
	Verus Securitization Trust, Series 2024-9, Class A1, 5.493% 11/25/2069[1,2,4]	2,163	2,173
			120,331

Federal agency mortgage-backed obligations 13.74%
	Fannie Mae Pool #MA5477 6.00% 9/1/2039[1]	242	246
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[1]	7,454	7,497
	Fannie Mae Pool #DA1075 6.00% 11/1/2053[1]	29	29
	Fannie Mae Pool #CB7612 6.00% 12/1/2053[1]	66	66
	Fannie Mae Pool #DA7801 5.50% 1/1/2054[1]	925	914
	Fannie Mae Pool #MA5246 5.50% 1/1/2054[1]	37	37
	Fannie Mae Pool #DA5980 6.00% 1/1/2054[1]	971	976
	Fannie Mae Pool #DA5779 6.00% 1/1/2054[1]	125	127
	Fannie Mae Pool #DA9467 6.00% 2/1/2054[1]	59	60
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	4,000	3,950
	Fannie Mae Pool #DA9742 6.00% 3/1/2054[1]	187	189
	Fannie Mae Pool #DA6019 5.50% 4/1/2054[1]	943	931
	Fannie Mae Pool #DB2745 5.50% 4/1/2054[1]	500	494
	Fannie Mae Pool #BY7524 5.50% 4/1/2054[1]	38	37
	Fannie Mae Pool #DB2626 5.50% 4/1/2054[1]	31	31
	Fannie Mae Pool #MA5328 6.00% 4/1/2054[1]	828	832
	Fannie Mae Pool #DB1087 6.00% 5/1/2054[1]	929	934
	Fannie Mae Pool #DB6906 6.50% 7/1/2054[1]	558	570
	Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]	4,622	4,652
	Fannie Mae Pool #CB9215 6.00% 9/1/2054[1]	1,379	1,400
	Freddie Mac Pool #SB8328 5.50% 9/1/2039[1]	528	532
	Freddie Mac Pool #SD3513 6.00% 8/1/2053[1]	33	34
	Freddie Mac Pool #QH6125 6.00% 12/1/2053[1]	34	34
	Freddie Mac Pool #QH9078 5.50% 1/1/2054[1]	500	495
	Freddie Mac Pool #RJ1372 6.00% 1/1/2054[1]	1,635	1,643
	Freddie Mac Pool #RJ0854 6.50% 1/1/2054[1]	137	140
	Freddie Mac Pool #QH9775 5.50% 2/1/2054[1]	500	494
	Freddie Mac Pool #RJ1419 5.50% 5/1/2054[1]	3,981	3,943
	Freddie Mac Pool #RJ1448 5.50% 5/1/2054[1]	2,559	2,535
	Freddie Mac Pool #SD8431 5.50% 5/1/2054[1]	500	494

Capital Group Fixed Income ETF Trust	96

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
	Freddie Mac Pool #SD8432 6.00% 5/1/2054[1]	USD4,843	$4,869
	Freddie Mac Pool #QI6042 6.00% 5/1/2054[1]	803	808
	Freddie Mac Pool #SD8439 6.00% 6/1/2054[1]	2,079	2,090
	Freddie Mac Pool #QI8145 6.00% 6/1/2054[1]	949	955
	Freddie Mac Pool #RJ1725 6.50% 6/1/2054[1]	218	224
	Freddie Mac Pool #RJ2526 6.00% 7/1/2054[1]	591	594
	Freddie Mac Pool #RJ1986 6.50% 7/1/2054[1]	2,348	2,402
	Freddie Mac Pool #SD8448 6.50% 7/1/2054[1]	924	943
	Freddie Mac Pool #SD5986 6.50% 7/1/2054[1]	785	807
	Freddie Mac Pool #SD8454 6.00% 8/1/2054[1]	3,397	3,415
	Freddie Mac Pool #SD8462 5.50% 9/1/2054[1]	27,169	26,826
	Freddie Mac Pool #QJ3945 6.00% 9/1/2054[1]	38	39
	Freddie Mac Pool #QJ5733 6.00% 10/1/2054[1]	158	159
	Uniform Mortgage-Backed Security 6.00% 1/1/2040[1]	3,127	3,180
	Uniform Mortgage-Backed Security 5.00% 1/1/2055[1,5]	33,250	32,094
	Uniform Mortgage-Backed Security 6.00% 1/1/2055[1,5]	6,396	6,426
			120,147

Commercial mortgage-backed securities 8.72%
	AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038[1,2]	2,477	2,337
	ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.089% 7/15/2041[1,2,4]	447	450
	Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.590% 11/10/2029[1,2,4]	2,337	2,329
	Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[1]	260	257
	Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050[1]	819	794
	Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050[1]	1,127	1,091
	Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056[1,4]	133	137
	Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057[1]	1,273	1,296
	Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057[1]	430	442
	Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057[1]	2,142	2,206
	Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057[1,4]	350	361
	Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057[1,4]	166	170
	Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[1]	414	378
	Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[1,2]	1,000	992
	Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 5.316% 3/15/2037[1,2,4]	241	228
	Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057[1]	574	584
	Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[1,4]	305	293
	Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[1]	410	395
	Benchmark Mortgage Trust, Series 2018-B3, Class AS, 4.195% 4/10/2051[1,4]	800	756
	Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[1,4]	145	141
	Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053[1]	351	293
	Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057[1]	845	859
	Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057[1,4]	50	51
	Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057[1]	53	54
	Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.909% 11/15/2057[1]	220	227
	BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 5.739% 3/15/2041[1,2,4]	1,002	1,004
	BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056[1,4]	89	93
	BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056[1,4]	60	63
	BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057[1,4]	561	577
	BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057[1,4]	985	1,019
	BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057[1]	1,784	1,791
	BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[1,4]	450	458
	BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 6.318% 8/15/2041[1,2,4]	4,000	4,025
	BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.295% 4/15/2037[1,2,4]	1,000	1,005

97	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.80% 12/15/2039[1,2,4]	USD2,309	$2,313
	BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.839% 4/15/2029[1,2,4]	1,904	1,911
	BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.997% 5/15/2034[1,2,4]	655	657
	BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.462% 9/15/2036[1,2,4]	189	188
	BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.362% 11/15/2038[1,2,4]	433	433
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.387% 2/15/2039[1,2,4]	483	482
	BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.088% 8/15/2039[1,2,4]	2,204	2,223
	BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.848% 8/15/2039[1,2,4]	102	103
	BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 8.094% 8/15/2039[1,2,4]	140	141
	BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[1,2,4]	3,803	3,762
	BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[1,2]	887	847
	CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.288% 7/15/2041[1,2,4]	454	456
	CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[1,2,4]	983	989
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.360% 7/10/2028[1,2,4]	750	775
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.820% 10/12/2040[1,2,4]	361	367
	Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[1]	1,000	980
	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 4/10/2049[1]	270	265
	Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[1]	435	433
	CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A5, 3.458% 11/15/2050[1,4]	1,800	1,698
	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,2]	2,490	2,556
	ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[1,2,4]	1,928	1,948
	ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039[1,2,4]	1,752	1,770
	Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.592% 7/15/2038[1,2,4]	440	441
	Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.892% 7/15/2038[1,2,4]	440	441
	FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[1]	1,216	1,237
	FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,2]	808	835
	FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 6.208% 8/15/2039[1,2,4]	4,000	4,017
	Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.088% 5/15/2041[1,2,4]	1,356	1,363
	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[1]	56	55
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[1,2,4]	591	595
	Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A, (1-month USD CME Term SOFR + 2.489%) 6.886% 8/15/2039[1,4]	200	200
	LV Trust, Series 2024-SHOW, Class A, 5.104% 10/10/2041[1,2,4]	2,549	2,513
	Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[1,2]	857	788
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class A4, 3.338% 3/15/2048[1]	200	199
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[1]	500	485
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[1,4]	500	484
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A-4, 3.372% 10/15/2048[1]	305	302
	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[1]	550	534
	Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.569% 11/25/2053[1,2,4]	206	215

Capital Group Fixed Income ETF Trust	98

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.319% 7/25/2054[1,2,4]	USD543	$549
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.789% 5/15/2039[1,2,4]	708	709
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 6.138% 5/15/2039[1,2,4]	486	483
	SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.662% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,2,3]	1,000	977
	SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 6.012% 5/15/2038[1,2,4]	362	348
	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3, 2.779% 10/10/2048[1]	766	742
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.397% 1/15/2039[1,2,4]	500	499
	Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A5, 3.451% 2/15/2048[1]	525	523
	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[1,4]	500	496
	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[1,4]	500	496
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057[1]	40	42
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057[1]	225	232
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.146% 11/15/2057[1,4]	358	369
	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058[1,4]	1,565	1,551
	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059[1]	541	532
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.186% 11/15/2027[1,2,4]	206	208
	WSTN Trust, Series 2023-MAUI, Class C, 7.69% 8/5/2027[1,2,4]	100	102
	WSTN Trust, Series 2023-MAUI, Class B, 7.018% 7/5/2037[1,2,4]	173	176
			76,191
	Total mortgage-backed obligations		316,669
Corporate bonds, notes & loans 34.69%
Financials 13.88%
	AerCap Ireland Capital DAC 5.75% 6/6/2028	150	153
	American Express Co. 2.25% 3/4/2025	1,425	1,421
	American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[3]	2,324	2,354
	American Express Co. 5.043% 7/26/2028 (USD-SOFR + 0.93% on 7/26/2027)[3]	1,270	1,277
	American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[3]	335	341
	Aon Global, Ltd. 3.875% 12/15/2025	903	897
	Aon North America, Inc. 5.125% 3/1/2027	1,425	1,435
	Aon North America, Inc. 5.15% 3/1/2029	1,110	1,114
	Arthur J. Gallagher & Co. 4.60% 12/15/2027	1,150	1,146
	Arthur J. Gallagher & Co. 4.85% 12/15/2029	316	315
	Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[3]	4,366	4,296
	Bank of America Corp. 4.827% 7/22/2026 (USD-SOFR + 1.75% on 7/22/2025)[3]	2,609	2,609
	Bank of America Corp. 1.197% 10/24/2026 (USD-SOFR + 1.01% on 10/24/2025)[3]	86	84
	Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[3]	1,550	1,554
	Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[3]	900	904
	Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029)[3]	222	201
	Bank of New York Mellon Corp. 4.414% 7/24/2026 (USD-SOFR + 1.345% on 7/24/2025)[3]	2,844	2,837
	Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[3]	178	178
	BNP Paribas SA 3.375% 1/9/2025[2]	365	365

99	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[2,3]	USD300	$300
	BPCE SA 1.625% 1/14/2025[2]	650	649
	BPCE SA 6.612% 10/19/2027 (USD-SOFR + 1.98% on 10/19/2026)[2,3]	1,477	1,514
	CaixaBank, SA 6.684% 9/13/2027 (USD-SOFR + 2.08% on 9/13/2026)[2,3]	1,115	1,145
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[2,3]	100	102
	CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[2,3]	215	217
	Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (USD-SOFR + 0.93% on 9/11/2026)[3]	2,050	2,041
	Capital One Financial Corp. 3.20% 2/5/2025	756	756
	Capital One Financial Corp. 4.25% 4/30/2025	1,646	1,643
	Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[3]	1,875	1,874
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[3]	213	216
	Charles Schwab Corp. (The) 5.875% 8/24/2026	400	407
	Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[3]	115	117
	Citibank, NA 5.438% 4/30/2026	2,300	2,322
	Citibank, NA 4.929% 8/6/2026	1,300	1,306
	Citibank, NA 4.838% 8/6/2029	500	498
	Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[3]	2,138	2,133
	Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[3]	72	72
	Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[3]	1,560	1,569
	Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[3]	350	350
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[3]	354	359
	Corebridge Financial, Inc. 3.50% 4/4/2025	638	636
	Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[3]	1,210	1,151
	Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029)[3]	475	464
	Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[3]	225	202
	Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029)[3]	184	182
	Global Payments, Inc. 2.65% 2/15/2025	1,318	1,314
	Goldman Sachs Group, Inc. 3.50% 4/1/2025	2,423	2,415
	Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[3]	295	281
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[3]	1,850	1,889
	Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029)[3]	1,959	1,919
	HSBC Holdings PLC 5.887% 8/14/2027 (USD-SOFR + 1.57% on 8/14/2026)[3]	3,027	3,072
	HSBC Holdings PLC 5.597% 5/17/2028 (USD-SOFR + 1.06% on 5/17/2027)[3]	525	531
	HSBC USA, Inc. 5.625% 3/17/2025	1,142	1,144
	Intercontinental Exchange, Inc. 4.00% 9/15/2027	125	123
	JPMorgan Chase & Co. 2.083% 4/22/2026 (USD-SOFR + 1.85% on 4/22/2025)[3]	1,874	1,858
	JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[3]	4,433	4,422
	JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[3]	2,213	2,221
	JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[3]	630	641
	JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[3]	250	253
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[3]	545	556
	JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[3]	1,625	1,618
	JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[3]	3,700	3,631
	Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[3]	1,610	1,634
	Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[3]	825	832
	Marsh & McLennan Cos., Inc. 4.55% 11/8/2027	1,350	1,349
	Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	1,000	988
	Metropolitan Life Global Funding I 3.45% 12/18/2026[2]	1,000	980
	Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[3]	2,125	2,161
	Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[3]	475	480
	Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[3]	425	426
	Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[3]	900	916
	Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[3]	1,400	1,396
	Nasdaq, Inc. 5.65% 6/28/2025	1,088	1,093
	National Australia Bank, Ltd. 5.087% 6/11/2027	1,450	1,468
	National Australia Bank, Ltd. 4.50% 10/26/2027	1,050	1,044
	NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027)[3]	1,695	1,716
	New York Life Global Funding 4.60% 12/5/2029[2]	814	808

Capital Group Fixed Income ETF Trust	100

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	PNC Financial Services Group, Inc. 4.758% 1/26/2027 (USD-SOFR + 1.085% on 1/26/2026)[3]	USD2,445	$2,442
	PNC Financial Services Group, Inc. 6.615% 10/20/2027 (USD-SOFR + 1.73% on 10/20/2026)[3]	1,735	1,788
	PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[3]	108	110
	Royal Bank of Canada 4.875% 1/12/2026	680	682
	Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029)[3]	925	906
	Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	1,000	1,027
	Synchrony Bank 5.40% 8/22/2025	1,000	1,001
	Synchrony Financial 5.935% 8/2/2030 (USD-SOFR index + 2.13% on 8/2/2029)[3]	223	225
	Toronto-Dominion Bank (The) 0.75% 9/11/2025	875	852
	Toronto-Dominion Bank (The) 4.568% 12/17/2026	1,250	1,247
	Toronto-Dominion Bank (The) 5.523% 7/17/2028	180	183
	Toronto-Dominion Bank (The) 4.783% 12/17/2029	458	452
	Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026)[3]	4,543	4,619
	Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[3]	149	150
	U.S. Bancorp 1.45% 5/12/2025	1,433	1,417
	U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[3]	166	170
	U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[3]	100	101
	UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[2,3]	1,300	1,285
	UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[2,3]	2,700	2,596
	UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[2,3]	700	705
	Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[3]	1,612	1,607
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[3]	2,200	2,236
	Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[3]	1,550	1,545
	Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[3]	740	751
	Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029)[3]	325	326
	Wells Fargo Bank, N.A. 5.45% 8/7/2026	1,250	1,266
	Willis North America, Inc. 4.65% 6/15/2027	820	818
			121,392

Health care 3.82%
	AbbVie, Inc. 4.80% 3/15/2027	1,425	1,433
	AbbVie, Inc. 4.80% 3/15/2029	1,225	1,224
	Amgen, Inc. 1.90% 2/21/2025	1,345	1,340
	Amgen, Inc. 5.25% 3/2/2025	1,248	1,249
	Amgen, Inc. 5.507% 3/2/2026	885	885
	Amgen, Inc. 2.20% 2/21/2027	1,306	1,239
	Amgen, Inc. 5.15% 3/2/2028	1,276	1,286
	Astrazeneca Finance, LLC 4.85% 2/26/2029	492	493
	Baxter International, Inc. 1.915% 2/1/2027	2,565	2,419
	Becton, Dickinson and Co. 4.874% 2/8/2029	315	314
	Becton, Dickinson and Co. 5.081% 6/7/2029	488	491
	Boston Scientific Corp. 1.90% 6/1/2025	505	499
	Bristol-Myers Squibb Co. 4.90% 2/22/2027	2,000	2,017
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	1,000	1,005
	Cigna Group (The) 5.00% 5/15/2029	500	500
	CVS Health Corp. 5.00% 2/20/2026	2,050	2,049
	CVS Health Corp. 5.00% 1/30/2029	210	207
	CVS Health Corp. 5.40% 6/1/2029	825	826
	Elevance Health, Inc. 4.75% 2/15/2030	451	446
	GE HealthCare Technologies, Inc. 4.80% 8/14/2029	159	158
	HCA, Inc. 5.375% 2/1/2025	2,194	2,194
	HCA, Inc. 5.20% 6/1/2028	120	120
	Johnson & Johnson 4.80% 6/1/2029	750	758
	Laboratory Corp. of America Holdings 4.35% 4/1/2030	825	796
	Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2026	1,300	1,299
	Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	730	724
	Roche Holdings, Inc. 4.203% 9/9/2029[2]	712	696

101	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	USD5,160	$4,963
	UnitedHealth Group, Inc. 4.75% 7/15/2026	1,200	1,204
	UnitedHealth Group, Inc. 4.80% 1/15/2030	585	582
			33,416

Utilities 3.60%
	CenterPoint Energy Houston Electric, LLC 5.20% 10/1/2028	250	253
	CenterPoint Energy, Inc. 5.25% 8/10/2026	575	580
	Consumers Energy Co. 4.90% 2/15/2029	300	301
	Consumers Energy Co. 4.70% 1/15/2030	475	472
	DTE Energy Co. 4.95% 7/1/2027	450	452
	DTE Energy Co. 5.10% 3/1/2029	350	351
	Duke Energy Corp. 5.00% 12/8/2025	1,530	1,535
	Edison International 4.70% 8/15/2025	4,159	4,156
	Edison International 5.25% 11/15/2028	275	276
	Edison International 5.45% 6/15/2029	600	606
	Eversource Energy 5.95% 2/1/2029	939	968
	Florida Power & Light Co. 5.05% 4/1/2028	200	202
	Florida Power & Light Co. 5.15% 6/15/2029	680	689
	Georgia Power Co. 5.004% 2/23/2027	1,180	1,190
	Georgia Power Co. 4.65% 5/16/2028	400	398
	NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	108	108
	NiSource, Inc. 0.95% 8/15/2025	240	234
	NiSource, Inc. 5.20% 7/1/2029	475	479
	Pacific Gas and Electric Co. 3.45% 7/1/2025	4,552	4,517
	Pacific Gas and Electric Co. 3.15% 1/1/2026	1,792	1,762
	Pacific Gas and Electric Co. 2.95% 3/1/2026	2,469	2,415
	Pacific Gas and Electric Co. 6.10% 1/15/2029	602	623
	PacifiCorp 5.10% 2/15/2029	375	378
	PacifiCorp 5.30% 2/15/2031	263	265
	Public Service Electric and Gas Co. 3.00% 5/15/2025	472	469
	Southern California Edison Co. 4.20% 6/1/2025	1,347	1,344
	Southern California Edison Co. 4.90% 6/1/2026	1,700	1,704
	Southern California Edison Co. 4.875% 2/1/2027	340	341
	Southern California Edison Co. 5.85% 11/1/2027	1,949	2,005
	Virginia Electric & Power 3.10% 5/15/2025	530	527
	WEC Energy Group, Inc. 5.60% 9/12/2026	136	138
	Wisconsin Public Service Corp. 4.55% 12/1/2029	1,100	1,085
	Xcel Energy, Inc. 3.35% 12/1/2026	700	683
			31,506

Consumer discretionary 2.83%
	Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[2]	350	351
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2027[2]	675	679
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2029[2]	214	215
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	3,448	3,447
	Ford Motor Credit Co., LLC 3.375% 11/13/2025	1,940	1,910
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	2,967	3,036
	Ford Motor Credit Co., LLC 5.85% 5/17/2027	1,250	1,264
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	300	311
	Ford Motor Credit Co., LLC 5.80% 3/8/2029	350	350
	General Motors Financial Co., Inc. 2.75% 6/20/2025	1,782	1,765
	General Motors Financial Co., Inc. 5.40% 4/6/2026	1,804	1,815
	General Motors Financial Co., Inc. 4.90% 10/6/2029	751	740
	Home Depot, Inc. 2.70% 4/15/2025	200	199
	Home Depot, Inc. 5.15% 6/25/2026	925	935
	Home Depot, Inc. 4.875% 6/25/2027	750	757
	Home Depot, Inc. 4.75% 6/25/2029	611	613
	Hyundai Capital America 1.80% 10/15/2025[2]	990	966
	Hyundai Capital America 5.45% 6/24/2026[2]	829	835
	Hyundai Capital America 5.30% 3/19/2027[2]	575	580
	Hyundai Capital America 6.10% 9/21/2028[2]	275	283

Capital Group Fixed Income ETF Trust	102

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	Hyundai Capital America 6.50% 1/16/2029[2]	USD53	$55
	Hyundai Capital America 4.55% 9/26/2029[2]	413	401
	Marriott International, Inc. 5.55% 10/15/2028	250	256
	Marriott International, Inc. 4.875% 5/15/2029	350	349
	McDonald’s Corp. 5.00% 5/17/2029	461	464
	Toyota Motor Credit Corp. 4.55% 8/7/2026	1,285	1,287
	Toyota Motor Credit Corp. 4.55% 8/9/2029	900	889
			24,752

Communication services 2.22%
	AT&T, Inc. 1.70% 3/25/2026	3,984	3,843
	Charter Communications Operating, LLC 4.908% 7/23/2025	2,518	2,516
	Charter Communications Operating, LLC 6.15% 11/10/2026	3,617	3,688
	Charter Communications Operating, LLC 6.10% 6/1/2029	596	608
	Comcast Corp. 5.10% 6/1/2029	600	606
	Meta Platforms, Inc. 4.30% 8/15/2029	500	494
	Netflix, Inc. 5.875% 2/15/2025	1,893	1,895
	T-Mobile USA, Inc. 3.50% 4/15/2025	2,255	2,245
	T-Mobile USA, Inc. 2.25% 2/15/2026	2,403	2,336
	T-Mobile USA, Inc. 4.80% 7/15/2028	175	174
	WarnerMedia Holdings, Inc. 3.788% 3/15/2025	990	987
			19,392

Consumer staples 2.15%
	Altria Group, Inc. 2.35% 5/6/2025	3,198	3,171
	BAT International Finance PLC 5.931% 2/2/2029	545	561
	Campbells Co. (The) 5.20% 3/19/2027	625	631
	Campbells Co. (The) 5.20% 3/21/2029	155	157
	Conagra Brands, Inc. 4.60% 11/1/2025	1,718	1,718
	Conagra Brands, Inc. 1.375% 11/1/2027	94	85
	Constellation Brands, Inc. 4.40% 11/15/2025	1,781	1,778
	Constellation Brands, Inc. 5.00% 2/2/2026	533	533
	Constellation Brands, Inc. 4.35% 5/9/2027	290	287
	J. M. Smucker Co. (The) 5.90% 11/15/2028	289	299
	Philip Morris International, Inc. 5.00% 11/17/2025	2,615	2,626
	Philip Morris International, Inc. 4.875% 2/13/2026	1,020	1,023
	Philip Morris International, Inc. 4.75% 2/12/2027	1,500	1,504
	Philip Morris International, Inc. 4.375% 11/1/2027	1,000	992
	Philip Morris International, Inc. 5.25% 9/7/2028	250	254
	Philip Morris International, Inc. 4.875% 2/13/2029	380	380
	Philip Morris International, Inc. 4.625% 11/1/2029	864	853
	Reynolds American, Inc. 4.45% 6/12/2025	1,966	1,961
			18,813

Industrials 2.15%
	Air Lease Corp. 5.30% 6/25/2026	1,055	1,062
	BAE Systems PLC 5.125% 3/26/2029[2]	648	650
	Boeing Co. (The) 2.196% 2/4/2026	5,335	5,177
	Boeing Co. (The) 6.259% 5/1/2027	776	795
	Boeing Co. (The) 6.298% 5/1/2029	253	262
	Carrier Global Corp. 2.242% 2/15/2025	1,243	1,238
	Eaton Corp. 6.50% 6/1/2025	65	65
	Ingersoll-Rand, Inc. 5.197% 6/15/2027	650	658
	Ingersoll-Rand, Inc. 5.40% 8/14/2028	260	264
	Ingersoll-Rand, Inc. 5.176% 6/15/2029	312	315
	L3Harris Technologies, Inc. 5.40% 1/15/2027	1,346	1,363
	Lockheed Martin Corp. 4.95% 10/15/2025	440	441
	Northrop Grumman Corp. 2.93% 1/15/2025	1,479	1,478
	RTX Corp. 3.95% 8/16/2025	1,563	1,556
	RTX Corp. 5.75% 11/8/2026	2,556	2,604
	Waste Management, Inc. 4.65% 3/15/2030	850	840
			18,768

103	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Information technology 1.36%
	Accenture Capital, Inc. 4.05% 10/4/2029	USD575	$558
	Apple, Inc. 2.50% 2/9/2025	274	273
	Apple, Inc. 0.55% 8/20/2025	495	483
	Broadcom Corp. 3.125% 1/15/2025	245	245
	Broadcom, Inc. 3.15% 11/15/2025	2,501	2,469
	Broadcom, Inc. 4.15% 2/15/2028	1,200	1,180
	Broadcom, Inc. 5.05% 7/12/2029	900	904
	Broadcom, Inc. 4.35% 2/15/2030	800	779
	Microchip Technology, Inc. 4.90% 3/15/2028	703	701
	Microchip Technology, Inc. 5.05% 3/15/2029	350	349
	Microchip Technology, Inc. 5.05% 2/15/2030	193	192
	Microsoft Corp. 2.70% 2/12/2025	237	237
	Oracle Corp. 2.50% 4/1/2025	2,941	2,924
	Oracle Corp. 1.65% 3/25/2026	500	482
	Texas Instruments, Inc. 4.60% 2/8/2029	130	130
			11,906

Energy 1.11%
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	1,606	1,582
	Chevron USA, Inc. 0.687% 8/12/2025	621	607
	Columbia Pipelines Holding Co., LLC 6.042% 8/15/2028[2]	450	461
	ConocoPhillips Co. 4.70% 1/15/2030	1,300	1,286
	Diamondback Energy, Inc. 5.20% 4/18/2027	1,225	1,237
	Enbridge, Inc. 5.90% 11/15/2026	582	594
	Enbridge, Inc. 6.00% 11/15/2028	300	311
	Energy Transfer, LP 6.10% 12/1/2028	438	455
	Energy Transfer, LP 5.25% 7/1/2029	273	275
	Kinder Morgan, Inc. 5.00% 2/1/2029	319	318
	Occidental Petroleum Corp. 5.00% 8/1/2027	636	637
	Occidental Petroleum Corp. 5.20% 8/1/2029	525	521
	Petroleos Mexicanos 6.875% 10/16/2025	1,150	1,147
	Williams Companies, Inc. 5.30% 8/15/2028	275	278
			9,709

Real estate 0.90%
	COPT Defense Properties, LP 2.25% 3/15/2026	1,542	1,493
	Equinix, Inc. 1.00% 9/15/2025	2,495	2,430
	Equinix, Inc. 1.45% 5/15/2026	2,400	2,297
	Scentre Group Trust 1 3.50% 2/12/2025[2]	640	639
	VICI Properties, LP 4.625% 6/15/2025[2]	962	959
			7,818

Materials 0.67%
	BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	775	778
	BHP Billiton Finance (USA), Ltd. 5.10% 9/8/2028	250	253
	Celanese US Holdings, LLC 6.35% 11/15/2028	1,666	1,707
	Dow Chemical Co. (The) 4.55% 11/30/2025	65	65
	International Flavors & Fragrances, Inc. 1.23% 10/1/2025[2]	1,839	1,788
	LYB International Finance III, LLC 1.25% 10/1/2025	1,220	1,189
	Nutrien, Ltd. 5.95% 11/7/2025	29	29
			5,809
	Total corporate bonds, notes & loans		303,281
Asset-backed obligations 25.87%
	ACHV ABS Trust, Series 2024-2PL, Class A, 5.07% 10/27/2031[1,2]	1,431	1,435
	Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[2,4,6,7]	2,300	2,283
	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[1,2]	597	597
	Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028[1,2]	457	464
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,2]	47	47
	Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029[1,2]	3,000	3,023

Capital Group Fixed Income ETF Trust	104

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,2]	USD1,046	$1,054
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[1,2]	581	583
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029[1,2]	1,293	1,295
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 6.626% 7/25/2036[1,2,4]	464	465
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.747% 4/20/2032[1,2,4]	1,706	1,707
American Credit Acceptance Receivables Trust, Series 2024-1, Class B, 5.60% 11/12/2027[1,2]	219	220
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[1,2]	467	469
American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027[1,2]	923	933
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028[1,2]	2,092	2,113
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028[1,2]	250	250
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030[1,2]	920	927
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030[1,2]	1,820	1,862
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031[1,2]	187	186
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031[1,2]	1,431	1,421
American Money Management Corp., CLO, Series 2016-18, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.883% 5/26/2031[1,2,4]	73	73
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.717% 1/20/2033[1,2,4]	1,172	1,174
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027[1,2]	1,940	1,955
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[1,2]	5,000	4,966
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,2]	350	342
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[1,2]	118	120
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class C, 6.24% 4/20/2027[1,2]	500	503
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class B, 6.03% 10/20/2027[1,2]	290	294
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class C, 6.18% 10/20/2027[1,2]	1,000	1,007
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[1,2]	259	264
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[1,2]	700	711
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031[1,2]	1,889	1,906
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.921% 2/20/2036[1,2,4]	1,250	1,252
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,2]	330	322
Benefit Street Partners CLO, Ltd., Series 2019-19, Class AR, (3-month USD CME Term SOFR + 1.18%) 5.836% 1/15/2033[1,2,4]	1,480	1,482
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 6.817% 7/20/2035[1,2,4]	494	497
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030[1,2]	190	190
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031[1,2]	139	139
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027[1,2]	806	816
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[1]	623	625
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class A3, 5.84% 6/15/2028[1]	2,000	2,016

105	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028[1]	USD251	$253
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[1]	370	374
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class B, 5.94% 2/15/2030[1]	2,000	2,029
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030[1]	1,441	1,454
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030[1]	787	786
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[1,2]	2,959	2,980
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[1,2]	191	192
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,2]	206	209
CCG Receivables Trust, Series 2024-1, Class A2, 4.99% 3/15/2032[1,2]	1,070	1,076
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,2]	1,349	1,319
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,2]	1,079	1,024
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[1,2]	358	363
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[1,2]	572	580
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,2]	680	695
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,2]	343	314
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047[1,2]	1,621	1,459
ClickLease Equipment Receivables 2024-1 Trust, Series 2024-1, Class A, 6.86% 2/15/2030[1,2]	216	217
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029[1,2]	786	795
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[1,2]	296	297
CPS Auto Receivables Trust, Series 2023-C, Class B, 5.98% 6/15/2027[1,2]	918	923
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[1,2]	139	140
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[1,2]	933	937
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029[1,2]	465	472
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,2]	118	119
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,2]	100	102
CPS Auto Trust, Series 2024-B, Class B, 6.04% 10/16/2028[1,2]	2,000	2,031
CPS Auto Trust, Series 2024-B, Class C, 6.28% 7/15/2030[1,2]	2,000	2,042
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[1,2]	2,421	2,442
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030[1,2]	1,079	1,093
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[1]	659	668
Daimler Trucks Retail Trust, Series 2024-1, Class A4, 5.56% 7/15/2031[1]	1,452	1,478
Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.39% 3/22/2030[1,2]	4,000	4,048
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82% 8/22/2030[1,2]	1,992	1,987
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027[1,2]	1,024	1,030
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029[1,2]	491	498
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028[1]	751	754
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029[1]	407	410
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52% 7/16/2029[1]	1,114	1,107
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031[1]	723	727
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67% 5/17/2032[1]	1,090	1,080
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[1,2]	534	529
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[1,2]	1,063	1,068
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 5.898% 4/15/2028[1,2,4]	51	51
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.018% 1/15/2031[1,2,4]	185	186
Dryden Senior Loan Fund, CLO, Series 2018-57, Class A, (3-month USD CME Term SOFR + 1.272%) 5.795% 5/15/2031[1,2,4]	223	223
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030[1,2]	380	384
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[1,2]	2,481	2,487
Exeter Automobile Receivables Trust, Series 2024-1, Class A3, 5.31% 8/16/2027[1]	183	183
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[1]	28	28
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11% 9/15/2027[1]	243	244
Exeter Automobile Receivables Trust, Series 2023-4A, Class B, 6.31% 10/15/2027[1]	797	801
Exeter Automobile Receivables Trust, Series 2023-1A, Class C, 5.82% 2/15/2028[1]	1,000	1,004
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[1]	193	195
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028[1]	514	517

Capital Group Fixed Income ETF Trust	106

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Exeter Automobile Receivables Trust, Series 2023-4A, Class C, 6.51% 8/15/2028[1]	USD797	$810
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029[1]	240	244
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030[1]	355	358
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030[1]	574	579
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030[1]	1,210	1,218
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030[1]	423	426
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[1]	592	596
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029[1]	668	678
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[1]	2,110	2,131
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[1,2]	495	485
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,2]	141	142
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,2]	399	403
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027[1]	806	810
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027[1]	175	176
Fortress Credit BSL, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 5.522% 10/20/2032[1,2,4]	1,790	1,790
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,2]	361	341
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[1,2]	830	763
GLS Auto Receivables Trust, Series 2023-4, Class A2, 6.40% 12/15/2026[1,2]	241	242
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,2]	1,000	1,008
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028[1,2]	537	545
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,2]	151	153
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029[1,2]	1,303	1,317
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[1,2]	837	847
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030[1,2]	746	762
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[1,2]	773	802
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037[1,2]	1,888	1,869
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[1]	441	443
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A4, 4.86% 6/18/2029[1]	624	628
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class A2, (3-month USD CME Term SOFR + 1.55%) 6.167% 4/20/2033[1,2,4]	1,496	1,497
Greatamerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028[1,2]	1,409	1,421
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.979% 7/28/2031[1,2,4]	171	171
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027[1,2]	1,113	1,121
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,2]	250	252
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,2]	250	230
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027[1,2]	2,920	2,947
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,2]	502	472
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028[1,2]	281	286
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[1,2]	1,449	1,460
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029[1,2]	349	351
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02% 3/15/2027[1,2]	960	965
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028[1,2]	267	269
Jamestown CLO, Ltd., Series 2019-1, Class A1R, (3-month USD CME Term SOFR + 1.20%) 5.817% 4/20/2032[1,2,4]	1,592	1,594
Jamestown CLO, Ltd., Series 2019-1, Class A2AR, (3-month USD CME Term SOFR + 1.65%) 6.267% 4/20/2032[1,2,4]	1,000	1,001
Jamestown CLO, Ltd., Series 2019-1, Class A2BR, (3-month USD CME Term SOFR + 1.85%) 6.467% 4/20/2032[1,2,4]	957	958
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[1]	923	931
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 5.867% 7/20/2036[1,2,4]	797	798
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,2]	54	54
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,2]	273	277
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028[1,2]	353	355
LAD Auto Receivables Trust, Series 2023-3, Class A4, 5.95% 3/15/2028[1,2]	318	322
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028[1,2]	721	733
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028[1,2]	608	622
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029[1,2]	367	369

107	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029[1,2]	USD444	$449
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029[1,2]	507	513
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030[1,2]	410	406
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030[1,2]	148	146
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031[1,2]	175	178
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.989% 7/16/2031[1,2,4]	375	376
M&T Equipment Notes, Series 2024-1, Class A3, 4.76% 8/18/2031[1,2]	2,289	2,282
Madison Park Funding, Ltd., CLO, Series 2021-50A, Class A, (3-month USD CME Term SOFR + 1.402%) 6.019% 4/19/2034[1,2,4]	300	300
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.906% 7/15/2036[1,2,4]	693	693
Marathon CLO, Ltd., Series 2019-2, Class BAR, (3-month USD CME Term SOFR + 2.70%) 7.317% 1/20/2033[1,2,4]	429	430
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.531% 7/23/2032[1,2,4]	1,055	1,061
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028[1]	2,385	2,415
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80% 4/16/2029[1]	1,500	1,507
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A4, 4.79% 7/15/2031[1]	857	860
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[1,2]	2,326	2,350
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029[1,2]	1,638	1,659
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[1,2]	1,212	1,220
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[1,2]	2,762	2,769
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 5.979% 7/20/2031[1,2,4]	129	129
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[1,2]	1,020	1,031
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[1,2]	1,001	982
Palmer Square Loan Funding Ltd., Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 5.635% 7/24/2031[1,2,4]	431	432
Palmer Square Loan Funding, CLO, Series 2021-3, Class A1, (3-month USD CME Term SOFR + 1.062%) 5.679% 7/20/2029[1,2,4]	129	129
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class A2R, (3-month USD CME Term SOFR + 1.30%) 5.935% 7/24/2031[1,2,4]	889	889
Palmer Square, Ltd., Series 2013-2A, Class A1A3, (3-month USD CME Term SOFR + 1.262%) 5.909% 10/17/2031[1,2,4]	106	106
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[1,2]	824	822
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[1,2]	2,679	2,705
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031[1,2]	293	290
PEAC Solutions Receivables, LLC, Series 2024-2A, Class B, 4.83% 10/20/2031[1,2]	764	754
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,2]	2,000	2,029
PFS Financing Corp., Series 2024-F, Class A, 4.75% 8/15/2029[1,2]	2,969	2,966
Pg&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2035[1]	1,920	1,907
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039[1,2]	703	707
PK ALIFT Loan Funding, Series 2024-2, Class A, 5.052% 10/15/2039[1,2]	1,780	1,749
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027[1,2]	1,833	1,836
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028[1,2]	353	356
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030[1,2]	422	428
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[1,2]	1,182	1,188
Regatta XIV Funding, Ltd., CLO, Series 2018-3A, Class AR, (3-month USD CME Term SOFR + 1.10%) 5.726% 10/25/2031[1,2,4]	1,249	1,249
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[1]	19	19
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[1]	33	33
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[1]	105	105
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028[1]	351	355
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028[1]	558	562
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029[1]	1,517	1,543
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029[1]	900	903
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030[1]	124	125
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028[1,2]	878	878
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class B, 4.76% 11/20/2031[1,2]	1,846	1,832
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049[1,2]	1,035	1,017
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.148% 11/15/2052[1,2,4]	225	228

Capital Group Fixed Income ETF Trust	108

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 5.859% 10/20/2030[1,2,4]	USD169	$169
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 6.044% 4/18/2031[1,2,4]	213	214
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029[1,2]	1,058	1,062
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[1,2]	2,184	2,131
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 6.037% 4/20/2036[1,2,4]	2,000	2,000
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029[1]	498	508
Synchrony Card Issuance Trust, Series 2024-A2, Class A, 4.93% 7/15/2030[1]	2,835	2,856
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,2]	869	809
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[1,2]	801	725
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,2]	562	514
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046[1,2]	962	851
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83% 10/16/2028[1]	1,283	1,290
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, 4.77% 4/16/2029[1]	659	661
Trestles CLO, Ltd., Series 2023-6, Class A, (3-month USD CME Term SOFR + 1.70%) 6.326% 1/25/2036[1,2,4]	800	801
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.817% 1/20/2032[1,2,4]	2,107	2,111
Trinitas CLO, Ltd., Series 2020-12, Class A1R, (3-month USD CME Term SOFR + 1.37%) 5.996% 4/25/2033[1,2,4]	250	250
Trinitas CLO, Ltd., Series 2020-12, Class B1R, (3-month USD CME Term SOFR + 2.00%) 6.626% 4/25/2033[1,2,4]	1,000	1,002
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,2]	958	872
United Auto Credit Securitization Trust, Series 2024-1, Class A, 6.17% 8/10/2026[1,2]	141	141
United Auto Credit Securitization Trust, Series 2024-1, Class B, 6.57% 6/10/2027[1,2]	1,500	1,514
United Auto Credit Securitization Trust, Series 2024-1, Class C, 7.06% 10/10/2029[1,2]	1,500	1,522
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.712% 1/20/2037[1,2,4]	1,000	1,000
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[1,2]	661	670
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031[1,2]	164	167
Verizon Master Trust, Series 2024-6, Class A1A, 4.17% 8/20/2030[1]	1,937	1,920
Verizon Master Trust, Series 2024-2, Class A, 4.83% 12/22/2031[1,2]	652	655
Verizon Master Trust, Series 24-5, Class A, 5.00% 6/21/2032[1,2]	625	632
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 5.856% 10/15/2031[1,2,4]	1,321	1,323
Voya CLO, Ltd., Series 2018-3, Class BR2, (3-month USD CME Term SOFR + 1.80%) 6.456% 10/15/2031[1,2,4]	870	871
VStrong Auto Receivables Trust, Series 2024-A, Class A2, 5.79% 8/16/2027[1,2]	379	380
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028[1,2]	217	219
Wellfleet CLO, Ltd., Series 2017-3A, Class A1, (3-month USD CME Term SOFR + 1.412%) 6.059% 1/17/2031[1,2,4]	75	75
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[1,2]	15	15
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027[1,2]	416	419
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027[1,2]	748	754
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[1,2]	212	213
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[1,2]	412	416
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,2]	597	606
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029[1,2]	523	529
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029[1,2]	703	716
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028[1,2]	536	540
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[1,2]	2,228	2,232
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039[1,2]	1,373	1,372
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 5.817% 10/20/2030[1,2,4]	903	902
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[1,2]	361	362
Wingspire Equipment Finance, LLC, Series 2024-1A, Class B, 5.06% 9/20/2032[1,2]	667	665

109	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Wingspire Equipment Finance, LLC, Series 2024-1A, Class C, 5.28% 9/20/2032[1,2]	USD708	$708
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031[1]	2,157	2,194
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031[1]	3,374	3,368
		226,238
Bonds & notes of governments & government agencies outside the U.S. 0.17%
Chile (Republic of) 4.85% 1/22/2029	530	525
United Mexican States 5.00% 5/7/2029	1,000	967
		1,492
Total bonds, notes & other debt instruments (cost: $844,580,000)		847,680
Short-term securities 6.94%	Shares
Money market investments 6.94%
Capital Group Central Cash Fund 4.50%[8,9]	607,172	60,729
Total short-term securities (cost: $60,719,000)		60,729
Total investment securities 103.89% (cost: $905,299,000)		908,409

Other assets less liabilities (3.89)%	(34,054)
Net assets 100.00%	$874,355
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	574	3/31/2025	USD118,020	$(70)
5 Year U.S. Treasury Note Futures	Short	277	3/31/2025	(29,447)	230
					$160
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.794%	Annual	SOFR	Annual	10/9/2026	USD235,000	$(1,262)	$—	$(1,262)
SOFR	Annual	3.1665%	Annual	9/18/2034	56,900	4,117	—	4,117
						$2,855	$—	$2,855

Capital Group Fixed Income ETF Trust	110

Capital Group Short Duration Income ETF  (continued)
Investments in affiliates9

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 6.94%
Money market investments 6.94%
Capital Group Central Cash Fund 4.50% [8]	$30,363	$385,668	$355,317	$4	$11	$60,729	$2,379

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $365,770,000, which represented
41.83% of the net assets of the fund.

[3]	Step bond; coupon rate may change at a later date.
[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Purchased on a TBA basis.
[6]	Value determined using significant unobservable inputs.
[7]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,283,000, which represented 0.26% of the net assets of the fund.

[8]	Rate represents the seven-day yield at 12/31/2024.
[9]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company

SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD = U.S. dollars
Refer to the notes to financial statements.

111	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 94.53%	Principal amount (000)	Value (000)
Alabama 3.94%
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-B, 5.00% 10/1/2055 (put 9/1/2032)	USD 1,270	$1,340
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (BP P.L.C), Series 2024-D, 5.00% 3/1/2055 (put 11/1/2034)	800	850
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 7), Series 2021-C-1, 4.00% 10/1/2052 (put 12/1/2026)	2,055	2,056
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2022-D-1, 4.00% 7/1/2052 (put 6/1/2027)	2,240	2,253
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2023-B, 5.25% 12/1/2053 (put 12/1/2026)	2,350	2,517
Energy Southeast, Energy Supply Rev. Bonds (A Cooperative Dist.), Series 2024-B, 5.25% 7/1/2054 (put 6/1/2032)	4,000	4,319
Health Care Auth., Baptist Health, An Affiliate of UAB Health System, Series 2023-A, 5.00% 11/15/2029	1,000	1,058
Housing Fin. Auth., Collateralized Single Family Mortgage Rev. Bonds, Series 2024-C, 5.75% 4/1/2055	1,305	1,405
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Cooper Green Homes Project), Series 2024-C, 5.00% 2/1/2029 (put 2/1/2028)	195	203
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2027	1,000	1,041
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2028	355	374
Lower Alabama Gas Dist., Gas Project Rev. Bonds (Project No. 2), Series 2020, 4.00% 12/1/2050 (put 12/1/2025)	2,000	2,003
Midcity Improvement Dist., Special Assessment Rev. Bonds, Series 2022, 3.875% 11/1/2027	185	179
City of Selma, Industrial Dev. Board, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2019-A, 3.45% 11/1/2033 (put 10/1/2031)	150	148
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 4), Series 2022-B-1, 5.00% 5/1/2053 (put 8/1/2028)	1,000	1,033
Stadium Trace Village Improvement Dist., Dev. Incentive Anticipation Bonds, Series 2021, 3.625% 3/1/2036	1,140	1,025
		21,804
Alaska 0.18%
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds (Snettisham Hydroelectric Project), Series 2015, AMT, 5.00% 1/1/2031	1,000	1,003
Arizona 3.03%
Deer Valley Unified School Dist. No. 97, School Improvement Bonds (Project of 2013), Series 2019-E, 5.00% 7/1/2025	500	505
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 5/15/2028	625	661
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund - Kestrel Verifiers), Series 2021-A, 4.00% 11/1/2026	1,000	1,012
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2023-A, 5.00% 11/1/2028	200	211
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 4.00% 7/1/2029[1]	160	158
Industrial Dev. Auth., Multi Family Housing Bonds (Ironwood Ranch Apartments Project), Series 2024, 5.00% 2/1/2058 (put 9/1/2026)	1,100	1,129
Industrial Dev. Auth., Multi Family Housing Rev. Bonds (The Acacia At Youngtown Phase II Project), Series 2024, 5.00% 11/1/2058 (put 7/1/2027)	3,820	3,929
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 11/1/2028	2,000	2,142
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2016-A, 5.00% 1/1/2025	1,000	1,000
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2016-A, 5.00% 1/1/2038	290	296
City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-B, 3.90% 11/15/2052[2]	1,855	1,855
City of Phoenix, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Memorial Towers Project), Series 2024-A, 3.35% 12/1/2027	295	292
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2017-D, 5.00% 7/1/2032	2,000	2,080
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2028	1,000	1,029
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 8/1/2025	500	505
		16,804
California 10.32%
Alvord Unified School Dist., G.O. Bonds, 2007 Election, Series 2011-B, Assured Guaranty Municipal insured, 0% 8/1/2036	1,000	629
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 9/2/2027	1,085	1,087
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 9/1/2025	1,065	1,079

Capital Group Fixed Income ETF Trust	112

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 10/1/2028	USD 570	$592
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	2,000	1,999
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)	2,500	2,663
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-E, 5.00% 2/1/2055 (put 9/1/2032)	1,500	1,602
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-F, 5.00% 2/1/2055 (put 11/1/2032)	1,890	2,016
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-H, 5.00% 1/1/2056 (put 8/1/2033)	810	884
East County Advanced Water Purification JT Powers Auth. Green Bonds, Series 2024-A-1, 3.125% 9/1/2026	3,000	2,999
Educational Facs. Auth., Rev. Bonds (Saint Mary’s College of California), Series 2023-A, 5.25% 10/1/2030	400	431
City of Fairfield, Community Facs. Dist. No. 2023-1 (One Lake Planning Area 5), Improvement Area No. 1, Special Tax Bonds, Series 2024-A, 5.00% 9/1/2032	245	255
City of Fontana, Community Facs. Dist. No. 109 (Narra Hills), Special Tax Bonds, Series 2024, 5.00% 9/1/2028	500	522
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 1995-A, 0% 1/1/2025 (escrowed to maturity)	500	500
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 12/1/2028	3,000	3,235
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 6/1/2025 (escrowed to maturity)	2,000	1,974
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036	476	440
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Brightline West Passenger Rail Project), Series 2020-A-4, AMT, 8.00% 1/1/2050 (put 8/15/2025)[1]	1,000	1,028
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 5/1/2028	1,000	1,046
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 4.00% 9/2/2028	675	676
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, 5.00% 9/1/2027	1,085	1,130
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Green Bonds, Series 2023-A, AMT, 5.00% 5/15/2030	2,000	2,141
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2024-A-1, AMT, 5.00% 8/1/2027	375	389
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2024-B-2, 5.00% 7/1/2037 (put 7/1/2029)	300	320
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2024-B-3, 5.00% 7/1/2037 (put 7/1/2031)	2,000	2,198
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hisperia - Silverwood), Special Tax Bonds, Series 2024, 4.50% 9/1/2034	200	205
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2029	500	501
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2020-B, AMT, 4.80% 11/1/2041 (put 6/2/2025)	100	100
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2024-A, AMT, 4.125% 11/1/2046 (put 3/3/2025)	270	270
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2027	145	152
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2028	190	201
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2023, AMT, 4.125% 7/1/2043 (put 8/15/2024)[1]	450	450
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2024-D, 5.00% 11/1/2030	3,135	3,492
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-C, 5.00% 9/1/2025	1,000	1,015
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2/1/2029	2,835	3,069
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 10/1/2026	1,235	1,253
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 9/1/2028	735	743
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2026	65	66
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2027	150	153
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2028	195	201

113	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Sacramento, Community Facs. Dist. No. 2018-03 (Greenbriar), Improvement Area No. 2, Special Tax Bonds, Series 2024, 5.00% 9/1/2029	USD 245	$254
City of San Diego, Housing Auth., Multi Family Housing Rev. Bonds, Series 2023-B, 5.00% 5/1/2057 (put 11/1/2026)	1,155	1,180
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 5/1/2033	1,235	1,350
San Mateo Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006-B, National insured, 0% 9/1/2031	2,500	2,014
Southern California Public Power Auth., Clean Energy Project Rev. Bonds, Series 2024-A, 5.00% 4/1/2055 (put 9/1/2030)	1,910	2,018
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Vintage at Folsom), Series 2024-E-2, 5.00% 10/1/2028 (put 10/1/2027)	90	94
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 10/1/2026	260	262
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-L, 5.00% 4/1/2038 (put 11/1/2029)	2,000	2,171
Statewide Communities Dev. Auth., Taxable Statewide Community Infrastructure Program Rev. Bonds, Series 2024-B-1, 5.00% 9/2/2029	425	448
Statewide Communities Dev. Auth., Taxable Statewide Community Infrastructure Program Rev. Bonds, Series 2024-B-1, 5.00% 9/2/2030	450	478
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2030	1,410	1,502
Various Purpose G.O. Rev. Ref. Bonds, Series 2024, 5.00% 8/1/2030	560	620
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2030	1,035	1,066
		57,163
Colorado 4.00%
County of Adams, The Village at Dry Creek Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2019, 4.375% 12/1/2044	500	489
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.00% 12/1/2026	500	499
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Ref. and Improvement Bonds, Series 2024-A, 5.00% 12/1/2028	400	423
Canyons Metropolitan Dist. No. 5, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2024-A, BAM insured, 5.00% 12/1/2030	205	224
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2030	1,285	1,285
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2026	2,430	2,500
County of Eagle, The Village Metropolitan Dist., Special Rev. and Limited Property Tax Rev. Ref. and Improvement Bonds, Series 2020, 4.15% 12/1/2030	1,080	1,076
County of Elbert, Independence Water and Sanitation Dist., Special Rev. Ref. and Improvement Bonds, Series 2024, 5.125% 12/1/2033	840	819
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2026 (escrowed to maturity)	400	411
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2047 (preref. 6/1/2027)	1,000	1,047
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 11/15/2036 (put 11/15/2026)	3,000	3,095
Health Facs. Auth., Hospital Rev. Bonds (Sanford), Series 2019-A, 5.00% 11/1/2028	1,000	1,064
Health Facs. Auth., Rev. Bonds (Intermountain Healthcare), Series 2022-D, 4.15% 5/15/2061 (put 8/17/2026)[2]	3,500	3,486
Housing and Fin. Auth., Multi Family Housing Rev. Bonds, (Fitzsimons Gateway Apartment Project), Series 2024-B, 3.18% 9/1/2028 (put 9/1/2027)	1,160	1,147
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-K, Class I, 3.875% 5/1/2050	1,700	1,699
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 11/1/2051	1,880	1,844
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 3.50% 12/1/2029	518	505
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 3.00% 12/1/2025	555	549
		22,162

Capital Group Fixed Income ETF Trust	114

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Connecticut 0.41%
Town of East Hartford, Housing Auth., Multi Family Housing Rev. Bonds (Summerfield Townhouses Project), Series 2022-A, 4.25% 2/1/2027 (put 2/1/2025)	USD 165	$165
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 7/1/2035	1,075	1,092
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-B-1, 4.00% 5/15/2049	605	607
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2030[1]	400	406
		2,270
Delaware 0.76%
G.O. Bonds, Series 2023-A, 5.00% 5/1/2030	1,000	1,107
Housing Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 5.75% 1/1/2055	2,895	3,125
		4,232
District of Columbia 1.59%
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (The Edmonson), Series 2024, 5.00% 12/1/2028 (put 12/1/2027)	2,405	2,500
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 10/1/2028	1,000	1,050
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2025	1,425	1,440
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, AMT, 5.00% 10/1/2027	2,000	2,077
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2033	375	406
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2028	1,250	1,311
		8,784
Florida 4.45%
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2029	420	437
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Tequesta Reserve), Series 2024, 3.15% 3/1/2028 (put 3/1/2027)	2,885	2,857
County of Broward, Port Facs. Rev. Ref. Bonds, Series 2019-D, AMT, 5.00% 9/1/2026	1,000	1,021
Counties of Charlotte and Lee, Babcock Ranch Community Independent Special Dist., Special Assessment Rev. Bonds, Series 2024, 4.30% 5/1/2031[1]	160	159
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (GFL Solid Waste Southeast LLC Project), Series 2024-A, AMT, 4.375% 10/1/2054 (put 10/1/2031)[1]	1,335	1,332
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2019, AMT, 5.00% 5/1/2029[1]	250	254
Harbor Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019-A-1, 3.30% 5/1/2029	590	569
Harbor Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-2, 3.30% 5/1/2029	700	675
Harbor Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-2, 3.30% 5/1/2029	260	251
City of Hialeah, Two Lakes Community Dev. Dist., Special Assessment Bonds, Series 2024, 5.00% 5/1/2030	615	647
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2022-A, AMT, 5.00% 10/1/2028	1,500	1,574
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 1/1/2050	2,950	2,960
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2019-1, 4.00% 7/1/2050	1,220	1,221
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 7/1/2051	2,105	2,088
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-1, 3.00% 1/1/2052	2,000	1,962
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-5, 6.25% 1/1/2055	240	264
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Del Webb Project), Series 2017, 4.30% 5/1/2027[1]	325	326
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Phase 4 Project), Series 2019, 3.80% 5/1/2049	225	221
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Lee Health System, Inc.), Series 2019-A-1, 4.00% 4/1/2037	195	204
County of Manatee, Heritage Harbour North Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2017-A-1, 5.00% 5/1/2026	815	833
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 5/1/2029	500	500
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2027	950	984
County of Miami-Dade, Capital Asset Acquisition Special Obligation Bonds, Series 2023-A, 5.00% 4/1/2025	755	758

115	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Cutler Vista), Series 2023, 5.00% 3/1/2027 (put 9/1/2025)	USD 160	$162
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2028	1,000	1,008
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 3.25% 9/1/2030	200	191
Southern Grove Community Dev. Dist. No. 5, Special Assessment Bonds (Community Infrastructure), Series 2020, 3.375% 5/1/2025	100	100
Talavera Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2019, 3.85% 5/1/2030	540	520
City of Wildwood, Village Community Dev. Dist. No. 15, Special Assessment Rev. Bonds, Series 2024, 3.75% 5/1/2029[1]	275	274
Windward at Lakewood Ranch Community Dev. Dist., Capital Improvement Rev. Bonds (Phase 2 Project), Series 2022, 3.25% 5/1/2027	325	314
		24,666
Georgia 3.45%
County of Appling, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Scherer Project), Series 2013-A, 1.50% 1/1/2038 (put 2/3/2025)	340	339
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2023-G, AMT, 5.00% 7/1/2028	1,000	1,047
City of Atlanta, Urban Residential Fin. Auth., Multi Family Rev. Bonds (Metropolitan Place), Series 2024, 2.99% 10/1/2042 (put 10/1/2027)	2,400	2,366
County of Douglas, Housing Auth., Multi Family Housing Rev. Bonds (Astoria At Crystal Lake Project), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	580	603
County of Fayette Dev., Auth. Rev. Bonds (United States Soccer Federation, Inc. Project), Series 2024, 5.00% 10/1/2028	325	341
Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certs. (Northeast Georgia Health System, Inc. Project), Series 2024-A, 5.00% 10/15/2030	650	708
Geo. L. Smith II Georgia World Congress Center Auth., Convention Center Hotel First Tier Rev. Bonds, Series 2021-A, 2.375% 1/1/2031	500	455
City of Homerville, Housing Auth. Multi Family Housing Rev. Bonds, Series 2024, 3.45% 1/1/2028 (put 1/1/2027)	200	198
City of Lawrenceville, Housing Auth., Multi Family Housing Rev. Bonds (Applewood Towers Project), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	798	830
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 7/1/2052 (put 9/1/2027)	1,500	1,511
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-B, 5.00% 7/1/2053 (put 3/1/2030)	1,000	1,053
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-C, 5.00% 9/1/2053 (put 12/1/2029)	2,000	2,109
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 1/1/2029	1,390	1,464
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2028	1,270	1,338
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2029	1,655	1,767
County of Rockdale, Dev. Auth., Multi Family Housing Rev. Bonds (Arbours at Conyers Project), Series 2022, 3.625% 2/1/2026 (put 2/1/2025)	3,000	2,999
		19,128
Hawaii 0.71%
City and County of Honolulu, G.O. Bonds, Series 2015-B, 5.00% 10/1/2025	500	508
City and County of Honolulu, G.O. Bonds, Series 2023-A, 5.00% 7/1/2026	1,000	1,031
City and County of Honolulu, G.O. Bonds, Series 2023-B, 5.00% 7/1/2026	1,260	1,299
City and County of Honolulu, G.O. Bonds, Series 2017-A, 5.00% 9/1/2026	1,050	1,086
		3,924
Idaho 0.04%
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2018-A, 5.00% 3/1/2037	205	214
Illinois 4.99%
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2027	350	362
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2030	150	156
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2023-B, BAM insured, 5.00% 1/1/2025	2,665	2,665
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2026	1,000	1,012
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2027	250	256

Capital Group Fixed Income ETF Trust	116

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 1/1/2026	USD 2,460	$2,461
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 11/1/2025	1,000	1,014
City of Chicago, Water Rev. Bonds, Series 2016-A-1, 5.00% 11/1/2025	1,000	1,014
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 11/1/2028	2,000	2,092
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.25% 6/1/2025	1,000	1,009
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2015-B, 5.00% 5/1/2027	225	227
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2029	400	406
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2025	295	292
G.O. Bonds, Series 2024-B, 5.00% 5/1/2026	310	316
G.O. Bonds, Series 2014, 5.00% 5/1/2032	2,375	2,376
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2018-A-1, 4.00% 8/1/2048	1,105	1,106
Housing Dev. Auth., Multi Family Rev. Green Bonds, Series 2024-C-2, 3.60% 8/1/2032 (put 8/1/2028)	1,900	1,904
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051	2,720	2,651
Housing Dev. Auth., Rev. Bonds, Series 2024-I, 6.00% 10/1/2055	1,000	1,103
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 3.00% 6/15/2025	500	498
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 4.00% 12/15/2026	1,530	1,549
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2023-A, 5.00% 12/15/2027	605	633
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 6/15/2027	630	580
City of Springfield, Electric Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 4.00% 3/1/2040	1,000	1,001
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2027	950	975
		27,658
Indiana 1.66%
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health), Series 2023-B-1, 5.00% 10/1/2062 (put 7/1/2028)	1,825	1,930
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 11/1/2030	1,000	947
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2027	1,050	1,077
City of Valparaiso, Exempt Facs. Rev. Ref. Bonds (Pratt Paper (IN), LLC Project), Series 2024, AMT, 4.50% 1/1/2034[1]	165	167
City of Whiting, Environmental Facs. Rev. Ref. Bonds (BP Products North America, Inc. Project), Series 2019-A, AMT, 5.00% 12/1/2044 (put 6/15/2026)	5,000	5,066
		9,187
Iowa 0.89%
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050 (put 12/1/2042)	705	802
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050 (preref. 12/1/2032)	90	103
Fin. Auth., Multi Family Housing Rev. Bonds (AHEPA 192-IV Apartments Projects), Series 2023, 5.00% 11/1/2026 (put 11/1/2025)	400	405
Fin. Auth., Single Family Mortgage Bonds, Series 2022-A, 3.00% 1/1/2052	230	224
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.00% 7/1/2047	670	672
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-D, 3.50% 1/1/2049	1,105	1,093
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)	1,000	1,016
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 12/1/2027	580	598
		4,913
Kentucky 1.58%
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 3.70% 1/1/2032[1]	1,000	982
Housing Corp., Multi Family Housing Rev. Bonds (Beecher Terrace Phase IV Project), Series 2023, 5.00% 9/1/2043 (put 9/1/2026)	1,525	1,553
Housing Corp., Multi Family Housing Rev. Bonds (Winterwood III Rural Housing Portfolio), Series 2024, 3.50% 7/1/2028 (put 7/1/2027)	1,000	996
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2033	1,025	1,044

117	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Kentucky (continued)
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 10/1/2027	USD 2,000	$2,063
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-C-1, 4.00% 2/1/2050 (put 2/1/2028)	1,000	1,003
Turnpike Auth., Econ. Dev. Road Rev. Ref. Bonds (Revitalization Projects), Series 2022-A, 5.00% 7/1/2031	1,000	1,116
		8,757
Louisiana 1.11%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 1/1/2027	500	500
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2023-A, 5.75% 6/1/2054	1,925	2,062
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 6/1/2045 (preref. 6/1/2025)	2,000	2,015
Public Facs. Auth., Rev. Ref. Bonds (Nineteenth Judicial Dist. Court Building Project), Series 2015, Assured Guaranty Municipal insured, 5.00% 6/1/2036 (preref. 6/1/2025)	1,020	1,028
Public Facs. Auth., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023-R-2, AMT, 6.50% 10/1/2053 (put 10/1/2028)[1]	500	538
		6,143
Maryland 0.53%
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2029	1,000	1,010
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2019-A, 2.95% 6/1/2027[1]	175	170
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2019-A, 3.05% 6/1/2028[1]	190	183
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2019-A, 3.15% 6/1/2029[1]	200	192
G.O. Bonds, State and Local Facs. Loan of 2024, Series 2024-A-1, 5.00% 6/1/2034	500	579
City of Gaithersburg, Econ. Dev. Project Rev. and Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2018-A, 4.50% 1/1/2025	255	255
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.25% 6/1/2029	500	526
		2,915
Massachusetts 1.66%
Dev. Fin. Agcy., Rev. Bonds (Gingercare Living Issue), Series 2024-B-3, 4.75% 12/1/2029[1]	2,700	2,703
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham, Inc.), Series 2019-T-1, (SIFMA Municipal Swap Index + 0.60%) 4.20% 7/1/2049 (put 1/29/2026)[1,2]	1,875	1,869
Dev. Fin. Agcy., Rev. Green Bonds (Boston Medical Center Issue), Series 2023-G, 5.00% 7/1/2025	565	569
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.25% 7/1/2032	455	450
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2023-B, AMT, 4.25% 7/1/2044	125	121
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 223, 3.00% 6/1/2047	1,455	1,422
Dept. of Transportation Metropolitan Highway System Rev. Ref. Bonds, Series 2019-A, 5.00% 1/1/2027	1,480	1,542
Water Resources Auth., General Rev. Ref. Green Bonds, Series 2007-B, 5.25% 8/1/2025	500	507
		9,183
Michigan 2.38%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2015-I, 5.00% 4/15/2026	1,700	1,724
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2027	1,000	1,033
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2025	1,000	1,010
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 7/1/2029	1,000	1,081
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 6/1/2048	1,220	1,213
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2048	1,625	1,625
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 6/1/2049	1,625	1,632
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052	1,805	1,761
Strategic Fund, Limited Obligation Rev. Bonds (Consumers Energy Co. Project), Series 2019, AMT, 3.35% 10/1/2049 (put 10/1/2027)	1,090	1,076
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2023-B, AMT, Assured Guaranty Municipal insured, 5.00% 12/1/2030	970	1,041
		13,196

Capital Group Fixed Income ETF Trust	118

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Minnesota 1.60%
G.O. State Trunk Highway Bonds, Series 2021-B, 5.00% 9/1/2030	USD 1,000	$1,112
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2022-C, 3.50% 7/1/2052	820	812
City of Minneapolis, Health Care System Rev. Bonds (Allina Health System), Series 2023-A, 5.00% 11/15/2052 (put 11/15/2028)	1,615	1,705
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Bonds, Series 2016-D, AMT, 5.00% 1/1/2025	250	250
Various Purpose G.O. Bonds, Series 2022-A, 5.00% 8/1/2026	1,685	1,740
Various Purpose G.O. Bonds, Series 2021-A, 5.00% 9/1/2028	1,500	1,613
Various Purpose G.O. Rev. Ref. Bonds, Series 2024-A, 5.00% 8/1/2028	1,525	1,637
		8,869
Mississippi 0.40%
Home Corp., Multi Family Rev. Bonds (Woodcrest Apartments Project), Series 2024-1, 5.00% 11/1/2028 (put 11/1/2027)	2,146	2,238
Missouri 1.12%
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2028	415	422
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-G, 5.50% 5/1/2055	1,000	1,068
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-C, 6.00% 5/1/2055	395	433
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-E, 6.00% 5/1/2055	3,200	3,522
City of Kansas City, Industrial Dev. Auth., Sales Tax Rev. Ref. and Improvement Bonds (Ward Parkway Center Community Improvement Dist.), Series 2016-A, 4.25% 4/1/2026[1]	200	199
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 7/1/2025	555	560
		6,204
Montana 0.92%
Board of Housing, Multi Family Housing Rev. Bonds (Aurora Apartments), Series 2024, 3.32% 7/1/2046 (put 2/1/2028)	1,245	1,230
Board of Housing, Multi Family Housing Rev. Bonds (Twin Creek 4 Apartments Project), Series 2024, 5.00% 9/1/2028 (put 9/1/2027)	361	375
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, 4.25% 12/1/2045	1,590	1,597
Board of Housing, Single Family Mortgage Bonds, Series 2020-B, 4.00% 12/1/2050	1,910	1,915
		5,117
Nebraska 0.65%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 9/1/2048	870	871
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 9/1/2049	150	149
Omaha Public Power Dist., Separate Electric System Rev. Bonds (Nebraska City 2), Series 2015-A, 5.00% 2/1/2033	1,565	1,567
Public Power Generation Agcy., Rev. Ref. Bonds (Whelan Energy Center 2), Series 2015-A, 5.00% 1/1/2030	1,000	1,000
		3,587
Nevada 0.75%
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2020-A, Assured Guaranty Municipal insured, 5.00% 6/15/2026	500	515
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2022-A, 5.00% 6/15/2031	500	553
Housing Division, Multi Unit Housing Rev. Bonds (Carville Park Apartments), Series 2024, 5.00% 7/1/2028 (put 7/1/2027)	185	191
City of Las Vegas, Special Improvement Dist. No. 818 (Summerlin Village 27), Local Improvement Bonds, Series 2024, 4.50% 12/1/2027	250	255

119	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nevada (continued)
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.00% 6/1/2028	USD 345	$356
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2022-B, 5.00% 7/1/2032	1,000	1,115
City of Sparks, Tourism Improvement Dist. No. 1 (Legends at Sparks Marina), Sales Tax Anticipation Rev. Ref. Bonds, Series 2019-A, 2.75% 6/15/2028[1]	1,195	1,165
		4,150
New Hampshire 0.50%
Health and Education Facs. Auth., Education Loan Rev. Bonds (Granite Edvance Corp. Issue), Series 2024-B, AMT, 4.00% 11/1/2044	270	252
Health and Education Facs. Auth., Education Loan Rev. Bonds (New Hampshire Higher Education Loan Corp. Issue), Series 2023-B, AMT, 5.00% 11/1/2043	325	333
National Fin. Auth., Lease Rent Rev. Bonds (Centurion Foundation Woodway Drive, LLC), Series 2024-A, 4.53% 10/15/2034[1]	750	750
National Fin. Auth., Special Rev. Bonds (Grand Prairie Project), Series 2024, 5.875% 12/15/2032[1]	1,000	979
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 5.625% 12/15/2033[1]	450	459
		2,773
New Jersey 1.02%
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 9/15/2029	430	430
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2038	1,670	1,720
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2022, AMT, 4.00% 12/1/2041	175	172
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2019-B, AMT, 3.00% 12/1/2034	1,275	1,158
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-B, AMT, 2.50% 12/1/2040	420	374
County of Hudson, Jersey City Municipal Utilities Auth., Sewer Project Notes, Series 2024-B, 5.00% 5/1/2025	455	457
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 1/1/2028	1,340	1,354
		5,665
New Mexico 0.04%
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2020-A, Class I, 3.50% 1/1/2051	205	203
New York 4.52%
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2026	1,500	1,532
Dormitory Auth., Rev. Bonds (Northwell Health Obligated Group), Series 2015-A, 5.00% 5/1/2037	3,000	3,014
Dormitory Auth., Rev. Bonds (White Plains Hospital Obligated Group), Series 2024, 5.00% 10/1/2030	750	801
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2024-B, 5.00% 3/15/2030	950	1,046
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2025	2,100	2,132
County of Monroe, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Andrews Terrace Community Partners, L.P. Project), Series 2023-B-2, 5.00% 7/1/2028 (put 7/1/2027)	2,390	2,480
New York City G.O. Bonds, Series 2023-F-1, 5.00% 8/1/2028	2,680	2,868
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2028	1,000	1,053
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2031	1,000	1,096
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2025, Series 2025-D, 5.00% 5/1/2030	500	550
Port Auth., Consolidated Bonds, Series 227, AMT, 3.00% 10/1/2028	500	483
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-A-1, 4.85% 11/1/2031[1]	220	222
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 5.00% 3/15/2025 (escrowed to maturity)	3,175	3,188

Capital Group Fixed Income ETF Trust	120

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2028	USD 1,000	$1,042
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2029	1,500	1,576
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2029	1,900	1,960
		25,043
North Carolina 2.38%
City of Asheville, Housing Auth., Multi Family Housing Rev. Bonds (Vanderbilt Apartments), Series 2023, 5.00% 11/1/2026 (put 11/1/2025)	515	522
Greater Asheville Regional Airport Auth., Airport System Rev. Bonds, Series 2023, AMT, 5.00% 7/1/2031	1,845	1,979
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 44, 2.05% 1/1/2028	500	472
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 41, 4.00% 1/1/2050	1,260	1,261
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 47, 3.00% 7/1/2051	1,505	1,472
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 55-A, 6.25% 7/1/2055	655	719
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 7/1/2050	2,050	2,053
Housing Fin. Corp., Multi Family Housing Rev. Bonds (Weaver-PPM Portfolio), Series 2024, 4.00% 3/1/2028 (put 3/1/2027)[3]	900	910
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-2, 4.50% 9/1/2029	230	230
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Penick Village Project), Series 2024-B-1, 4.75% 9/1/2029	170	170
Town of Morehead City, Multi Family Housing Rev. Bonds (Elijah’s Landing), Series 2024, 4.05% 1/1/2028 (put 1/1/2027)	150	152
County of Wake, G.O. Public Improvement Bonds, Series 2023-A, 5.00% 5/1/2028	3,010	3,217
		13,157
North Dakota 0.34%
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-C, 4.00% 1/1/2050	415	416
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 7/1/2052	1,325	1,280
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-D, 6.00% 7/1/2055	170	189
		1,885
Ohio 3.23%
Air Quality Dev. Auth. Rev. Ref. Bonds, (American Electric Power Co. Project), Series 2005-B, AMT, 3.70% 7/1/2028	2,440	2,413
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, AMT, 4.25% 11/1/2039 (put 6/1/2027)	1,000	1,009
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 9/1/2029	1,500	1,454
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. Bonds (Summa Health Obligated Group), Series 2020, 5.00% 11/15/2027	185	192
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2033	500	484
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2028[1]	250	251
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 1/1/2030	2,500	2,729
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 3.25% 1/1/2035	250	237
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2022-A, 3.25% 9/1/2052	440	432
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2025	300	302
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2026	335	343
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2027	470	489
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2028	320	338
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2029	315	336

121	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
County of Warren, Healthcare Facs., Improvement and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2024, 5.00% 7/1/2030	USD 550	$592
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Green Bonds, Series 2024-D, 5.00% 12/1/2034	4,995	5,791
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Ref. Bonds, Series 2015-B, 5.00% 12/1/2026 (preref. 12/1/2025)	500	508
		17,900
Oregon 0.46%
G.O. Bonds (Article XI-Q State Projects), Series 2023-A, 5.00% 5/1/2025	500	503
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2024-C, 6.50% 7/1/2054	400	444
Housing and Community Services Dept., Muti Family Housing Rev. Bonds, (Redmond Landing Apartments Project), Series 2024-K-2, 3.01% 5/1/2028 (put 5/1/2027)	1,000	985
Dept. of Transportation, Grant Anticipation Rev. Bonds, Series 2024, 5.00% 5/15/2027	575	603
		2,535
Pennsylvania 2.93%
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2021-B, 5.00% 10/15/2025	740	750
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2027	760	783
County of Chester, Industrial Dev. Auth., Rev. Notes (Avon Grove Charter School Project), Series 2024, 5.00% 3/1/2027	500	508
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2024, 5.00% 7/1/2031[1]	155	164
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 12/1/2028	715	722
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2028	895	909
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A-2, AMT, 4.60% 10/1/2046 (put 10/1/2026)	750	755
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2030	2,000	2,111
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 4.125% 6/1/2045	65	63
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2018-126-A, 4.00% 10/1/2048	1,975	1,974
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-133, 3.00% 10/1/2050	1,775	1,740
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-146A, 6.25% 10/1/2054	200	219
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2031	500	510
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Thomas Jefferson University), Series 2017-A, 5.00% 9/1/2035	250	256
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Thomas Jefferson University), Series 2017-A, 5.00% 9/1/2042	640	649
Philadelphia School Dist., G.O. Bonds, Series 2016-D, 5.00% 9/1/2025	1,000	1,011
Public School Building Auth., School Lease Rev. Ref. Bonds (Philadelphia School Dist. Project), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 6/1/2025	2,000	2,014
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 12/1/2027	1,060	1,086
		16,224
Puerto Rico 1.22%
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017[4]	205	111
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2020[4]	335	181
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021[4]	275	148
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2025	25	14
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027[4]	160	87
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032[4]	10	5
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2035[4]	125	68
Electric Power Auth., Power Rev. Bonds, Series 2010-XXX, 5.75% 7/1/2036[4]	320	174
Electric Power Auth., Power Rev. Bonds, Series 2010-YY, 6.125% 7/1/2040	200	108
G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[2]	5,386	3,305

Capital Group Fixed Income ETF Trust	122

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Puerto Rico (continued)
G.O. Taxable Bonds, Series 2022, 0% 11/1/2051	USD 2,884	$1,792
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2029	470	495
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2031	314	242
		6,730
Rhode Island 0.64%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2024, 5.00% 5/15/2034	1,000	1,102
Housing and Mortgage Fin. Corp., Multi Family Dev. Green Bonds, Series 2024-1-A, 3.60% 10/1/2054 (put 10/1/2027)	350	346
Student Loan Auth., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.125% 12/1/2041	500	479
Student Loan Auth., Education Loan Rev. Bonds, Series 2023-A, AMT, 4.125% 12/1/2042	380	361
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.125% 12/1/2043	100	94
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.125% 12/1/2043	1,235	1,185
		3,567
South Carolina 2.25%
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 1/1/2032	400	239
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054	1,485	1,641
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-B, 6.00% 1/1/2055	1,665	1,834
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (573 Meeting Street Project), Series 2024, 3.00% 4/1/2043 (put 4/1/2027)	2,500	2,455
Jobs-Econ. Dev. Auth., Environmental Improvement Rev. Ref. Bonds (International Paper Company Project), Series 2023-A, AMT, 4.00% 4/1/2033 (put 4/1/2026)	2,000	2,009
City of Myrtle Beach, Tax Increment Rev. Ref. Bonds (Myrtle Beach Air Force Base Redev. Project Area), Series 2016, 5.00% 10/1/2028	1,210	1,242
Ports Auth., Rev. Bonds, Series 2015, AMT, 5.25% 7/1/2055 (preref. 7/1/2025)	1,545	1,558
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 5.00% 12/1/2029	1,360	1,470
		12,448
South Dakota 0.73%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-A, 4.00% 11/1/2048	2,420	2,419
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2019-B, 4.00% 5/1/2049	1,650	1,652
		4,071
Tennessee 2.43%
Health and Educational Facs. Auth., Collateralized Multi Family Rev. Bonds (BTT Dev. IV and Housing Assoc. Rural Dev. Program), Series 2024, 3.00% 4/1/2028 (put 4/1/2027)	755	739
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-2, 4.00% 1/1/2048	1,180	1,183
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2018-3, 4.25% 7/1/2049	1,755	1,761
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2023-3A, 6.25% 1/1/2054	1,085	1,173
County of Knox, Health, Educational and Housing Fac. Board, Multi Family Housing Rev. Bonds (The Pines Apartments Project), Series 2024, 3.10% 9/1/2029 (put 9/1/2027)	2,310	2,278
County of Knox, Health, Educational and Housing Fac. Board, Multi Family Housing Rev. Bonds (Westview Towers Project), Series 2022, 3.95% 12/1/2027	2,000	2,008
City of Memphis, Electric System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 12/1/2029	145	158
Metropolitan Dev. and Housing Agcy., Tax Increment Dev. Rev. Bonds (Fifth & Broadway Dev. Project), Series 2018, 4.50% 6/1/2028[1]	200	201
Metropolitan Government of Nashville and Davidson County, G.O. Improvement Bonds, Series 2015-C, 5.00% 7/1/2032 (preref. 7/1/2025)	850	858
County of Shelby, Health, Health Care Rev. Ref. and Improvement Bonds (Baptist Memorial Health Care), Series 2024-B, 5.00% 9/1/2049 (put 9/1/2029)	2,000	2,108
Tenergy Corp, Gas Supply Rev. Bonds, Series 2021-A, 4.00% 12/1/2051 (put 9/1/2028)	1,000	1,002
		13,469

123	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas 11.12%
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Juniper Creek Apartments Project), Series 2023, 3.75% 7/1/2044 (put 7/1/2026)	USD 500	$502
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2025	1,700	1,704
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Eagle’s Landing Family Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	300	311
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Village at Cottonwood Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)	405	421
City of Austin, Airport System Rev. Ref. Bonds, Series 2019, AMT, 5.00% 11/15/2025	1,055	1,068
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 11/15/2029	2,000	2,028
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Katy), Series 2024, 3.125% 9/1/2029 (put 9/1/2027)	2,775	2,740
Central Texas Regional Mobility Auth., Rev. Bond Anticipation Notes, Series 2021-C, 5.00% 1/1/2027	2,500	2,537
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 8/15/2025	1,990	2,012
County of Collin, Road and Rev. Ref. Bonds, Series 2016, 4.00% 2/15/2027	500	505
Corpus Christi Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 8/15/2027	675	710
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/1/2029	400	431
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 5.00% 2/15/2025	500	501
City of Dallas, Special Tax Rev. Bonds (Kay Bailey Hutchison Convention Center Dallas Venue Project), Series 2023, 6.00% 8/15/2053 (put 8/15/2028)[1]	400	401
Dallas Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2/15/2030 (preref. 2/15/2025)	600	601
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (West Virginia Apartments), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)	430	448
County of Denton, Special Assessment Rev. Bonds (Tabor Ranch Public Improvement Dist. Improvement Area #1 Project), Series 2024-A, 4.625% 12/31/2031[1]	214	214
Denton County Housing Fin. Corp., Multi Family Housing Rev. Bonds (Pathway on Woodrow Apartments), Series 2022, 5.00% 2/1/2026 (put 2/1/2025)	1,920	1,922
City of Galveston, Wharves and Terminal Rev. Bonds, Series 2024-A, AMT, 5.00% 8/1/2029	450	470
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, AMT, 5.00% 7/1/2028	1,000	1,047
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, AMT, 5.00% 7/1/2029	1,000	1,058
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, AMT, 5.00% 7/1/2031	1,500	1,614
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-B-2, AMT, 5.00% 7/15/2027	1,000	1,018
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-C, AMT, 5.00% 7/15/2027	1,000	1,018
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2014-A-2, 3.50% 6/1/2039 (put 6/1/2025)	1,045	1,043
Humble Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2028	640	680
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, 5.00% 8/1/2029	240	259
Keller Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2/15/2027 (preref. 2/15/2025)	770	772
Klein Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-A, 3.00% 8/1/2028	750	739
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds, Series 2012, AMT, 5.00% 11/1/2028	615	615
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 5/15/2025	750	751
Magnolia Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2016, 4.00% 8/15/2027 (preref. 8/15/2025)	1,015	1,021
Magnolia Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2016, 4.00% 8/15/2029 (preref. 8/15/2025)	1,260	1,267
Magnolia Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2016, 4.00% 8/15/2030 (preref. 8/15/2025)	1,310	1,317
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2020-A, AMT, 4.05% 5/1/2050 (put 8/1/2024)	5,095	5,096
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-A, 5.50% 1/1/2054 (put 1/1/2030)	1,250	1,331
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 11/1/2031	615	628

Capital Group Fixed Income ETF Trust	124

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
North Texas Higher Education Auth., Inc., Education Loan Rev. Bonds, Senior Series 2024-1-A, AMT, 4.125% 6/1/2045	USD 400	$377
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-B, 5.00% 1/1/2032	2,000	2,000
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 1/1/2034	6,660	6,660
North Texas Tollway Auth., System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-D, Assured Guaranty insured, 0% 1/1/2030	2,000	1,672
North Texas Tollway Auth., System Rev. Ref. First Tier Bonds, Series 2015-B, 5.00% 1/1/2034	1,700	1,700
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2016, 5.00% 2/1/2025 (escrowed to maturity)	200	200
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2019, 4.00% 2027	600	611
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2028	1,000	1,058
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2029	1,135	1,219
Spring Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024-B, 5.00% 8/15/2030	290	318
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.00% 11/15/2031	305	299
Tomball Business Improvement Dist. No. 1, Unlimited Tax Bonds, Series 2024, 4.00% 11/15/2032	320	315
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2024-C, 5.00% 8/15/2031	360	397
Board of Regents of the University of Texas System, Rev. Fncg. System Rev. Ref. Bonds, Series 2014-B, 5.00% 8/15/2025	500	506
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2017-A, 5.00% 4/15/2028	2,000	2,099
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2023-A, 5.00% 10/15/2028	1,280	1,372
		61,603
Utah 0.97%
Central Valley Water Reclamation Fac., Sewer Rev. Green Bonds , Series 2021-C, 5.00% 3/1/2027	555	580
Housing Corp., Single Family Mortgage Bonds, Series 2024-G, 6.25% 7/1/2055	650	722
Housing Corp., Single Family Mortgage Bonds, Series 2024-I, 6.25% 7/1/2055	300	335
Intermountain Power Agcy., Power Supply Rev. Bonds, Series 2024-A, 5.00% 7/1/2034	1,500	1,704
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2027[1]	500	497
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2023-A, AMT, 5.00% 7/1/2029	500	527
Three Bridges Public Infrastructure Dist. No. 1, Special Assessment Bonds (Three Bridges Assessment Area No. 1), Series 2024-1, 5.00% 12/1/2036[1]	1,000	988
		5,353
Vermont 0.40%
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2033	610	618
Student Assistance Corp., Education Loan Rev. Bonds, Series 2023, AMT, 5.00% 6/15/2033	1,530	1,606
		2,224
Virgin Islands 0.33%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2025	500	504
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2026	1,285	1,313
		1,817
Virginia 1.75%
County of Arlington, Industrial Dev. Auth., Multi family Housing Rev. Bonds (Park Shirlington Apartments), Series 2023-A, 5.00% 1/1/2026	1,000	1,018
Chesapeake Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Hunters Point Apartments), Series 2023, 5.00% 5/1/2043 (put 5/1/2026)	3,000	3,069
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2017-C, 5.00% 2/1/2031	1,260	1,309
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Williamsburg Landing), Series 2024-C-2, 5.50% 12/1/2028	365	365
Public Building Auth., Public Facs. Rev. Bonds, Series 2015-B, AMT, 5.00% 8/1/2028	800	845

125	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2025	USD 855	$855
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2027	500	513
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2029	175	176
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 7/1/2029	500	502
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-3, 5.375% 9/1/2029	1,000	1,028
		9,680
Washington 2.26%
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2015-C, 5.00% 7/1/2026	1,500	1,513
Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), Series 2015, 5.00% 1/1/2027 (preref. 7/1/2025)	1,000	1,009
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2036 (preref. 12/1/2026)	870	901
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2041 (preref. 12/1/2026)	645	668
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Camas Flats Apartments Project), Series 2024-B, 5.00% 2/1/2028 (put 2/1/2027)	135	139
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2028[1]	250	251
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Parkshore Juanita Bay Project), Series 2024-B-1, 4.50% 7/1/2030[1]	470	467
Motor Vehicle Fuel Tax G.O. Bonds, Series 2015-C, 5.00% 2/1/2035	1,555	1,557
Motor Vehicle Fuel Tax G.O. Rev. Ref. Bonds, Series 2015-R-D, 5.00% 7/1/2032	1,935	1,935
Port of Seattle, Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 7/1/2026	2,000	2,040
Various Purpose G.O. Rev. Ref. Bonds, Series 2022-R-C, 4.00% 7/1/2026	2,000	2,034
		12,514
West Virginia 0.29%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Arch Resources Project), Series 2021, AMT, 4.125% 7/1/2045 (put 7/1/2025)	1,000	995
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Arch Resources Project), Series 2020, AMT, 5.00% 7/1/2045 (put 7/1/2025)	595	595
		1,590
Wisconsin 1.60%
G.O. Rev. Ref. Bonds, Series 2025-2, 5.00% 5/1/2026	1,000	1,023
G.O. Rev. Ref. Bonds, Series 2017-3, 5.00% 11/1/2027	1,000	1,048
G.O. Rev. Ref. Bonds, Series 2024-1, 5.00% 5/1/2030	1,000	1,101
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds (Social Bonds), Series 2024-C, 6.00% 3/1/2055	365	398
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 12/1/2025[1]	2,000	2,017
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Mayfair Project), Series 2024-A-4, 5.50% 11/15/2032[1]	665	665
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Two Step Project), Capital Appreciation Bonds, Series 2024, 0% 12/15/2034[1]	1,545	854
Public Fin. Auth., Special Fac. Rev. Bonds (Million Air Three LLC General Aviation Facs. Project), Series 2024-A, AMT, 5.50% 9/1/2030[1]	160	163
Public Fin. Auth., Special Rev. Bonds (Candela Project), Series 2023, 6.125% 12/15/2029[1]	171	170
Public Fin. Auth., Special Rev. Bonds (Signorelli Projects, Municipal Utility Dists., Montgomery and Waller Counties), Series 2024, 5.375% 12/15/2032[1]	350	350
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2024-A, 5.00% 4/1/2029	1,000	1,076
		8,865
Total bonds, notes & other debt instruments (cost: $523,398,000)		523,587

Capital Group Fixed Income ETF Trust	126

Capital Group Short Duration Municipal Income ETF  (continued)
Short-term securities 3.29%	Principal amount (000)	Value (000)
Municipals 3.29%
State of Texas, Board of Regents of Texas A&M University System, Rev. Fncg. System Bonds, Series 2024-A, 5.00% 5/15/2025	USD 2,000	$2,015
State of Illinois, City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2024-C, AMT, 5.00% 1/1/2025	2,000	2,000
State of Florida, City of Daytona Beach, Housing Auth., Multi Family Housing Rev. Bonds (The WM at the River Project), Series 2021-B, 4.0% 12/1/2025 (put 06/01/2025)[5]	2,500	2,499
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 3.88% 10/1/2047[2]	115	115
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-A, 3.80% 12/1/2033[2]	1,100	1,100
State of Kentucky, Econ. Dev. Fin. Auth., Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 4.20% 4/1/2031 (put 3/3/2025)[5]	2,110	2,110
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 3.80% 1/1/2039[2]	100	100
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 3.80% 5/1/2048[2]	4,500	4,500
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 3.82% 8/1/2035[2]	1,100	1,100
State of Texas, Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 3/15/2025	1,000	1,003
State of Florida, Capital Facs. Fin. Agcy., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, 3.70% 7/1/2034 (put 3/3/2025)[5]	1,685	1,685
		18,227
Total short-term securities (cost: $18,226,000)		18,227
Total investment securities 97.82% (cost: $541,624,000)		541,814
Other assets less liabilities 2.18%		12,063
Net assets 100.00%		$553,877
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.026%	Annual	12/24/2029	USD10,874	$(7)	$—	$(7)
3.628%	Annual	SOFR	Annual	10/15/2034	6,042	216	—	216
SOFR	Annual	3.929%	Annual	11/8/2034	3,039	(35)	—	(35)
SOFR	Annual	3.908%	Annual	11/26/2034	6,280	(84)	—	(84)
3.6985%	Annual	SOFR	Annual	12/9/2034	3,043	93	—	93
3.6715%	Annual	SOFR	Annual	11/7/2054	2,728	125	—	125
						$308	$—	$308

127	Capital Group Fixed Income ETF Trust

Capital Group Short Duration Municipal Income ETF  (continued)

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $22,618,000, which represented
4.08% of the net assets of the fund.

[2]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[3]	Step bond; coupon rate may change at a later date.
[4]	Scheduled interest and/or principal payment was not received.
[5]	For short-term securities, the mandatory put date is considered to be the maturity date.

Key to abbreviation(s)
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
Certs. = Certificates
Dept. = Department
Dev. = Development
Dist. = District
Dists. = Districts
Econ. = Economic
Fac. = Facility

Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	128

Capital Group Ultra Short Income ETF
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 74.37%		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 47.34%
Financials 21.34%
	American Express Co. 2.25% 3/4/2025	USD300	$299
	Aon Global, Ltd. 3.875% 12/15/2025	150	149
	Arthur J. Gallagher & Co. 4.60% 12/15/2027	200	199
	Australia and New Zealand Banking Group, Ltd. 4.42% 12/16/2026	250	250
	Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[1]	400	393
	Bank of Montreal 4.588% 12/11/2026 (USD-SOFR + 0.429% on 12/11/2025)[1]	200	200
	Bank of New York Mellon Corp. 4.414% 7/24/2026 (USD-SOFR + 1.345% on 7/24/2025)[1]	50	50
	Barclays PLC 4.375% 1/12/2026	300	299
	BNP Paribas SA 3.375% 1/9/2025[2]	200	200
	BPCE SA 1.625% 1/14/2025[2]	250	250
	Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (USD-SOFR + 0.93% on 9/11/2026)[1]	201	200
	Capital One Financial Corp. 3.20% 2/5/2025	100	100
	Charles Schwab Corp. (The) 5.875% 8/24/2026	50	51
	Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[1]	300	299
	Citizens Financial Group, Inc. 4.30% 12/3/2025	50	50
	Corebridge Financial, Inc. 3.50% 4/4/2025	100	100
	Deutsche Bank AG 6.119% 7/14/2026 (USD-SOFR + 3.19% on 7/14/2025)[1]	150	151
	Global Payments, Inc. 2.65% 2/15/2025	50	50
	Goldman Sachs Group, Inc. 3.50% 4/1/2025	300	299
	Intercontinental Exchange, Inc. 3.65% 5/23/2025	50	50
	JPMorgan Chase & Co. 2.083% 4/22/2026 (USD-SOFR + 1.85% on 4/22/2025)[1]	325	322
	JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[1]	100	99
	Lloyds Banking Group PLC 4.582% 12/10/2025	200	199
	Marsh & McLennan Cos., Inc. 4.55% 11/8/2027	150	150
	Metropolitan Life Global Funding I 0.95% 7/2/2025[2]	150	147
	Nasdaq, Inc. 5.65% 6/28/2025	160	161
	National Australia Bank, Ltd. 4.50% 10/26/2027	250	248
	New York Life Global Funding 0.95% 6/24/2025[2]	200	197
	Northwestern Mutual Global Funding 4.00% 7/1/2025[2]	50	50
	PNC Bank, National Association 4.20% 11/1/2025	250	249
	Royal Bank of Canada 4.65% 1/27/2026	150	150
	Royal Bank of Canada 4.51% 10/18/2027 (USD-SOFR + 0.72% on 10/18/2026)[1]	100	100
	Sumitomo Mitsui Financial Group, Inc. 1.474% 7/8/2025	200	197
	Synchrony Financial 4.50% 7/23/2025	50	50
	Toronto-Dominion Bank (The) 1.15% 6/12/2025	50	49
	Toronto-Dominion Bank (The) 4.568% 12/17/2026	250	249
	Truist Bank 3.625% 9/16/2025	350	347
	U.S. Bancorp 1.45% 5/12/2025	100	99
	UBS AG 7.95% 1/9/2025	250	250
	Wells Fargo & Co. 2.188% 4/30/2026 (USD-SOFR + 2.00% on 4/30/2025)[1]	450	446
			7,398

Health care 6.24%
	AbbVie, Inc. 3.60% 5/14/2025	300	299
	Amgen, Inc. 1.90% 2/21/2025	300	299
	Amgen, Inc. 5.507% 3/2/2026	300	300
	AstraZeneca PLC 0.70% 4/8/2026	50	48
	Baxter International, Inc. 2.60% 8/15/2026	50	48
	Boston Scientific Corp. 1.90% 6/1/2025	50	49
	Bristol-Myers Squibb Co. 0.75% 11/13/2025	50	48
	Bristol-Myers Squibb Co. 4.95% 2/20/2026	50	50
	Cigna Group (The) 3.25% 4/15/2025	50	50
	CVS Health Corp. 3.875% 7/20/2025	150	149
	CVS Health Corp. 5.00% 2/20/2026	100	100
	Elevance Health, Inc. 2.375% 1/15/2025	50	50
	Elevance Health, Inc. 4.50% 10/30/2026	200	200
	Eli Lilly and Co. 2.75% 6/1/2025	100	99
	HCA, Inc. 5.375% 2/1/2025	100	100

129	Capital Group Fixed Income ETF Trust

Capital Group Ultra Short Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Laboratory Corp. of America Holdings 3.60% 2/1/2025	USD100	$100
	Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2026	100	100
	UnitedHealth Group, Inc. 4.75% 7/15/2026	75	75
			2,164

Utilities 4.71%
	Berkshire Hathaway Energy Co. 4.05% 4/15/2025	100	100
	CenterPoint Energy, Inc. 5.25% 8/10/2026	50	50
	CMS Energy Corp. 3.00% 5/15/2026	50	49
	DTE Energy Co. 1.05% 6/1/2025	50	49
	Duke Energy Corp. 0.90% 9/15/2025	50	49
	Duke Energy Corp. 5.00% 12/8/2025	50	50
	Edison International 4.70% 8/15/2025	250	250
	Eversource Energy 0.80% 8/15/2025	50	49
	FirstEnergy Corp. 2.05% 3/1/2025	150	149
	Florida Power & Light Co. 2.85% 4/1/2025	50	50
	Pacific Gas and Electric Co. 3.45% 7/1/2025	350	347
	Pacific Gas and Electric Co. 2.95% 3/1/2026	250	244
	Southern Power Co. 0.90% 1/15/2026	50	48
	Virginia Electric & Power 3.10% 5/15/2025	50	50
	WEC Energy Group, Inc. 5.00% 9/27/2025	50	50
	Xcel Energy, Inc. 3.30% 6/1/2025	50	50
			1,634

Consumer discretionary 2.44%
	Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[2]	150	149
	Ford Motor Credit Co., LLC 5.125% 6/16/2025	200	200
	General Motors Financial Co., Inc. 2.75% 6/20/2025	50	50
	Hyundai Capital America 1.80% 10/15/2025[2]	50	49
	Hyundai Capital America 4.30% 9/24/2027[2]	50	49
	Hyundai Capital America 4.875% 11/1/2027[2]	100	100
	Marriott International, Inc. 5.75% 5/1/2025	50	50
	Toyota Motor Credit Corp. 3.40% 4/14/2025	150	149
	Toyota Motor Credit Corp. 4.55% 8/7/2026	50	50
			846

Communication services 2.42%
	AT&T, Inc. 1.70% 3/25/2026	100	96
	Charter Communications Operating, LLC 4.908% 7/23/2025	100	100
	Comcast Corp. 3.95% 10/15/2025	50	50
	Discovery Communications, LLC 4.90% 3/11/2026	100	100
	Netflix, Inc. 5.875% 2/15/2025	50	50
	T-Mobile USA, Inc. 3.50% 4/15/2025	250	249
	T-Mobile USA, Inc. 2.25% 2/15/2026	200	194
			839

Energy 2.41%
	Canadian Natural Resources, Ltd. 2.05% 7/15/2025	50	49
	Columbia Pipeline Group, Inc. 4.50% 6/1/2025	50	50
	Enbridge, Inc. 5.90% 11/15/2026	50	51
	Energy Transfer, LP 4.05% 3/15/2025	50	50
	Kinder Morgan, Inc. 4.30% 6/1/2025	50	50
	MPLX, LP 4.875% 6/1/2025	100	100
	Occidental Petroleum Corp. 5.00% 8/1/2027	119	119
	ONEOK, Inc. 2.20% 9/15/2025	50	49
	Petroleos Mexicanos 6.875% 10/16/2025	250	250
	South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027[2]	19	19
	Williams Companies, Inc. 3.90% 1/15/2025	50	50
			837

Capital Group Fixed Income ETF Trust	130

Capital Group Ultra Short Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Industrials 2.29%
	BAE Systems Holdings, Inc. 3.85% 12/15/2025[2]	USD50	$50
	Boeing Co. (The) 2.75% 2/1/2026	250	244
	Burlington Northern Santa Fe, LLC 3.00% 4/1/2025	50	50
	Carrier Global Corp. 2.242% 2/15/2025	200	199
	Northrop Grumman Corp. 2.93% 1/15/2025	100	100
	RTX Corp. 3.95% 8/16/2025	50	50
	Waste Management, Inc. 4.50% 3/15/2028	100	99
			792

Real estate 1.84%
	Boston Properties, LP 2.75% 10/1/2026	50	48
	COPT Defense Properties, LP 2.25% 3/15/2026	50	48
	Equinix, Inc. 1.00% 9/15/2025	250	244
	VICI Properties, LP 4.625% 6/15/2025[2]	300	299
			639

Consumer staples 1.72%
	Altria Group, Inc. 2.35% 5/6/2025	100	99
	Conagra Brands, Inc. 4.60% 11/1/2025	50	50
	Philip Morris International, Inc. 1.50% 5/1/2025	100	99
	Philip Morris International, Inc. 4.375% 11/1/2027	200	198
	Reynolds American, Inc. 4.45% 6/12/2025	150	150
			596

Information technology 1.36%
	Accenture Capital, Inc. 3.90% 10/4/2027	75	74
	Broadcom Corp. 3.125% 1/15/2025	50	50
	Broadcom, Inc. 4.15% 2/15/2028	150	147
	Microchip Technology, Inc. 4.90% 3/15/2028	149	149
	Oracle Corp. 2.50% 4/1/2025	50	50
			470

Materials 0.57%
	BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	50	50
	Celanese US Holdings, LLC 6.05% 3/15/2025	50	50
	International Flavors & Fragrances, Inc. 1.23% 10/1/2025[2]	50	49
	LYB International Finance III, LLC 1.25% 10/1/2025	50	49
			198
	Total corporate bonds, notes & loans		16,413
Asset-backed obligations 20.72%
	ACHV ABS Trust, Series 23-4CP, Class C, 7.71% 11/25/2030[2,3]	205	207
	ACHV ABS Trust, Series 2024-2PL, Class A, 5.07% 10/27/2031[2,3]	107	108
	Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[2,3]	35	35
	Affirm, Inc., Series 2023-A, Class 1A, 6.61% 1/18/2028[2,3]	355	355
	Affirm, Inc., Series 2023-B, Class A, 6.82% 9/15/2028[2,3]	100	101
	Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029[2,3]	100	100
	American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[2,3]	150	149
	Auxilior Term Funding, LLC, Series 2023-1, Class A2, 6.18% 12/15/2028[2,3]	148	150
	Auxilior Term Funding, LLC, Series 2023-1A, Class A3, 5.70% 2/15/2030[2,3]	150	152
	Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[2,3]	200	199
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[2,3]	150	146
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class C, 6.24% 4/20/2027[2,3]	100	101
	Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[2,3]	49	49
	Bridge Trust, Series 2022-SFR1, Class A, 3.40% 11/17/2037[2,3]	100	98
	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029[3]	290	295
	Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[2,3]	178	179

131	Capital Group Fixed Income ETF Trust

Capital Group Ultra Short Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	Carvana Auto Receivables Trust, Series 2024-P3, Class A2, 4.61% 11/10/2027[3]	USD35	$35
	Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[3]	156	150
	CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,3]	141	134
	Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[2,3]	100	100
	CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028[2,3]	86	86
	CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[2,3]	37	37
	Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027[2,3]	100	100
	Enterprise Fleet Financing, LLC, Series 22-1, Class A3, 3.27% 1/20/2028[2,3]	256	253
	Exeter Automobile Receivables Trust, Series 24-3A, Class A2, 5.82% 2/15/2027[3]	135	136
	FirstKey Homes Trust, Series 20-SFR2, Class C, 1.667% 10/19/2037[2,3]	200	195
	Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.06% 4/15/2033[2,3]	150	146
	GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028[2,3]	409	412
	GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[2,3]	49	49
	Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027[2,3]	150	151
	Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028[2,3]	110	112
	John Deere Owner Trust, Series 22-A, Class A4, 2.49% 1/16/2029[3]	200	197
	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[2,3]	100	101
	Navistar Financial Dealer Note Master Trust, Series 23-1, Class A, 6.18% 8/25/2028[2,3]	345	348
	New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[2,3]	100	92
	NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[2,3]	173	173
	PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[2,3]	82	82
	PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[2,3]	230	232
	Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A2A, 4.47% 12/21/2026[2,3]	100	100
	Prestige Auto Receivables Trust, Series 2024-2, Class A2, 4.72% 2/15/2028[2,3]	41	41
	Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[2,3]	180	181
	Santander Drive Auto Receivables Trust, Series 2022-3, Class C, 4.49% 8/15/2029[3]	260	260
	SBNA Auto Lease Trust, Series 2024-C, Class A2, 4.94% 11/20/2026[2,3]	31	31
	SCF Equipment Trust, LLC, Series 2021-1A, Class D, 1.93% 9/20/2030[2,3]	200	198
	Space Coast Credit Union, Series 2024-1, Class A2, 5.45% 12/15/2027[2,3]	132	132
	Synchrony Card Issuance Trust, Series 22-A2, Class A, 3.86% 7/15/2028[3]	200	199
	Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 5.856% 10/15/2031[2,3,4]	195	196
	Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[2,3]	100	100
			7,183
Mortgage-backed obligations 6.31%
Collateralized mortgage-backed obligations (privately originated) 4.80%
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[2,3,4]	84	83
	COLT Funding, LLC, Series 24-2, Class A1, 6.125% 4/25/2069[1,2,3]	284	285
	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 2/25/2044[2,3,4]	325	326
	Finance of America HECM Buyout, Series 24-HB1, Class A1A, 4.00% 10/1/2034[2,3,4]	185	183
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 5.869% 2/25/2042[2,3,4]	139	139
	New York Mortgage Trust, Series 2022-SP1, Class A1, 5.25% 7/25/2062 (8.25% on 7/1/2025)[1,2,3]	242	241
	Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[2,3,4]	240	233
	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[2,3,4]	177	174
			1,664

Commercial mortgage-backed securities 1.51%
	BX Trust, Series 2021-MFM1, Class A, (1-month USD CME Term SOFR + 0.81%) 5.212% 1/15/2034[2,3,4]	176	176
	BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.101% 9/15/2034[2,3,4]	348	346
			522
	Total mortgage-backed obligations		2,186
	Total bonds, notes & other debt instruments (cost: $25,673,000)		25,782

Capital Group Fixed Income ETF Trust	132

Capital Group Ultra Short Income ETF  (continued)
Short-term securities 24.83%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 20.94%
Atlantic Asset Securitization LLC 1/21/2025[2]	4.674%	USD1,200	$1,197
Bank of Montreal 1/17/2025[2]	4.640	500	499
Banque et Caisse d’Epargne de l’Etat 3/18/2025	4.543	1,100	1,089
DBS Bank Ltd. 1/16/2025[2]	4.794	500	499
ING U.S. Funding LLC 2/18/2025[2]	4.324	1,000	994
Manhattan Asset Funding Co., LLC 1/27/2025[2]	4.718	1,000	997
Victory Receivables Corp. 1/8/2025[2]	4.801	1,000	999
Westpac Banking Corp. 4/24/2025[2]	4.654	1,000	986
			7,260
Federal agency bills and notes 3.89%
Federal Home Loan Mortgage Corp. 1/2/2025	4.068	1,350	1,350
Total short-term securities (cost: $8,610,000)			8,610
Total investment securities 99.20% (cost: $34,283,000)			34,392

Other assets less liabilities 0.80%	277
Net assets 100.00%	$34,669
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
2 Year U.S. Treasury Note Futures	Short	7	3/31/2025	USD(1,439)	$1

[1]	Step bond; coupon rate may change at a later date.
[2]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $15,876,000, which represented
45.79% of the net assets of the fund.

[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

Key to abbreviation(s)
CLO = Collateralized Loan Obligations
CME = CME Group
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

133	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF
Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 96.23%		Principal amount (000)	Value (000)
Corporate bonds, notes & loans 68.54%
Financials 12.59%
	AG Issuer, LLC 6.25% 3/1/2028[1]	USD1,889	$1,882
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	1,900	1,972
	Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]	885	879
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]	3,000	2,897
	Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[1]	2,415	2,427
	Alliant Holdings Intermediate, LLC 6.50% 10/1/2031[1]	425	421
	Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[1]	2,180	2,203
	Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[2]	EUR200	231
	Alpha Bank SA 4.25% 2/13/2030 (5-year EUR Mid-Swap + 4.504% on 2/13/2025)[2]	625	647
	Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[2]	100	110
	Alpha Bank SA 4.25% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[2]	100	106
	American International Group, Inc. 5.125% 3/27/2033	USD2,556	2,526
	AmWINS Group, Inc. 6.375% 2/15/2029[1]	950	956
	AmWINS Group, Inc. 4.875% 6/30/2029[1]	4,372	4,126
	Aon North America, Inc. 5.45% 3/1/2034	3,160	3,157
	Aretec Group, Inc. 7.50% 4/1/2029[1]	2,010	2,003
	Aretec Group, Inc. 10.00% 8/15/2030[1]	445	487
	Arthur J. Gallagher & Co. 5.00% 2/15/2032	255	252
	Arthur J. Gallagher & Co. 5.15% 2/15/2035	3,199	3,121
	Arthur J. Gallagher & Co. 5.55% 2/15/2055	724	696
	AssuredPartners, Inc. 5.625% 1/15/2029[1]	1,021	1,033
	AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.857% 2/14/2031[3,4]	409	410
	Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[1]	660	674
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[2]	2,574	2,335
	Bangkok Bank Public Co., Ltd. 3.466% 9/23/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 9/23/2031)[2]	400	342
	Bank of America Corp. 3.366% 1/23/2026 (3-month USD CME Term SOFR + 1.072% on 1/23/2025)[2]	95	95
	Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[2]	3,434	3,528
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[2]	2,813	2,817
	Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[2]	1,231	1,228
	Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034)[2]	804	800
	BBVA Bancomer SA 5.875% 9/13/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.308% on 9/13/2029)[2]	1,750	1,662
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[2]	1,150	1,192
	BlackRock Funding, Inc. 5.00% 3/14/2034	2,111	2,086
	BlackRock Funding, Inc. 5.25% 3/14/2054	1,767	1,671
	Blackstone Mortgage Trust, Inc. 7.75% 12/1/2029[1]	1,626	1,673
	Blackstone, Inc. 5.00% 12/6/2034	675	653
	Block, Inc. 3.50% 6/1/2031	1,508	1,329
	Block, Inc. 6.50% 5/15/2032[1]	2,750	2,780
	Boost Newco Borrower, LLC 7.50% 1/15/2031[1]	2,755	2,890
	BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[1,2]	3,050	3,024
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,2]	500	512
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,2]	725	771
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,2]	1,580	1,595
	Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[2]	54	54
	Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[2]	1,901	1,928
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[2]	2,973	3,088
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[2]	3,904	3,969
	Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[2]	1,292	1,331
	Chubb INA Holdings, LLC 5.00% 3/15/2034	4,551	4,497
	Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[2]	105	106

Capital Group Fixed Income ETF Trust	134

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[2]	USD1,794	$1,744
	Coinbase Global, Inc. 3.375% 10/1/2028[1]	3,322	2,993
	Coinbase Global, Inc. 3.625% 10/1/2031[1]	3,237	2,739
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]	1,700	1,633
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]	2,538	2,335
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[2]	1,200	1,256
	Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[2]	3,925	3,721
	Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029)[2]	EUR100	106
	Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[2]	900	992
	Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[2]	USD1,766	1,803
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[2]	1,558	1,343
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[2]	3,981	4,058
	Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[2]	2,570	2,523
	Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034)[2]	25	24
	Hightower Holding, LLC 6.75% 4/15/2029[1]	1,625	1,620
	Hightower Holding, LLC 9.125% 1/31/2030[1]	200	211
	Howden UK Refinance 2 PLC 8.125% 2/15/2032[1]	2,370	2,423
	Howden UK Refinance PLC 7.25% 2/15/2031[1]	3,240	3,296
	HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[2]	814	860
	HUB International, Ltd. 5.625% 12/1/2029[1]	2,480	2,408
	HUB International, Ltd. 7.25% 6/15/2030[1]	2,397	2,459
	HUB International, Ltd. 7.375% 1/31/2032[1]	2,195	2,231
	HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.367% 6/20/2030[3,4]	49	49
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	4,422	4,074
	JPMorgan Chase & Co. 2.083% 4/22/2026 (USD-SOFR + 1.85% on 4/22/2025)[2]	10	10
	JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[2]	150	149
	JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[2]	1,280	1,306
	JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[2]	2,080	2,072
	JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[2]	1,000	981
	JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[2]	175	175
	JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034)[2]	1,065	1,059
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[2]	3,250	3,326
	JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[2]	7,410	7,335
	JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034)[2]	1,680	1,619
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[2]	2,360	2,260
	LPL Holdings, Inc. 4.00% 3/15/2029[1]	385	365
	Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	180	178
	Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	290	287
	Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	5,683	5,550
	Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	1,697	1,627
	Mastercard, Inc. 4.875% 5/9/2034	556	548
	Mastercard, Inc. 4.55% 1/15/2035	3,921	3,759
	Morgan Stanley 2.63% 2/18/2026 (USD-SOFR + 0.94% on 2/18/2025)[2]	165	165
	Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[2]	1,904	1,892
	Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[2]	3,480	3,548
	Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[2]	4,191	4,124
	Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039)[2]	200	201
	Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054)[2]	2,625	2,532
	Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[2]	2,034	1,991
	Navient Corp. 4.875% 3/15/2028	1,000	955
	Navient Corp. 9.375% 7/25/2030	913	976
	Navient Corp. 11.50% 3/15/2031	1,496	1,675
	Navient Corp. 5.625% 8/1/2033	5,570	4,825
	New York Life Global Funding 4.60% 12/5/2029[1]	863	857
	OneMain Finance Corp. 7.50% 5/15/2031	5,275	5,420
	OneMain Finance Corp. 7.125% 11/15/2031	3,214	3,278
	Osaic Holdings, Inc. 10.75% 8/1/2027[1]	500	519
	Oxford Finance, LLC 6.375% 2/1/2027[1]	235	233
	Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[2]	EUR150	174

135	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
	Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[2]	EUR750	$823
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[2]	USD2,804	3,062
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[2]	4,127	4,176
	PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034)[2]	3,767	3,740
	Power Finance Corp., Ltd. 3.35% 5/16/2031	450	399
	Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029)[2]	1,998	1,958
	Ryan Specialty Group, LLC 4.375% 2/1/2030[1]	445	418
	Ryan Specialty, LLC 5.875% 8/1/2032[1]	2,415	2,391
	Starwood Property Trust, Inc. 6.50% 7/1/2030[1]	1,775	1,778
	State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[2]	601	597
	Synchrony Financial 5.935% 8/2/2030 (USD-SOFR index + 2.13% on 8/2/2029)[2]	888	897
	Synchrony Financial 7.25% 2/2/2033	2,103	2,172
	Toronto-Dominion Bank (The) 4.783% 12/17/2029	693	684
	Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[2]	3,137	3,101
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[2]	2,524	2,571
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[2]	4,725	4,763
	Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.079% 5/6/2032[3,4]	811	833
	U.S. Bancorp 5.85% 10/21/2033 (USD-SOFR + 2.09% on 10/21/2032)[2]	200	204
	U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[2]	25	25
	U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[2]	3,056	3,083
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	2,784	2,632
	UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	844	734
	UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033)[1,2]	1,100	1,151
	USI, Inc. 7.50% 1/15/2032[1]	270	280
	Wells Fargo & Co. 2.164% 2/11/2026 (3-month USD CME Term SOFR + 1.012% on 2/11/2025)[2]	595	593
	Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[2]	250	254
	Wells Fargo & Co. 2.39% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[2]	25	24
	Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[2]	1,955	1,934
	Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[2]	650	649
	Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[2]	3,521	3,744
	Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034)[2]	1,932	1,881
			245,595

Energy 12.27%
	3R Lux SARL 9.75% 2/5/2031[1]	1,598	1,654
	Apache Corp. 5.10% 9/1/2040	175	153
	Apache Corp. 5.25% 2/1/2042	2,800	2,430
	Archrock Partners, LP 6.625% 9/1/2032[1]	565	565
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	750	731
	Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032[1]	460	458
	Baytex Energy Corp. 8.50% 4/30/2030[1]	2,780	2,843
	Baytex Energy Corp. 7.375% 3/15/2032[1]	1,960	1,912
	Blue Racer Midstream, LLC 7.00% 7/15/2029[1]	605	619
	Borr IHC, Ltd. 10.00% 11/15/2028[1]	2,402	2,400
	Borr IHC, Ltd. 10.375% 11/15/2030[1]	2,807	2,803
	BP Capital Markets America, Inc. 4.893% 9/11/2033	591	572
	California Resources Corp. 7.125% 2/1/2026[1]	240	240
	Cheniere Energy Partners, LP 3.25% 1/31/2032	1,975	1,714
	Cheniere Energy Partners, LP 5.95% 6/30/2033	2,095	2,146
	CITGO Petroleum Corp. 8.375% 1/15/2029[1]	555	572
	Civitas Resources, Inc. 5.00% 10/15/2026[1]	355	351
	Civitas Resources, Inc. 8.375% 7/1/2028[1]	1,807	1,879
	Civitas Resources, Inc. 8.625% 11/1/2030[1]	3,318	3,478
	Civitas Resources, Inc. 8.75% 7/1/2031[1]	3,933	4,105
	CNX Resources Corp. 7.375% 1/15/2031[1]	3,494	3,593

Capital Group Fixed Income ETF Trust	136

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	CNX Resources Corp. 7.25% 3/1/2032[1]	USD3,052	$3,118
	Comstock Resources, Inc. 6.75% 3/1/2029[1]	1,514	1,477
	Comstock Resources, Inc. 5.875% 1/15/2030[1]	3,850	3,594
	ConocoPhillips Co. 5.55% 3/15/2054	1,061	1,021
	ConocoPhillips Co. 5.50% 1/15/2055	2,250	2,142
	Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	2,006	2,098
	Crescent Energy Finance, LLC 7.625% 4/1/2032[1]	3,530	3,515
	Crescent Energy Finance, LLC 7.375% 1/15/2033[1]	3,629	3,528
	Diamondback Energy, Inc. 5.15% 1/30/2030	313	314
	Diamondback Energy, Inc. 5.40% 4/18/2034	3,381	3,326
	Diamondback Energy, Inc. 5.75% 4/18/2054	2,996	2,814
	Diamondback Energy, Inc. 5.90% 4/18/2064	1,211	1,138
	DT Midstream, Inc. 4.375% 6/15/2031[1]	750	685
	Ecopetrol SA 7.75% 2/1/2032	2,100	2,040
	Ecopetrol SA 8.875% 1/13/2033	1,885	1,922
	Ecopetrol SA 8.375% 1/19/2036	4,365	4,213
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[1]	3,515	3,712
	Eni SpA 5.50% 5/15/2034[1]	3,554	3,515
	Eni SpA 5.95% 5/15/2054[1]	3,709	3,564
	Enterprise Products Operating, LLC 4.95% 2/15/2035	399	386
	EOG Resources, Inc. 5.65% 12/1/2054	4,680	4,587
	EQM Midstream Partners, LP 6.375% 4/1/2029[1]	350	351
	EQM Midstream Partners, LP 4.75% 1/15/2031[1]	3,556	3,347
	Expand Energy Corp. 5.875% 2/1/2029[1]	555	551
	Expand Energy Corp. 4.75% 2/1/2032	285	265
	Genesis Energy, LP 8.00% 1/15/2027	93	95
	Genesis Energy, LP 8.25% 1/15/2029	1,895	1,916
	Genesis Energy, LP 8.875% 4/15/2030	2,470	2,516
	Genesis Energy, LP 7.875% 5/15/2032	1,340	1,314
	Global Partners, LP 8.25% 1/15/2032[1]	2,115	2,177
	GreenSaif Pipelines Bidco SARL 5.852% 2/23/2036[1]	3,110	3,074
	Gulfport Energy Operating Corp. 6.75% 9/1/2029[1]	420	423
	Harvest Midstream I, LP 7.50% 9/1/2028[1]	875	884
	Harvest Midstream I, LP 7.50% 5/15/2032[1]	1,734	1,767
	Hilcorp Energy I, LP 6.00% 4/15/2030[1]	900	850
	Hilcorp Energy I, LP 6.25% 4/15/2032[1]	3,430	3,172
	Hilcorp Energy I, LP 8.375% 11/1/2033[1]	2,480	2,534
	Kinetik Holdings, LP 6.625% 12/15/2028[1]	520	532
	Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029[1]	2,530	2,438
	Leviathan Bond, Ltd. 6.75% 6/30/2030[1]	980	930
	Matador Resources Co. 6.25% 4/15/2033[1]	1,950	1,895
	MEG Energy Corp. 5.875% 2/1/2029[1]	105	103
	MPLX, LP 5.00% 3/1/2033	375	360
	Murphy Oil Corp. 6.00% 10/1/2032	2,275	2,188
	Nabors Industries, Inc. 7.375% 5/15/2027[1]	2,125	2,124
	Nabors Industries, Inc. 9.125% 1/31/2030[1]	2,835	2,886
	NewCo Holding USD 20 SARL 9.375% 11/7/2029[1]	5,200	5,184
	NFE Financing, LLC 12.00% 11/15/2029[1]	15,029	15,802
	NGL Energy Operating, LLC 8.125% 2/15/2029[1]	2,125	2,155
	NGL Energy Operating, LLC 8.375% 2/15/2032[1]	2,270	2,290
	Noble Finance II, LLC 8.00% 4/15/2030[1]	4,685	4,736
	Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	2,550	2,591
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]	2,741	2,833
	Occidental Petroleum Corp. 5.55% 10/1/2034	4,940	4,808
	Permian Resources Operating, LLC 8.00% 4/15/2027[1]	162	166
	Permian Resources Operating, LLC 5.875% 7/1/2029[1]	830	815
	Permian Resources Operating, LLC 9.875% 7/15/2031[1]	1,755	1,931
	Permian Resources Operating, LLC 7.00% 1/15/2032[1]	3,150	3,201
	Permian Resources Operating, LLC 6.25% 2/1/2033[1]	1,260	1,245
	Petroleos Mexicanos 4.50% 1/23/2026	166	160
	Petroleos Mexicanos 6.875% 8/4/2026	1,439	1,415
	Petroleos Mexicanos 6.49% 1/23/2027	3,698	3,589
	Petroleos Mexicanos 6.50% 3/13/2027	800	774

137	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
	Petroleos Mexicanos 5.95% 1/28/2031	USD2,363	$1,997
	Petroleos Mexicanos 6.70% 2/16/2032	3,314	2,886
	Petroleos Mexicanos 10.00% 2/7/2033	1,665	1,730
	Petroleos Mexicanos 6.95% 1/28/2060	1,675	1,151
	Range Resources Corp. 4.75% 2/15/2030[1]	320	301
	Saturn Oil & Gas, Inc. 9.625% 6/15/2029[1]	1,328	1,292
	Saudi Arabian Oil Co. 5.75% 7/17/2054[1]	2,425	2,272
	Shell International Finance BV 3.00% 11/26/2051	1,400	887
	South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[1]	778	754
	Summit Midstream Holdings, LLC 8.625% 10/31/2029[1]	1,600	1,661
	Sunoco, LP 7.00% 5/1/2029[1]	1,410	1,448
	Sunoco, LP 4.50% 5/15/2029	1,551	1,463
	Sunoco, LP 7.25% 5/1/2032[1]	4,039	4,175
	Superior Plus, LP 4.50% 3/15/2029[1]	50	45
	Talos Production, Inc. 9.00% 2/1/2029[1]	1,275	1,309
	Talos Production, Inc. 9.375% 2/1/2031[1]	1,720	1,755
	TotalEnergies Capital International SA 3.127% 5/29/2050	2,710	1,777
	TotalEnergies Capital SA 4.724% 9/10/2034	1,082	1,041
	Transocean Aquila, Ltd. 8.00% 9/30/2028[1]	2,880	2,959
	Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	205	206
	Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	847	865
	Transocean, Inc. 8.00% 2/1/2027[1]	361	362
	Transocean, Inc. 8.25% 5/15/2029[1]	850	833
	Transocean, Inc. 8.75% 2/15/2030[1]	3,699	3,831
	Transocean, Inc. 8.50% 5/15/2031[1]	1,150	1,129
	Transocean, Inc. 6.80% 3/15/2038	1,550	1,272
	Transportadora de Gas del Sur SA 8.50% 7/24/2031[1]	810	846
	USA Compression Partners, LP 7.125% 3/15/2029[1]	2,102	2,141
	Vallourec SA 7.50% 4/15/2032[1]	1,435	1,489
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	3,574	3,610
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	1,567	1,405
	Vista Energy Argentina S.A.U 7.625% 12/10/2035[1]	3,710	3,691
	Vital Energy, Inc. 7.875% 4/15/2032[1]	3,900	3,756
	Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029[1]	2,695	2,600
			239,253

Health care 9.12%
	AbbVie, Inc. 4.80% 3/15/2029	750	750
	AbbVie, Inc. 4.95% 3/15/2031	700	700
	AbbVie, Inc. 5.05% 3/15/2034	6,961	6,880
	AbbVie, Inc. 5.35% 3/15/2044	350	341
	AbbVie, Inc. 5.40% 3/15/2054	6,711	6,466
	AbbVie, Inc. 5.50% 3/15/2064	2,077	1,985
	AdaptHealth, LLC 6.125% 8/1/2028[1]	265	260
	AdaptHealth, LLC 4.625% 8/1/2029[1]	2,979	2,682
	AdaptHealth, LLC 5.125% 3/1/2030[1]	3,759	3,426
	Amgen, Inc. 5.25% 3/2/2030	461	465
	Amgen, Inc. 4.20% 3/1/2033	4,415	4,096
	Amgen, Inc. 5.25% 3/2/2033	3,623	3,598
	Amgen, Inc. 3.00% 1/15/2052	3,500	2,210
	Amgen, Inc. 5.65% 3/2/2053	6,256	6,028
	Amgen, Inc. 5.75% 3/2/2063	2,250	2,160
	Astrazeneca Finance, LLC 4.85% 2/26/2029	750	752
	Astrazeneca Finance, LLC 5.00% 2/26/2034	1,505	1,489
	Avantor Funding, Inc. 3.875% 11/1/2029[1]	941	861
	Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	115	95
	Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	425	415
	Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	250	243
	Bausch Health Companies, Inc. 5.00% 2/15/2029[1]	125	74
	Baxter International, Inc. 2.539% 2/1/2032	2,942	2,455
	Baxter International, Inc. 3.132% 12/1/2051	1,475	916
	Bayer US Finance, LLC 6.50% 11/21/2033[1]	2,329	2,371

Capital Group Fixed Income ETF Trust	138

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	Bayer US Finance, LLC 6.875% 11/21/2053[1]	USD2,000	$2,018
	Becton, Dickinson and Co. 5.081% 6/7/2029	631	635
	Becton, Dickinson and Co. 5.11% 2/8/2034	1,400	1,380
	Biocon Biologics Global PLC 6.67% 10/9/2029[1]	200	192
	Bristol-Myers Squibb Co. 4.90% 2/22/2029	200	201
	Bristol-Myers Squibb Co. 5.10% 2/22/2031	675	679
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	4,780	4,776
	Bristol-Myers Squibb Co. 5.50% 2/22/2044	225	224
	Bristol-Myers Squibb Co. 6.25% 11/15/2053	3,022	3,204
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	4,751	4,612
	Bristol-Myers Squibb Co. 6.40% 11/15/2063	666	714
	Bristol-Myers Squibb Co. 5.65% 2/22/2064	475	458
	CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]	2,555	2,455
	Cigna Group (The) 5.25% 2/15/2034	625	613
	Concentra Escrow Issuer Corp. 6.875% 7/15/2032[1]	200	204
	CVS Health Corp. 5.70% 6/1/2034	5,370	5,281
	CVS Health Corp. 6.00% 6/1/2044	750	710
	CVS Health Corp. 5.875% 6/1/2053	2,859	2,625
	CVS Health Corp. 6.05% 6/1/2054	4,669	4,383
	CVS Health Corp. 6.00% 6/1/2063	838	765
	DaVita, Inc. 6.875% 9/1/2032[1]	4,475	4,515
	Elevance Health, Inc. 5.20% 2/15/2035	5,510	5,384
	Elevance Health, Inc. 5.70% 2/15/2055	2,810	2,711
	Eli Lilly and Co. 4.60% 8/14/2034	380	365
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[1]	4,009	4,253
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.745% 4/23/2031[3,4]	923	930
	Gilead Sciences, Inc. 5.25% 10/15/2033	1,969	1,977
	Gilead Sciences, Inc. 5.10% 6/15/2035	2,204	2,169
	Gilead Sciences, Inc. 5.55% 10/15/2053	658	648
	Grifols, SA 7.50% 5/1/2030	EUR1,700	1,848
	Humana, Inc. 5.95% 3/15/2034	USD100	101
	Humana, Inc. 5.75% 4/15/2054	3,317	3,077
	Johnson & Johnson 4.90% 6/1/2031	1,100	1,107
	Johnson & Johnson 5.25% 6/1/2054	450	440
	Medline Borrower, LP 5.25% 10/1/2029[1]	2,200	2,125
	Molina Healthcare, Inc. 6.25% 1/15/2033[1]	1,765	1,746
	Owens & Minor, Inc. 4.50% 3/31/2029[1]	680	608
	Owens & Minor, Inc. 6.25% 4/1/2030[1]	5,735	5,383
	Perrigo Finance Unlimited Co. 6.125% 9/30/2032	1,895	1,855
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	4,825	4,690
	Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	300	282
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	3,238	3,034
	Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[1,5]	2,378	2,352
	Radiology Partners, Inc. 9.781% 2/15/2030[1]	2,393	2,236
	Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 1.50% PIK and 8.275% Cash 1/31/2029[3,4,5]	89	89
	Roche Holdings, Inc. 5.593% 11/13/2033[1]	1,779	1,841
	Roche Holdings, Inc. 4.985% 3/8/2034[1]	3,016	2,988
	Roche Holdings, Inc. 4.592% 9/9/2034[1]	2,882	2,764
	Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[1]	2,845	2,886
	Surgery Center Holdings, Inc. 7.25% 4/15/2032[1]	615	628
	Tenet Healthcare Corp. 6.125% 10/1/2028	275	275
	Tenet Healthcare Corp. 6.75% 5/15/2031	710	718
	Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	3,015	3,081
	Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	3,905	3,817
	Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	2,042	2,203
	Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,382	2,665
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	846	609
	UnitedHealth Group, Inc. 5.00% 4/15/2034	2,480	2,421
	UnitedHealth Group, Inc. 5.15% 7/15/2034	6,655	6,570
	UnitedHealth Group, Inc. 5.50% 7/15/2044	1,375	1,335

139	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
	UnitedHealth Group, Inc. 2.90% 5/15/2050	USD394	$244
	UnitedHealth Group, Inc. 5.625% 7/15/2054	300	291
	Viatris, Inc. 4.00% 6/22/2050	1,211	826
			177,934

Consumer discretionary 5.55%
	Advance Auto Parts, Inc. 3.90% 4/15/2030	5,196	4,636
	Advance Auto Parts, Inc. 3.50% 3/15/2032	4,891	4,056
	Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.597% 2/2/2026[3,4]	1,900	1,241
	Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.597% 2/2/2026[3,4]	83	54
	Allied Universal Holdco, LLC 9.75% 7/15/2027[1]	300	302
	Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	3,169	2,999
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	875	903
	Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	3,525	3,285
	Atlas LuxCo 4 SARL 4.625% 6/1/2028[1]	1,030	971
	Bath & Body Works, Inc. 6.875% 11/1/2035	3,690	3,781
	Bath & Body Works, Inc. 6.75% 7/1/2036	1,550	1,577
	Boyd Gaming Corp. 4.75% 12/1/2027	1,020	988
	Boyne USA, Inc. 4.75% 5/15/2029[1]	1,010	958
	Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	1,410	1,321
	Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	642	654
	Caesars Entertainment, Inc. 6.50% 2/15/2032[1]	1,750	1,759
	Carnival Corp. 6.00% 5/1/2029[1]	3,068	3,063
	Carnival Corp. 7.00% 8/15/2029[1]	575	599
	Clarios Global, LP 8.50% 5/15/2027[1]	351	352
	Cougar JV Subsidiary, LLC 8.00% 5/15/2032[1]	1,485	1,543
	Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[1]	1,717	1,705
	Fertitta Entertainment, LLC 4.625% 1/15/2029[1]	1,425	1,327
	First Student Bidco, Inc. 4.00% 7/31/2029[1]	3,707	3,406
	Ford Motor Co. 7.45% 7/16/2031	375	403
	Ford Motor Co. 5.291% 12/8/2046	261	224
	Ford Motor Credit Co., LLC 2.70% 8/10/2026	100	96
	Ford Motor Credit Co., LLC 5.85% 5/17/2027	699	707
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	350	347
	Ford Motor Credit Co., LLC 3.815% 11/2/2027	607	582
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	1,050	1,088
	Ford Motor Credit Co., LLC 7.20% 6/10/2030	500	527
	Ford Motor Credit Co., LLC 6.054% 11/5/2031	3,213	3,188
	Ford Motor Credit Co., LLC 7.122% 11/7/2033	650	679
	Ford Motor Credit Co., LLC 6.125% 3/8/2034	750	734
	Ford Otomotiv Sanayi AS 7.125% 4/25/2029[1]	889	892
	General Motors Financial Co., Inc. 5.45% 9/6/2034	4,531	4,401
	Genting New York, LLC 7.25% 10/1/2029[1]	420	433
	Great Canadian Gaming Corp. 8.75% 11/15/2029[1]	865	886
	Hanesbrands, Inc. 9.00% 2/15/2031[1]	1,499	1,600
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.107% 3/8/2030[3,4]	18	18
	Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029[1]	2,704	2,709
	Home Depot, Inc. 4.75% 6/25/2029	790	792
	Home Depot, Inc. 4.85% 6/25/2031	591	591
	Home Depot, Inc. 4.95% 6/25/2034	2,990	2,951
	Home Depot, Inc. 5.30% 6/25/2054	221	212
	Home Depot, Inc. 5.40% 6/25/2064	2,010	1,929
	International Game Technology PLC 5.25% 1/15/2029[1]	200	195
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	1,075	1,005
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]	535	556
	Levi Strauss & Co. 3.50% 3/1/2031[1]	2,425	2,126
	Light and Wonder International, Inc. 7.50% 9/1/2031[1]	2,300	2,371
	Lithia Motors, Inc. 3.875% 6/1/2029[1]	1,976	1,808
	Marriott International, Inc. 5.35% 3/15/2035	260	256

Capital Group Fixed Income ETF Trust	140

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
	McDonald’s Corp. 5.00% 5/17/2029	USD328	$330
	Newell Brands, Inc. 6.375% 5/15/2030	3,900	3,916
	Newell Brands, Inc. 6.625% 5/15/2032	1,215	1,225
	Newell Brands, Inc. 6.875% 4/1/2036[2]	1,090	1,105
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[1,5,6]	74	7
	RHP Hotel Properties, LP 7.25% 7/15/2028[1]	79	82
	RHP Hotel Properties, LP 4.50% 2/15/2029[1]	2,281	2,158
	Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]	565	555
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	1,927	1,914
	Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031[1]	2,000	1,969
	Sally Holdings, LLC 6.75% 3/1/2032	3,159	3,169
	Service Corp. International 5.75% 10/15/2032	735	714
	Sonic Automotive, Inc. 4.625% 11/15/2029[1]	814	752
	Sonic Automotive, Inc. 4.875% 11/15/2031[1]	2,254	2,024
	Station Casinos, LLC 6.625% 3/15/2032[1]	1,070	1,064
	Universal Entertainment Corp. 9.875% 8/1/2029[1]	2,710	2,705
	Vail Resorts, Inc. 6.50% 5/15/2032[1]	731	740
	Valvoline, Inc. 3.625% 6/15/2031[1]	1,685	1,444
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	995	992
	Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	1,618	1,544
	Wynn Macau, Ltd. 5.625% 8/26/2028	450	434
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	3,463	3,609
			108,238

Materials 4.87%
	Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[1]	405	348
	ATI, Inc. 4.875% 10/1/2029	1,232	1,175
	ATI, Inc. 7.25% 8/15/2030	349	360
	Avient Corp. 6.25% 11/1/2031[1]	210	207
	Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[1]	834	864
	Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	625	613
	BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	36	35
	BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	2,801	2,816
	BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	286	280
	Braskem Idesa SAPI 6.99% 2/20/2032	5,685	4,184
	Braskem Netherlands Finance BV 8.75% 1/12/2031[1]	2,218	2,226
	Braskem Netherlands Finance BV 7.25% 2/13/2033[1]	2,575	2,383
	Braskem Netherlands Finance BV 8.00% 10/15/2034[1]	3,950	3,770
	Celanese US Holdings, LLC 6.35% 11/15/2028	131	134
	Celanese US Holdings, LLC 6.379% 7/15/2032	1,760	1,789
	Celanese US Holdings, LLC 6.70% 11/15/2033	3,584	3,721
	Cleveland-Cliffs, Inc. 6.875% 11/1/2029[1]	3,200	3,169
	Cleveland-Cliffs, Inc. 7.00% 3/15/2032[1]	300	295
	Cleveland-Cliffs, Inc. 7.375% 5/1/2033[1]	755	743
	Consolidated Energy Finance SA 12.00% 2/15/2031[1]	4,758	4,573
	Dow Chemical Co. (The) 5.15% 2/15/2034	283	277
	Dow Chemical Co. (The) 6.90% 5/15/2053	925	1,019
	Dow Chemical Co. (The) 5.60% 2/15/2054	1,766	1,672
	Element Solutions, Inc. 3.875% 9/1/2028[1]	1,730	1,642
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	3,220	3,217
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[1]	4,319	4,598
	FXI Holdings, Inc. 12.25% 11/15/2026[1]	5,277	5,046
	International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]	3,451	2,263
	LSB Industries, Inc. 6.25% 10/15/2028[1]	3,062	2,972
	Magnera Corp. 7.25% 11/15/2031[1]	3,550	3,470
	Mauser Packaging Solutions Holding Co. 7.875% 4/15/2027[1]	585	598
	Mineral Resources, Ltd. 8.125% 5/1/2027[1]	845	849
	Mineral Resources, Ltd. 9.25% 10/1/2028[1]	1,420	1,492
	Mineral Resources, Ltd. 8.50% 5/1/2030[1]	1,725	1,762
	NOVA Chemicals Corp. 5.25% 6/1/2027[1]	685	666
	NOVA Chemicals Corp. 4.25% 5/15/2029[1]	735	666
	Novelis Corp. 3.875% 8/15/2031[1]	4,305	3,711

141	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
	OCI NV 6.70% 3/16/2033[1]	USD3,522	$3,553
	Owens-Brockway Glass Container, Inc. 7.375% 6/1/2032[1]	2,500	2,394
	PT Krakatau Posco 6.375% 6/11/2029	1,500	1,500
	Sasol Financing USA, LLC 8.75% 5/3/2029[7]	1,700	1,727
	Sasol Financing USA, LLC 8.75% 5/3/2029[1]	1,000	1,016
	Sasol Financing USA, LLC 5.50% 3/18/2031	2,000	1,689
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	553	521
	SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]	3,375	3,208
	Sealed Air Corp. 4.00% 12/1/2027[1]	1,425	1,367
	Sealed Air Corp. 6.125% 2/1/2028[1]	1,404	1,410
	Stillwater Mining Co. 4.00% 11/16/2026[7]	1,019	968
	Summit Materials, LLC 5.25% 1/15/2029[1]	619	624
	Summit Materials, LLC 7.25% 1/15/2031[1]	1,816	1,929
	Trivium Packaging Finance BV 8.50% 8/15/2027[1]	2,063	2,062
	Vale Overseas, Ltd. 6.40% 6/28/2054	694	683
	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 7.286% 1/16/2026[3,4]	9	9
	Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 2.00% Cash 10/10/2028[3,4,5]	15	15
	Veritiv Operating Co. 10.50% 11/30/2030[1]	650	701
			94,981

Industrials 4.54%
	AAR Escrow Issuer, LLC 6.75% 3/15/2029[1]	199	202
	Ambipar Lux SARL 9.875% 2/6/2031[1]	995	994
	Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.607% 9/29/2031[3,4]	525	524
	Amentum Holdings, Inc. 7.25% 8/1/2032[1]	3,155	3,183
	American Airlines, Inc. 8.50% 5/15/2029[1]	1,250	1,313
	Automatic Data Processing, Inc. 4.45% 9/9/2034	2,299	2,190
	Avis Budget Car Rental, LLC 4.75% 4/1/2028[1]	1,000	936
	Avis Budget Car Rental, LLC 8.25% 1/15/2030[1]	1,771	1,828
	Avis Budget Car Rental, LLC 8.00% 2/15/2031[1]	735	753
	Boeing Co. (The) 5.15% 5/1/2030	2,227	2,197
	Boeing Co. (The) 6.528% 5/1/2034	2,404	2,520
	Boeing Co. (The) 5.705% 5/1/2040	730	695
	Boeing Co. (The) 5.805% 5/1/2050	185	172
	Boeing Co. (The) 6.858% 5/1/2054	2,544	2,706
	Boeing Co. (The) 5.93% 5/1/2060	1,355	1,257
	Canadian National Railway Co. 4.375% 9/18/2034	375	353
	Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	340	317
	Clean Harbors, Inc. 6.375% 2/1/2031[1]	45	45
	CoreLogic, Inc. 4.50% 5/1/2028[1]	2,800	2,620
	CSX Corp. 2.50% 5/15/2051	220	128
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[1]	439	419
	Enviri Corp. 5.75% 7/31/2027[1]	1,070	1,024
	EquipmentShare.com, Inc. 9.00% 5/15/2028[1]	1,570	1,631
	EquipmentShare.com, Inc. 8.625% 5/15/2032[1]	3,900	4,081
	EquipmentShare.com, Inc. 8.00% 3/15/2033[1]	1,380	1,403
	Fortress Transportation and Infrastructure Investors, LLC 5.875% 4/15/2033[1]	2,650	2,560
	Garda World Security Corp. 8.375% 11/15/2032[1]	2,310	2,354
	Herc Holdings, Inc. 6.625% 6/15/2029[1]	1,320	1,338
	Hertz Corp. (The) 4.625% 12/1/2026[1]	1,125	952
	Hertz Corp. (The) 12.625% 7/15/2029[1]	1,190	1,269
	Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.50%) 7.971% 6/30/2028[3,4]	416	375
	Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.50%) 7.971% 6/30/2028[3,4]	81	73
	Honeywell International, Inc. 5.00% 3/1/2035	1,669	1,636
	Icahn Enterprises, LP 6.25% 5/15/2026	1,547	1,535
	Icahn Enterprises, LP 5.25% 5/15/2027	5,020	4,757
	Icahn Enterprises, LP 9.75% 1/15/2029	1,960	1,968

Capital Group Fixed Income ETF Trust	142

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
	Icahn Enterprises, LP 10.00% 11/15/2029[1]	USD405	$407
	IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[1]	435	441
	Johnson Controls International PLC 4.90% 12/1/2032	426	415
	LATAM Airlines Group SA 7.875% 4/15/2030[1]	755	765
	Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	501	500
	Lockheed Martin Corp. 4.80% 8/15/2034	342	332
	Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[1]	608	611
	NESCO Holdings II, Inc. 5.50% 4/15/2029[1]	5,690	5,286
	Norfolk Southern Corp. 5.05% 8/1/2030	57	58
	Norfolk Southern Corp. 4.45% 3/1/2033	15	14
	Norfolk Southern Corp. 5.35% 8/1/2054	2,926	2,788
	Northrop Grumman Corp. 4.90% 6/1/2034	850	830
	PM General Purchaser, LLC 9.50% 10/1/2028[1]	268	266
	Regal Rexnord Corp. 6.30% 2/15/2030	1,299	1,337
	Regal Rexnord Corp. 6.40% 4/15/2033	4,155	4,289
	Reworld Holding Corp. 4.875% 12/1/2029[1]	3,310	3,065
	RTX Corp. 5.15% 2/27/2033	250	248
	RTX Corp. 6.10% 3/15/2034	469	494
	Sensata Technologies BV 4.00% 4/15/2029[1]	2,200	2,021
	Sensata Technologies, Inc. 3.75% 2/15/2031[1]	1,583	1,386
	Spirit AeroSystems, Inc. 4.60% 6/15/2028	449	426
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	285	305
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[1]	660	731
	Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.085% 1/15/2027[3,4]	20	20
	TransDigm, Inc. 6.375% 3/1/2029[1]	300	301
	Union Pacific Corp. 2.95% 3/10/2052	508	321
	Union Pacific Corp. 4.95% 5/15/2053	1,510	1,381
	United Rentals (North America), Inc. 5.25% 1/15/2030	385	374
	United Rentals (North America), Inc. 6.125% 3/15/2034[1]	1,750	1,739
	Waste Management, Inc. 4.95% 3/15/2035	3,965	3,867
	WESCO Distribution, Inc. 7.25% 6/15/2028[1]	435	443
	WESCO Distribution, Inc. 6.625% 3/15/2032[1]	850	865
			88,634

Communication services 4.48%
	AT&T, Inc. 5.40% 2/15/2034	825	829
	AT&T, Inc. 3.50% 9/15/2053	250	169
	AT&T, Inc. 3.55% 9/15/2055	240	162
	CCO Holdings, LLC 4.25% 2/1/2031[1]	845	737
	CCO Holdings, LLC 4.75% 2/1/2032[1]	1,025	901
	CCO Holdings, LLC 4.50% 5/1/2032	1,315	1,133
	CCO Holdings, LLC 4.50% 6/1/2033[1]	2,710	2,283
	CCO Holdings, LLC 4.25% 1/15/2034[1]	3,260	2,649
	Charter Communications Operating, LLC 2.30% 2/1/2032	960	761
	Charter Communications Operating, LLC 4.40% 4/1/2033	2,245	2,007
	Charter Communications Operating, LLC 6.65% 2/1/2034	1,230	1,267
	Charter Communications Operating, LLC 3.70% 4/1/2051	4,200	2,626
	Charter Communications Operating, LLC 5.25% 4/1/2053	3,605	2,916
	Comcast Corp. 4.80% 5/15/2033	61	59
	Comcast Corp. 5.30% 6/1/2034	2,427	2,425
	Comcast Corp. 2.887% 11/1/2051	2,495	1,502
	Comcast Corp. 5.65% 6/1/2054	2,068	2,001
	Connect Finco SARL 9.00% 9/15/2029[1]	6,895	6,289
	DIRECTV Financing, LLC 5.875% 8/15/2027[1]	2,575	2,512
	DISH Network Corp. 11.75% 11/15/2027[1]	2,775	2,943
	EchoStar Corp. 10.75% 11/30/2029	3,450	3,713
	Frontier Communications Holdings, LLC 5.00% 5/1/2028[1]	25	24
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]	2,418	2,432
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	675	672
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]	356	356
	Frontier Communications Holdings, LLC 8.75% 5/15/2030[1]	50	53

143	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
	Frontier Communications Holdings, LLC 8.625% 3/15/2031[1]	USD125	$133
	Gray Television, Inc. 10.50% 7/15/2029[1]	4,339	4,343
	Gray Television, Inc. 4.75% 10/15/2030[1]	351	192
	Gray Television, Inc. 5.375% 11/15/2031[1]	1,509	806
	Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.00%) 7.667% 12/1/2028[3,4]	1,000	925
	Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.803% 6/4/2029[3,4]	408	387
	Intelsat Jackson Holdings SA 6.50% 3/15/2030[1]	2,096	1,939
	Meta Platforms, Inc. 4.75% 8/15/2034	2,910	2,834
	Meta Platforms, Inc. 4.45% 8/15/2052	4,162	3,510
	Netflix, Inc. 5.375% 11/15/2029[1]	5	5
	Netflix, Inc. 4.90% 8/15/2034	200	196
	Netflix, Inc. 5.40% 8/15/2054	101	98
	News Corp. 3.875% 5/15/2029[1]	280	260
	Nexstar Media, Inc. 4.75% 11/1/2028[1]	3,775	3,524
	Sirius XM Radio, LLC 4.00% 7/15/2028[1]	1,425	1,315
	Sirius XM Radio, LLC 4.125% 7/1/2030[1]	2,766	2,417
	Sirius XM Radio, LLC 3.875% 9/1/2031[1]	7,105	5,954
	Tencent Holdings, Ltd. 3.24% 6/3/2050[1]	505	336
	Tencent Holdings, Ltd. 3.84% 4/22/2051	310	230
	T-Mobile USA, Inc. 2.55% 2/15/2031	100	86
	Univision Communications, Inc. 8.00% 8/15/2028[1]	3,990	4,067
	Univision Communications, Inc. 4.50% 5/1/2029[1]	3,755	3,365
	Univision Communications, Inc. 7.375% 6/30/2030[1]	4,700	4,502
	Univision Communications, Inc. 8.50% 7/31/2031[1]	1,820	1,787
	Verizon Communications, Inc. 3.55% 3/22/2051	310	219
	Verizon Communications, Inc. 3.875% 3/1/2052	324	239
	WMG Acquisition Corp. 3.875% 7/15/2030[1]	287	262
			87,352

Utilities 3.83%
	Aegea Finance SARL 9.00% 1/20/2031[1]	1,788	1,826
	Alabama Power Co. 5.85% 11/15/2033	160	166
	Baltimore Gas and Electric Co. 5.30% 6/1/2034	1,925	1,921
	CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	265	259
	Comision Federal de Electricidad 6.45% 1/24/2035[1]	1,840	1,739
	Connecticut Light and Power Co. (The) 4.95% 8/15/2034	400	390
	Consumers Energy Co. 4.625% 5/15/2033	125	121
	Duke Energy Carolinas, LLC 5.35% 1/15/2053	275	262
	Duke Energy Corp. 4.50% 8/15/2032	329	314
	Duke Energy Florida, LLC 5.875% 11/15/2033	90	94
	Edison International 5.45% 6/15/2029	395	399
	Edison International 5.25% 3/15/2032	2,075	2,054
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,2]	1,700	1,922
	Eversource Energy 5.50% 1/1/2034	2,607	2,588
	FirstEnergy Corp. 2.65% 3/1/2030	995	883
	FirstEnergy Corp. 2.25% 9/1/2030	905	779
	Florida Power & Light Co. 5.30% 6/15/2034	2,850	2,860
	Georgia Power Co. 4.95% 5/17/2033	200	196
	Ithaca Energy (North Sea) PLC 8.125% 10/15/2029[1]	565	575
	MIWD Holdco II, LLC, Term Loan B2, (3-month USD CME Term SOFR + 3.00%) 7.357% 3/28/2031[3,4]	234	237
	Pacific Gas and Electric Co. 3.00% 6/15/2028	220	206
	Pacific Gas and Electric Co. 4.55% 7/1/2030	74	72
	Pacific Gas and Electric Co. 3.25% 6/1/2031	420	373
	Pacific Gas and Electric Co. 6.15% 1/15/2033	1,550	1,612
	Pacific Gas and Electric Co. 6.40% 6/15/2033	4,429	4,671
	Pacific Gas and Electric Co. 3.30% 8/1/2040	135	101
	Pacific Gas and Electric Co. 4.95% 7/1/2050	2,633	2,289
	Pacific Gas and Electric Co. 3.50% 8/1/2050	6,265	4,297

Capital Group Fixed Income ETF Trust	144

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
	Pacific Gas and Electric Co. 6.70% 4/1/2053	USD1,980	$2,146
	Pacific Gas and Electric Co. 5.90% 10/1/2054	2,055	2,030
	PacifiCorp 5.30% 2/15/2031	370	373
	PacifiCorp 5.45% 2/15/2034	5,400	5,369
	PacifiCorp 3.30% 3/15/2051	695	452
	PacifiCorp 2.90% 6/15/2052	1,508	898
	PacifiCorp 5.35% 12/1/2053	950	874
	PacifiCorp 5.50% 5/15/2054	2,866	2,682
	PacifiCorp 5.80% 1/15/2055	2,625	2,554
	PECO Energy Co. 5.25% 9/15/2054	100	95
	PG&E Corp. 5.25% 7/1/2030	3,585	3,511
	PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[2]	3,249	3,342
	Public Service Company of Colorado 3.20% 3/1/2050	1,050	698
	Public Service Company of Colorado 2.70% 1/15/2051	788	469
	Southern California Edison Co. 5.65% 10/1/2028	300	307
	Southern California Edison Co. 2.50% 6/1/2031	655	562
	Southern California Edison Co. 5.45% 6/1/2031	350	356
	Southern California Edison Co. 5.20% 6/1/2034	2,505	2,480
	Southern California Edison Co. 3.65% 2/1/2050	4,362	3,119
	Southern California Edison Co. 2.95% 2/1/2051	380	239
	Southern California Edison Co. 5.75% 4/15/2054	1,830	1,797
	Talen Energy Supply, LLC 8.625% 6/1/2030[1]	2,969	3,166
	Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 7.023% 5/17/2030[3,4]	64	64
	Union Electric Co. 5.125% 3/15/2055	50	46
	Xcel Energy, Inc. 5.45% 8/15/2033	2,106	2,090
	YPF Energia Electrica SA 7.875% 10/16/2032[1]	1,795	1,777
			74,702

Real estate 3.77%
	Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	2,350	1,770
	Boston Properties, LP 2.55% 4/1/2032	1,722	1,395
	Boston Properties, LP 2.45% 10/1/2033	3,378	2,605
	Boston Properties, LP 6.50% 1/15/2034	1,434	1,504
	Boston Properties, LP 5.75% 1/15/2035	4,017	3,941
	Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	678	670
	Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	1,880	1,888
	Highwoods Realty, LP 7.65% 2/1/2034	2,605	2,897
	Howard Hughes Corp. (The) 5.375% 8/1/2028[1]	5	5
	Howard Hughes Corp. (The) 4.125% 2/1/2029[1]	3,362	3,109
	Howard Hughes Corp. (The) 4.375% 2/1/2031[1]	2,341	2,110
	Hudson Pacific Properties, LP 4.65% 4/1/2029	500	377
	Hudson Pacific Properties, LP 3.25% 1/15/2030	2,685	1,830
	Iron Mountain, Inc. 5.25% 7/15/2030[1]	85	81
	Iron Mountain, Inc. 6.25% 1/15/2033[1]	1,075	1,071
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	3,325	3,020
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	4,280	3,791
	Kennedy-Wilson, Inc. 5.00% 3/1/2031	6,140	5,396
	Kilroy Realty, LP 6.25% 1/15/2036	673	668
	Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[1]	435	448
	MPT Operating Partnership, LP 5.25% 8/1/2026	850	783
	MPT Operating Partnership, LP 5.00% 10/15/2027	4,915	4,148
	MPT Operating Partnership, LP 3.50% 3/15/2031	3,390	2,139
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	4,070	3,834
	Pebblebrook Hotel, LP 6.375% 10/15/2029[1]	345	342
	Prologis, LP 4.75% 6/15/2033	1,110	1,075
	Prologis, LP 5.125% 1/15/2034	1,585	1,563
	Prologis, LP 5.00% 3/15/2034	1,775	1,734
	Prologis, LP 5.00% 1/31/2035	1,830	1,784
	Prologis, LP 5.25% 3/15/2054	170	159
	RLJ Lodging Trust, LP 3.75% 7/1/2026[1]	140	136

145	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
	Service Properties Trust 4.75% 10/1/2026	USD245	$232
	Service Properties Trust 4.95% 2/15/2027	1,816	1,699
	Service Properties Trust 3.95% 1/15/2028	2,625	2,201
	Service Properties Trust 8.375% 6/15/2029	1,185	1,147
	Service Properties Trust 4.95% 10/1/2029	4,079	3,249
	Service Properties Trust 4.375% 2/15/2030	7,040	5,327
	Service Properties Trust 8.625% 11/15/2031[1]	3,287	3,436
			73,564

Consumer staples 3.75%
	Albertsons Companies, Inc. 3.50% 3/15/2029[1]	275	251
	Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	880	870
	B&G Foods, Inc. 5.25% 9/15/2027	990	948
	B&G Foods, Inc. 8.00% 9/15/2028[1]	2,118	2,180
	BAT Capital Corp. 6.421% 8/2/2033	1,935	2,046
	BAT Capital Corp. 6.00% 2/20/2034	55	57
	BAT Capital Corp. 7.081% 8/2/2053	3,144	3,452
	Campbells Co. (The) 5.20% 3/21/2029	215	217
	Campbells Co. (The) 4.75% 3/23/2035	4,714	4,447
	Campbells Co. (The) 5.25% 10/13/2054	616	557
	Central Garden & Pet Co. 4.125% 4/30/2031[1]	5,400	4,780
	Coca-Cola Co. 5.00% 5/13/2034	788	789
	Coca-Cola Co. 4.65% 8/14/2034	870	847
	Coca-Cola Co. 5.20% 1/14/2055	2,451	2,330
	Coca-Cola Consolidated, Inc. 5.45% 6/1/2034	1,572	1,584
	Constellation Brands, Inc. 2.25% 8/1/2031	1,660	1,382
	Constellation Brands, Inc. 4.75% 5/9/2032	2,010	1,935
	Constellation Brands, Inc. 4.90% 5/1/2033	489	472
	Coty, Inc. 6.625% 7/15/2030[1]	1,030	1,048
	Darling Ingredients, Inc. 6.00% 6/15/2030[1]	1,450	1,432
	Fiesta Purchaser, Inc. 10.00% 9/30/2032[1]	425	446
	Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.603% 2/12/2031[3,4]	234	232
	Imperial Brands Finance PLC 5.875% 7/1/2034[1]	1,425	1,421
	Ingles Markets, Inc. 4.00% 6/15/2031[1]	3,224	2,857
	Kroger Co. 5.00% 9/15/2034	1,411	1,367
	Kroger Co. 5.50% 9/15/2054	617	582
	Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032[1]	535	493
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]	250	229
	Lamb Weston Holdings, Inc. 4.375% 1/31/2032[1]	2,959	2,681
	MARB BondCo PLC 3.95% 1/29/2031	1,206	1,011
	Minerva Luxembourg SA 8.875% 9/13/2033[1]	2,190	2,274
	Performance Food Group, Inc. 4.25% 8/1/2029[1]	166	154
	Performance Food Group, Inc. 6.125% 9/15/2032[1]	1,540	1,542
	Philip Morris International, Inc. 4.75% 11/1/2031	512	501
	Philip Morris International, Inc. 5.375% 2/15/2033	1,980	1,985
	Philip Morris International, Inc. 5.625% 9/7/2033	2,761	2,806
	Philip Morris International, Inc. 5.25% 2/13/2034	3,448	3,410
	Philip Morris International, Inc. 4.90% 11/1/2034	4,157	3,997
	Post Holdings, Inc. 4.625% 4/15/2030[1]	2,515	2,322
	Post Holdings, Inc. 6.25% 2/15/2032[1]	303	301
	Post Holdings, Inc. 6.375% 3/1/2033[1]	3,150	3,091
	Prestige Brands, Inc. 3.75% 4/1/2031[1]	2,995	2,632
	Procter & Gamble Co. 4.15% 10/24/2029	918	908
	Simmons Foods, Inc. 4.625% 3/1/2029[1]	350	324
	Target Corp. 4.50% 9/15/2034	289	275
	TreeHouse Foods, Inc. 4.00% 9/1/2028	2,710	2,464
	US Foods, Inc. 4.625% 6/1/2030[1]	320	301
	Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	1,002	971
			73,201

Capital Group Fixed Income ETF Trust	146

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)

Information technology 3.75%
	Accenture Capital, Inc. 4.25% 10/4/2031	USD1,355	$1,302
	Accenture Capital, Inc. 4.50% 10/4/2034	2,271	2,159
	Acuris Finance US, Inc. 9.00% 8/1/2029[1]	4,872	4,678
	Amphenol Corp. 5.00% 1/15/2035	2,895	2,828
	Amphenol Corp. 5.375% 11/15/2054	2,062	1,962
	Analog Devices, Inc. 5.05% 4/1/2034	1,649	1,648
	Analog Devices, Inc. 5.30% 4/1/2054	62	59
	Broadcom, Inc. 5.05% 7/12/2029	880	884
	Broadcom, Inc. 5.15% 11/15/2031	2,287	2,302
	Broadcom, Inc. 4.55% 2/15/2032	551	533
	Broadcom, Inc. 2.60% 2/15/2033[1]	116	96
	Broadcom, Inc. 3.469% 4/15/2034[1]	2,535	2,198
	Broadcom, Inc. 4.80% 10/15/2034	885	854
	Broadcom, Inc. 4.926% 5/15/2037[1]	1,341	1,276
	Cisco Systems, Inc. 5.05% 2/26/2034	3,341	3,330
	Cloud Software Group, Inc. 6.50% 3/31/2029[1]	4,255	4,182
	Cloud Software Group, Inc. 9.00% 9/30/2029[1]	3,731	3,793
	Cloud Software Group, Inc. 8.25% 6/30/2032[1]	4,282	4,419
	Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.829% 3/30/2029[3,4]	147	147
	CommScope Technologies, LLC 5.00% 3/15/2027[1]	500	448
	CommScope, LLC 6.00% 3/1/2026[1]	838	835
	CommScope, LLC 8.25% 3/1/2027[1]	148	142
	CommScope, LLC 7.125% 7/1/2028[1]	55	49
	CommScope, LLC 4.75% 9/1/2029[1]	100	89
	Diebold Nixdorf, Inc. 7.75% 3/31/2030[1]	4,550	4,682
	Ellucian Holdings, Inc. 6.50% 12/1/2029[1]	1,500	1,504
	Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.107% 11/15/2032[3,4]	425	433
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[3,4,7]	271	273
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[3,4,7]	25	16
	Helios Software Holdings, Inc. 8.75% 5/1/2029[1]	6,481	6,657
	ION Trading Technologies SARL 9.50% 5/30/2029[1]	4,304	4,522
	Microchip Technology, Inc. 5.05% 3/15/2029	775	774
	Microchip Technology, Inc. 5.05% 2/15/2030	3,057	3,037
	NCR Atleos Corp. 9.50% 4/1/2029[1]	1,900	2,060
	Roper Technologies, Inc. 4.90% 10/15/2034	1,539	1,481
	ServiceNow, Inc. 1.40% 9/1/2030	50	42
	Shift4 Payments, LLC, 6.75% 8/31/2032[1]	335	341
	UKG, Inc. 6.875% 2/1/2031[1]	2,780	2,823
	Viasat, Inc. 5.625% 4/15/2027[1]	3,205	3,106
	Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% on 6/23/2025)[2,5,6,7]	1,029	1,036
	Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% on 6/23/2026)[2,5,6,7]	110	111
			73,111

Municipals 0.02%
	Texas Combined Tirz I, LLC 0% 3/15/2053[1,6]	400	400
	Total corporate bonds, notes & loans		1,336,965

Mortgage-backed obligations 20.53%
Commercial mortgage-backed securities 13.60%
	3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.29% 11/15/2055[4,8]	634	597
	Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.935% 11/10/2029[1,4,8]	6,887	6,878
	Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.744% 11/15/2032[4,8]	556	545
	Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.744% 11/15/2032[4,8]	500	466
	Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056[4,8]	375	380
	Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.279% 2/15/2056[4,8]	102	100
	Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.41% 3/15/2056[4,8]	745	741
	Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.14% 6/15/2028[4,8]	267	281

147	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Bank Commercial Mortgage Trust, Series 2023-5YR2, Class C, 7.164% 7/15/2028[4,8]	USD458	$464
	Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.774% 8/15/2056[4,8]	712	760
	Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 6.774% 8/15/2056[4,8]	493	510
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.605% 12/15/2056[4,8]	598	639
	Bank Commercial Mortgage Trust, Series 2024-5YR6, Class C, 6.967% 5/15/2057[4,8]	713	732
	Bank Commercial Mortgage Trust, Series 2024-5YR9, Class C, 6.419% 8/15/2057[4,8]	2,068	2,078
	Bank Commercial Mortgage Trust, Series 2024-5YR9, Class B, 6.483% 8/15/2057[4,8]	3,265	3,361
	Bank Commercial Mortgage Trust, Series 2024-5YR11, Class C, 6.322% 11/15/2057[4,8]	2,524	2,534
	Bank Commercial Mortgage Trust, Series 2024-5YR11, Class B, 6.322% 11/15/2057[4,8]	1,972	2,027
	Bank Commercial Mortgage Trust, Series 2024-5YR12, Class B, 6.277% 12/15/2057[4,8]	3,644	3,745
	Bank Commercial Mortgage Trust, Series 2024-5YR12, Class C, 6.303% 12/15/2057[4,8]	1,961	1,977
	Bank Commercial Mortgage Trust, Series 2019-BN18, Class C, 4.211% 5/15/2062[4,8]	500	401
	Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 5.316% 3/15/2037[1,4,8]	1,600	1,517
	Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.145% 12/15/2055[4,8]	1,008	1,020
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class AS, 6.07% 4/15/2056[4,8]	148	151
	Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.609% 7/15/2056[4,8]	470	479
	Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057[8]	207	206
	Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class A5, 5.829% 5/15/2057[8]	3,944	4,121
	Barclays Commercial Mortgage Securities, LLC, Series 2024-C26, Class C, 6.00% 5/15/2057[4,8]	286	284
	Barclays Commercial Mortgage Securities, LLC, Series 24-5C27, Class C, 6.70% 7/15/2057[4,8]	3,380	3,467
	Barclays Commercial Mortgage Securities, LLC, Series 24-5C27, Class B, 6.70% 7/15/2057[4,8]	2,530	2,634
	Barclays Commercial Mortgage Securities, LLC, Series 2024-C28, Class A5, 5.403% 9/15/2057[8]	4,218	4,276
	Barclays Commercial Mortgage Securities, LLC, Series 2024-5C29, Class C, 5.512% 9/15/2057[8]	1,689	1,651
	Barclays Commercial Mortgage Securities, LLC, Series 2024-5C29, Class B, 5.858% 9/15/2057[8]	980	989
	Barclays Commercial Mortgage Securities, LLC, Series 24-C28, Class B, 5.894% 9/15/2057[4,8]	2,670	2,702
	Barclays Commercial Mortgage Securities, LLC, Series 24-C30, Class A5, 5.532% 11/15/2057[4,8]	3,543	3,625
	Barclays Commercial Mortgage Securities, LLC, Series 2024-C30, Class C, 5.98% 11/15/2057[4,8]	1,652	1,632
	Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class C, 5.756% 12/15/2057[8]	3,395	3,360
	Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.769% 5/15/2050[4,8]	999	1,029
	Benchmark Mortgage Trust, Series 2021-B24, Class C, 3.293% 3/15/2054[4,8]	980	693
	Benchmark Mortgage Trust, Series 2023-V2, Class C, 6.769% 5/15/2055[4,8]	742	762
	Benchmark Mortgage Trust, Series 2023-B38, Class AM, 6.121% 4/15/2056[4,8]	226	233
	Benchmark Mortgage Trust, Series 2023-B38, Class B, 6.245% 4/15/2056[4,8]	499	512
	Benchmark Mortgage Trust, Series 2023-B38, Class C, 6.245% 4/15/2056[4,8]	499	508
	Benchmark Mortgage Trust, Series 2024-V7, Class AS, 6.533% 6/15/2029[8]	1,074	1,115
	Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056[8]	500	516
	Benchmark Mortgage Trust, Series 2023-V3, Class C, 7.173% 7/15/2056[4,8]	881	906
	Benchmark Mortgage Trust, Series 2023-B40, Class B, 6.58% 12/15/2056[4,8]	893	938
	Benchmark Mortgage Trust, Series 2024-V5, Class B, 6.059% 1/10/2057[8]	416	421
	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[8]	403	417
	Benchmark Mortgage Trust, Series 2024-V5, Class C, 6.973% 1/10/2057[4,8]	101	105
	Benchmark Mortgage Trust, Series 2024-V8, Class C, 7.178% 7/15/2057[4,8]	3,745	3,882
	Benchmark Mortgage Trust, Series 2024-V8, Class B, 6.947% 7/15/2057[4,8]	1,897	1,995
	Benchmark Mortgage Trust, Series 2024-V9, Class C, 6.453% 8/15/2057[4,8]	500	506
	Benchmark Mortgage Trust, Series 2024-V9, Class B, 6.466% 8/15/2057[8]	1,300	1,340
	Benchmark Mortgage Trust, Series 2024-V10, Class B, 5.677% 9/15/2057[1,4,8]	2,919	2,869
	Benchmark Mortgage Trust, Series 2024-V10, Class B, 5.977% 9/15/2057[4,8]	3,000	3,021

Capital Group Fixed Income ETF Trust	148

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Benchmark Mortgage Trust, Series 2024-V11, Class C, 6.295% 11/15/2057[8]	USD3,785	$3,801
	Benchmark Mortgage Trust, Series 2024-V12, Class B, 6.282% 12/15/2057[4,8]	5,000	5,129
	BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 6.987% 3/15/2041[1,4,8]	1,616	1,621
	BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056[4,8]	1,052	1,094
	BMO Mortgage Trust, Series 2023-5C1, Class C, 7.118% 8/15/2056[4,8]	403	414
	BMO Mortgage Trust, Series 2024-5C3, Class D, 4.00% 2/15/2057[1,8]	167	148
	BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057[4,8]	196	202
	BMO Mortgage Trust, Series 2024-5C3, Class B, 6.557% 2/15/2057[4,8]	446	459
	BMO Mortgage Trust, Series 2024-5C5, Class B, 6.746% 2/15/2057[4,8]	2,268	2,352
	BMO Mortgage Trust, Series 2024-5C3, Class C, 6.859% 2/15/2057[4,8]	89	92
	BMO Mortgage Trust, Series 2024-5C5, Class C, 6.879% 2/15/2057[4,8]	4,162	4,286
	BMO Mortgage Trust, Series 2024-5C4, Class C, 7.019% 5/15/2057[4,8]	2,601	2,683
	BMO Mortgage Trust, Series 2024-C9, Class A5, 5.759% 7/15/2057[8]	4,197	4,347
	BMO Mortgage Trust, Series 2024-C9, Class B, 6.34% 7/15/2057[4,8]	1,897	1,956
	BMO Mortgage Trust, Series 2024-C9, Class C, 6.38% 7/15/2057[4,8]	2,858	2,897
	BMO Mortgage Trust, Series 2024-5C6, Class C, 5.885% 9/15/2057[4,8]	1,511	1,483
	BMO Mortgage Trust, Series 2024-5C6, Class B, 6.086% 9/15/2057[4,8]	1,641	1,630
	BMO Mortgage Trust, Series 2024-C10, Class A5, 5.478% 11/15/2057[4,8]	4,995	5,080
	BMO Mortgage Trust, Series 2024-C10, Class AS, 5.729% 11/15/2057[4,8]	396	399
	BMO Mortgage Trust, Series 2024-5C7, Class C, 5.748% 11/15/2057[4,8]	1,085	1,077
	BMO Mortgage Trust, Series 2024-C10, Class C, 5.979% 11/15/2057[4,8]	1,121	1,101
	BMO Mortgage Trust, Series 2024-C10, Class B, 6.079% 11/15/2057[4,8]	771	779
	BMO Mortgage Trust, Series 2024-5C8, Class C, 5.744% 12/15/2057[4,8]	3,390	3,356
	BMP Trust, Series 2024-MF23, Class E, (1-month USD CME Term SOFR + 3.389%) 7.786% 6/15/2041[1,4,8]	2,809	2,794
	BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class B, (1-month USD CME Term SOFR + 2.839%) 7.236% 8/15/2041[1,4,8]	2,915	2,926
	BX Trust, Series 2024-VLT4, Class E, (1-month USD CME Term SOFR + 2.889%) 7.286% 5/15/2029[1,4,8]	2,595	2,613
	BX Trust, Series 2024-KING, Class C, (1-month USD CME Term SOFR + 1.94%) 6.397% 5/15/2034[1,4,8]	2,663	2,667
	BX Trust, Series 2024-KING, Class D, (1-month USD CME Term SOFR + 2.49%) 6.947% 5/15/2034[1,4,8]	1,851	1,854
	BX Trust, Series 2021-VOLT, Class D, (1-month USD CME Term SOFR + 1.764%) 6.162% 9/15/2036[1,4,8]	280	279
	BX Trust, Series 2021-VOLT, Class E, (1-month USD CME Term SOFR + 2.114%) 6.512% 9/15/2036[1,4,8]	710	709
	BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.387% 2/15/2039[1,4,8]	769	767
	BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.848% 8/15/2039[1,4,8]	255	257
	BX Trust, Series 2024-AIRC, Class D, (1-month USD CME Term SOFR + 3.089%) 7.486% 8/15/2039[1,4,8]	4,000	4,034
	BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 8.094% 8/15/2039[1,4,8]	175	176
	BX Trust, Series 2024-AIR2, Class D, (1-month USD CME Term SOFR + 2.79%) 7.188% 10/15/2041[1,4,8]	2,945	2,960
	BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.939% 11/15/2041[1,4,8]	2,355	2,368
	BX Trust, Series 2024-GPA2, Class D, (1-month USD CME Term SOFR + 2.591%) 6.988% 11/15/2041[1,4,8]	1,115	1,124
	BX Trust, Series 2024-FNX, Class D, (1-month USD CME Term SOFR + 2.94%) 7.337% 11/15/2026[1,4,8]	7,342	7,359
	BX Trust, Series 2024-GPA2, Class E, (1-month USD CME Term SOFR + 3.54%) 8.196% 11/15/2041[1,4,8]	2,044	2,055
	BX Trust, Series 2020-VIV4, Class A, 2.843% 3/9/2044[1,8]	500	441
	BX Trust, Series 2020-VIV3, Class B, 3.544% 3/9/2044[1,4,8]	495	449
	BX Trust, Series 2020-VIV2, Class C, 3.542% 3/9/2044[1,4,8]	500	445
	CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 8.377% 8/15/2026[1,4,8]	2,884	2,892
	CENT Trust 2023-CITY, Series 2023-CITY, Class B, (1-month USD CME Term SOFR + 3.15%) 7.547% 9/15/2028[1,4,8]	958	960

149	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 5.852% 6/10/2028[1,4,8]	USD1,129	$1,111
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 5.852% 10/12/2040[1,4,8]	245	244
	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053[4,8]	140	116
	DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.919% 8/12/2043[1,4,8]	664	607
	DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.379% 9/10/2040[1,4,8]	1,546	1,565
	ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039[1,4,8]	744	752
	ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2029[1,4,8]	669	677
	FIVE Mortgage Trust, Series 2023-V1, Class B, 6.297% 2/10/2056[4,8]	495	500
	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.297% 2/10/2056[4,8]	195	194
	Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class F, (1-month USD CME Term SOFR + 4.25%) 8.743% 12/15/2029[1,4,8]	4,390	4,435
	FS Commercial Mortgage Trust, Series 2023-4SZN, Class D, 9.08% 11/10/2039[1,4,8]	3,655	3,800
	Great Wolf Trust, Series 2024-WOLF, Class C, (1-month USD CME Term SOFR + 2.391%) 6.847% 3/15/2039[1,4,8]	2,642	2,654
	Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 7.287% 3/15/2039[1,4,8]	1,859	1,877
	GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.31% 3/6/2029[1,4,8]	670	666
	GS Mortgage Securities Trust, Series 2024-70P, Class B, 5.697% 3/10/2041[1,4,8]	380	377
	GS Mortgage Securities Trust, Series 2024-70P, Class C, 6.084% 3/10/2041[1,4,8]	1,885	1,856
	GS Mortgage Securities Trust, Series 2024-70P, Class D, 7.288% 3/6/2029[1,4,8]	2,897	2,899
	GS Mortgage Securities Trust, Series 2019-GC40, Class C, 3.946% 7/10/2052[8]	900	716
	GS Mortgage Securities Trust, Series 2020-GSA2, Class C, 2.989% 12/12/2053[8]	2,950	2,195
	Hilton USA Trust, Series 2024-ORL, Class B, (1-month USD CME Term SOFR + 1.941%) 6.397% 5/15/2037[1,4,8]	2,000	2,004
	Hilton USA Trust, Series 2024-ORL, Class C, (1-month USD CME Term SOFR + 2.44%) 6.897% 5/15/2037[1,4,8]	2,324	2,329
	HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.088% 5/10/2039[1,4,8]	945	963
	HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.198% 5/10/2039[1,4,8]	2,026	2,071
	JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.99% 11/15/2039[1,4,8]	1,381	1,385
	JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class B, (1-month USD CME Term SOFR + 1.942%) 6.339% 11/15/2039[1,4,8]	2,500	2,508
	JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class C, (1-month USD CME Term SOFR + 2.242%) 6.639% 11/15/2039[1,4,8]	942	946
	JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class D, (1-month USD CME Term SOFR + 2.791%) 7.188% 11/15/2039[1,4,8]	3,362	3,384
	KSL Commercial Mortgage Trust, Series 2024-HT2, Class D, (1-month USD CME Term SOFR + 3.29%) 7.863% 12/15/2039[1,4,8]	4,000	4,007
	KSL Commercial Mortgage Trust, Series 2024-HT2, Class E, (1-month USD CME Term SOFR + 4.538%) 9.111% 12/15/2039[1,4,8]	5,000	5,075
	LV Trust, Series 2024-SHOW, Class C, 6.074% 10/10/2041[1,4,8]	1,619	1,579
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[8]	483	469
	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[4,8]	508	492
	MSWF Commercial Mortgage Trust, Series 2023-1, Class B, 6.683% 5/15/2033[4,8]	410	434
	MSWF Commercial Mortgage Trust, Series 2023-1, Class C, 6.683% 5/15/2033[4,8]	283	293
	Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 8.433% 3/25/2050[1,4,8]	1,304	1,328
	Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.569% 11/25/2053[1,4,8]	1,501	1,569
	Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 11.069% 11/25/2053[1,4,8]	4,882	5,507
	SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 6.138% 5/15/2039[1,4,8]	486	483
	SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.662% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,2,8]	3,395	3,316
	SHR Trust, Series 2024-LXRY, Class D, (1-month USD CME Term SOFR + 3.60%) 7.997% 10/15/2041[1,4,8]	4,758	4,815

Capital Group Fixed Income ETF Trust	150

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
	StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 6.347% 1/15/2039[1,4,8]	USD2,000	$1,972
	UBS Commercial Mortgage Trust, Series 2017-C1, Class AS, 3.724% 6/15/2050[1,8]	1,915	1,832
	UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.381% 8/15/2050[4,8]	791	730
	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[4,8]	481	477
	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[4,8]	995	986
	Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048[4,8]	3,000	2,861
	Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051[8]	967	901
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class C, 6.80% 7/15/2057[4,8]	2,857	2,880
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class B, 6.821% 7/15/2057[4,8]	3,600	3,715
	Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class C, 6.116% 8/15/2057[4,8]	972	967
	Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class B, 6.12% 8/15/2057[4,8]	721	737
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class C, 6.33% 11/15/2057[4,8]	3,232	3,272
	Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class B, 6.334% 11/15/2057[4,8]	903	931
	WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.186% 11/15/2027[1,4,8]	412	417
	WSTN Trust, Series 2023-MAUI, Class C, 7.69% 8/5/2027[1,4,8]	148	151
	WSTN Trust, Series 2023-MAUI, Class B, 7.018% 7/5/2037[1,4,8]	260	265
	WSTN Trust, Series 2023-MAUI, Class D, 8.455% 8/5/2027[1,4,8]	321	329
			265,234

Federal agency mortgage-backed obligations 5.41%
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[8]	752	756
	Fannie Mae Pool #MA5354 6.00% 5/1/2054[8]	16,910	17,000
	Fannie Mae Pool #MA5389 6.00% 6/1/2054[8]	4,094	4,121
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[8]	18,887	19,008
	Fannie Mae Pool #DB6905 6.00% 7/1/2054[8]	6,104	6,136
	Fannie Mae Pool #FS8600 6.00% 7/1/2054[8]	3,799	3,846
	Freddie Mac Pool #SD4669 6.00% 10/1/2053[8]	10,584	10,645
	Freddie Mac Pool #SD8368 6.00% 10/1/2053[8]	2,692	2,708
	Freddie Mac Pool #SD8402 6.00% 2/1/2054[8]	18,529	18,628
	Freddie Mac Pool #SD8432 6.00% 5/1/2054[8]	5,909	5,941
	Freddie Mac Pool #SD6800 6.00% 8/1/2054[8]	9,092	9,218
	Freddie Mac Pool #SD8495 6.00% 12/1/2054[8]	7,455	7,493
			105,500

Collateralized mortgage-backed obligations (privately originated) 1.52%
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 7/25/2026[1,4,8]	36	36
	Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,4,8]	224	219
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class M3, 4.00% 8/25/2034[1,4,8]	971	892
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class M2, 4.00% 8/25/2034[1,4,8]	637	600
	Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034[1,4,8]	545	520
	Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[1,4,8]	2,362	2,292
	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.969% 12/25/2042[1,4,8]	726	747
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.119% 5/25/2043[1,4,8]	285	305
	FARM Mortgage Trust, Series 2024-1, Class B, 5.124% 10/1/2053[1,4,8]	1,480	1,280
	Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.596% 8/1/2054[1,4,8]	1,009	885
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA3, Class B2, (30-day Average USD-SOFR + 7.864%) 12.433% 9/25/2048[1,4,8]	2,500	2,953

151	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 9.933% 1/25/2050[1,4,8]	USD2,240	$2,499
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 6.533% 2/25/2050[1,4,8]	235	238
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 9.483% 2/25/2050[1,4,8]	633	678
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, (30-day Average USD-SOFR + 7.40%) 11.969% 11/25/2050[1,4,8]	1,180	1,456
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 10.219% 12/25/2050[1,4,8]	425	489
	JP Morgan Mortgage Trust, Series 2024-CES1, Class A3, 6.397% 6/25/2054 (7.397% on 3/1/2028)[1,2,8]	564	565
	JP Morgan Mortgage Trust, Series 2024-CES1, Class M1, 6.596% 6/25/2054 (7.596% on 3/1/2028)[1,2,8]	458	460
	Progress Residential Trust, Series 2024-SFR1, Class E1, 3.85% 2/17/2041[1,8]	1,131	1,025
	Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041[1,8]	465	411
	Progress Residential Trust, Series 2024-SFR2, Class E1, 3.40% 4/17/2041[1,4,8]	1,073	961
	Progress Residential Trust, Series 2024-SFR2, Class E2, 3.65% 4/17/2041[1,4,8]	449	401
	Progress Residential Trust, Series 2024-SFR3, Class E1, 4.00% 6/17/2041[1,8]	1,383	1,256
	Progress Residential Trust, Series 2024-SFR3, Class E2, 4.00% 6/17/2041[1,8]	534	479
	Starwood Mortgage Residential Trust, Series 2024-SFR4, Class C, (1-month USD CME Term SOFR + 2.45%) 6.847% 10/17/2041[1,4,8]	3,333	3,339
	Starwood Mortgage Residential Trust, Series 2024-SFR4, Class D, (1-month USD CME Term SOFR + 2.95%) 7.347% 10/17/2041[1,4,8]	4,571	4,580
	Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[1,8]	100	98
	Tricon Residential Trust, Series 2023-SFR1, Class E, 7.977% 7/17/2040[1,8]	100	102
			29,766
	Total mortgage-backed obligations		400,500
Asset-backed obligations 6.26%
	American Credit Acceptance Receivables Trust, Series 2023-2, Class D, 6.47% 8/13/2029[1,8]	347	353
	ARES CLO, Ltd., Series 2013-2A, Class CR3, (3-month USD CME Term SOFR + 1.85%) 6.37% 10/28/2034[1,4,8]	6,732	6,732
	Avant Credit Card Master Trust, Series 2024-2A, Class D, 8.98% 5/15/2029[1,8]	5,000	4,970
	Avant Credit Card Master Trust, Series 2024-2A, Class E, 13.41% 5/15/2029[1,8]	4,750	4,725
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class B, 7.09% 4/20/2027[1,8]	553	565
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class B, 6.12% 2/22/2028[1,8]	100	102
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class C, 7.05% 2/22/2028[1,8]	187	191
	Babson CLO, Ltd., Series 2021-1, Class D, (3-month USD CME Term SOFR + 3.162%) 7.787% 4/25/2034[1,4,8]	1,000	1,004
	Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031[1,8]	139	139
	Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[8]	271	274
	Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029[8]	527	535
	Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030[8]	864	872
	Business Jet Securities, LLC, Series 2024-2A, Class A, 5.346% 9/15/2039[1,8]	674	667
	CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[1,8]	395	397
	CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,8]	100	101
	CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,8]	100	102
	CPS Auto Receivables Trust, Series 2022-D, Class E, 12.12% 6/17/2030[1,8]	3,000	3,327
	CPS Auto Trust, Series 2024-A, Class E, 8.42% 8/15/2031[1,8]	700	723
	CPS Auto Trust, Series 2024-C, Class E, 8.04% 3/15/2032[1,8]	4,350	4,450
	Credit Acceptance Auto Loan Trust, Series 2023-3, Class B, 7.09% 10/17/2033[1,8]	118	121
	Credit Acceptance Auto Loan Trust, Series 2023-3, Class C, 7.62% 12/15/2033[1,8]	136	141
	Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031[1,8]	605	611

Capital Group Fixed Income ETF Trust	152

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,8]	USD260	$264
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,8]	269	278
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032[1,8]	1,976	1,980
Exeter Automobile Receivables Trust, Series 2023-2, Class E, 9.75% 11/15/2030[1,8]	2,212	2,384
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030[8]	559	564
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031[1,8]	1,014	1,100
Exeter Automobile Receivables Trust, Series 2023-4A, Class E, 9.57% 2/18/2031[1,8]	1,100	1,175
Exeter Automobile Receivables Trust, Series 2023-5A, Class E, 9.58% 6/16/2031[1,8]	1,351	1,447
Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031[1,8]	1,170	1,195
Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65% 2/17/2032[1,8]	1,480	1,496
Exeter Automobile Receivables Trust, Series 2024-5, Class E, 7.22% 5/17/2032[1,8]	5,132	5,101
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class D, 6.62% 5/15/2028[1,8]	584	591
Fortress Credit BSL, Ltd., Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.85%) 7.322% 10/20/2032[1,4,8]	2,820	2,820
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class B1, (3-month USD CME Term SOFR + 3.00%) 7.626% 4/23/2036[1,4,8]	250	251
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,8]	68	69
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029[1,8]	397	402
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030[1,8]	950	1,009
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030[1,8]	1,010	1,083
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031[1,8]	1,170	1,195
GLS Auto Receivables Trust, Series 2024-4A, Class E, 7.51% 8/15/2031[1,8]	1,596	1,600
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028[1,8]	203	206
Hertz Vehicle Financing III, LLC, Series 2023-3, Class C, 7.26% 2/25/2028[1,8]	300	306
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,8]	478	441
Hertz Vehicle Financing III, LLC, Series 2023-4, Class B, 6.73% 3/25/2030[1,8]	233	239
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029[1,8]	250	252
Hertz Vehicle Financing, LLC, Series 2024-2A, Class D, 9.41% 1/27/2031[1,8]	250	249
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[1,8]	861	837
Invitation Homes Trust, Series 2024-SFR1, Class F, 4.50% 9/17/2041[1,8]	3,572	3,096
Invitation Homes Trust, Series 2024-SFR1, Class E, 4.50% 9/17/2041[1,8]	2,034	1,844
KKR Financial CLO, Ltd., Series 40, Class CR, (3-month USD CME Term SOFR + 2.20%) 6.817% 10/20/2034[1,4,8]	1,000	1,003
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,8]	273	277
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[1,8]	615	620
Mission Lane Credit Card Master Trust, Series 2023-A, Class C, 10.03% 7/17/2028[1,8]	1,100	1,116
Mission Lane Credit Card Master Trust, Series 2023-A, Class D, 11.95% 7/17/2028[1,8]	5,500	5,586
Mission Lane Credit Card Master Trust, Series 2023-B, Class C, 10.44% 11/15/2028[1,8]	6,312	6,424
Mission Lane Credit Card Master Trust, Series 2024-A, Class D, 10.12% 8/15/2029[1,8]	4,000	4,036
Mission Lane Credit Card Master Trust, Series 2024-A, Class E, 13.69% 8/15/2029[1,8]	5,000	5,076
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061[1,8]	3,473	3,123
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030[1,8]	273	280
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[1,8]	545	556
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class C, 8.99% 6/17/2031[1,8]	316	326
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031[1,8]	265	261
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031[1,8]	343	343
Orion CLO, Ltd., Series 2023-1, Class C, (3-month USD CME Term SOFR + 3.25%) 7.876% 10/25/2036[1,4,8]	467	472
Orion CLO, Ltd., Series 2023-1, Class D, (3-month USD CME Term SOFR + 5.15%) 9.776% 10/25/2036[1,4,8]	378	386
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.45% 1/15/2033[1,4,8]	3,017	3,017
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A2, (3-month USD CME Term SOFR + 1.45%) 5.90% 1/15/2033[1,4,8]	1,971	1,972
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 6.95% 1/15/2033[1,4,8]	1,608	1,608
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029[1,8]	273	277
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031[1,8]	512	522
RAD CLO, Ltd., Series 2020-7, Class CR, (3-month USD CME Term SOFR + 2.60%) 7.247% 4/17/2036[1,4,8]	2,500	2,502
RAD CLO, Ltd., Series 2023-20, Class D, (3-month USD CME Term SOFR + 5.00%) 9.617% 7/20/2036[1,4,8]	250	254
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[8]	149	153

153	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
	SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053[1,8]	USD240	$215
	SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053[1,8]	114	102
	SMB Private Education Loan Trust, Series 2023-A, Class B, 5.88% 1/15/2053[1,8]	415	411
	SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056[1,8]	4,935	5,084
	SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056[1,8]	1,000	1,002
	Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[1,8]	1,274	1,243
	Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054[1,8]	1,504	1,466
	United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30% 11/12/2029[1,8]	3,000	3,077
	Vibrant CLO, Ltd., Series 2021-12, Class BR, (3-month USD CME Term SOFR + 2.50%) 7.117% 4/20/2034[1,4,8]	2,287	2,296
	Vibrant CLO, Ltd., Series 2021-12, Class C1R, (3-month USD CME Term SOFR + 3.75%) 8.367% 4/20/2034[1,4,8]	2,422	2,430
			122,092
U.S. Treasury bonds & notes 0.71%
U.S. Treasury 0.71%
	U.S. Treasury 4.875% 4/30/2026[9]	6,507	6,560
	U.S. Treasury 4.125% 2/15/2027[9]	3,150	3,142
	U.S. Treasury 4.25% 3/15/2027	300	300
	U.S. Treasury 4.50% 4/15/2027	2,700	2,714
	U.S. Treasury 4.50% 5/15/2027	650	653
	U.S. Treasury 4.625% 6/15/2027	525	530
			13,899
Bonds & notes of governments & government agencies outside the U.S. 0.10%
	Bank Gospodarstwa Krajowego 4.25% 9/13/2044	EUR100	102
	Bank Gospodarstwa Krajowego 6.25% 7/9/2034[1]	USD1,750	1,720
			1,822
Municipals 0.09%
California 0.02%
	City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-B, 7.25% 9/1/2039	440	436

Puerto Rico 0.06%
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2017[10]	5	3
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018[10]	10	5
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018[10]	45	24
	Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020[10]	5	3
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2021[10]	95	51
	Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021[10]	135	73
	Electric Power Auth., Power Rev. Bonds, Series 2010-DDD, 5.00% 7/1/2023[10]	110	59
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023[10]	10	5
	Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2024[10]	35	19
	Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.625% 7/1/2025[10]	5	3
	Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 4.75% 7/1/2026[10]	5	3
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2026[10]	5	3
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026[10]	195	106
	Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026[10]	10	6
	Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.75% 7/1/2027[10]	30	16
	Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028[10]	110	60
	Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.00% 7/1/2028[10]	30	16
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032[10]	80	43
	Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2033[10]	310	168
	Electric Power Auth., Power Rev. Bonds, Series 2013-A, 6.75% 7/1/2036[10]	160	87
	Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037[10]	30	16
	Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040[10]	175	95
	Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042[10]	45	24

Capital Group Fixed Income ETF Trust	154

Capital Group U.S. Multi-Sector Income ETF  (continued)
Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Puerto Rico (continued)
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, 3.469% 7/1/2017[2,10]	USD130	$70
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021[10]	35	19
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022[10]	325	176
		1,153

Texas 0.01%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043[1]	200	197
Total municipals		1,786
Total bonds, notes & other debt instruments (cost: $1,881,270,000)		1,877,064
Common stocks 0.09%	Shares
Energy 0.08%
New Fortress Energy, Inc., Class A	96,197	1,454
Information technology 0.01%
Diebold Nixdorf, Inc.[11]	3,082	133
Real estate 0.00%
WeWork, Inc.[6,11]	2,869	37
Materials 0.00%
Venator Materials PLC[6,11]	90	36
Consumer discretionary 0.00%
Party City Holdco, Inc.[1,6]	37	— [12]
Party City Holdco, Inc.[6]	3,715	— [12]
		— [12]
Total common stocks (cost: $1,495,000)		1,660
Short-term securities 4.07%
Money market investments 4.07%
Capital Group Central Cash Fund 4.50%[13,14]	794,358	79,452
Total short-term securities (cost: $79,439,000)		79,452
Total investment securities 100.39% (cost: $1,962,204,000)		1,958,176

Other assets less liabilities (0.39)%	(7,543)
Net assets 100.00%	$1,950,633
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	232	EUR	220	HSBC Bank	1/8/2025	$4
USD	1,890	EUR	1,790	HSBC Bank	1/14/2025	35
USD	1,771	EUR	1,674	HSBC Bank	1/15/2025	36

155	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	226	EUR	215	Standard Chartered Bank	1/17/2025	$3
USD	236	EUR	225	HSBC Bank	1/24/2025	3
						$81
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
5.0615%	Annual	SOFR	Annual	9/29/2025	USD39,000	$227	$—	$227
4.834%	Annual	SOFR	Annual	10/19/2026	13,500	169	—	169
4.0715%	Annual	SOFR	Annual	11/15/2026	80,000	(43)	—	(43)
4.161%	Annual	SOFR	Annual	12/26/2026	35,000	46	—	46
4.103%	Annual	SOFR	Annual	12/23/2027	82,000	82	—	82
4.692%	Annual	SOFR	Annual	9/29/2028	16,200	355	—	355
4.077%	Annual	SOFR	Annual	12/23/2029	83,000	139	—	139
SOFR	Annual	3.7695%	Annual	10/30/2031	17,000	284	—	284
4.0685%	Annual	SOFR	Annual	12/23/2031	25,000	27	—	27
4.6415%	Annual	SOFR	Annual	9/29/2033	19,500	824	—	824
4.407%	Annual	SOFR	Annual	11/3/2033	3,000	76	—	76
SOFR	Annual	3.456%	Annual	1/2/2034	55,000	2,510	—	2,510
SOFR	Annual	3.613%	Annual	10/16/2034	100,000	3,698	—	3,698
SOFR	Annual	3.617%	Annual	10/21/2034	55,400	2,035	—	2,035
SOFR	Annual	3.781%	Annual	11/4/2034	18,200	430	—	430
SOFR	Annual	3.773%	Annual	11/4/2034	12,500	303	—	303
SOFR	Annual	4.075%	Annual	12/23/2034	9,000	(1)	—	(1)
SOFR	Annual	4.084%	Annual	1/2/2035	10,000	(9)	—	(9)
4.5965%	Annual	SOFR	Annual	11/2/2038	2,300	117	—	117
3.9515%	Annual	SOFR	Annual	11/15/2039	22,000	(411)	—	(411)
4.5595%	Annual	SOFR	Annual	11/2/2043	1,500	87	—	87
3.901%	Annual	SOFR	Annual	11/21/2044	7,200	(198)	—	(198)
SOFR	Annual	3.364%	Annual	5/15/2049	10,700	1,108	—	1,108
SOFR	Annual	3.268%	Annual	5/15/2049	750	89	—	89
SOFR	Annual	3.6455%	Annual	10/21/2049	16,000	956	—	956
SOFR	Annual	3.6675%	Annual	12/9/2049	11,000	617	—	617
4.392%	Annual	SOFR	Annual	9/29/2053	4,400	322	—	322
SOFR	Annual	3.2845%	Annual	1/2/2054	11,700	1,330	—	1,330
SOFR	Annual	3.5625%	Annual	12/6/2054	4,700	303	—	303
						$15,472	$—	$15,472

Capital Group Fixed Income ETF Trust	156

Capital Group U.S. Multi-Sector Income ETF  (continued)
Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount[15] (000)	Value at 12/31/2024[16] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
SOFR%	Quarterly	CDX.NA.HY.S43	12/20/2029	USD20,180	$1,544	$1,663	$(119)
Investments in affiliates14

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 4.07%
Money market investments 4.07%
Capital Group Central Cash Fund 4.50% [13]	$27,167	$594,589	$542,302	$(19)	$17	$79,452	$2,550
Restricted securities7

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Sasol Financing USA, LLC 8.75% 5/3/2029	4/15/2024 - 9/27/2024	$1,757	$1,727	.09%
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% on 6/23/2025)[2],5,6	6/23/2023	989	1,036.05
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (10.875% on 6/23/2026)[2],5,6	6/23/2023	106	111.01
Stillwater Mining Co. 4.00% 11/16/2026	2/9/2024 - 8/9/2024	951	968.05
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[3,4]	9/12/2023	267	273.02
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[3,4]	9/12/2023	15	16	.00 [17]
		$4,085	$4,131	.22%

157	Capital Group Fixed Income ETF Trust

Capital Group U.S. Multi-Sector Income ETF  (continued)
[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $919,162,000, which represented
47.12% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $7,643,000, which represented 0.39% of the net assets of the fund.

[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[6]	Value determined using significant unobservable inputs.
[7]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $4,131,000, which represented 0.22% of the net assets of the fund.

[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $8,099,000, which represented .42% of the net assets of the fund.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Security did not produce income during the last 12 months.
[12]	Amount less than one thousand.
[13]	Rate represents the seven-day yield at 12/31/2024.
[14]	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
[15]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[16]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[17]	Amount less than .01%.

Key to abbreviation(s)
AMT = Alternative Minimum Tax
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
Dev. = Development
Dist. = District
EUR = Euros
EURIBOR = Euro Interbank Offered Rate

Facs. = Facilities
ICE = Intercontinental Exchange, Inc.
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	158

Financial statements
Statements of assets and liabilities at December 31, 2024(dollars and shares in thousands, except per-share amount)

	Core Bond ETF	Core Plus Income ETF	International Bond ETF (USD-Hedged)
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,536,540	$3,894,519	$46,412
Affiliated issuers	58,798	295,735	3,781
Cash	1,182	1,690	62
Cash collateral pledged for futures contracts	—	2,167	325
Cash collateral pledged for swap contracts	—	1	63
Cash denominated in currencies other than U.S. dollars	—	—	10
Unrealized appreciation on open forward currency contracts	—	164	1,016
Receivables for:
Sales of investments	2,686	24,716	—
Sales of fund’s shares	—	17,302	—
Dividends and interest	11,824	34,552	532
Variation margin on futures contracts	5,747	6,145	280
Variation margin on centrally cleared swap contracts	6	14,199	50
	1,616,783	4,291,190	52,531
Liabilities:
Cash collateral pledged for forward contracts	—	—	530
Unrealized depreciation on open forward currency contracts	—	—	22
Bilateral swaps, at value	—	67	72
Payables for:
Purchases of investments	30,790	284,709	1,522
Investment advisory services	353	1,130	19
Variation margin on futures contract	6,164	5,796	262
Variation margin on centrally cleared swap contracts	—	14,608	51
	37,307	306,310	2,478
Commitments and contingencies†
Net assets at December 31, 2024	$1,579,476	$3,984,880	$50,053
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,606,661	$4,068,166	$49,500
Total distributable earnings (accumulated loss)	(27,185)	(83,286)	553
Net assets at December 31, 2024	$1,579,476	$3,984,880	$50,053
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$1,579,476	$3,984,880	$50,053
Shares outstanding	61,320	179,644	1,980
Net asset value per share	$25.76	$22.18	$25.28
Investment securities, at cost:
Unaffiliated issuers	$1,550,961	$3,931,464	$47,589
Affiliated issuers	58,796	295,687	3,781
Cash denominated in currencies other than U.S. dollars, at cost	—	—	10

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

159	Capital Group Fixed Income ETF Trust

Financial statements (continued)
Statements of assets and liabilities at December 31, 2024 (continued)(dollars and shares in thousands, except per-share amount)

	Municipal Income ETF	Municipal High-Income ETF	Short Duration Income ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$2,639,096	$83,774	$847,680
Affiliated issuers	—	—	60,729
Cash	486	213	104
Cash collateral pledged for futures contracts	—	50	698
Cash collateral pledged for swap contracts	1,020	—	1,920
Cash denominated in currencies other than U.S. dollars	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—
Receivables for:
Sales of investments	—	—	—
Sales of fund’s shares	3,226	2,524	4,610
Dividends and interest	30,457	834	5,297
Variation margin on futures contracts	— *	1	17
Variation margin on centrally cleared swap contracts	5	—	39
	2,674,290	87,396	921,094
Liabilities:
Cash collateral pledged for forward contracts	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—
Bilateral swaps, at value	—	—	—
Payables for:
Purchases of investments	7,282	2,823	46,560
Investment advisory services	597	21	179
Variation margin on futures contract	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—
	7,879	2,844	46,739
Commitments and contingencies†
Net assets at December 31, 2024	$2,666,411	$84,552	$874,355
Net assets consist of:
Capital paid in on shares of beneficial interest	$2,668,836	$84,818	$870,835
Total distributable earnings (accumulated loss)	(2,425)	(266)	3,520
Net assets at December 31, 2024	$2,666,411	$84,552	$874,355
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$2,666,411	$84,552	$874,355
Shares outstanding	99,180	3,350	34,140
Net asset value per share	$26.88	$25.24	$25.61
Investment securities, at cost:
Unaffiliated issuers	$2,643,797	$84,084	$844,579
Affiliated issuers	—	—	60,720
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	160

Financial statements (continued)
Statements of assets and liabilities at December 31, 2024 (continued)(dollars and shares in thousands, except per-share amount)

	Short Duration Municipal Income ETF	Ultra Short Income ETF	U.S. Multi-Sector Income ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$541,814	$34,392	$1,878,724
Affiliated issuers	—	—	79,452
Cash	6,443	54	1,135
Cash collateral pledged for futures contracts	50	60	—
Cash collateral pledged for swap contracts	249	—	2,627
Cash denominated in currencies other than U.S. dollars	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	81
Receivables for:
Sales of investments	—	—	728
Sales of fund’s shares	—	—	9,794
Dividends and interest	6,460	168	24,514
Variation margin on futures contracts	—	— *	—
Variation margin on centrally cleared swap contracts	—	—	144
	555,016	34,674	1,997,199
Liabilities:
Cash collateral pledged for forward contracts	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—
Bilateral swaps, at value	—	—	—
Payables for:
Purchases of investments	1,021	—	45,950
Investment advisory services	115	5	616
Variation margin on futures contract	—	—	—
Variation margin on centrally cleared swap contracts	3	—	—
	1,139	5	46,566
Commitments and contingencies†
Net assets at December 31, 2024	$553,877	$34,669	$1,950,633
Net assets consist of:
Capital paid in on shares of beneficial interest	$553,194	$34,531	$1,941,778
Total distributable earnings (accumulated loss)	683	138	8,855
Net assets at December 31, 2024	$553,877	$34,669	$1,950,633
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$553,877	$34,669	$1,950,633
Shares outstanding	21,360	1,380	71,700
Net asset value per share	$25.93	$25.12	$27.21
Investment securities, at cost:
Unaffiliated issuers	$541,624	$34,283	$1,882,766
Affiliated issuers	—	—	79,438
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—

*	Amount less than one thousand.
†	Refer to Note 5 for further information on unfunded commitments.

Refer to the notes to financial statements.

161	Capital Group Fixed Income ETF Trust

Financial statements (continued)
Statements of operations for the year ended December 31, 2024(dollars in thousands)

	Core Bond ETF	Core Plus Income ETF	International Bond ETF (USD-Hedged)[1]
Investment income:
Income (net of non-U.S. taxes2):
Interest from unaffiliated issuers	$31,563	$170,205	$927
Dividends from affiliated issuers	4,945	24,037	105
	36,508	194,242	1,032
Fees and expenses:
Investment advisory services	1,959	9,111	117
Other	—	3	—
Total fees and expenses	1,959	9,114	117
Net investment income	34,549	185,128	915
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[2] on:
Investments in:
Unaffiliated issuers	(5,636)	3,276	102
Affiliated issuers	9	(5)	1
In-kind redemptions	1,232	5,495	—
Written options	—	—	—
Futures contracts	(4,878)	(6,029)	198
Forward currency contracts	—	335	452
Swap contracts	431	(40,811)	(27)
Currency transactions	—	5	(18)
	(8,842)	(37,734)	708
Net unrealized appreciation (depreciation)[2] on:
Investments in:
Unaffiliated issuers	(17,382)	(74,457)	(1,177)
Affiliated issuers	4	71	— [3]
Futures contracts	(3,808)	2,367	31
Forward currency contracts	—	185	994
Swap contracts	(506)	(9,900)	(75)
Currency translations	—	(12)	(20)
	(21,692)	(81,746)	(247)
Net realized gain (loss) and unrealized appreciation (depreciation)	(30,534)	(119,480)	461
Net increase (decrease) in net assets resulting from operations	$4,015	$65,648	$1,376

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	162

Financial statements (continued)
Statements of operations for the year ended December 31, 2024 (continued)(dollars in thousands)

	Municipal Income ETF	Municipal High-Income ETF[1]	Short Duration Income ETF
Investment income:
Income (net of non-U.S. taxes2):
Interest from unaffiliated issuers	$56,877	$1,296	$36,883
Dividends from affiliated issuers	—	—	2,379
	56,877	1,296	39,262
Fees and expenses:
Investment advisory services	3,907	99	1,426
Other	1	1	—
Total fees and expenses	3,908	100	1,426
Net investment income	52,969	1,196	37,836
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[2] on:
Investments in:
Unaffiliated issuers	830	7	995
Affiliated issuers	—	—	4
In-kind redemptions	1,017	21	574
Written options	—	—	—
Futures contracts	179	(20)	(392)
Forward currency contracts	—	—	—
Swap contracts	(2,570)	—	(11,391)
Currency transactions	—	—	—
	(544)	8	(10,210)
Net unrealized appreciation (depreciation)[2] on:
Investments in:
Unaffiliated issuers	(20,823)	(310)	47
Affiliated issuers	—	—	11
Futures contracts	66	—	(149)
Forward currency contracts	—	—	—
Swap contracts	774	—	3,192
Currency translations	—	—	—
	(19,983)	(310)	3,101
Net realized gain (loss) and unrealized appreciation (depreciation)	(20,527)	(302)	(7,109)
Net increase (decrease) in net assets resulting from operations	$32,442	$894	$30,727

Refer to the end of the statements of operations for footnotes.
Refer to the notes to financial statements.

163	Capital Group Fixed Income ETF Trust

Financial statements (continued)
Statements of operations for the year ended December 31, 2024 (continued)(dollars in thousands)

	Short Duration Municipal Income ETF	Ultra Short Income ETF[1]	U.S. Multi-Sector Income ETF
Investment income:
Income (net of non-U.S. taxes2):
Interest from unaffiliated issuers	$9,263	$869	$78,441
Dividends from affiliated issuers	—	—	2,550
	9,263	869	80,991
Fees and expenses:
Investment advisory services	615	30	3,939
Other	—	—	—
Total fees and expenses	615	30	3,939
Net investment income	8,648	839	77,052
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[2] on:
Investments in:
Unaffiliated issuers	24	23	5,361
Affiliated issuers	—	—	(19)
In-kind redemptions	137	—	—
Written options	—	—	307
Futures contracts	143	23	1,494
Forward currency contracts	—	—	164
Swap contracts	(573)	—	(16,988)
Currency transactions	—	—	2
	(269)	46	(9,679)
Net unrealized appreciation (depreciation)[2] on:
Investments in:
Unaffiliated issuers	(1,017)	109	(16,634)
Affiliated issuers	—	—	17
Futures contracts	3	1	—
Forward currency contracts	—	—	99
Swap contracts	308	—	9,904
Currency translations	—	—	(5)
	(706)	110	(6,619)
Net realized gain (loss) and unrealized appreciation (depreciation)	(975)	156	(16,298)
Net increase (decrease) in net assets resulting from operations	$7,673	$995	$60,754

[1]	For the period June 25, 2024, commencement of operations, through December 31, 2024.
[2]	Additional information related to non-U.S. taxes is included in the notes to financial statements.
[3]	Amount less than one thousand.

Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	164

Financial statements (continued)
Statements of changes in net assets(dollars in thousands)

	Core Bond ETF		Core Plus Income ETF		International Bond ETF (USD-Hedged)
	Year ended	Period ended	Year ended	Year ended	Period ended
	December 31, 2024	December 31, 2023*	December 31, 2024	December 31, 2023	December 31, 2024†
Operations:
Net investment income	$34,549	$865	$185,128	$61,904	$915
Net realized gain (loss)	(8,842)	(498)	(37,734)	(43,568)	708
Net unrealized appreciation (depreciation)	(21,692)	3,459	(81,746)	58,790	(247)
Net increase (decrease) in net assets resulting from operations	4,015	3,826	65,648	77,126	1,376
Distributions paid to shareholders	(33,238)	(606)	(143,463)	(49,339)	(823)
Net capital share transactions	1,512,134	93,345	2,497,645	1,082,435	49,500
Total increase (decrease) in net assets	1,482,911	96,565	2,419,830	1,110,222	50,053
Net assets:
Beginning of period	96,565	—	1,565,050	454,828	—
End of period	$1,579,476	$96,565	$3,984,880	$1,565,050	$50,053

	Municipal Income ETF		Municipal High-Income ETF	Short Duration Income ETF
	Year ended	Year ended	Period ended	Year ended	Year ended
	December 31, 2024	December 31, 2023	December 31, 2024†	December 31, 2024	December 31, 2023
Operations:
Net investment income	$52,969	$7,668	$1,196	$37,836	$13,006
Net realized gain (loss)	(544)	(613)	8	(10,210)	(3,517)
Net unrealized appreciation (depreciation)	(19,983)	14,908	(310)	3,101	2,767
Net increase (decrease) in net assets resulting from operations	32,442	21,963	894	30,727	12,256
Distributions paid to shareholders	(49,415)	(7,433)	(1,137)	(27,757)	(11,350)
Net capital share transactions	2,166,571	428,667	84,795	538,988	242,033
Total increase (decrease) in net assets	2,149,598	443,197	84,552	541,958	242,939
Net assets:
Beginning of period	516,813	73,616	—	332,397	89,458
End of period	$2,666,411	$516,813	$84,552	$874,355	$332,397

Refer to the end of the statements of changes in net assets for footnotes.
Refer to the notes to financial statements.

165	Capital Group Fixed Income ETF Trust

Financial statements (continued)
Statements of changes in net assets (continued)(dollars in thousands)

	Short Duration Municipal Income ETF		Ultra Short Income ETF	U.S. Multi-Sector Income ETF
	Year ended	Period ended	Period ended	Year ended	Year ended
	December 31, 2024	December 31, 2023*	December 31, 2024	December 31, 2024	December 31, 2023
Operations:
Net investment income	$8,648	$365	$839	$77,052	$12,942
Net realized gain (loss)	(269)	(15)	46	(9,679)	(7,064)
Net unrealized appreciation (depreciation)	(706)	1,204	110	(6,619)	17,074
Net increase (decrease) in net assets resulting from operations	7,673	1,554	995	60,754	22,952
Distributions paid to shareholders	(8,036)	(368)	(857)	(64,695)	(11,122)
Net capital share transactions	507,840	45,214	34,531	1,575,085	296,844
Total increase (decrease) in net assets	507,477	46,400	34,669	1,571,144	308,674
Net assets:
Beginning of period	46,400	—	—	379,489	70,815
End of period	$553,877	$46,400	$34,669	$1,950,633	$379,489

*	For the period September 26, 2023, commencement of operations, through December 31, 2023.
†	For the period June 25, 2024, commencement of operations, through December 31, 2024.
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	166

Notes to financial statements
1.  Organization

Capital Group Fixed Income ETF Trust (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The series consists of nine nondiversified exchange-traded funds: Capital Group Core Bond ETF (“Core Bond ETF”), Capital Group Core Plus Income ETF (“Core Plus Income ETF”), Capital Group International Bond ETF (USD-Hedged) (“International Bond ETF (USD-Hedged)”), Capital Group Municipal Income ETF (“Municipal Income ETF”), Capital Group Municipal High-Income ETF (“Municipal High-Income ETF”), Capital Group Short Duration Income ETF (“Short Duration Income ETF”), Capital Group Short Duration Municipal Income ETF (“Short Duration Municipal Income ETF”), Capital Group Ultra Short Income ETF (“Ultra Short Income ETF”) and Capital Group U.S. Multi-Sector Income ETF (“U.S. Multi-Sector Income ETF”) (each a “fund”, or collectively, the “funds”).
The investment objective(s) for each fund are as follows:
Core Bond ETF — To provide as high a level of current income as is consistent with the preservation of capital.
Core Plus Income ETF — To provide current income and seek maximum total return, consistent with preservation of capital.
International Bond ETF (USD-Hedged) — To provide a high level of current income as is consistent with the preservation of capital.
Municipal Income ETF — To provide a high level of current income exempt from regular federal income tax, consistent with the preservation of capital.
Municipal High-Income ETF — To provide a high level of current income exempt from regular federal income tax.
Short Duration Income ETF — To provide current income, consistent with a short duration profile and with the preservation of capital.
Short Duration Municipal Income ETF — To provide current income exempt from regular federal income tax, consistent with a short duration profile and with the preservation of capital.
Ultra Short Income ETF — To provide current income, consistent with an ultra-short duration profile, focused on preservation of capital.
U.S. Multi-Sector Income ETF — To provide a high level of current income. The secondary objective is to provide capital appreciation.
2.  Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — In the reporting period, the funds adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each fund’s financial position or the results of its operations. Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the funds’ portfolio management team.  A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals.  The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions.  Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

167	Capital Group Fixed Income ETF Trust

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3.  Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Capital Group Fixed Income ETF Trust	168

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by each funds’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.  Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by each funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by each funds’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — Each fund’s board of trustees has designated each funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — Each funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present each funds’ valuation levels as of December 31, 2024 (dollars in thousands):
Core Bond ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$630,410	$—	$630,410
Corporate bonds, notes & loans	—	542,466	—	542,466
U.S. Treasury bonds & notes	—	224,886	—	224,886
Asset-backed obligations	—	136,178	1,886	138,064
Municipals	—	714	—	714
Short-term securities	58,798	—	—	58,798
Total	$58,798	$1,534,654	$1,886	$1,595,338

169	Capital Group Fixed Income ETF Trust

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$27	$—	$—	$27
Liabilities:
Unrealized depreciation on futures contracts	(3,835)	—	—	(3,835)
Unrealized depreciation on centrally cleared credit default swaps	—	(6)	—	(6)
Total	$(3,808)	$(6)	$—	$(3,814)

*	Futures contracts and credit default swaps are not included in the investment portfolio.
Core Plus Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$1,705,405	$—	$1,705,405
Corporate bonds, notes & loans	—	1,220,411	2,350	1,222,761
U.S. Treasury bonds & notes	—	677,124	—	677,124
Asset-backed obligations	—	206,024	—	206,024
Bonds & notes of governments & government agencies outside the U.S.	—	76,779	—	76,779
Municipals	—	5,067	—	5,067
Common stocks	1,359	—	— *	1,359
Short-term securities	295,735	—	—	295,735
Total	$297,094	$3,890,810	$2,350	$4,190,254

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$5,581	$—	$—	$5,581
Unrealized appreciation on open forward currency contracts	—	164	—	164
Unrealized appreciation on centrally cleared interest rate swaps	—	9,156	—	9,156
Liabilities:
Unrealized depreciation on futures contracts	(3,905)	—	—	(3,905)
Unrealized depreciation on centrally cleared interest rate swaps	—	(8,066)	—	(8,066)
Unrealized depreciation on bilateral interest rate swaps	—	(67)	—	(67)
Total	$1,676	$1,187	$—	$2,863

*	Amount less than one thousand.
†	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Capital Group Fixed Income ETF Trust	170

International Bond ETF (USD-Hedged)
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$15,105	$—	$15,105
Japanese yen	—	6,983	—	6,983
British pounds	—	4,099	—	4,099
South Korean won	—	3,545	—	3,545
Australian dollars	—	1,954	—	1,954
Canadian dollars	—	1,477	—	1,477
Mexican pesos	—	1,041	—	1,041
Brazilian reais	—	979	—	979
Malaysian ringgits	—	709	—	709
Indonesian rupiah	—	542	—	542
Thai baht	—	421	—	421
Polish zloty	—	376	—	376
Singapore dollars	—	320	—	320
Turkish lira	—	50	—	50
U.S. dollars	—	8,609	—	8,609
Short-term securities	3,781	202	—	3,983
Total	$3,781	$46,412	$—	$50,193

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$151	$—	$—	$151
Unrealized appreciation on open forward currency contracts	—	1,016	—	1,016
Liabilities:
Unrealized depreciation on futures contracts	(120)	—	—	(120)
Unrealized depreciation on open forward currency contracts	—	(22)	—	(22)
Unrealized depreciation on bilateral interest rate swaps	—	(72)	—	(72)
Unrealized depreciation on centrally cleared credit default swaps	—	(3)	—	(3)
Total	$31	$919	$—	$950

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
Municipal Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$336,808	$—	$336,808
California	—	244,467	—	244,467
Illinois	—	226,735	—	226,735
New York	—	154,694	—	154,694
Alabama	—	113,092	—	113,092
Florida	—	112,150	—	112,150
Colorado	—	90,599	—	90,599
Georgia	—	84,571	—	84,571
Washington	—	79,582	—	79,582
Wisconsin	—	74,686	—	74,686
Other	—	1,047,678	—	1,047,678
Short-term securities	—	74,034	—	74,034
Total	$—	$2,639,096	$—	$2,639,096

171	Capital Group Fixed Income ETF Trust

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on centrally cleared interest rate swaps	$—	$999	$—	$999
Liabilities:
Unrealized depreciation on centrally cleared interest rate swaps	—	(225)	—	(225)
Total	$—	$774	$—	$774

*	Interest rate swaps are not included in the investment portfolio.
Municipal High-Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
New York	$—	$8,684	$—	$8,684
California	—	7,670	—	7,670
Colorado	—	6,279	—	6,279
Texas	—	6,115	—	6,115
Puerto Rico	—	4,827	—	4,827
Wisconsin	—	4,315	—	4,315
Arizona	—	3,831	—	3,831
Florida	—	3,602	—	3,602
New Hampshire	—	3,587	—	3,587
Washington	—	3,586	—	3,586
Other	—	27,732	—	27,732
Short-term securities	—	3,546	—	3,546
Total	$—	$83,774	$—	$83,774
Short Duration Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$316,669	$—	$316,669
Corporate bonds, notes & loans	—	303,281	—	303,281
Asset-backed obligations	—	223,955	2,283	226,238
Bonds & notes of governments & government agencies outside the U.S.	—	1,492	—	1,492
Short-term securities	60,729	—	—	60,729
Total	$60,729	$845,397	$2,283	$908,409

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$230	$—	$—	$230
Unrealized appreciation on centrally cleared interest rate swaps	—	4,117	—	4,117
Liabilities:
Unrealized depreciation on futures contracts	(70)	—	—	(70)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,262)	—	(1,262)
Total	$160	$2,855	$—	$3,015

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Capital Group Fixed Income ETF Trust	172

Short Duration Municipal Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$61,603	$—	$61,603
California	—	57,163	—	57,163
Illinois	—	27,658	—	27,658
New York	—	25,043	—	25,043
Florida	—	24,666	—	24,666
Colorado	—	22,162	—	22,162
Alabama	—	21,804	—	21,804
Georgia	—	19,128	—	19,128
Ohio	—	17,900	—	17,900
Arizona	—	16,804	—	16,804
Other	—	229,656	—	229,656
Short-term securities	—	18,227	—	18,227
Total	$—	$541,814	$—	$541,814

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on centrally cleared interest rate swaps	$—	$434	$—	$434
Liabilities:
Unrealized depreciation on centrally cleared interest rate swaps	—	(126)	—	(126)
Total	$—	$308	$—	$308

*	Interest rate swaps are not included in the investment portfolio.
Ultra Short Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$16,413	$—	$16,413
Asset-backed obligations	—	7,183	—	7,183
Mortgage-backed obligations	—	2,186	—	2,186
Short-term securities	—	8,610	—	8,610
Total	$—	$34,392	$—	$34,392

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1	$—	$—	$1
Total	$1	$—	$—	$1

*	Futures contracts are not included in the investment portfolio.

173	Capital Group Fixed Income ETF Trust

U.S. Multi-Sector Income ETF
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$1,335,411	$1,554	$1,336,965
Mortgage-backed obligations	—	400,500	—	400,500
Asset-backed obligations	—	122,092	—	122,092
U.S. Treasury bonds & notes	—	13,899	—	13,899
Bonds & notes of governments & government agencies outside the U.S.	—	1,822	—	1,822
Municipals	—	1,786	—	1,786
Common stocks	1,587	—	73	1,660
Short-term securities	79,452	—	—	79,452
Total	$81,039	$1,875,510	$1,627	$1,958,176

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$81	$—	$81
Unrealized appreciation on centrally cleared interest rate swaps	—	16,134	—	16,134
Liabilities:
Unrealized depreciation on centrally cleared interest rate swaps	—	(662)	—	(662)
Unrealized depreciation on centrally cleared credit default swaps	—	(119)	—	(119)
Total	$—	$15,434	$—	$15,434

*	Forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
4.  Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below (as applicable).
Market conditions — The prices of, and the income generated by, the securities held by a fund may decline due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease), bank failures and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Capital Group Fixed Income ETF Trust	174

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of a fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent a fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of a fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by a fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of callable debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the net asset value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.
Investing in cash equivalents — Cash equivalents, such as commercial paper, asset-backed commercial paper, short term-bank obligations and corporate bonds and notes that mature or may be redeemed or mature within thirteen months or less, like other fixed income instruments are subject to interest rate risk. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper is often unsecured, but may be supported by letters of credit or other forms of collateral. Maturing commercial paper are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. As with all fixed income securities, there is a chance that the issuer will default on its short-term obligations and these securities may become illiquid or suffer from reduced liquidity in these or other situations.
Investing in financials — Under normal circumstances, a significant portion of a fund’s portfolio will be comprised of securities issued by companies in the financials group of industries. As a result, a fund may be more susceptible to any economic, business, political or other developments which generally affect this group of industries. The profitability of many types of financial companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial companies are vulnerable to these economic cycles, a fund’s investments may lose value during such periods.
Investing in asset-backed securities — Asset-backed securities include debt obligations that represent interests in pools of income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Asset-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the asset may decline in value and be insufficient, upon foreclosure, to repay the associated loans.

175	Capital Group Fixed Income ETF Trust

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and a fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss. Depending on market conditions, reduced liquidity of fund holdings may also cause a fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds. Investments in junk bonds can be considered speculative.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy in a manner that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for a fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Capital Group Fixed Income ETF Trust	176

Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure. Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that a fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.
Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If a fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of a fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, a fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Exposure to country, region, industry or sector — Subject to each fund’s investment limitations, a fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if a fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

177	Capital Group Fixed Income ETF Trust

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S. and securities tied economically to countries outside the U.S. may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes. Further, there may be increased risks of delayed settlement of securities purchased or sold by a fund, which could impact the liquidity of the fund’s portfolio.
Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.
Currency hedging risk — A fund’s use of forward currency contracts to hedge all or substantially all of the fund’s foreign currency exposure could result in losses to the fund if currencies do not perform as expected. In addition, the reduction of a fund’s exposure to currency risks limits a fund’s ability to benefit from favorable changes in currency exchange rates. Currency markets generally are not as regulated as securities markets, and currency rates may experience volatility, which can reduce the fund’s returns. A fund’s use of forward currency contracts to hedge all or substantially all of the fund’s foreign currency exposure is intended to minimize the impact of currency fluctuations on fund returns; however, this strategy will not eliminate a fund’s exposure to currency risk. The use of forward currency contracts will not entirely offset the fluctuations between a fund’s exposure to non-U.S. currencies and the U.S. dollar. Additionally, there are transaction costs the fund will incur to hedge its foreign currency exposure. A fund’s exposure to foreign currencies may not be hedged at all times, including at times when the fund is implementing a currency hedging transaction. Volatility of the U.S. dollar relative to the currencies being hedged will generally reduce the effectiveness of a fund’s currency hedging transactions. Differences between U.S. dollar interest rates and foreign currency interest rates may also impact the effectiveness of the fund’s currency hedging transactions.
Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make a fund more susceptible to certain economic, political or regulatory occurrences. As a result, a fund has greater risk of volatility, and greater risk of loss, from these investments.
Insured municipal bonds – A fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of a fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.
Alternative minimum tax — A fund may invest in securities, including in "private activity bonds," that may be subject to federal alternative minimum tax. Therefore, while a fund’s distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all of the distributions may be included in determining a shareholder’s federal alternative minimum tax.
Investing in debt securities of sovereign, quasi-sovereign and supranational entities — While debt securities of sovereign, quasi-sovereign and supranational entities are subject to the risks associated with investments in debt instruments or foreign securities generally, they are also subject to other and different risks. A governmental or quasi-governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign or quasi-sovereign debt, or otherwise meet its obligations when due, including for reasons such as the government’s policy towards principal international lenders such as the International Monetary Fund or the political considerations to which the government may be subject. If such issuers default (or threaten to default), the indebtedness may be restructured and/or a moratorium on the payments of such indebtedness may be declared, in each case, without the approval of some or all debt holders. In the event of a default on sovereign or quasi-sovereign debt, a fund may also have limited legal recourse against the defaulting government entity.
A “supranational entity” is an entity established or financially supported by the governments of several countries to promote reconstruction, economic development or trade (for example, the World Bank). Generally, the governmental members of these entities make initial capital contributions to and may also commit to making additional contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more governmental members of a supranational entity will continue to make any necessary additional capital contributions, and if such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities.

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Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.
Portfolio turnover — A fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or the shareholder’s account is tax-favored. These costs and tax effects may adversely affect a fund’s returns to shareholders. A fund’s portfolio turnover rate may vary from year to year, as well as within a year.
Market trading — The funds’ shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of fund shares are expected to fluctuate, in some cases materially, in response to changes in a fund’s net asset value (“NAV”), the intraday value of a fund’s holdings, and supply and demand for a fund’s shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares and/or for the holdings of a fund (including through a trading halt), among other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to the fund’s NAV and bid-ask spreads may widen. A bid-ask spread is the “spread” or difference between what investors are willing to pay for fund shares (the “bid” price) and the price at which the investors are willing to sell fund shares (the “ask” price). Purchasing a fund’s shares when its market price is at a premium or selling a fund’s shares when its market price is at a discount, may result in paying more than, or receiving less than, NAV, respectively.
Foreign securities held by a fund may be traded in markets that close at a different time than the exchange on which the fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when a fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.
Authorized Participant concentration — Only authorized participants may engage in creation or redemption transactions directly with a fund, and none of them is obligated to do so. A fund has a limited number of institutions that may act as authorized participants. In addition, to the extent that securities held by a fund are traded outside a collateralized settlement system, authorized participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of authorized participants may be able to do. If authorized participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other authorized participant engages in such function, fund shares may trade at a premium or discount to the fund’s net asset value and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.
Nondiversification — As nondiversified funds, each fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if each fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than might be the case if the fund were more broadly diversified.
Cash transactions — Each fund currently expects to effect at least part of its creations and redemptions for cash rather than in-kind securities. When a fund effects redemptions partly or wholly for cash, rather than in-kind, the fund may have to sell portfolio securities at inopportune times in order to obtain the cash needed to meet redemption orders. If a fund realizes gains on these sales, the fund generally will be required to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities in-kind. This strategy may cause shareholders to be subject to tax from distributions to which they would not otherwise be subject. The use of cash creations and redemptions may also cause a fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the fund’s NAV. As a result of such cash transactions, a fund could incur brokerage costs which, to the extent not offset by transaction fees that are payable by an authorized participant, may reduce the fund’s NAV.

179	Capital Group Fixed Income ETF Trust

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.
5.  Certain investment techniques

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights tables.
Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Unfunded commitments — Capital Group Core Plus Income ETF and Capital Group U.S. Multi-Sector Income ETF have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of December 31, 2024, the maximum exposure from these unfunded commitments for Capital Group Core Plus Income ETF was $1,769,000 and Capital Group U.S. Multi-Sector Income ETF was $1,977,000, respectively, which would represent less than 0.04% for Capital Group Core Plus Income ETF and 0.10% for Capital Group U.S. Multi-Sector Income ETF respectively, of the net assets of each fund should such commitments become due.
Option contracts — Some of the funds have has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.

Capital Group Fixed Income ETF Trust	180

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations.
Option contracts can take different forms. Some of the funds have has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date.
Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations.
Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the funds’ investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

181	Capital Group Fixed Income ETF Trust

Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:
Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.
Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protected buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as protection sellers, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction.

Capital Group Fixed Income ETF Trust	182

The following table presents the average month-end notional amounts of options on futures, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):
	Options on futures	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
Core Bond ETF	Not applicable	$155,504	Not applicable	Not applicable	$25,628
Core Plus Income ETF	Not applicable	1,093,475	$5,838	$894,237	Not applicable
International Bond ETF (USD-Hedged)	Not applicable	28,748	43,455	6,400	718
Municipal Income ETF	Not applicable	144,220*	Not applicable	176,949	Not applicable
Municipal High-Income ETF	Not applicable	2,789*	Not applicable	Not applicable	Not applicable
Short Duration Income ETF	Not applicable	182,357	Not applicable	239,880	Not applicable
Short Duration Municipal Income ETF	Not applicable	20,963*	Not applicable	38,485	Not applicable
Ultra Short Income ETF	Not applicable	1,549	Not applicable	Not applicable	Not applicable
U.S. Multi-Sector Income ETF	$7,433*	164,716*	3,129	308,883	8,817

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.
The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and the effect on each fund’s statement of operations resulting from each fund’s use of options contracts, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the year ended, December 31, 2024 (dollars in thousands):
Core Bond ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$27	Unrealized depreciation*	$3,835
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	6
			$27		$3,841

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(4,878)	Net unrealized appreciation (depreciation) on futures contracts	$(3,808)
Swap	Interest	Net realized gain (loss) on swap contracts	414	Net unrealized appreciation (depreciation) on swap contracts	(493)
Swap	Credit	Net realized gain (loss) on swap contracts	17	Net unrealized appreciation (depreciation) on swap contracts	(13)
			$(4,447)		$(4,314)
Core Plus Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$5,581	Unrealized depreciation*	$3,905
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	164	Unrealized depreciation on open forward currency contracts	—
Swap (centrally cleared)	Interest	Unrealized appreciation*	9,156	Unrealized depreciation*	8,066
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	67
			$14,901		$12,038

Refer to the end of the tables for footnote.

183	Capital Group Fixed Income ETF Trust

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(6,029)	Net unrealized appreciation (depreciation) on futures contracts	$2,367
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	335	Net unrealized appreciation (depreciation) forward currency contracts	185
Swap	Interest	Net realized gain (loss) on swap contracts	(40,811)	Net unrealized appreciation (depreciation) on swap contracts	(9,900)
			$(46,505)		$(7,348)
International Bond ETF (USD-Hedged)
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$151	Unrealized depreciation*	$120
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	1,016	Unrealized depreciation on open forward currency contracts	22
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	72
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	3
			$1,167		$217

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$198	Net unrealized appreciation (depreciation) on futures contracts	$31
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	452	Net unrealized appreciation (depreciation) forward currency contracts	994
Swap	Interest	Net realized gain (loss) on swap contracts	—	Net unrealized appreciation (depreciation) on swap contracts	(72)
Swap	Credit	Net realized gain (loss) on swap contracts	(27)	Net unrealized appreciation (depreciation) on swap contracts	(3)
			$623		$950
Municipal Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Swap (centrally cleared)	Interest	Unrealized appreciation*	$999	Unrealized depreciation*	$225

Refer to the end of the tables for footnote.

Capital Group Fixed Income ETF Trust	184

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$179	Net unrealized appreciation (depreciation) on futures contracts	$66
Swap	Interest	Net realized gain (loss) on swap contracts	(2,570)	Net unrealized appreciation (depreciation) on swap contracts	774
			$(2,391)		$840
Municipal High-Income ETF
		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(20)	Net unrealized appreciation (depreciation) on futures contracts	$—
Short Duration Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$230	Unrealized depreciation*	$70
Swap (centrally cleared)	Interest	Unrealized appreciation*	4,117	Unrealized depreciation*	1,262
			$4,347		$1,332

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(392)	Net unrealized appreciation (depreciation) on futures contracts	$(149)
Swap	Interest	Net realized gain (loss) on swap contracts	(11,391)	Net unrealized appreciation (depreciation) on swap contracts	3,192
			$(11,783)		$3,043
Short Duration Municipal Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Swap (centrally cleared)	Interest	Unrealized appreciation*	$434	Unrealized depreciation*	$126

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$143	Net unrealized appreciation (depreciation) on futures contracts	$3
Swap	Interest	Net realized gain (loss) on swap contracts	(573)	Net unrealized appreciation (depreciation) on swap contracts	308
			$(430)		$311
Refer to the end of the tables for footnote.

185	Capital Group Fixed Income ETF Trust

Ultra Short Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$1	Unrealized depreciation*	$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$23	Net unrealized appreciation (depreciation) on futures contracts	$1
U.S. Multi-Sector Income ETF
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$81	Unrealized depreciation on open forward currency contracts	$—
Swap (centrally cleared)	Interest	Unrealized appreciation*	16,134	Unrealized depreciation*	662
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	119
			$16,215		$781

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(382)	Net unrealized appreciation (depreciation) on investments	$—
Options written (equity style)	Interest	Net realized gain (loss) on options written	307	Net unrealized appreciation (depreciation) on options written	—
Futures	Interest	Net realized gain (loss) on futures contracts	1,494	Net unrealized appreciation (depreciation) on futures contracts	—
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	164	Net unrealized appreciation (depreciation) forward currency contracts	99
Swap	Interest	Net realized gain (loss) on swap contracts	(16,390)	Net unrealized appreciation (depreciation) on swap contracts	10,023
Swap	Credit	Net realized gain (loss) on swap contracts	(598)	Net unrealized appreciation (depreciation) on swap contracts	(119)
			$(15,405)		$10,003

*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable tables following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

Capital Group Fixed Income ETF Trust	186

Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to their use of options contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts and bilateral swaps, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.
Rights of offset — Funds that hold forward currency contracts and/or bilateral interest rate swaps have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.
The following tables present each fund’s forward currency contracts and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statement of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of December 31, 2024, if close-out netting was exercised (dollars in thousands):
Core Plus Income ETF
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
HSBC Bank	$152	$—	$—	$—	$152
Standard Chartered Bank	12	—	—	—	12
Total	$164	$—	$—	$—	$164
Liabilities:
Barclays Bank PLC	$67	$—	$—	$—	$67
International Bond ETF (USD-Hedged)
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Barclays Bank PLC	$1	$(1)	$—	$—	$—
BNP Paribas	7	(7)	—	—	—
Citibank	78	(1)	—	—	77
Goldman Sachs	100	—	—	—	100
HSBC Bank	439	—	—	(260)	179
JPMorgan Chase Bank	124	—	—	—	124
Morgan Stanley	133	—	—	—	133
Standard Chartered Bank	110	(1)	—	(109)	—
UBS AG	24	(11)	—	—	13
Total	$1,016	$(21)	$—	$(369)	$626
See end of tables for footnotes.

187	Capital Group Fixed Income ETF Trust

Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Liabilities:
Barclays Bank PLC	$72	$(1)	$—	$—	$71
BNP Paribas	9	(7)	—	—	2
Citibank	1	(1)	—	—	—
HSBC Bank	— †	—	—	—	— †
Standard Chartered Bank	1	(1)	—	—	—
UBS AG	11	(11)	—	—	—
Total	$94	$(21)	$—	$—	$73
U.S. Multi-Sector Income ETF
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
HSBC Bank	$78	$—	$—	$—	$78
Standard Chartered Bank	3	—	—	—	3
Total	$81	$—	$—	$—	$81

*	Collateral is shown on a settlement basis.
†	Amount less than one thousand.
6.  Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended December 31, 2024, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Capital Group Fixed Income ETF Trust	188

Additional tax basis disclosures for each fund as of December 31, 2024, were as follows (dollars in thousands):
	Core Bond ETF	Core Plus Income ETF	International Bond ETF (USD-Hedged)	Municipal Income ETF	Municipal High-Income ETF
Undistributed tax-exempt income	$—	$—	$—	$1,873	$57
Undistributed ordinary income	221	1,552	1,750	—	—
Undistributed long-term capital gains	—	—	52	—	—
Capital loss carryforward*	(12,913)	(48,856)	—	(333)	(14)
Capital loss carryforward utilized	—	—	—	456	—
Gross unrealized appreciation on investments	—	26,618	117	13,268	322
Gross unrealized depreciation on investments	(14,361)	(62,680)	(2,340)	(17,164)	(632)
Net unrealized appreciation (depreciation) on investments	(14,361)	(36,062)	(2,223)	(3,896)	(310)
Cost of investments	1,605,886	4,229,015	52,372	2,643,767	84,083
Reclassification from (to) total distributable earnings/ accumulated loss to (from) capital paid in on shares of beneficial interest	1,182	5,434	—	1,016	23

*
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

	Short Duration Income ETF	Short Duration Municipal Income ETF	Ultra Short Income ETF	U.S. Multi-Sector Income ETF
Undistributed tax-exempt income	$—	$268	$—	$—
Undistributed ordinary income	173	—	25	213
Undistributed long-term capital gains	—	—	4	—
Capital loss carryforward*	(2,617)	(69)	—	(2,747)
Capital loss carryforward utilized	—	—	—	3,148
Gross unrealized appreciation on investments	8,098	1,849	125	31,908
Gross unrealized depreciation on investments	(2,134)	(1,367)	(16)	(20,512)
Net unrealized appreciation (depreciation) on investments	5,964	482	109	11,396
Cost of investments	905,460	541,640	34,284	1,962,214
Reclassification from (to) total distributable earnings/ accumulated loss to (from) capital paid in on shares of beneficial interest	574	140	—	—

*
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

189	Capital Group Fixed Income ETF Trust

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
	Year ended December 31, 2024				Year ended December 31, 2023
Fund	Ordinary income	Tax-exempt income	Long-term capital gains	Total distributions paid	Ordinary income	Tax-exempt income	Long-term capital gains	Total distributions paid
Core Bond ETF	$33,238	$—	$—	$33,238	$606 *	$—	$—	$606 *
Core Plus Income ETF	143,463	—	—	143,463	49,339	—	—	49,339
International Bond ETF (USD-Hedged)	738 †	—	85 †	823 †
Municipal Income ETF	—	49,415	—	49,415	—	7,433	—	7,433
Municipal High-Income ETF	—	1,137 †	—	1,137 †
Short Duration Income ETF	27,757	—	—	27,757	11,350	—	—	11,350
Short Duration Municipal Income ETF	—	8,036	—	8,036	—	368 *	—	368 *
Ultra Short Income ETF	846 †	—	11 †	857 †
U.S. Multi-Sector Income ETF	64,695	—	—	64,695	11,122	—	—	11,122

*	For the period September 26, 2023, commencement of operations, through December 31, 2023.
†	For the period June 25, 2024, commencement of operations, through December 31, 2024.
7.  Fees and transactions

CRMC, the funds’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the funds’ shares. CRMC and CCG are considered related parties to the funds.
Investment advisory services – Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of daily net assets as follows:
Fund	Annual rate
Core Bond ETF	0.27%
Core Plus Income ETF	0.34
International Bond ETF (USD-Hedged)	0.45
Municipal Income ETF	0.27
Municipal High-Income ETF	0.34
Short Duration Income ETF	0.25
Short Duration Municipal Income ETF	0.25
Ultra Short Income ETF	0.18
U.S. Multi-Sector Income ETF	0.39
Under the terms of the agreements, in addition to providing investment advisory services, the investment adviser and its affiliates provide certain administrative services to help assist third parties providing non-distribution services to the funds’ shareholders. These services include providing in-depth information on each fund and market developments that impact each fund’s investments. The agreement provides that the investment adviser will pay all ordinary operating expenses of each fund other than management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under each fund’s plan of distribution (if any) and other non-routine or extraordinary expenses. Additionally, each fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable.

Capital Group Fixed Income ETF Trust	190

Transfer agency and administration services – Each fund has entered into a transfer agency and service agreement and an administration agreement with State Street Bank and Trust Company (“State Street”). Under the terms of the transfer agency agreement, State Street (or an agent, including an affiliate) acts as transfer agent and dividend disbursing agent for each fund. Under the terms of the administration agreement, State Street provides necessary administrative, legal, tax and accounting, regulatory and financial reporting services for the maintenance and operations of each fund. The investment adviser bears the costs of services under these agreements.
Affiliated officers and trustees – Officers and certain trustees of each fund are or may be considered to be affiliated with CRMC and CCG. No affiliated officers or trustees received any compensation directly from any of the funds.
Investment in CCF — Each fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for each fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC. CCF shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — Each fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of December 31, 2024 (dollars in thousands):
Fund	Purchases	Sales	Net realized gain (loss)
Municipal Income ETF	$760,773	$152	$28
Short Duration Municipal Income ETF	301,235	34,948	(180)
Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. None of the funds lent or borrowed cash through the interfund lending program at any time during the year ended December 31, 2024.
8.  Indemnifications

Each fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, each fund may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against each fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to each fund’s board members and officers.
9.  Capital share transactions

Each fund issues and redeems shares at NAV only with certain authorized participants in large increments known as creation units. Purchases of creation units are made by tendering a basket of designated securities and cash to a fund, and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per creation unit on the transaction date. The funds may issue creation units to authorized participants in advance of the delivery and settlement of all or a portion of the designated securities. When this occurs, the authorized participant provides cash collateral in an amount equal to 105% of the daily marked to market value of the securities that have not yet been delivered to the fund. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. Realized gains or losses resulting from redemptions of shares in-kind, if any, are reflected separately in each fund’s statement of operations.

191	Capital Group Fixed Income ETF Trust

Each fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming creation units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. In addition, for cash creation unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the authorized participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in each fund’s statement of changes in net assets.
Capital share transactions in each fund were as follows (dollars and shares in thousands):
Core Bond ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
$1,523,500	58,080	$—	—	$(11,366)	(420)	$1,512,134	57,660
For the period September 26, 2023*, through December 31, 2023
$93,345	3,660	$—	—	$—	—	$93,345	3,660
Core Plus Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
$2,572,239	113,820	$—	—	$(74,594)	(3,240)	$2,497,645	110,580
Year ended December 31, 2023
$1,082,435	48,600	$—	—	$—	—	$1,082,435	48,600
International Bond ETF (USD-Hedged)
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period June 25, 2024*, through December 31, 2024
$49,500	1,980	$—	—	$—	—	$49,500	1,980
Municipal Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
$2,213,972	81,780	$—	—	$(47,401)	(1,740)	$2,166,571	80,040
Year ended December 31, 2023
$430,271	16,380	$—	—	$(1,604)	(60)	$428,667	16,320
Municipal High-Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period June 25, 2024*, through December 31, 2024
$87,344	3,450	$—	—	$(2,549)	(100)	$84,795	3,350
Refer to the end of the tables for footnote.

Capital Group Fixed Income ETF Trust	192

Short Duration Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
$559,137	21,840	$—	—	$(20,149)	(780)	$538,988	21,060
Year ended December 31, 2023
$242,033	9,540	$—	—	$—	—	$242,033	9,540
Short Duration Municipal Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
$514,066	19,800	$—	—	$(6,226)	(240)	$507,840	19,560
For the period September 26, 2023*, through December 31, 2023
$45,214	1,800	$—	—	$—	—	$45,214	1,800
Ultra Short Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
For the period June 25, 2024*, through December 31, 2024
$34,531	1,380	$—	—	$—	—	$34,531	1,380
U.S. Multi-Sector Income ETF
Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
$1,575,085	57,600	$—	—	$—	—	$1,575,085	57,600
Year ended December 31, 2023
$296,844	11,340	$—	—	$—	—	$296,844	11,340

*	Commencement of operations.

193	Capital Group Fixed Income ETF Trust

10.  Investment transactions

The following table presents purchases and sales of investments, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, during the year ended December 31, 2024 (dollars in thousands):
Fund	Purchases	Sales
Core Bond ETF	$399,494	$82,678
Core Plus Income ETF	968,431	333,084
International Bond ETF (USD-Hedged)	99,667	53,153
Municipal Income ETF	2,384,000	391,918
Municipal High-Income ETF	92,518	12,978
Short Duration Income ETF	437,269	158,779
Short Duration Municipal Income ETF	579,941	119,223
Ultra Short Income ETF	13,798	4,326
U.S. Multi-Sector Income ETF	757,313	349,332
The following table presents the value of securities received and delivered in-kind from the authorized participants to support creation and redemption transactions, if any, during the year ended December 31, 2024 (dollars in thousands):
Fund	In-kind creations	In-kind redemptions
Core Bond ETF	$518,242	$11,191
Core Plus Income ETF	1,912,011	73,401
International Bond ETF (USD-Hedged)	—	—
Municipal Income ETF	127,568	43,525
Municipal High-Income ETF	—	2,056
Short Duration Income ETF	190,835	19,960
Short Duration Municipal Income ETF	990	5,585
Ultra Short Income ETF	18,046	—
U.S. Multi-Sector Income ETF	1,015,032	—
The following table presents additional information for each fund for the year ended December 31, 2024 (dollars in thousands):
Fund	Non-U.S. taxes paid on interest income	Non-U.S. taxes paid on realized gains
Core Bond ETF	$—	$—
Core Plus Income ETF	3	—
International Bond ETF (USD-Hedged)	7	4
Municipal Income ETF	—	—
Municipal High-Income ETF	—	—
Short Duration Income ETF	—	—
Short Duration Municipal Income ETF	—	—
Ultra Short Income ETF	—	—
U.S. Multi-Sector Income ETF	1	—

Capital Group Fixed Income ETF Trust	194

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[2]	Ratio of net income (loss) to average net assets
Core Bond ETF
12/31/2024	$26.38	$1.24	$(.83 )	$.41	$(1.03)	$—	$(1.03)	$25.76	1.58%	$1,579	.27%	4.76%
12/31/2023[3,4]	25.00	.45	1.18	1.63	(.25 )	—	(.25 )	26.38	6.56 [5]	97	.27 [6]	6.77 [6]
Core Plus Income ETF
12/31/2024	$22.66	$1.55	$(.88 )	$.67	$(1.15)	$—	$(1.15)	$22.18	3.01%	$3,985	.34%	6.91%
12/31/2023	22.23	1.55	.01	1.56	(1.13)	—	(1.13)	22.66	7.25	1,565.34		7.04
12/31/2022[3,7]	25.30	.83	(3.24)	(2.41)	(.66 )	—	(.66 )	22.23	(9.59)[5]	455	.34 [6]	4.24 [6]
International Bond ETF (USD-Hedged)
12/31/2024[3,8]	$25.00	$.46	$.23	$.69	$(.37 )	$(.04 )	$(.41 )	$25.28	2.79%[5]	$50	.45%[6]	3.52%[5]
Municipal Income ETF
12/31/2024	$27.00	$.99	$(.25 )	$.74	$(.86 )	$—	$(.86 )	$26.88	2.80%	$2,666	.27%	3.66%
12/31/2023	26.11	.98	.75	1.73	(.84 )	—	(.84 )	27.00	6.78	517.27		3.75
12/31/2022[3,9]	25.00	.17	1.07	1.24	(.13 )	—	(.13 )	26.11	4.92 [5]	74	.05 [5]	.67 [5]
Municipal High-Income ETF
12/31/2024[3,8]	$25.00	$.54	$.15	$.69	$(.45 )	$—	$(.45 )	$25.24	2.76%[5]	$85	.34%[6]	4.11%[5]
Short Duration Income ETF
12/31/2024	$25.41	$1.69	$(.32 )	$1.37	$(1.17)	$—	$(1.17)	$25.61	5.51%	$874	.25%	6.64%
12/31/2023	25.27	1.37	(.10 )	1.27	(1.13)	—	(1.13)	25.41	5.14	332.25		5.45
12/31/2022[3,9]	25.00	.22	.21	.43	(.16 )	—	(.16 )	25.27	1.73 [5]	89	.05 [5]	.87 [5]
Short Duration Municipal Income ETF
12/31/2024	$25.78	$.91	$.05	$.96	$(.81 )	$—	$(.81 )	$25.93	3.77%	$554	.25%	3.51%
12/31/2023[3,4]	25.00	.24	.76	1.00	(.22 )	—	(.22 )	25.78	4.00 [5]	46	.25 [6]	3.62 [6]
Ultra Short Income ETF
12/31/2024[3,8]	$25.00	$.65	$.13	$.78	$(.63 )	$(.03 )	$(.66 )	$25.12	3.14%[5]	$35	.18%[6]	5.01%[5]
U.S. Multi-Sector Income ETF
12/31/2024	$26.91	$2.07	$(.16 )	$1.91	$(1.61)	$—	$(1.61)	$27.21	7.29%	$1,951	.39%	7.63%
12/31/2023	25.66	2.05	.78	2.83	(1.58)	—	(1.58)	26.91	11.39	379.39		7.91
12/31/2022[3,9]	25.00	.29	.62	.91	(.25 )	—	(.25 )	25.66	3.63 [5]	71	.07 [5]	1.13 [5]
Refer to the end of the tables for footnotes.

195	Capital Group Fixed Income ETF Trust

Financial highlights (continued)

Portfolio turnover rate excluding mortgage dollar roll transactions[10,11]	Year ended December 31, 2024	Year ended December 31, 2023	Period ended December 31, 2022[3,5]
Core Bond ETF	125%	13%[4]
Core Plus Income ETF	83	76	172 [7]
International Bond ETF (USD-Hedged)	118 [5,8]
Short Duration Income ETF	42	56	1 [9]
U.S. Multi-Sector Income ETF	39	43	6 [9]

Portfolio turnover rate including mortgage dollar roll transactions, if any[10,11]	Year ended December 31, 2024	Year ended December 31, 2023	Period ended December 31, 2022[3,5]
Core Bond ETF	354%	26%[4]
Core Plus Income ETF	420	581	446 [7]
International Bond ETF (USD-Hedged)	185 [5,8]
Municipal Income ETF	29	19	1 [9]
Municipal High-Income ETF	25 [5,8]
Short Duration Income ETF	192	203	55 [9]
Short Duration Municipal Income ETF	54	37 [4]
Ultra Short Income ETF	26 [5,8]
U.S. Multi-Sector Income ETF	41	43	6 [9]

[1]	Based on average shares outstanding.
[2]	Ratios do not include expenses of any Central Funds. Each fund indirectly bears its proportionate share of the expenses of any Central Funds.
[3]	Based on operations for a period that is less than a full year.
[4]	For the period September 26, 2023, commencement of operations, through December 31, 2023.
[5]	Not annualized.
[6]	Annualized.
[7]	For the period February 22, 2022, commencement of operations, through December 31, 2022.
[8]	For the period June 25, 2024, commencement of operations, through December 31, 2024.
[9]	For the period October 25, 2022, commencement of operations, through December 31, 2022.
[10]	Rates do not include each fund’s portfolio activity with respect to any Central Funds.
[11]	Refer to Note 5 for more information on mortgage dollar rolls.
Refer to the notes to financial statements.

Capital Group Fixed Income ETF Trust	196

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Capital Group Fixed Income ETF Trust and Shareholders of Capital Group Core Plus Income ETF, Capital Group Municipal Income ETF, Capital Group U.S. Multi-Sector Income ETF, Capital Group Short Duration Income ETF, Capital Group Core Bond ETF, Capital Group Short Duration Municipal Income ETF, Capital Group Ultra Short Income ETF, Capital Group International Bond ETF (USD-Hedged), and Capital Group Municipal High-Income ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of each of the funds listed in the table below (constituting Capital Group Fixed Income ETF Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund	Statement of operations	Statement of changes in net assets	Financial highlights
Capital Group Core Plus Income ETF	For the year ended December 31, 2024.	For each of the two years in the period ended December 31, 2024.	For each of the two years ended December 31, 2024, and for the period February 22, 2022 (commencement of operations) through December 31, 2022.
Capital Group Municipal Income ETF	For the year ended December 31, 2024.	For each of the two years in the period ended December 31, 2024.	For each of the two years ended December 31, 2024, and for the period October 25, 2022 (commencement of operations) through December 31, 2022.
Capital Group U.S. Multi-Sector Income ETF
Capital Group Short Duration Income ETF
Capital Group Core Bond ETF	For the year ended December 31, 2024.	For the year ended December 31, 2024, and for the period September 26, 2023 (commencement of operations) through December 31, 2023.
Capital Group Short Duration Municipal Income ETF
Capital Group Ultra Short Income ETF	For the period June 25, 2024 (commencement of operations) through December 31, 2024.
Capital Group International Bond ETF (USD-Hedged)
Capital Group Municipal High-Income ETF
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used

197	Capital Group Fixed Income ETF Trust

Report of Independent Registered Public Accounting Firm

and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
February 12, 2025
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

Capital Group Fixed Income ETF Trust	198

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. Each fund hereby designates the following amounts for the funds’ fiscal year ended December 31, 2024:
	Capital Group Core Bond ETF	Capital Group Core Plus Income ETF	Capital Group International Bond ETF (USD-Hedged)	Capital Group Municipal Income ETF	Capital Group Municipal High Incomme ETF
Long-term capital gains	—	—	$85,000	—	—
Qualified dividend income	$47,000	$106,000	$10,000	—	—
Section 163(j) interest dividends	100%	100%	100%	—	—
Exempt interest dividends	—	—	—	$53,785,000	$1,244,000
U.S. government income that may be exempt from state taxation	$8,060,000	$37,930,000	$77,000	—	—

	Capital Group Short Duration Income ETF	Capital Group Short Duration Municipal Income ETF	Capital Group Ultra Short Income ETF	Capital Group U.S. Multi-Sector Income ETF
Long-term capital gains	—	—	$11,000	—
Qualified dividend income	—	—	—	$68,000
Section 163(j) interest dividends	100%	—	$825,000	$63,727,000
Exempt interest dividends	—	$8,695,000	—	—
U.S. government income that may be exempt from state taxation	$1,775,000	—	$6,000	$2,380,000
Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2025 , to determine the  calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

199	Capital Group Fixed Income ETF Trust

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Trustee compensation is paid by the investment adviser pursuant to the Investment Advisory and Service Agreement.
Approval of Investment Advisory and Service Agreement

Not applicable

Capital Group Fixed Income ETF Trust	200

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Trustee compensation is paid by the investment adviser pursuant to the Investment Advisory and Service Agreement.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Group Fixed Income ETF Trust

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: July 11, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: July 11, 2025

By   /s/ Troy S. Tanner

Troy S. Tanner, Treasurer and

Principal Financial Officer

Date: July 11, 2025